                                                        Delaware Investments (R)
                                         A member of the Lincoln Financial Group

FIXED INCOME

Prospectus        NOVEMBER 28, 2006

                  DELAWARE CORPORATE BOND FUND
                  CLASS A o CLASS B o CLASS C o CLASS R
                  DELAWARE EXTENDED DURATION BOND FUND
                  CLASS A o CLASS B o CLASS C o CLASS R

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profiles                                    page 2
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund                  2

How we manage the Funds                          page 6
Our investment strategies                             6
The securities we typically invest in                 7
The risks of investing in the Funds                  10
Disclosure of portfolio holdings information         12

Who manages the Funds                           page 13
Investment manager                                   13
Portfolio managers                                   13
Who's who?                                           14

About your account                              page 15
Investing in the Funds                               15
      Choosing a share class                         15
      Dealer compensation                            18
Payments to intermediaries                           18
How to reduce your sales charge                      19
How to buy shares                                    23
Fair valuation                                       24
Retirement plans                                     24
Document delivery                                    24
How to redeem shares                                 25
Account minimums                                     26
Special services                                     27
Frequent trading of Fund shares                      28
Dividends, distributions and taxes                   30
Certain management considerations                    31

Financial highlights                            page 32

Glossary                                        page 36

Additional information                          page 39

                                       1

Profile: Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

What is the Funds' goal?
The Funds seek to provide  investors with total return.  Although each Fund will strive to meet its goal, there is no assurance that it will.

What are the Funds' main investment strategies?
We invest  primarily in corporate  bonds.  Our focus is on corporate  bonds that have investment  grade credit ratings from a nationally  recognized  statistical rating organization (NRSRO). The bonds we select for the portfolio are typically rated BBB and above by Standard and Poor's (S&P) or Baa and above by Moody's
Investors Service,  Inc.  (Moody's).  We may also invest in unrated bonds, if we believe their credit quality is comparable to those that have  investment  grade ratings.

The most  significant  difference  between  the two  Funds  is in  their  return potential and their risk  profiles as determined by the average  duration of the bonds in each  Fund's  portfolio.  Duration  measures  a bond's  sensitivity  to interest  rates by indicating  the  approximate  change in a bond or bond fund's price given a 1% change in interest rates. We generally keep Delaware  Corporate
Bond Fund's duration between four and seven years.  This is a more  conservative strategy than that of Delaware Extended Duration Bond Fund, which will typically have a duration between eight and eleven years.

Under normal circumstances, each Fund will invest at least 80% of its net assets in corporate bonds.  This policy is not a fundamental  investment policy and can be changed without  shareholder  approval.  However,  shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Funds?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you  invest.  Over time,  the value of your  investment will increase and decrease  according to changes in the value of the  securities in the Funds' portfolio. These Funds will be affected by changes in bond prices, particularly as a result of changes in interest rates. They may also be affected by economic conditions which may hinder a company's ability to make interest and principal payments on its debt.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 11.

An  investment  in the Funds is not a deposit of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Funds?
o    Investors with medium or long-range goals.
o    Investors  looking for a bond investment to help balance their  investments in stocks or more aggressive securities.
o    Investors who are looking for an income  investment  that can provide total
     return   opportunities   through  the  automatic   reinvestment  of  income
     dividends.

Who should not invest in the Funds?
o    Investors with very short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors seeking long-term growth of capital.

You  should  keep in mind that an  investment  in either  Fund is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan. Be sure to discuss these Funds with your  financial  advisor to determine whether they are an appropriate choice for you.

                                       2

How have the Funds performed?

The bar charts and tables can help you  evaluate  the risks of  investing in the
Funds. We show how annual returns for the Funds' Class A shares have varied over the past seven calendar  years, as well as average annual returns of Class A, B,
C and R shares for one-year,  five-year and lifetime periods,  as applicable.  A
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication  of how it will perform in the future.  The returns  reflect  expense caps in effect  during  certain of these  periods.  The  returns  would be lower without the expense  caps.  Please see the  footnotes  on page 5 for  additional information about expense caps.

[GRAPHIC OMITTED:  BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN] [CLASS A]

Year-by-year total return (Class A)

-------------------- -------- ------- -------- -------- -------- -------- -------
                        1999    2000     2001     2002     2003     2004    2005
-------------------- -------- ------- -------- -------- -------- -------- -------
Delaware Corporate
Bond Fund             -2.02%   5.34%   12.15%   10.84%   12.71%    7.07%   1.85%
-------------------- -------- ------- -------- -------- -------- -------- -------
Delaware Extended
Duration Bond Fund    -5.57%   6.39%   14.38%   13.02%   15.04%   10.03%   2.85%
-------------------- -------- ------- -------- -------- -------- -------- -------

As of September 30, 2006, the Delaware  Corporate Bond Fund's Class A shares had a calendar  year-to-date return of 4.03%. During the periods illustrated in this bar chart,  Class A's highest  quarterly  return was 6.43% for the quarter ended
June 30, 2003 and its lowest  quarterly  return was -3.60% for the quarter ended
June 30, 2004.

As of September  30, 2006,  the Delaware  Extended  Duration Bond Fund's Class A
shares  had  a  calendar  year-to-date  return  of  2.76%.  During  the  periods illustrated in this bar chart,  Class A's highest quarterly return was 8.30% for the quarter ended June 30, 2003 and its lowest  quarterly  return was -5.54% for the quarter ended June 30, 2004.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase  shares,  is not  reflected  in the previous  paragraphs  or in the bar chart.  If this fee were  included,  the returns would be less than those shown.
The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
-------------------------------------------- ----------- ---------- ------------
Delaware Corporate Bond Fund                    1 year    5 years    Lifetime**
-------------------------------------------- ----------- ---------- ------------
Class A return before taxes                    (2.66%)     7.85%       6.20%
-------------------------------------------- ----------- ---------- ------------
Class A return after taxes on distributions    (4.46%)     5.36%       3.75%
-------------------------------------------- ----------- ---------- ------------
Class A return after taxes on distributions
  and sale of Fund shares                      (1.69%)     5.23%       3.77%
-------------------------------------------- ----------- ---------- ------------
Class B return before taxes*                   (2.76%)     7.82%       6.11%
-------------------------------------------- ----------- ---------- ------------
Class C return before taxes*                    0.13%      8.04%       6.11%
-------------------------------------------- ----------- ---------- ------------
Class R return before taxes*                    1.53%       N/A        4.07%
-------------------------------------------- ----------- ---------- ------------
Lehman Brothers U.S. Credit Index (reflects
no deduction for fees, expenses, or taxes)      1.96%      7.11%       5.96%
-------------------------------------------- ----------- ---------- ------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
U.S.  Credit Index.  You should  remember  that,  unlike the Fund,  the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
individual   retirement   accounts  (IRAs).  The  after-tax  returns  shown  are
calculated  using the highest  individual  federal  marginal income tax rates in effect  during the Fund's  lifetime  and do not  reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of shares at the end of the period.  If shares were not  redeemed,  the returns  before  taxes for Class B would be
     1.09%,  8.04% and 6.11% for the one-year,  five-year and lifetime  periods, respectively.  If shares were not  redeemed,  the returns  before taxes for
     Class C would be 1.09%,  8.04% and 6.11% for the  one-year,  five-year  and lifetime  periods,  respectively.  If shares were not redeemed,  the return before  taxes for Class R would be 1.53%  and  4.07% for the  one-year  and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The  inception  date for Class A,  Class B and  Class C shares  was
     September 15, 1998. The inception date for Class R shares was June 2, 2003.
     The Lehman  Brothers U.S.  Credit Index returns are for the Fund's Class A,
     Class B and Class C shares'  lifetime  period.  The  Lehman  Brothers  U.S.
     Credit Index return for the Class R lifetime was 3.00%. The Lehman Brothers
     U.S.  Credit Index reports  returns on a monthly basis as of the end of the month.  Index  returns  for Class A,  Class B and  Class C shares  lifetime reflect the return from September 30, 1998 through December 31, 2005. Index returns for Class R shares  lifetime  reflect the return from June 30, 2003 through  December  31,  2005.  Average  annual  returns for periods  ending
     12/31/05

                                       3

Profile:  Delaware  Corporate Bond Fund and Delaware Extended Duration Bond Fund
(continued)

How have the Funds performed? (continued)

Average annual returns for periods ending 12/31/05
--------------------------------------------- --------- ---------- -------------
Delaware Extended Duration Bond Fund            1 year   5 years    Lifetime**
--------------------------------------------- --------- ---------- -------------
Class A return before taxes                    (1.79%)    9.97%       7.23%
--------------------------------------------- --------- ---------- -------------
Class A return after taxes on distributions    (3.76%)    7.20%       4.56%
--------------------------------------------- --------- ---------- -------------
Class A return after taxes on distributions
  and sale of Fund shares                      (1.09%)    6.94%       4.54%
--------------------------------------------- --------- ---------- -------------
Class B return before taxes*                   (1.78%)    9.91%       7.09%
--------------------------------------------- --------- ---------- -------------
Class C return before taxes*                    1.11%    10.11%       7.11%
--------------------------------------------- --------- ---------- -------------
Lehman Brothers Long U.S. Credit Index
(reflects no deduction for fees, expenses,
 or taxes)                                      3.76%     9.49%       7.00%
--------------------------------------------- --------- ---------- -------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Long U.S. Credit Index. You should remember that,  unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A Shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of shares at the end of the period.  If shares were not  redeemed,  the returns  before  taxes for Class B would be
     2.09%,  10.12% and 7.09% for the one-year,  five-year and lifetime periods, respectively.  If shares were not  redeemed,  the returns  before taxes for
     Class C would be 2.08%,  10.11% and 7.11% for the  one-year,  five-year and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The  inception  date for Class A,  Class B and  Class C shares  was
     September 15, 1998.  The  inception  date for Class R shares was October 1,
     2005. The Lehman Brothers Long U.S. Credit Index returns are for the Fund's
     Class A, Class B and Class C shares' lifetime  period.  The Lehman Brothers
     Long U.S.  Credit  Index  return  for the Class R lifetime  was 3.12%.  The
     Lehman  Brothers U.S. Credit Index reports returns on a monthly basis as of the last day of the month.  Index  returns for Class A, Class B and Class C shares'  lifetime  reflect  the return  from  September  30,  1998  through
     December 31, 2005.

                                       4

What are the Funds' fees and expenses?

--------------- ------------------------ --------- --------- -------- ---------
Sales charges   CLASS                           A         B        C         R
are fees paid   ------------------------ --------- --------- -------- ---------
directly from   Maximum sales charge
your              (load) imposed on
investments       purchases as a
when you buy      percentage of offering
or sell           price                      4.50%      none     none      none
shares of       ------------------------ --------- --------- -------- ---------
each Fund.      Maximum contingent
You do not        deferred sales charge
pay sales         (load) as a percentage
charges when      of original purchase
you buy or        price or redemption
sell Class R      price, whichever is
shares.           lower                    none(1)  4.00%(2)  1.00%(3)     none
                ------------------------ --------- --------- -------- ---------
                Maximum sales charge
                  (load) imposed on
                  reinvested dividends        none      none     none      none
                ------------------------ --------- --------- -------- ---------
                Redemption fees               none      none     none      none
                ------------------------ --------- --------- -------- ---------
                Exchange fees(4)              none      none     none      none
--------------- ------------------------ --------- --------- -------- ---------

--------------- ------------------------ --------- --------- -------- ---------
Annual fund                                Delaware Corporate Bond Fund
operating       ------------------------ --------- --------- -------- ---------
expenses are    CLASS                           A         B        C         R
deducted from   ------------------------ --------- --------- -------- ---------
each Fund's     Management fees(5)           0.50%     0.50%    0.50%     0.50%
assets.         ------------------------ --------- --------- -------- ---------
                Distribution and
                service (12b-1) fees      0.30%(6)     1.00%    1.00%  0.60%(7)
                ------------------------ --------- --------- -------- ---------
                Other expenses               0.24%     0.24%    0.24%     0.24%
                ------------------------ --------- --------- -------- ---------
                Total annual fund
                operating expenses           1.04%     1.74%    1.74%     1.34%
                ------------------------ --------- --------- -------- ---------
                Fee waivers and
                payments                   (0.14%)   (0.09%)  (0.09%)   (0.19%)
                ------------------------ --------- --------- -------- ---------
                Net expenses                 0.90%     1.65%    1.65%     1.15%
--------------------------------------------------------------------------------

--------------- ------------------------ --------- --------- -------- ---------
Annual fund                                Delaware Extended Duration Bond Fund
operating       ------------------------ --------- --------- -------- ---------
expenses are    CLASS                           A         B        C         R
deducted from   ------------------------ --------- --------- -------- ---------
each Fund's     Management fees(5)           0.55%     0.55%    0.55%     0.55%
assets.         ------------------------ --------- --------- -------- ---------
                Distribution and
                  service (12b-1) fees    0.30%(6)     1.00%    1.00%  0.60%(7)
                ------------------------ --------- --------- -------- ---------
                Other expenses               0.37%     0.37%    0.37%     0.37%
                ------------------------ --------- --------- -------- ---------
                Total annual fund
                  operating expenses         1.22%     1.92%    1.92%     1.52%
                ------------------------ --------- --------- -------- ---------
                Fee waivers and
                  payments                 (0.32%)   (0.27%)  (0.27%)   (0.37%)
                ------------------------ --------- --------- -------- ---------
                Net expenses                 0.90%     1.65%    1.65%     1.15%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This example is                         Delaware Corporate Bond Fund
intended to help   --------- -------- ------- -------- -------- -------- --------
you compare the    CLASS           A     B(9)     B(9)        C        C        R
cost of                                          (if re-         (if re-
investing in the                                  deemed)        deemed)
Funds to the       --------- -------- ------- -------- -------- -------- --------
cost of            1 year       $538    $168     $568     $168     $268      $117
investing in       --------- -------- ------- -------- -------- -------- --------
other mutual       3 years      $753    $539     $764     $539     $539      $406
funds. We show     --------- -------- ------- -------- -------- -------- --------
the cumulative     5 years      $985    $935   $1,085     $935     $935      $716
amount of Fund     --------- -------- ------- -------- -------- -------- --------
expenses on a      10 years  $1,652   $1,859   $1,859   $2,044   $2,044    $1,596
hypothetical       --------- -------- ------- -------- -------- -------- --------
investment of                         Delaware Extended Duration Bond Fund
$10,000 with an    --------- -------- ------- -------- -------- -------- --------
annual 5% return   CLASS           A     B(9)     B(9)        C        C        R
over the time                                   (if re-         (if re-
shown.(8)   This                               deemed)           deemed)
example reflects   --------- -------- ------- -------- -------- -------- --------
the net            1 year        $538    $168     $568     $168     $268     $117
operating          --------- -------- ------- -------- -------- -------- --------
expenses with      3 years       $790    $577     $802     $577     $577     $444
the expense        --------- -------- ------- -------- -------- -------- --------
waivers for the    5 years     $1,061  $1,012   $1,162   $1,012   $1,012     $794
one-year           --------- -------- ------- -------- -------- -------- --------
contractual        10 years    $1,834  $2,039   $2,039   $2,221   $2,221   $1,781
period and the
total operating
expenses without
expense waivers
for years two
through 10. This
is an example
only, and does
not represent
future expenses,
which may be
greater or less
than those shown
here.

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within the first two years of purchase. Additional Class A purchase  options that involve a  contingent  deferred  sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1% during the sixth year, and 0% thereafter.

(3)  Class C shares  redeemed  within one year of  purchase  are subject to a 1%
     contingent deferred sales charge.

(4)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(5)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory fees and/or reimburse expenses through November 30, 2007, in order to prevent each Fund's total annual fund operating expenses  (excluding any
     12b-1 plan expenses,  taxes,  interest,  brokerage fees,  certain insurance costs and  non-routine  expenses  or costs,  including  but not limited to, those relating to reorganizations,  litigation,  certain Trustee retirement
     plan   expenses,   conducting   shareholder   meetings   and   liquidations
     [collectively,  "non-routine  expenses"])  from exceeding,  in an aggregate amount,  0.65% of average  daily net assets.  For purposes of these waivers and reimbursements,  non-routine  expenses may also include such additional costs and  expenses  as may be agreed  upon from time to time by the Funds'
     Board and the Manager.  For the Corporate Bond Fund,  these expense waivers and  reimbursements  will be limited  to 0.55% of average  daily net assets from the date of this  Prospectus  through  June 30,  2007 and will then be limited to 0.65% of  average  daily net  assets  from July 1, 2007  through
     November 30, 2007.

(6)  The  Distributor  has  contracted  to limit the Class A shares 12b-1 fee of each Fund through  November 30, 2007 to no more than 0.25% of average daily net assets.

(7)  The  Distributor  has  contracted  to limit the Class R shares 12b-1 fee of each Fund through  November 30, 2007 to no more than 0.50% of average daily net assets.

(8)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(9)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       5

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help
shareholders meet their goals.

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market  sectors  that we  think  are the best  investments  for the  Funds.  The following  are  descriptions  of how the  portfolio  manager  pursues the Funds'
investment goals.

The Funds strive to provide shareholders with total return through a combination of income and capital appreciation from the bonds in their portfolios. We invest primarily in corporate bonds,  with a strong emphasis on those that are rated in the  four  highest  credit  categories  by an  NRSRO.  We  may  also  invest  in high-yielding,  lower quality corporate bonds (also called "junk bonds").  These may involve  greater  risk  because the  companies  issuing the bonds have lower credit ratings and may have difficulty  making interest and principal  payments.
We may  invest up to 25% of each  Fund's  total  assets in  foreign  securities.
Securities  of  foreign  issuers  are also  subject  to  certain  risks  such as political and economic  instability,  currency  fluctuations  and less stringent regulatory standards.

In  selecting  bonds,  we  conduct  a  careful  analysis  of  economic  factors, industry-related  information  and the  underlying  financial  stability  of the company issuing the bond.

Choosing between  Delaware  Corporate Bond Fund and Delaware  Extended  Duration
Bond Fund
We manage both Delaware  Corporate Bond Fund and Delaware Extended Duration Bond
Fund using the same fundamental  strategy.  The main difference  between the two
Funds is in their return  potential and the  corresponding  risk associated with each Fund.  Delaware  Corporate  Bond Fund is the more  conservative  of the two
Funds and might be  appropriate  for  investors  who desire less  potential  for fluctuation  of their share price.  We generally  keep Delaware  Corporate  Bond
Fund's duration between four and seven years.  Delaware  Extended  Duration Bond
Fund will typically have a duration between eight and eleven years.  This longer duration gives Delaware  Extended Duration Bond Fund greater income potential as well as greater appreciation potential when interest rates decline.

Each Fund's investment  objective is non-fundamental.  This means that the Board of  Trustees  may  change  a  Fund's  objective  without  obtaining  shareholder approval.  If an objective were changed, we would notify shareholders before the change in the objective became effective.

                                       6

The securities we typically invest in
Fixed-income  securities  generally  offer  the  potential  for  greater  income payments than stocks, and also may provide capital appreciation.

------------------------------------ --------------------------------------
            Securities                          How we use them
------------------------------------ --------------------------------------
Corporate bonds: Debt obligations    Under normal circumstances, we will
issued by a corporation.             invest at least 80% of each Fund's
                                     net assets in corporate bonds.  This
Debt securities within the top       policy is not a fundamental
three categories comprise what are   investment policy and can be changed
known as high-grade bonds and are    without shareholder approval.
regarded as having a strong          However, shareholders will be given
ability to pay principal and         notice at least 60 days prior to any
interest.  Securities in the         such change.
fourth category are known as
medium-grade bonds and are
regarded as having an adequate
capacity to pay principal and
interest but with greater
vulnerability to adverse economic
conditions and speculative
characteristics.
------------------------------------ --------------------------------------
High-yield corporate bonds: Debt     We may invest up to 20% of each
obligations issued by a              Fund's net assets in high-yield
corporation and rated lower than     corporate bonds.
investment grade by an NRSRO such
as S&P or Moody's. High-yield        We carefully evaluate an individual
bonds, also known as "junk bonds,"   company's financial situation, its
are issued by corporations that      management, the prospects for its
have lower credit quality and may    industry and the technical factors
have difficulty repaying principal   related to its bond offering. Our
and interest.                        goal is to identify those companies
                                     that we believe will be able to
                                     repay their debt obligations in
                                     spite of poor ratings. We may invest
                                     in unrated bonds if we believe their
                                     credit quality is comparable to the
                                     rated bonds we are permitted to
                                     invest in. Unrated bonds may be more
                                     speculative in nature than rated
                                     bonds.
------------------------------------ --------------------------------------
U.S. Government securities: Direct   We may invest in direct U.S.
U.S. obligations including bills,    government obligations; however,
notes and bonds, as well as other    these securities will typically be a
debt securities, issued by the       smaller percentage of the portfolio
U.S. Treasury and securities of      because they generally do not offer
U.S. government agencies or          as high a level of current income as
instrumentalities.  U.S. Treasury    other fixed-income securities the
securities are backed by the "full   Funds may invest in.
faith and credit" of the United
States.  Securities issued or
guaranteed by federal agencies and
U.S. government sponsored
instrumentalities may or may not
be backed by the "full faith and
credit" of the United States.  In
the case of securities not backed
by the "full faith and credit" of
the United States, investors in
such securities look principally
to the agency or instrumentality
issuing or guaranteeing the
obligation for the ultimate
repayment.
------------------------------------ --------------------------------------
Zero coupon and pay-in-kind bonds:   We may invest in zero coupon bonds
Zero coupon bonds are debt           and PIK bonds, consistent with each
obligations which do not entitle     Fund's investment objective.  We
the holder to any periodic           expect PIK bonds to be a less
payments of interest prior to        significant component of our
maturity or a specified date when    strategy.  The market prices of
the securities begin paying          these bonds are generally more
current interest, and therefore,     volatile than the market prices of
they are issued and traded at a      securities that pay interest
discount from their face amounts     periodically and are likely to react
or par value. Pay-in-kind (PIK)      to changes in interest rates to a
bonds pay interest through the       greater degree than interest-paying
issuance to holders of additional    bonds having similar maturities and
securities.                          credit quality.  They may have
                                     certain tax consequences which,
                                     under certain conditions, could be
                                     adverse to the Funds.
------------------------------------ --------------------------------------

                                       7

How we manage the Funds (continued)

------------------------------------ --------------------------------------
            Securities                          How we use them
------------------------------------ --------------------------------------
Foreign corporate and government     We may invest up to 25% of each
securities: Debt obligations         Fund's total assets in securities of
issued by a foreign corporation      issuers domiciled in foreign
and securities issued by foreign     countries including both established
governments.                         countries and those with emerging
                                     markets.
A supranational entity is an
entity established or financially
supported by the national
governments of one or more
countries. The International Bank
for Reconstruction and Development
(more commonly known as the World
Bank) is one example of a
supranational entity.
------------------------------------ --------------------------------------
Corporate commercial paper:          We may invest in commercial paper
Short-term debt obligations with     that is rated P-1 or P-2 by Moody's
maturities ranging from two to 270   and/or A-1 or A-2 by S&P.  We may
days, issued by companies.           also invest in unrated commercial
                                     paper if we determine its quality is
                                     comparable to these quality ratings.

------------------------------------ --------------------------------------
Short-term debt or money market      We may hold short-term debt or money
instruments: Very short-term debt    market securities pending an
securities generally considered to   investment in other securities or
be equivalent to cash.               when the manager feels that it is
                                     prudent to do so because of market
                                     conditions. All short-term
                                     instruments held by the Funds must
                                     be of the highest quality as rated
                                     by an NRSRO or determined to be of
                                     comparable quality by the Funds'
                                     manager.
------------------------------------ --------------------------------------
Repurchase agreements: An            We may use repurchase agreements as
agreement between a buyer of         a short-term investment for a Fund's
securities, such as a Fund, and a    cash position. In order to enter
seller of securities, in which the   into these repurchase agreements, a
seller agrees to buy the             Fund must have collateral of at
securities back within a specified   least 102% of the repurchase price.
time at the same price the buyer     We will only enter into repurchase
paid for them, plus an amount        agreements in which the collateral
equal to an agreed upon interest     is comprised of U.S. government
rate. Repurchase agreements are      securities.
often viewed as equivalent to cash.
------------------------------------ --------------------------------------
Restricted securities:               We may invest in privately-placed
Privately-placed securities whose    securities, including those that are
resale is restricted under U.S.      eligible for resale only among
securities laws.                     certain institutional buyers without
                                     registration, commonly known as
                                     "Rule 144A Securities."

                                     Restricted securities that are
                                     determined to be illiquid may not
                                     exceed each Fund's 15% limit on
                                     illiquid securities.
------------------------------------ --------------------------------------
Interest rate swap, index swap and   We may use interest rate swaps to
credit default swap agreements: In   adjust a Fund's sensitivity to
an interest rate swap, a fund        interest rates or to hedge against
receives payments from another       changes in interest rates. Index
party based on a variable or         swaps may be used to gain exposure
floating interest rate, in return    to markets that a Fund invests in,
for making payments based on a       such as the corporate bond market.
fixed interest rate. An interest     We may also use index swaps as a
rate swap can also work in reverse   substitute for futures or options
with a fund receiving payments       contracts if such contracts are not
based on a fixed interest rate and   directly available to the Fund on
making payments based on a           favorable terms. We may enter into
variable or floating interest        credit default swaps in order to
rate. In an index swap, a fund       hedge against a credit event, to
receives gains or incurs losses      enhance total return or to gain
based on the total return of a       exposure to certain securities or
specified index, in exchange for     markets.
making interest payments to
another party. An index swap can
also work in reverse with a fund
receiving interest payments from
another party in exchange for
movements in the total return of a
specified index. In a credit
default swap, a fund may transfer
the financial risk of a credit
event occurring (a bond default,
bankruptcy, restructuring, etc.)
on a particular security or basket
of securities to another party by
paying that party a periodic
premium; likewise, a fund may
assume the financial risk of a
credit event occurring on a
particular security or basket of
securities in exchange for
receiving premium payments from
another party. Interest rate
swaps, index swaps and credit
default swaps may be considered to
be illiquid.
------------------------------------ --------------------------------------

                                       8

------------------------------------ --------------------------------------
            Securities                          How we use them
------------------------------------ --------------------------------------
Loan participations: An interest     We may loan up to 25% of each Fund's
in a loan or other direct            assets to qualified broker/dealers
indebtedness, such as an             or institutional investors for their
assignment, that entitles the        use relating to short sales and
acquiring of such interest to        other security transactions. A Fund
payments of interest, principal      may invest in loans, including
and/or other amounts due under the   assignments and participation
structure of the loan or other       interests.
direct indebtedness. In addition
to being structured as secured or
unsecured loans, such investments
could be structured as novations
or assignments or represent trade
or other claims owed by a company
to a supplier.
------------------------------------ --------------------------------------
Illiquid securities: Securities      We may invest up to 15% of each
that do not have a ready market      Fund's total assets in illiquid
and cannot be easily sold, within    securities.
seven days, at approximately the
price that a Fund has valued
them.  Illiquid securities include
repurchase agreements maturing in
more than seven days.
------------------------------------ --------------------------------------

We may also  invest  in other  types of  income-producing  securities  including
common  stocks,  preferred  stocks,  warrants,   futures,  options  and  forward
contracts.  Please  see  the  Statement  of  Additional  Information  (SAI)  for
additional descriptions on these securities as well as those listed in the table above.

Lending securities
Each Fund may lend up to 25% of its assets to  qualified  brokers,  dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Funds' securities must provide collateral to the Funds and adjust the amount of  collateral  each day to reflect  changes in the value of loaned  securities.
These transactions, if any, may generate additional income for the Funds.

Borrowing from banks
Each Fund may borrow money from banks as a temporary  measure for  extraordinary or emergency purposes or to facilitate  redemption  requests.  The Funds will be required  to pay  interest to the lending  banks on the amounts  borrowed.  As a result,  borrowing  money could  result in the Funds being  unable to meet their investment objective.  The Funds will not borrow money in excess of one-third of the value of its net assets.

Purchasing securities on a when-issued or delayed delivery basis
Each Fund may buy or sell securities on a when-issued or delayed delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. Each Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily.

Temporary defensive positions
For temporary  defensive  purposes,  a Fund may hold a  substantial  part of its assets  in cash or cash  equivalents.  To the  extent  that a Fund  holds  these securities, the Fund may be unable to achieve its investment objective.

Portfolio turnover
It is possible  that each Fund's annual  portfolio  turnover may be greater than
100%, and may be  considerably  in excess of 100%. A turnover rate of 100% would occur if,  for  example,  a Fund  bought and sold all of the  securities  in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase  brokerage  commissions paid and could generate taxes for shareholders on realized investment gains.

                                       9

How we manage the Funds (continued)

The risks of investing in the Funds
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before  you  invest in a Fund you  should carefully  evaluate  the risks.  Because of the nature of the Funds,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when you invest in the Funds.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------- -------------------------------------
               Risks                      How we strive to manage them
------------------------------------- -------------------------------------
Market risk is the risk that all or   We maintain a long-term investment
a majority of the securities in a     approach and focus on high quality
certain market - like the stock or    individual bonds that we believe
bond market - will decline in value   can provide a steady stream of
because of factors such as economic   income regardless of interim
conditions, future expectations or    fluctuations in the bond market.
investor confidence.                  We generally do not buy and sell
                                      securities for short-term purposes.
Index swaps are subject to the same
market risks as the investment        In evaluating the use of an index
market or sector that the index       swap, we carefully consider how
represents.  Depending on the         market changes could affect the
actual movements of the index and     swap and how that compares to us
how well the portfolio manager        investing directly in the market
forecasts those movements, a fund     the swap is intended to represent.
could experience a higher or lower
return than anticipated.
------------------------------------- -------------------------------------
Interest rate risk is the risk that   Interest rate risk is a significant
securities, particularly bonds with   risk for these Funds.  In striving
longer maturities, will decrease in   to manage this risk, we monitor
value if interest rates rise and      economic conditions and the
increase in value if interest rates   interest rate environment and may
fall.  Investments in equity          adjust each Fund's duration or
securities issued by small- and       average maturity as a defensive
medium-size companies, which often    measure against interest rate risk.
borrow money to finance operations,
may also be adversely affected by     A Fund will not invest in swaps
rising interest rates.                with maturities of more than two
                                      years.  Each business day we will
Swaps may be particularly sensitive   calculate the amount a Fund must
to interest rate changes.             pay for any swaps it holds and will
Depending on the actual movements     designate enough cash or other
of interest rates and how well the    liquid securities to cover that
portfolio manager anticipates them,   amount.
a fund could experience a higher or
lower return than anticipated.  For
example, if a fund holds interest
rate swaps and is required to make
payments based on variable interest
rates, it will have to make
interest payments if interest rates
rise, which will not necessarily be
offset by the fixed-rate payments
it is entitled to receive under the
swap agreement.
------------------------------------- -------------------------------------
Credit risk is the possibility that   We strive to minimize credit risk
a bond's issuer (or an entity that    by investing primarily in higher
insures the bond) will be unable to   quality, investment grade corporate
make timely payments of interest      bonds.
and principal.
                                      Any portion of a portfolio that is
Investing in so-called "junk" or      invested in high-yielding, lower
"high-yield" bonds entails the risk   quality corporate bonds is subject
of principal loss, which may be       to greater credit risk.  We strive
greater than the risk involved in     to manage that risk through careful
investment grade bonds.  High-yield   bond selection, by limiting the
bonds are sometimes issued by         percentage of the portfolio that
companies whose earnings at the       can be invested in lower quality
time the bond is issued are less      bonds and by maintaining a
than the projected debt payments on   diversified portfolio of bonds
the bonds.                            representing a variety of
                                      industries and issuers.

                                      When selecting dealers with whom we
                                      would make interest rate or index
                                      swap agreements, we focus on those
                                      with high quality ratings and do
                                      careful credit analysis before
                                      investing.
------------------------------------ --------------------------------------

                                       10

------------------------------------- -------------------------------------
               Risks                      How we strive to manage them
------------------------------------- -------------------------------------
Loans and other direct indebtedness   These risks may not be completely
involve the risk that a fund will     eliminated, but we will attempt to
not receive payment of principal,     reduce these risks through
interest and other amounts due in     portfolio diversification, credit
connection with these investments     analysis and attention to trends in
and will depend primarily on the      the economy, industries and
financial condition of the            financial markets. As these
borrower. Loans that are fully        securities may be illiquid, they
secured offer a fund more             would be subject to a Fund's
protection than an unsecured loan     restrictions on illiquid securities.
in the event of non-payment of
scheduled interest or principal,
although there is no assurance that
the liquidation of collateral from
a secured loan would satisfy the
corporate borrower's obligation, or
that the collateral can be
liquidated. Some loans or claims
may be in default at the time of
purchase. Certain of the loans and
the other direct indebtedness
acquired by a fund may involve
revolving credit facilities or
other standby financing commitments
which obligate a fund to pay
additional cash on a certain date
or on demand. These commitments may
require a fund to increase its
investment in a company at a time
when that fund might not otherwise
decide to do so (including at a
time when the company's financial
condition makes it unlikely that
such amounts will be repaid). To
the extent that a fund is committed
to advance additional funds, it
will at all times hold and maintain
in a segregated account cash or
other high-grade debt obligations
in an amount sufficient to meet
such commitments.

As a fund may be required to rely
upon another lending institution to
collect and pass onto the fund
amounts payable with respect to the
loan and to enforce the fund's
rights under the loan and other
direct indebtedness, an insolvency,
bankruptcy or reorganization of the
lending institution may delay or
prevent the fund from receiving
such amounts. The highly leveraged
nature of many such loans and other
direct indebtedness may make such
loans and other direct indebtedness
especially vulnerable to adverse
changes in economic or market
conditions. Investments in such
loans and other direct indebtedness
may involve additional risk to the
fund.
------------------------------------- -------------------------------------
Foreign risk is the risk that         We carefully evaluate the reward
foreign securities may be adversely   and risk associated with each
affected by political instability,    foreign security that we consider.
changes in currency exchange rates,
foreign economic conditions or        We may invest up to 25% of each
inadequate regulatory and             Fund's total assets in securities
accounting standards.                 of foreign issuers.
------------------------------------- -------------------------------------
Liquidity risk is the possibility     We limit the percentage of a Fund
that securities cannot be readily     that can be invested in illiquid
sold within seven days at             securities.
approximately the price that a fund
has valued them.                      U.S. Treasuries and other U.S.
                                      Government debt securities are
                                      typically the most liquid
                                      securities available. Therefore,
                                      liquidity risk may not be a
                                      significant risk for these Funds.
------------------------------------- -------------------------------------

                                       11

How we manage the Funds (continued)

------------------------------------- -------------------------------------
               Risks                      How we strive to manage them
------------------------------------ --------------------------------------
Derivatives risk is the possibility   We will use derivatives for
that a fund may experience a          defensive purposes, such as to
significant loss if it employs a      protect gains or hedge against
derivatives strategy (including a     potential losses in the portfolio
strategy involving interest rate      without actually selling a
swaps, index swaps and credit         security, to neutralize the impact
default swaps) related to a           of interest rate changes, to affect
security or a securities index and    diversification or to earn
that security or index moves in the   additional income. We will not use
opposite direction from what the      derivatives for reasons
portfolio manager had anticipated.    inconsistent with the Funds'
Another risk of derivative            respective investment objectives.
transactions is the                   We also research and continually
creditworthiness of the               monitor the creditworthiness of
counterparty because the              current or potential
transaction depends on the            counterparties.
willingness and ability of the
counterparty to fulfill its
contractual obligations.
Derivatives also involve additional
expenses, which could reduce any
benefit or increase any loss to a
fund from using the strategy.
------------------------------------- -------------------------------------
Portfolio turnover rates reflect      Each Fund will normally experience
the amount of securities that are     an annual portfolio turnover rate
replaced from the beginning of the    exceeding 100%.
year to the end of the year by the
fund.  The higher the amount of
portfolio activity, the higher the
brokerage costs and other
transaction costs of the fund are
likely to be.  The amount of
portfolio activity will also affect
the amount of taxes payable by the
fund's shareholders that are
subject to federal income tax, as
well as the character (ordinary
income vs. capital gains) of such
tax obligations.
------------------------------------- -------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Funds'  policies  and  procedures  with  respect  to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

                                       12

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company (the Manager),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management Holdings,  Inc. The Manager makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative  services.
For these  services to each Fund,  the Manager was paid an aggregate fee, net of waivers, of daily net assets for the last fiscal year as follows:

                                                   Investment management fees
-------------------------------------------- ----------------- -----------------
                                                                    Delaware
                                                Delaware           Extended
                                              Corporate Bond    Duration Bond
                                                  Fund               Fund
-------------------------------------------- ----------------- -----------------
As a percentage of average daily net assets       0.31%             0.18%
-------------------------------------------- ----------------- -----------------

A discussion of the basis for the Board of Trustees  approval of the  investment advisory  contract  of each Fund is  available  in the Funds'  annual  report to shareholders for the period ended July 31, 2006.

Portfolio manager
Ryan K.  Brist has  primary  responsibility  for  making  day-to-day  investment decisions for the Funds.

Ryan K. Brist, CFA
Managing Director, Chief Investment Officer - Fixed Income Investments Mr. Brist
is co-head of the fixed-income department at Delaware  Investments(R),  where he oversees the fixed income investment process,  and is primarily  responsible for total return-based products.  Prior to joining Delaware  Investments(R) in 2000, he was a member of the portfolio  management  team that managed  Conseco Capital
Management's  investment  grade Core and Core Plus  products for five years.  He previously  worked in investment  banking as an analyst for Dean Witter Reynolds in New York.  Mr.  Brist  holds a  bachelor's  degree in  finance  from  Indiana
University.

The Funds' SAI provides  additional  information  about the portfolio  manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

Manager of managers structure
The Funds and the  Manager  have  received  an  exemptive  order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and terminate  sub-advisory agreements on behalf of the Funds without shareholder  approval (the "Manager of
Managers  Structure").  The  Manager  of  Managers  Structure  was  approved  by shareholders  at a meeting held on March 23, 2005 (or as  adjourned).  Under the
Manager of Managers Structure, the Manager has ultimate responsibility,  subject to oversight by the Funds' Board,  for  overseeing the Funds'  sub-advisors  and recommending  to the Board their hiring,  termination  or  replacement.  The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with respect to the Funds,  the Manager may, in the future, recommend  to the Funds'  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Funds' portfolio.

The Manager of Managers  Structure  enables  the Funds to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase  in the  overall  management  and  advisory  fees  payable by the Funds without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       13

How we manage the Funds (continued)
Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                        Board of trustees
Investment manager                                                            Custodian
Delaware Management Company                                                   JPMorgan Chase Bank
2005 Market Street                                                            4 Chase Metrotech Center
Philadelphia, PA 19103-7094                   The Funds                       Brooklyn, NY 11245

                                Distributor                                 Service agent
                                Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                2005 Market Street                          2005 Market Street
                                Philadelphia, PA 19103-7094                 Philadelphia, PA 19103-7094

                                Financial intermediary wholesaler
                                Lincoln Financial Distributors, Inc.
                                2001 Market Street
                                Philadelphia, PA 19103-7055

Portfolio managers
(see page 13 for details)
                                               Financial advisors
                                                  Shareholders

Board of trustees   A mutual fund is governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment  manager and distributor.  However,  the Funds rely on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require  their  Board  of  Trustees  to  be  comprised  of a  majority  of  such independent Trustees.  These independent Trustees, in particular,  are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor    Most mutual funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National  Association of Securities Dealers,  Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent    Mutual fund companies employ service agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the Funds' assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       14

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class:

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 4.50% that you pay when you buy the shares.

o    If you  invest  $100,000  or more,  your  front-end  sales  charge  will be reduced.

o    You may qualify for other  reductions in sales charges,  and, under certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30%  (currently  limited to 0.25%) of average daily net assets,  which is lower  than the  12b-1 fee for  Class B,  Class C and  Class R shares.  See
     "Dealer compensation" below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending the  then-current net asset value (NAV), the percentage of sales charge and rounding.

-------------------------------- --------------------- -------------------------
                                                             Sales charge
                                   Sales charge as %             as % of
Amount of purchase                of offering price      net amount invested
-------------------------------- --------------------- -------------------------
Less than $100,000                      4.50%                    4.71%
-------------------------------- --------------------- -------------------------
$100,000 but under $250,000             3.50%                    3.63%
-------------------------------- --------------------- -------------------------
$250,000 but under $500,000             2.50%                    2.56%
-------------------------------- --------------------- -------------------------
$500,000 but under $1 million           2.00%                    2.04%
-------------------------------- --------------------- -------------------------
$1 million or more                      None*                    None*
-------------------------------- --------------------- -------------------------

*There is no  front-end  sales  charge  when you  purchase $1 million or more of
Class A shares. However, if the Funds' Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem  these  shares  within the first year and 0.50% if you redeem them within the second  year,  unless a specific  waiver of the charge  applies.  The
Limited CDSC will be paid to the  Distributor  and will be assessed on an amount equal  to the  lesser  of:  (1) the NAV at the time  the  Class A  shares  being redeemed  were  purchased,  or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A shares  even if those  shares  are later exchanged  for the shares of another  Delaware  Investments(R)  Fund and, in the event of an exchange  of Class A shares,  the "NAV of such shares at the time of redemption"  will  be the  NAV of  the  shares  acquired  in  the  exchange.  In determining  whether a Limited  CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the  longest  period of time.  See  "Dealer  compensation"  below for a description of the dealer commission that is paid.

                                       15

About your account (continued)

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.00%  during the second year,  2.25%
     during the third year,  1.50% during the fourth and fifth years,  1% during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual 12b-1 fees no greater than 1% of average daily net assets
     (of which  0.25% are  service  fees)  paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert to Class A shares with a 12b-1 fee of no more than 0.30% (currently limited to 0.25%).  Conversion  may occur as late as three months after the eighth  anniversary  of purchase,  during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than 12 months are redeemed first,  followed by shares acquired through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares  are  subject to an annual  12b-1 fee no greater  than 1% of average  daily net  assets,  of which  0.25% are  service  fees paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

                                       16

CLASS R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in a Fund.  Class R  shares  are not  subject  to a contingent deferred sales charge.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares  do not  automatically  convert  to another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457 and  non-custodial  403(b)  plans,  as well as  other non-qualified  deferred compensation plans) with assets (at the time shares are  considered  for  purchase)  of $10 million or less;  and,  (ii) to IRA rollovers  from plans  maintained on the Delaware  Investments(R)retirement recordkeeping  system or BISYS's retirement  recordkeeping  system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any account  holding  Class A shares as of June 1, 2003 (the date Class R shares were made available for Delaware  Corporate Bond Fund)  continues to be eligible to purchase Class A shares after that date.  Any account  holding Class R shares is not eligible to purchase Class A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries where such program requires the purchase of a specific class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed  on an amount  equal to the  lesser  of the NAV at the time the  shares being  redeemed  were  purchased  or the  NAV of  those  shares  at the  time of redemption.  No contingent deferred sales charge will be imposed on increases in
NAV above the initial  purchase  price,  nor will a  contingent  deferred  sales charge be assessed on redemptions of shares  acquired  through  reinvestment  of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase"  will be the NAV at purchase of Class B shares or Class
C shares of the Fund,  even if those  shares are later  exchanged  for shares of another Delaware Investments(R) Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

                                       17

About your account (continued)

Dealer compensation

The  financial  advisor  that sells you shares of the Funds may be  eligible  to receive the following  amounts as compensation for your investment in the Funds.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

-------------------------------- ----------- ----------- ----------- -----------
                                 Class A(1)  Class B(2)  Class C(3)  Class R(4)
-------------------------------- ----------- ----------- ----------- -----------
Commission (%)                   -           4.00%       1.00%       -
-------------------------------- ----------- ----------- ----------- -----------
Investment less than $100,000    4.00%       -           -           -
-------------------------------- ----------- ----------- ----------- -----------
$100,000 - but less than
  $250,000                       3.00%       -           -           -
-------------------------------- ----------- ----------- ----------- -----------
$250,000 - but less than
  $500,000                       2.00%       -           -           -
-------------------------------- ----------- ----------- ----------- -----------
$500,000 - but less than
  $1,000,000                     1.60%       -           -           -
-------------------------------- ----------- ----------- ----------- -----------
$1,000,000 - but less than
  $5,000,000                     1.00%       -           -           -
-------------------------------- ----------- ----------- ----------- -----------
$5,000,000 - but less than
  $25,000,000                    0.50%       -           -           -
-------------------------------- ----------- ----------- ----------- -----------
$25,000,000 + or more            0.25%       -           -           -
-------------------------------- ----------- ----------- ----------- -----------
12b-1 Fee to Dealer              0.30%       0.25%       1.00%       0.60%
-------------------------------- ----------- ----------- ----------- -----------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the  12b-1  fee  applicable  to  Class A  shares.  The  maximum  12b-1  fee applicable  to  Class A  shares  is  0.30%,  however  the  Distributor  has contracted to limit this amount to 0.25% through November 30, 2007.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1 of up to 0.25% from the date of  purchase.  After  eight years, Class B shares automatically convert into Class A shares and dealers may then be eligible to receive the 0. 30% 12b-1 fee  applicable to Class A
     (currently limited to 0.25% through November 30, 2007).

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this amount to 0.50% through  November 30, 2007.  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase, although this rate is currently 0.50%.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund(s))  to  certain  affiliated  or  unaffiliated  brokers,  dealers  or other financial intermediaries (Financial  Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder  servicing,  including  providing the  Fund(s)  with  "shelf  space"  or  a  higher  profile  with  the  Financial
Intermediary's   consultants,   sales   persons  and   customers   (distribution
assistance).  The level of payments made to a qualifying Financial  Intermediary in any given year will vary.  To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates  to  pay  other  promotional  incentives  or  payments  to  Financial
Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over the other  investment  options.  In addition,  depending on the  arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Funds' shares.

For more information, please see the Funds' SAI.

                                       18

About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial advisor or the Funds in order to qualify for a reduction in sales charges.  Such  information  may  include  your  Delaware  Investments(R)  Funds holdings in any other account,  including retirement accounts held indirectly or through an  intermediary  and the names of qualifying  family  members and their holdings. Class R shares have no sales charge. We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced sales charge.

---------------- ------------------------ ---------------------------------------
                                                          Share class
    Program          How it works                 A             B             C
---------------- ------------------------ ------------ --------------------------
  Letter of        Through a Letter           X        Although the Letter of
  Intent           of Intent you                       Intent and Rights of
                   agree to invest a                   Accumulation do not
                   certain amount in                   apply to the purchase of
                   Delaware                            Class B and Class C
                   Investments(R) Funds                shares, you can combine
                   (except money                       your purchase of Class A
                   market funds with                   shares with your
                   no sales charge)                    purchase of Class B and
                   over a 13-month                     Class C shares to
                   period to qualify                   fulfill your Letter of
                   for reduced                         Intent or qualify for
                   front-end sales                     Rights of Accumulation.
                   charges.
---------------- ------------------------ ------------
  Rights of        You can combine            X
  Accumulation     your holdings or
                   purchases of all
                   Delaware
                   Investments(R) Funds
                   (except money
                   market funds with
                   no sales charge)
                   as well as the
                   holdings and
                   purchases of your
                   spouse and
                   children under 21
                   to qualify for
                   reduced front-end
                   sales charges.
---------------- ------------------------ ------------ ----------- --------------
  Reinvestment     Up to 12 months        For          For           Not
  of               after you redeem       Class A,     Class         available.
  Redeemed         shares, you can        you will     B, your
  Shares           reinvest the           not have     account
                   proceeds without       to pay       will be
                   paying a sales         an           credited
                   charge as noted to     additional   with
                   the right.             front-end    the
                                          sales        contingent
                                          charge.      deferred
                                                       sales
                                                       charge
                                                       you
                                                       previously
                                                       paid on
                                                       the
                                                       amount
                                                       you are
                                                       reinvesting.
                                                       Your
                                                       schedule
                                                       for
                                                       contingent
                                                       deferred
                                                       sales
                                                       charges
                                                       and
                                                       conversion
                                                       to
                                                       Class A
                                                       will
                                                       not
                                                       start
                                                       over
                                                       again;
                                                       it will
                                                       pick up
                                                       from
                                                       the
                                                       point
                                                       at
                                                       which
                                                       you
                                                       redeemed
                                                       your
                                                       shares.
---------------- ------------------------ ------------ --------------------------
  SIMPLE           These investment           X        There is no reduction in
  IRA, SEP         plans may qualify                   sales charges for Class B
  IRA,             for reduced sales                   or Class C shares for group
  SARSEP,          charges by                          purchases by retirement plans.
  Profit           combining the
  Sharing,         purchases of all
  Pension,         members of the
  401(k),          group. Members of
  SIMPLE           these groups may
  401(k),          also qualify to
  403(b)(7),       purchase shares
  and 457          without a
  Retirement       front-end sales
  Plans            charge and may
                   quality for a
                   waiver of any
                   contingent
                   deferred sales
                   charges on Class A
                   shares.
---------------- ------------------------ ------------ --------------------------

                                       19

About your account (continued)

Buying Class A shares at Net Asset Value
Class  A  shares  of a  Fund  may  be  purchased  at  NAV  under  the  following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees of any Delaware  Investments(R)  Fund,  the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R)  Funds;  and  (iii)  registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at NAV.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at NAV.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R) Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers  if they are not  eligible to purchase  shares of a Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV Agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       20

Waivers of Contingent Deferred Sales Charges

------------------------------ ------------------------------------------
                                              Share Class
        Category                     A*            B             C
------------------------------ -------------- ------------- -------------
Redemptions in accordance            X             X             X
with a Systematic Withdrawal
Plan, provided the annual
amount selected to be
withdrawn under the Plan
does not exceed 12% of the
value of the account on the
date that the Systematic
Withdrawal Plan was
established or modified.
------------------------------ -------------- ------------- -------------
Redemptions that result from         X             X             X
the Portfolio's right to
liquidate a shareholder's
account if the aggregate NAV
of the shares held in the
account is less than the
then-effective minimum
account size.
------------------------------ -------------- ------------- -------------
Distributions to                     X            Not           Not
participants or                                available.    available.
beneficiaries from a
retirement plan qualified
under section 401(a) of the
Internal Revenue Code of
1986, as amended (the Code).
------------------------------ -------------- ------------- -------------
Redemptions pursuant to the          X            Not           Not
direction of a participant                     available.    available.
or beneficiary of a
retirement plan qualified
under section 401(a) of the
Code with respect to that
retirement plan.
------------------------------ -------------- ------------- -------------
Periodic distributions from          X             X             X
an individual retirement
account (i.e., IRA, ROTH
IRA, Coverdell IRA, SIMPLE
IRA, SAR/SEP or SEP/IRA) or
a qualified plan**
(403(b)(7) plan, 457
Deferred Compensation Plan,
Profit Sharing Plan, Money
Purchase Plan or 401(k)
Defined Contribution Plan)
not subject to a penalty
under Section 72(t)(2)(A) of
the Code or a hardship or
unforeseen emergency
provision in the qualified
plan as described in Treas.
Reg.ss.1.401(k)-1(d)(2) and
Section 457(d)(3) of the
Code.
------------------------------ -------------- ------------- -------------
Returns of Excess                    X             X             X
Contributions due to any
regulatory limit from an
individual retirement
account (i.e., IRA, ROTH
IRA, Coverdell IRA, SIMPLE
IRA, SAR/SEP or SEP/IRA) or
a qualified plan (403(b)(7)
plan, 457 Deferred
Compensation Plan, Profit
Sharing Plan, Money Purchase
Plan or 401(k) Defined
Contribution Plan).
------------------------------ -------------- ------------- -------------
Distributions by other               X            Not           Not
employee benefit plans to                      available.    available.
pay benefits.
------------------------------ -------------- ------------- -------------
Systematic withdrawals from          X             X             X
a retirement account or
qualified plan that are not
subject to a penalty
pursuant to Section
72(t)(2)(A) of the Code or a
hardship or unforeseen
emergency provision in the
qualified plan** as
described in Treas. Reg.
ss.1.401(k)-1(d)(2) and
Section 457(d)(3) of the
Code.  The systematic
withdrawal may be pursuant
to Delaware Investments(R)
Funds' Systematic Withdrawal
Plan or a systematic
withdrawal permitted by the
Code.
------------------------------ -------------- ------------- -------------
Distributions from an                X             X             X
account of a redemption
resulting from the death or
disability (as defined in
Section 72(t)(2)(A) of the
Code) of a registered owner
or a registered owner or a
registered joint owner
occurring after the purchase
of the shares being
redeemed.  In the case of
accounts established under
the Uniform Gifts to Minors
Act or Uniform Transfers to
Minors Act or trust
accounts, the waiver applies
upon the death of all
beneficial owners.
------------------------------ -------------- ------------- -------------
Redemptions by certain               X            Not            X
legacy retirement assets                       available.
that meet the requirements
set forth in the SAI.
------------------------------ -------------- ------------- -------------

                                       21

About your account (continued)

------------------------------ ------------------------------------------
                                              Share Class
        Category                     A*            B             C
------------------------------ -------------- ------------- -------------
Redemptions by the classes           X            Not           Not
of shareholders who are                        available.    available.
permitted to purchase shares
at NAV, regardless of the
size of the purchase.  See
"Buying Class A shares at
Net Asset Value" on page 21.
------------------------------ -------------- ------------- -------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments' Web site at www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI.

                                       22

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  investments  by  overnight  courier  service.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25, if you are buying shares in an IRA or Roth IRA,  under the  Uniform  Gifts to Minors Act or the  Uniform  Transfers  to Minors  Act, or
through  an  Automatic  Investing  Plan.  The  minimum  initial  purchase  for a
Coverdell  Education  Savings Account (formerly an "Education IRA") is $500. The minimums  vary for  retirement  plans  other than IRAs,  Roth IRAs or  Coverdell
Education Savings Accounts.

                                       23

About your account (continued)

How to buy shares (continued)

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receives  your order before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a
Fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  each Fund's NAV per share at the close of regular  trading on the
NYSE on each  Business  Day.  The NAV per share  for each  class of each Fund is calculated by  subtracting  the  liabilities of each class from its total assets and dividing the resulting  number by the number of shares  outstanding for that class.  We  generally  price  securities  and  other  assets  for  which  market quotations are readily  available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service  that  uses  methods  approved  by the Board of  Trustees.  We price any fixed-income  securities  that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities,  we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

Fair valuation
When the Funds use fair value  pricing,  it may take into account any factors it deems  appropriate.  A Fund may  determine  fair value  based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader market indices.
The price of  securities  used by a Fund to  calculate  its NAV may differ  from quoted or  published  prices for the same  securities.  Fair value  pricing  may involve  subjective  judgments and it is possible that the fair value determined for a security  is  materially  different  than the value that could be realized upon the sale of that security.

Each Fund anticipates  using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Funds may use fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m.
Eastern  Time.  The earlier  close of these  foreign  markets  gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this,  each Fund may  frequently  value many  foreign  securities  using fair value  prices  based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Funds' Board has delegated responsibility for valuing  the Funds'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Funds may be suitable for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares in these  Funds can play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Funds'
prospectus  and annual and  semiannual  reports to that  address  unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Funds.  We will continue to send one copy of each of these documents to your  household  until  you  notify  us  that  you  wish to  receive  individual materials.  If you  wish  to  receive  individual  materials,  please  call  our
Shareholder  Service Center at 800 523-1918 or your financial  advisor.  We will begin sending your individual  copies of these documents 30 days after receiving your request.

                                       24

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  redemptions by overnight  courier  service.  All owners of the account must sign the request, and for redemptions of more than $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds  sent to you by check or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       25

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receives  the  request  before the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular trading on the NYSE, you will receive the NAV as next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares--not  the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem  shares and your  account  balance  falls below a Fund's  required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act
and  Uniform  Transfers  to Minors  Act  accounts  or  accounts  with  automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time,  you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  your Fund may redeem your account after 60 days' written notice to you.

                                       26

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your Fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other Fund materials online, in a secure environment at any time, from anywhere.

Online Account Access
Account access is a password protected area of the Delaware Investments Web site that  gives you  access to your  account  information  and allows you to perform transactions in a secure environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in your  account  or the same  share  class in  another  fund in the
Delaware  Investments(R) Fund. The shares that you purchase through the Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R)  Fund without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the
Manager's  judgment,  a Fund would be unable to invest effectively in accordance with their investment  objective and policies or would otherwise  potentially be adversely affected.

                                       27

About your account (continued)

Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone  request.  This service is not available for retirement plans,  except for purchases into IRAs.  MoneyLine has a minimum  transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our  Systematic  Withdrawal  Plan you can  arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and contingent  deferred sales charge for Class B and Class C shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
Each Fund discourages  purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Funds'  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. Each Fund will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund to be a market  timer and may  consider  anyone who has  followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips"  - that is purchases  into a fund  followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing  has  occurred,  each Fund will consider  short-term  roundtrips  to include  rapid  purchases and sales of Fund shares  through the  exchange  privilege.  Each Fund also  reserves the right to consider other trading patterns to be market timing.

Your  ability  to use a Fund's  exchange  privilege  may be  limited  if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. Each Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of a Fund's market timing policy are not  necessarily  deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

                                       28

Redemptions  will continue to be permitted in accordance with the Funds' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

Each Fund  reserves the right to modify this policy at any time without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated.

Moreover, the Funds' market timing policy does not require a Fund to take action in  response  to  frequent  trading  activity.  If a Fund elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or  exchanges  of Fund  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  a Fund  may  have  difficulty  implementing  their long-term investment strategies if they are forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive purchases and sales or exchanges of a Fund's shares may also force the
Fund  to sell  portfolio  securities  at  inopportune  times  to  raise  cash to accommodate  short-term  trading activity.  This could adversely affect a Fund's performance, if, for example, the Fund increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on markets  that  close  well  before the time the a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the Fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates  its own share price.  Any fund that invests in  securities  that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities  prices used to calculate the fund's NAV may not  accurately  reflect current market values. A shareholder may seek to engage in short-term trading to take  advantage  of these  pricing  differences.  Funds  that  may be  adversely affected by such  arbitrage  include,  in particular,  funds that  significantly invest in small-cap  securities,  technology and other specific  industry sector securities,  and in certain fixed-income  securities,  such as high-yield bonds, asset-backed securities or municipal bonds.

Transaction  monitoring  procedures  Each  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Funds'
market timing policy or other patterns of short-term or excessive  trading.  For purposes of these  transaction  monitoring  procedures,  the Funds may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

                                       29

About your account (continued)

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly  among certain broker/ dealers and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds  will  attempt  to apply  their  monitoring  procedures  to these  omnibus accounts and to the individual  participants  in such accounts.  In an effort to discourage  market timers in such accounts,  the Funds may consider  enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of a Fund and their agents to detect  market timing in
Fund shares,  there is no guarantee  that a Fund will be able to identify  these shareholders or curtail their trading practices.  In particular,  a Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and Distributions.  Each Fund has elected to be treated as a regulated investment  company under  Subchapter M of the Code.  As such, a Fund  generally pays no federal  income tax on the income and gains it  distributes to you. Each
Fund expects to declare dividends daily and distribute all of its net investment income,  if any,  to  shareholders  as  dividends  monthly.  Each  Fund may also distribute  net  capital  gains,  if  any,  twice  a  year.  The  amount  of any distribution  will  vary,  and there is no  guarantee  a Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, a Fund will send you a corrected Form
1099-DIV to reflect reclassified information.

Avoid  "Buying a Dividend."  If you invest in a Fund  shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide a Fund with your  proper  taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Funds also must withhold if the IRS instructs  them to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Fund.

                                       30

Certain management considerations

Investments by fund of funds and similar investment vehicles
Each Fund may accept investments from funds of funds, including those offered by the Delaware  Investments(R) Funds, as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to  time,  a Fund  may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on portfolio management.  For example, a Fund may be required to sell securities or invest cash at times when it would not  otherwise do so.  These  transactions could also have tax  consequences  if sales of securities  result in gains,  and could also increase transaction costs or portfolio turnover.

                                       31

Financial highlights

The financial  highlights tables are intended to help you understand each Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young,
LLP, whose report, along with each Fund's financial  statements,  is included in the Funds'  annual  report,  which is  available  upon  request  by calling  800
523-1918.

                                                                                          Class A
                                                                                       Year ended
Delaware Corporate Bond Fund                                                                 7/31
                                            2006        2005        2004         2003        2002

Net asset value, beginning of
  period                                  $5.780      $5.700      $5.620       $5.220      $5.370

Income (loss) from investment
  operations:
Net investment income(1)                   0.276       0.260       0.296        0.339       0.364
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                     (0.239)       0.174       0.183        0.410     (0.152)
                                         -------     -------     -------      -------     -------
Total from investment operations           0.037       0.434       0.479        0.749       0.212
                                         -------     -------     -------      -------     -------

Less dividends and distributions
  from:

Net investment income                    (0.306)     (0.286)     (0.307)      (0.349)     (0.362)
Net realized gain on investments         (0.021)     (0.068)     (0.092)          ---         ---
                                         -------     -------     -------      -------     -------
Total dividends and distributions        (0.327)     (0.354)     (0.399)      (0.349)     (0.362)
                                         -------     -------     -------      -------     -------

Net asset value, end of period            $5.490      $5.780      $5.700       $5.620      $5.220
                                         =======     =======     =======      =======     =======

Total return(2)                            0.70%       7.76%       8.65%       14.61%       4.02%

Ratios and supplemental data:
Net assets, end of period (000
   omitted)                             $256,776    $115,456     $73,867      $34,707     $17,932
Ratio of expenses to average net
   assets                                  0.81%       0.82%       0.80%        0.80%       0.80%
Ratio of expenses to average net
   assets prior to expense
   limitation and expenses paid
   indirectly                              1.05%       1.08%       1.17%        1.32%       1.22%
Ratio of net investment income
   to average net assets                   4.95%       4.48%       5.09%        5.98%       6.79%
Ratio of net investment income
  to average net assets prior to
  expense limitation and
  expenses paid indirectly                 4.71%       4.22%       4.72%        5.46%       6.37%
Portfolio turnover                          173%        232%        300%         861%       1044%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information for the years ended July 31, 2006, 2005 and 2004.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager and distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

How to read the Financial highlights

Net investment loss

Net investment  loss includes  dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss  on  investments  occurs  when we sell  an  investment  at a loss.  When an investment  increases  or decreases in value but we do not sell it, we record an unrealized  gain or loss. The amount of realized gain per share, if any, that we
pay   to   shareholders    would   be   listed   under   "Less   dividends   and
distributions-Distributions from Net investment income."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

                                       32

                                                                                          Class B
                                                                                       Year ended
                                                                                             7/31
                                            2006        2005        2004         2003        2002

Net asset value, beginning of
   period                                 $5.770      $5.700      $5.620       $5.220      $5.370

Income (loss) from investment
  operations:
Net investment income(1)                   0.234       0.216       0.253        0.298       0.325
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                     (0.239)       0.164       0.183        0.410     (0.152)
                                         -------     -------     -------      -------     -------
Total from investment operations         (0.005)       0.380       0.436        0.708       0.173
                                         -------     -------     -------      -------     -------

Less dividends and distributions
  from:

Net investment income                    (0.264)     (0.242)     (0.264)      (0.308)     (0.323)
Net realized gain on investments         (0.021)     (0.068)     (0.092)          ---         ---
                                         -------     -------     -------      -------     -------
Total dividends and distributions        (0.285)     (0.310)     (0.356)      (0.308)     (0.323)
                                         -------     -------     -------      -------     -------

Net asset value, end of period            $5.480      $5.770      $5.700       $5.620      $5.220
                                         =======     =======     =======      =======     =======

Total return(2)                            0.13%       6.77%       7.85%       13.78%       3.25%

Ratios and supplemental data:
Net assets, end of period (000           $23,792     $23,963     $20,510      $18,551     $11,709
  omitted)
Ratio of expenses to average net           1.56%       1.57%       1.55%        1.55%       1.55%
  assets
Ratio of expenses to average net           1.75%       1.78%       1.87%        2.03%       1.97%
  assets prior to expense
  limitation and expenses paid
  indirectly
Ratio of net investment income             4.20%       3.73%       4.33%        5.23%       6.04%
  to average net assets
Ratio of net investment income             4.01%       3.52%       4.01%        4.75%       5.62%
  to average net assets prior to
  expense limitation and
  expenses paid indirectly
Portfolio turnover                          173%        232%        300%         861%       1044%

                                                                                          Class C
                                                                                       Year ended
                                                                                             7/31
                                            2006        2005        2004         2003        2002

Net asset value, beginning of
   period                                 $5.780      $5.700      $5.620       $5.220      $5.370

Income (loss) from investment
  operations:
Net investment income(1)                   0.234       0.216       0.253        0.297       0.324
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                     (0.239)       0.174       0.183        0.410     (0.152)
                                         -------     -------     -------      -------     -------
Total from investment operations         (0.005)       0.390       0.436        0.707       0.172
                                         -------     -------     -------      -------     -------

Less dividends and distributions
  from:

Net investment income                    (0.264)     (0.242)     (0.264)      (0.307)     (0.322)
Net realized gain on investments         (0.021)     (0.068)     (0.092)          ---         ---
                                         -------     -------     -------      -------     -------
Total dividends and distributions        (0.285)     (0.310)     (0.356)      (0.307)     (0.322)
                                         -------     -------     -------      -------     -------

Net asset value, end of period            $5.490      $5.780      $5.700       $5.620      $5.220
                                         =======     =======     =======      =======     =======

Total return(2)                          (0.05%)       6.95%       7.86%       13.77%       3.24%

Ratios and supplemental data:
Net assets, end of period (000           $48,425     $33,013     $21,139      $18,313      $6,063
  omitted)
Ratio of expenses to average net           1.56%       1.57%       1.55%        1.55%       1.55%
  assets
Ratio of expenses to average net           1.75%       1.78%       1.87%        2.03%       1.97%
  assets prior to expense
  limitation and expenses paid
  indirectly
Ratio of net investment income             4.20%       3.73%       4.33%        5.23%       6.04%
  to average net assets
Ratio of net investment income             4.01%       3.52%       4.01%        4.75%       5.62%
  to average net assets prior to
  expense limitation and
  expenses paid indirectly
Portfolio turnover                          173%        232%        300%         861%       1044%

                                                                              Class R
                                                                               Period
                                                               Year ended   6/2/03(3)
                                                                     7/31     through
                                            2006        2005         2004     7/31/03

Net asset value, beginning of
   period                                 $5.780      $5.700       $5.620      $5.930

Income (loss) from investment
  operations:
Net investment income(1)                   0.262       0.240        0.273       0.030
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                     (0.239)       0.174        0.188     (0.300)
                                         -------     -------     -------      -------
Total from investment operations           0.023       0.414        0.461     (0.270)
                                         -------     -------     -------      -------

Less dividends and distributions
  from:

Net investment income                    (0.292)     (0.266)     (0.289)      (0.040)
Net realized gain on investments         (0.021)     (0.068)     (0.092)          ---
                                         -------     -------     -------      -------
Total dividends and distributions        (0.313)     (0.334)     (0.381)      (0.040)
                                         -------     -------     -------      -------

Net asset value, end of period            $5.490      $5.780      $5.700       $5.620
                                         =======     =======     =======      =======

Total return(2)                            0.45%       7.38%       8.33%      (4.58%)

Ratios and supplemental data:
Net assets, end of period (000            $6,048      $2,608        $869           $0
  omitted)
Ratio of expenses to average net           1.06%       1.17%       1.15%        1.15%
  assets
Ratio of expenses to average net           1.35%       1.38%       1.47%        1.57%
  assets prior to expense
  limitation and expenses paid
  indirectly
Ratio of net investment income             4.70%       4.13%       4.73%        4.93%
  to average net assets
Ratio of net investment income             4.41%       3.92%       4.41%        4.51%
  to average net assets prior to
  expense limitation and
  expenses paid indirectly
Portfolio turnover                          173%        232%        300%      861%(4)

(3)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(4)  Represents portfolio turnover for the Fund for the entire year.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       33

Financial highlights (continued)

                                                                                          Class A
                                                                                       Year ended
Delaware Extended Duration Bond Fund                                                         7/31
                                            2006        2005        2004         2003        2002

Net asset value, beginning of
  period                                  $5.940      $5.770      $5.550       $5.050      $5.260

Income (loss) from investment
   operations:
Net investment income(1)                   0.299       0.292       0.334        0.373       0.384
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                     (0.468)       0.390       0.322        0.500     (0.218)
                                         -------     -------     -------      -------     -------
Total from investment operations         (0.169)       0.682       0.656        0.873       0.166
                                         -------     -------     -------      -------     -------

Less dividends and distributions
  from:
Net investment income                    (0.309)     (0.312)     (0.339)      (0.373)     (0.376)
Net realized gain on investments         (0.052)     (0.200)     (0.097)          ---         ---
                                         -------     -------     -------      -------     -------
Total dividends and
  distributions                          (0.361)     (0.512)     (0.436)      (0.373)     (0.376)
                                         -------     -------     -------      -------     -------

Net asset value, end of period            $5.410      $5.940      $5.770       $5.550      $5.050
                                         =======     =======     =======      =======     =======

Total return(2)                          (2.89%)      12.17%      11.99%       17.55%       3.16%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                               $92,132     $58,003     $19,439       $9,539      $4,629
Ratio of expenses to average net
  assets                                   0.80%       0.84%       0.80%        0.80%       0.80%
Ratio of expenses to average net
  assets prior to expense
  limitation and expenses paid
  indirectly                               1.22%       1.31%       1.30%        1.24%       1.23%
Ratio of net investment income
  to average net assets                    5.35%       4.92%       5.72%        6.65%       7.34%
Ratio of net investment income
  to average net assets prior to
  expense limitation and
  expenses paid indirectly                 4.93%       4.45%       5.22%        6.21%       6.91%
Portfolio turnover                          184%        233%        267%         789%        923%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information for the years ended July 31, 2006, 2005 and 2004.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the Manager and  distributor,  as applicable.  Performance  would have been lower had the expense limitation not been in effect.

                                       34

                                                                                          Class B
                                                                                       Year ended
                                                                                             7/31
                                            2006        2005        2004         2003        2002
Net asset value, beginning of
  period                                  $5.930      $5.760      $5.550       $5.050      $5.260

Income (loss) from investment
  operations:
Net investment income(1)                   0.257       0.247       0.291        0.332       0.343
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                     (0.458)       0.391       0.312        0.500     (0.218)
                                         -------     -------     -------      -------     -------
Total from investment operations         (0.201)       0.638       0.603        0.832       0.125
                                         -------     -------     -------      -------     -------

Less dividends and distributions
  from:
Net investment income                    (0.267)     (0.268)     (0.296)      (0.332)     (0.335)
Net realized gain on investments         (0.052)     (0.200)     (0.097)          ---         ---
                                         -------     -------     -------      -------     -------
Total dividends and distributions        (0.319)     (0.468)     (0.393)      (0.332)     (0.335)
                                         -------     -------     -------      -------     -------

Net asset value, end of period            $5.410      $5.930      $5.760       $5.550      $5.050
                                         =======     =======     =======      =======     =======

Total return(2)                          (3.45%)      11.35%      10.98%       16.70%       2.37%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                $6,371      $6,964      $5,597       $5,375      $3,413
Ratio of expenses to average net
  assets                                   1.55%       1.59%       1.55%        1.55%       1.55%
Ratio of expenses to average net
  assets prior to expense
  limitation and expenses paid
  indirectly                               1.92%       2.01%       2.00%        1.95%       1.98%
Ratio of net investment income
  to average net assets                    4.60%       4.17%       4.97%        5.90%       6.59%
Ratio of net investment income
  to average net assets prior to
  expense limitation and
  expenses paid indirectly                 4.23%       3.75%       4.52%        5.50%       6.16%
Portfolio turnover                          184%        233%        267%         789%        923%

                                                                                          Class C
                                                                                       Year ended
                                                                                             7/31
                                            2006        2005        2004         2003        2002
Net asset value, beginning of
  period                                  $5.930      $5.760      $5.550       $5.050      $5.260

Income (loss) from investment
  operations:
Net investment income(1)                   0.257       0.248       0.291        0.331       0.343
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                     (0.458)       0.390       0.312        0.500     (0.218)
                                         -------     -------     -------      -------     -------
Total from investment operations         (0.201)       0.638       0.603        0.831       0.125
                                         -------     -------     -------      -------     -------

Less dividends and distributions
  from:
Net investment income                    (0.267)     (0.268)     (0.296)      (0.331)     (0.335)
Net realized gain on investments         (0.052)     (0.200)     (0.097)          ---         ---
                                         -------     -------     -------      -------     -------
Total dividends and distributions        (0.319)     (0.468)     (0.393)      (0.331)     (0.335)
                                         -------     -------     -------      -------     -------

Net asset value, end of period            $5.410      $5.930      $5.760       $5.550      $5.050
                                         =======     =======     =======      =======     =======

Total return(2)                          (3.45%)      11.35%      10.98%       16.67%       2.37%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                               $11,021      $8,196      $5,025       $4,751      $1,431
Ratio of expenses to average net
  assets                                   1.55%       1.59%       1.55%        1.55%       1.55%
Ratio of expenses to average net
  assets prior to expense
  limitation and expenses paid
  indirectly                               1.92%       2.01%       2.00%        1.95%       1.98%
Ratio of net investment income
  to average net assets                    4.60%       4.17%       4.97%        5.90%       6.59%
Ratio of net investment income
  to average net assets prior to
  expense limitation and
  expenses paid indirectly                 4.23%       3.75%       4.52%        5.50%       6.16%
Portfolio turnover                          184%        233%        267%         789%        923%

                                         Class R
                                  Period 10/1/05
                                         through
                                            7/31
                                         2006(3)

Net asset value, beginning of
  period                                  $5.820

Income (loss) from investment
  operations:
Net investment income(1)                  0.236
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                     (0.391)
                                         -------
Total from investment operations         (0.155)
                                         -------

Less dividends and distributions
  from:
Net investment income                    (0.203)
Net realized gain on investments         (0.052)
                                         -------
Total dividends and distributions        (0.255)
                                         -------

Net asset value, end of period            $5.410
                                         =======

Total return(2)                          (2.67%)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                   $23
Ratio of expenses to average net
  assets                                   1.05%
Ratio of expenses to average net
  assets prior to expense
  limitation and expenses paid
  indirectly                               1.52%
Ratio of net investment income
  to average net assets                    5.12%
Ratio of net investment income
  to average net assets prior to
  expense limitation and
  expenses paid indirectly                 4.65%
Portfolio turnover                       184%(4)

(3)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(4)  Represents portfolio turnover for the Fund for the entire year.

                                       35

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
"Fixed-Income Securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also "Nationally recognized statistical rating organization."

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial  advisor for investment  advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See "Bond."

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

                                       36

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed Income Securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See "Bond."

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers Long U.S. Credit Index
A  total  return  index  of all  publicly  issued,  fixed-rate,  non-convertible investment  grade domestic  corporate  bonds and Yankee  issues.  All bonds have maturities of at least 10 years or more.

Lehman Brothers U.S. Credit Index
An index based on all publicly issued intermediate  fixed-rate,  non-convertible investment grade domestic corporate bonds and Yankee issues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a Fund's portfolio, less any liabilities.

                                       37

Glossary (continued)

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Treasury bills
Securities issued by the U.S. Treasury with maturities of one year or less.

Treasury bonds
Securities issued by the U.S. Treasury with maturities of 10 years or longer.

Treasury notes
Securities issued by the U.S. Treasury with maturities of one to 10 years.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       38

Additional information

Additional  information about the Funds'  investments is available in the Funds'
annual  and  semiannual  reports  to  shareholders.  In the  Funds'  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Funds' performance during the period covered  by the  report.  You can find more  information  about the Funds in the current SAI, which we have filed  electronically with SEC and which is legally a part of this Prospectus (it is  incorporated  by reference).  If you want a free copy of the SAI, the annual or semiannual  report,  or if you have any questions about  investing  in these  Funds,  you can write to us at 2005  Market  Street,
Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Funds' SAI and annual  and  semiannual  reports to  shareholders  are also  available,  free of charge, through the Funds' internet Web site (www.delawareinvestments.com).  You may also  obtain  additional  information  about the Funds  from your  financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information  about the Funds,  including their SAI, can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       39

Delaware Investments (R)
A member of the Lincoln Financial Group

Contact information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R)service.

Investment Company Act file number: 811-02071

------------------------------------------ ----------------- --------------
DELAWARE FUND SYMBOLS                      CUSIP             NASDAQ
------------------------------------------ ----------------- --------------
Delaware Corporate Bond Fund
------------------------------------------ ----------------- --------------
Class A                                    245908785         DGCAX
------------------------------------------ ----------------- --------------
Class B                                    245908777         DGCBX
------------------------------------------ ----------------- --------------
Class C                                    245908769         DGCCX
------------------------------------------ ----------------- --------------
Class R                                    245908744         DGCRX
------------------------------------------ ----------------- --------------
Delaware Extended Duration Bond Fund
------------------------------------------ ----------------- --------------
Class A                                    245908835         DEEAX
------------------------------------------ ----------------- --------------
Class B                                    245908827         DEEBX
------------------------------------------ ----------------- --------------
Class C                                    245908819         DEECX
------------------------------------------ ----------------- --------------
Class R                                    245908728         DEERX
------------------------------------------ ----------------- --------------

P-460 [7/06] CGI 11/06                                                 MF-06-338
                                                                        PO 11339

                                                        Delaware Investments (R)
                                         A member of the Lincoln Financial Group
FIXED INCOME

Prospectus        NOVEMBER 28, 2006

                  DELAWARE CORPORATE BOND FUND
                  INSTITUTIONAL CLASS
                  DELAWARE EXTENDED DURATION BOND FUND
                  INSTITUTIONAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profiles                                    page 2
Delaware Corporate Bond Fund and                      2
Delaware Extended Duration Bond Fund                  2

How we manage the Funds                          page 6
Our investment strategies                             6
The securities we typically invest in                 7
The risks of investing in the Funds                  11
Disclosure of portfolio holdings information         13

Who manages the Funds                           page 14
Investment manager                                   14
Portfolio manager                                    14
Who's who?                                           15

About your account                              page 16
Investing in the Funds                               16
Payments to intermediaries                           16
How to buy shares                                    17
Fair valuation                                       18
Document delivery                                    18
How to redeem shares                                 18
Account minimum                                      19
Exchanges                                            19
Frequent trading of Fund shares                      19
Dividends, distributions and taxes                   21
Certain management considerations                    22

Financial highlights                            page 24

Glossary                                        page 26

Additional information                          page 29

                                       1

Profile: Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

What is the Funds' goal?

The Funds seek to provide  investors with total return.  Although each Fund will strive to meet its goal, there is no assurance that it will.

What are the Funds' main investment strategies?
We invest  primarily in corporate  bonds.  Our focus is on corporate  bonds that have investment  grade credit ratings from a nationally  recognized  statistical rating organization (NRSRO). The bonds we select for the portfolio are typically rated BBB and above by Standard and Poor's (S&P) or Baa and above by Moody's
Investors Service,  Inc.  (Moody's).  We may also invest in unrated bonds, if we believe their credit quality is comparable to those that have  investment  grade ratings.

The most  significant  difference  between  the two  Funds  is in  their  return potential and their risk  profiles as determined by the average  duration of the bonds in each  Fund's  portfolio.  Duration  measures  a bond's  sensitivity  to interest  rates by indicating  the  approximate  change in a bond or bond fund's price given a 1% change in interest rates. We generally keep Delaware  Corporate
Bond Fund's duration between four and seven years.  This is a more  conservative strategy than that of Delaware Extended Duration Bond Fund, which will typically have a duration between eight and eleven years.

Under normal circumstances, each Fund will invest at least 80% of its net assets in corporate bonds.  This policy is not a fundamental  investment policy and can be changed without  shareholder  approval.  However,  shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Funds?  Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time,  the value of your  investment  will  increase  and decrease according  to changes in the value of the  securities  in the Funds'  portfolio.
These Funds will be affected by changes in bond prices, particularly as a result of changes in interest rates.  They may also be affected by economic  conditions which may hinder a company's ability to make interest and principal  payments on its debt.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 11.

An  investment  in the Funds is not a deposit of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Funds?
o    Investors with medium or long-range goals.
o    Investors  looking for a bond investment to help balance their  investments in stocks or more aggressive securities.
o    Investors who are looking for an income  investment  that can provide total
     return   opportunities   through  the  automatic   reinvestment  of  income
     dividends.

Who should not invest in the Funds?
o    Investors with very short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors seeking long-term growth of capital.

You  should  keep in mind that an  investment  in either  Fund is not a complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan. Be sure to discuss these Funds with your  financial  advisor to determine whether they are an appropriate choice for you.

                                       2

How have the Funds performed?
The bar  chart and table can help you  evaluate  the risks of  investing  in the
Funds. We show how annual returns for the Funds' Institutional Class shares have varied over the past seven calendar years, as well as the average annual returns of the  Institutional  Class  shares for the  one-year,  five-year  and lifetime periods.  A Fund's past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect  during  certain of these  periods.  The  returns  would be lower without the expense  caps.  Please see the  footnotes  on page 5 for  additional information about expense caps.

[GRAPHIC  OMITTED:  BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]  [INSTITUTIONAL
CLASS]

Year-by-year total return (Institutional Class)

--------------------- -------- ------- -------- -------- -------- -------- -------
                         1999    2000     2001     2002     2003     2004    2005
--------------------- -------- ------- -------- -------- -------- -------- -------
Delaware Corporate
Bond Fund              -1.77%   5.63%   12.44%   11.13%   13.01%    7.34%   2.11%
--------------------- -------- ------- -------- -------- -------- -------- -------
Delaware Extended
Duration Bond Fund     -5.34%   6.66%   14.68%   13.32%   15.36%   10.14%   3.11%
--------------------- -------- ------- -------- -------- -------- -------- -------

As of September 30, 2006, the Delaware Corporate Bond Fund's Institutional Class
shares  had  a  calendar  year-to-date  return  of  4.22%.  During  the  periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 6.51% for the quarter  ended June 30, 2003 and its lowest  quarterly  return was -3.54% for the quarter ended June 30, 2004.

As  of  September  30,  2006,  the  Delaware   Extended   Duration  Bond  Fund's
Institutional  Class shares had a calendar  year-to-date return of 2.96%. During the periods  illustrated  in this bar chart,  the  Institutional  Class' highest quarterly  return was 8.37% for the  quarter  ended June 30, 2003 and its lowest quarterly return was -5.48% for the quarter ended June 30, 2004.

Average annual returns for periods ending 12/31/05

-------------------------------------- ------------ ------------- --------------
                                                                     Lifetime
Delaware Corporate Bond Fund              1 year       5 years      (9/15/98)
-------------------------------------- ------------ ------------- --------------
Return before taxes                       2.11%         9.13%         7.15%
-------------------------------------- ------------ ------------- --------------
Return after taxes on distributions       0.13%         6.51%         4.57%
-------------------------------------- ------------ ------------- --------------
Return after taxes on distributions
and sale of Fund shares                   1.41%         6.27%         4.52%
-------------------------------------- ------------ ------------- --------------
Lehman Brothers U.S. Credit Index
(reflects no deduction for fees,
expenses or taxes)                        1.96%         7.11%         5.96%
-------------------------------------- ------------ ------------- --------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
U.S.  Credit  Index.  You should  remember  that  unlike the Fund,  the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  individual  retirement  accounts  (IRAs).  The after-tax  returns shown are calculated  using the highest  individual  federal  marginal income tax rates in effect  during the periods  presented and do not reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*Lehman  Brothers U.S. Credit Index reports returns on a monthly basis as of the end of the month. Index returns for the lifetime period reflects the return from
September 30, 1998 through December 31, 2005.

                                       3

Profile:  Delaware  Corporate Bond Fund and Delaware Extended Duration Bond Fund
(continued)

How have the Funds performed? (continued)

Average annual returns for periods ending 12/31/05

-------------------------------------- ------------ ------------- --------------
Delaware Extended Duration Bond                                       Lifetime
Fund                                      1 year       5 years       (9/15/98)
-------------------------------------- ------------ ------------- --------------
Return before taxes                       3.11%         11.23%        8.16%
-------------------------------------- ------------ ------------- --------------
Return after taxes on distributions       0.95%         8.32%         5.37%
-------------------------------------- ------------ ------------- --------------
Return after taxes on distributions
and sale of Fund shares                   2.10%         7.96%         5.28%
-------------------------------------- ------------ ------------- --------------
Lehman Brothers Long U.S. Credit
Index (reflects no deduction for
fees, expenses or taxes)                  3.76%         9.49%         7.00%
-------------------------------------- ------------ ------------- --------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Long U.S.  Credit Index.  You should remember that unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  IRAs.  The  after-tax  returns  shown  are  calculated  using  the  highest individual  federal  marginal  income  tax rates in effect  during  the  periods presented and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax  characterization  of the  elements of the
Fund's  returns  (e.g.,  qualified  vs.  non-qualified  dividends)  and  may  be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*Lehman  Brothers U.S. Credit Index reports returns on a monthly basis as of the end of month.  Index  returns for the lifetime  period  reflects the return from
September 30, 1998 through December 31, 2005.

                                       4

What are the Funds' fees and expenses?

----------------------- ---------------------- -----------------------------
You do not pay sales    Maximum sales charge
charges directly from     (load) imposed on
your investments when     purchases as a
you buy or sell           percentage of
shares of the             offering price                           none
Institutional Class.    ---------------------- -----------------------------
                        Maximum contingent
                          deferred sales
                          charge (load) as a
                          percentage of
                          original purchase
                          price or redemption
                          price, whichever is
                          lower                                    none
                        ---------------------- -----------------------------
                        Maximum sales charge
                          (load) imposed on
                          reinvested dividends                     none
                        ---------------------- -----------------------------
                        Redemption fees                            none
                        ---------------------- -----------------------------
                        Exchange fees(1)                           none
----------------------- ---------------------- -----------------------------

----------------------- ---------------------- --------------- -------------
Annual fund operating                                            Delaware
expenses are deducted                            Delaware        Extended
from each Fund's                                 Corporate       Duration
assets.                                          Bond Fund       Bond Fund
                        ---------------------- --------------- -------------
                        Management fees(2)         0.50%          0.55%
                        ---------------------- --------------- -------------
                        Distribution      and       none           none
                        service (12b-1) fees
                        ---------------------- --------------- -------------
                        Other expenses             0.24%          0.37%
                        ---------------------- --------------- -------------
                        Total   annual   fund      0.74%          0.92%
                        operating expenses
                        ---------------------- --------------- -------------
                        Fee waivers and          (0.09%)        (0.27%)
                        payments
                        ---------------------- --------------- -------------
                        Net expenses               0.65%          0.65%
----------------------- ---------------------- --------------- -------------

----------------------- ---------------------- --------------- -------------
This example is                                                  Delaware
intended to help you                              Delaware       Extended
compare the cost of                               Corporate      Duration
investing in the                                  Bond Fund      Bond Fund
Funds to the cost of    ---------------------- --------------- -------------
investing in other      1 year                       $66            $66
mutual funds with       ---------------------- --------------- -------------
similar investment      3 years                     $227           $266
objectives. We show     ---------------------- --------------- -------------
the cumulative amount   5 years                     $403           $483
of Fund expenses on a   ---------------------- --------------- -------------
hypothetical            10 years                    $910         $1,107
investment of $10,000
with an annual 5%
return over the time
shown.(3)  This is an
example only, and
does not represent
future expenses,
which may be greater
or less than those
shown here.
----------------------- ---------------------- --------------- -------------

(1)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R) Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The  Manager  has  contracted  to waive all or a portion of its  investment advisory fees and/or reimburse expenses through November 30, 2007, in order to prevent each Fund's total annual fund operating expenses  (excluding any
     12b-1 plan expenses,  taxes,  interest,  brokerage fees,  certain insurance costs and  non-routine  expenses  or costs,  including  but not limited to, those relating to reorganizations,  litigation,  certain Trustee retirement
     plan   expenses,   conducting   shareholder   meetings   and   liquidations
     [collectively,  "non-routine  expenses"])  from exceeding,  in an aggregate amount,  0.65% of average  daily net assets.  For purposes of these waivers and reimbursements,  non-routine  expenses may also include such additional costs and  expenses  as may be agreed  upon from time to time by the Funds'
     Board and the Manager.  For the Corporate Bond Fund,  these expense waivers and  reimbursements  will be limited  to 0.55% of average  daily net assets from the date of this  Prospectus  through  June 30,  2007 and will then be limited to 0.65% of  average  daily net  assets  from July 1, 2007  through
     November 30, 2007.

(3)  The  Funds'  actual  rate  of  return  may be  greater  or  less  than  the hypothetical  5% return we use here.  Also,  this example  reflects the net operating expenses with expense waivers for the one-year contractual period and the total  operating  expenses  without  expense  waivers for years two through ten.

                                       5

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our Investment strategies
We analyze economic and market conditions, seeking to identify the securities or market  sectors  that we  think  are the best  investments  for the  Funds.  The following  are  descriptions  of how the  portfolio  manager  pursues the Funds'
investment goals.

The Funds strive to provide shareholders with total return through a combination of income and capital appreciation from the bonds in their portfolios. We invest primarily in corporate bonds,  with a strong emphasis on those that are rated in the  four  highest  credit  categories  by an  NRSRO.  We  may  also  invest  in high-yielding,  lower quality corporate bonds (also called "junk bonds").  These may involve  greater  risk  because the  companies  issuing the bonds have lower credit ratings and may have difficulty  making interest and principal  payments.
We may  invest up to 25% of each  Fund's  total  assets in  foreign  securities.
Securities  of  foreign  issuers  are also  subject  to  certain  risks  such as political and economic  instability,  currency  fluctuations  and less stringent regulatory standards.

In  selecting  bonds,  we  conduct  a  careful  analysis  of  economic  factors, industry-related  information  and the  underlying  financial  stability  of the company issuing the bond.

Choosing Between  Delaware  Corporate Bond Fund and Delaware  Extended  Duration
Bond Fund
We manage both Delaware  Corporate Bond Fund and Delaware Extended Duration Bond
Fund using the same fundamental  strategy.  The main difference  between the two
Funds is in their return  potential and the  corresponding  risk associated with each Fund.  Delaware  Corporate  Bond Fund is the more  conservative  of the two
Funds and might be  appropriate  for  investors  who desire less  potential  for fluctuation  of their share price.  We generally  keep Delaware  Corporate  Bond
Fund's duration between four and seven years.  Delaware  Extended  Duration Bond
Fund will typically have a duration between eight and eleven years.  This longer duration gives Delaware  Extended Duration Bond Fund greater income potential as well as greater appreciation potential when interest rates decline.

Each Fund's investment  objective is non-fundamental.  This means that the Board of  Trustees  may  change  a  Fund's  objective  without  obtaining  shareholder approval.  If an objective were changed, we would notify shareholders before the change in the objective became effective.

                                       6

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

------------------------------------ -------------------------------------
            Securities                         How we use them
------------------------------------ -------------------------------------
Corporate bonds: Debt obligations    Under normal circumstances, we will
issued by a corporation.             invest at least 80% of each Fund's
                                     net assets in corporate bonds.
Debt securities within the top       This policy is not a fundamental
three categories comprise what are   investment policy and can be
known as high-grade bonds and are    changed without shareholder
regarded as having a strong          approval.  However, shareholders
ability to pay principal and         will be given notice at least 60
interest.  Securities in the         days prior to any such change.
fourth category are known as
medium-grade bonds and are
regarded as having an adequate
capacity to pay principal and
interest but with greater
vulnerability to adverse economic
conditions and speculative
characteristics.
------------------------------------ -------------------------------------
High-yield corporate bonds: Debt     We may invest up to 20% of each
obligations issued by a              Fund's net assets in high-yield
corporation and rated lower than     corporate bonds.
investment grade by an NRSRO such
as S&P or Moody's. High-yield        We carefully evaluate an individual
bonds, also known as "junk bonds,"   company's financial situation, its
are higher risk securities issued    management, the prospects for its
by corporations that have lower      industry and the technical factors
credit quality and may have          related to its bond offering. Our
difficulty repaying principal and    goal is to identify those companies
interest.                            that we believe will be able to
                                     repay their debt obligations in
                                     spite of poor ratings.  We may
                                     invest in unrated bonds if we
                                     believe their credit quality is
                                     comparable to the rated bonds we
                                     are permitted to invest in. Unrated
                                     bonds may be more speculative in
                                     nature than rated bonds.
------------------------------------ -------------------------------------
U.S. Government securities: Direct   We may invest in direct U.S.
U.S. obligations including bills,    government obligations; however,
notes and bonds as well as other     these securities will typically be
debt securities issued by the U.S.   a smaller percentage of the
Treasury and securities of U.S.      portfolio because they generally do
government agencies or               not offer as high a level of
instrumentalities. U.S. Treasury     current income as other
securities are backed by the         fixed-income securities the each
"full faith and credit" of the       Fund may invest in.
United States.  In the case of
securities not backed by the "full
faith and credit" of the United
States, investors in
such securities look principally
to the agency or instrumentality
issuing or guaranteeing the
obligation for the ultimate
repayment.
------------------------------------ -------------------------------------
Zero coupon and pay-in-kind bonds:   We may invest in zero coupon bonds
Zero coupon bonds are debt           and PIK bonds consistent with each
obligations which do not entitle     Fund's investment objective.  We
the holder to any periodic           expect PIK bonds to be a less
payments of interest prior to        significant component of our
maturity or a specified date when    strategy.  The market prices of
the securities begin paying          these bonds are generally more
current interest, and therefore,     volatile than the market prices of
are issued and traded at a           securities that pay interest
discount from their face amounts     periodically and are likely to
or par value. Payment-in-kind        react to changes in interest rates
(PIK) bonds pay interest through     to a greater degree than
the issuance to holders of           interest-paying bonds having
additional securities.               similar maturities and credit
                                     quality.  They may have certain tax
                                     consequences which, under certain
                                     conditions, could be adverse to the
                                     Funds.
------------------------------------ -------------------------------------

                                       7

How we manage the Funds (continued)

------------------------------------ -------------------------------------
            Securities                         How we use them
------------------------------------ -------------------------------------
Foreign corporate or government      We may invest up to 25% of each
securities: Debt obligations         Fund's total assets in securities
issued by foreign governments or     of issuers domiciled in foreign
supranational entities or foreign    countries including both
corporations.                        established countries and those
                                     with emerging markets.
A supranational entity is an
entity established or financially
supported by the national
governments of one or more
countries. The International Bank
for Reconstruction and Development
(more commonly known as the World
Bank) is one example of a
supranational entity.
------------------------------------ -------------------------------------
Corporate commercial paper           We may invest in commercial paper
Short-term debt obligations with     that is rated P-1 or P-2 by Moody's
maturities ranging from two to 270   and/or A-1 or A-2 by S&P.  We may
days, issued by companies.           also invest in unrated commercial
                                     paper if we determine its quality
                                     is comparable to these quality
                                     ratings.

------------------------------------ -------------------------------------
Short-term debt or money market      We may hold short-term debt or
instruments: Very short-term debt    money market securities pending an
securities generally considered to   investment in other securities or
be equivalent to cash.               when the manager feels that it is
                                     prudent to do so because of market
                                     conditions. All short-term
                                     instruments held by the Funds must
                                     be of the highest quality as rated
                                     by an NRSRO or determined to be of
                                     comparable quality by the Funds'
                                     manager.
------------------------------------ -------------------------------------
Repurchase agreements: An            We may use repurchase agreements as
agreement between a buyer of         a short-term investment for each
securities, such as a fund, and a    Fund's cash position. In order to
seller of securities, in which the   enter into these repurchase
seller agrees to buy the             agreements, a Fund must have
securities back within a specified   collateral of at least 102% of the
time at the same price the buyer     repurchase price.  We will only
paid for them, plus an amount        enter into repurchase agreements in
equal to an agreed upon interest     which the collateral is comprised
rate. Repurchase agreements are      of U.S. government securities.
often viewed as equivalent to cash.
------------------------------------ -------------------------------------
Restricted securities:               We may invest in privately-placed
Privately-placed securities whose    securities, including those that
resale is restricted under U.S.      are eligible for resale only among
securities laws.                     certain institutional buyers
                                     without registration, which are
                                     commonly known as "Rule 144A
                                     Securities."

                                     Restricted securities that are
                                     determined to be illiquid may not
                                     exceed each Fund's 15% limit on
                                     illiquid securities.
------------------------------------ -------------------------------------

                                       8

------------------------------------ -------------------------------------
            Securities                         How we use them
------------------------------------ -------------------------------------
Interest rate swap, index swap and   We may use interest rate swaps to
credit default swap agreements: In   adjust a Fund's sensitivity to
an interest rate swap, a fund        interest rates or to hedge against
receives payments from another       changes in interest rates. Index
party based on a variable or         swaps may be used to gain exposure
floating interest rate, in return    to markets that a Fund invests in,
for making payments based on a       such as the corporate bond market.
fixed interest rate. An interest     We may also use index swaps as a
rate swap can also work in reverse   substitute for futures or options
with a fund receiving payments       contracts if such contracts are not
based on a fixed interest rate and   directly available to the Fund on
making payments based on a           favorable terms. We may enter into
variable or floating interest        credit default swaps in order to
rate. In an index swap, a fund       hedge against a credit event, to
receives gains or incurs losses      enhance total return or to gain
based on the total return of a       exposure to certain securities or
specified index, in exchange for     markets.
making interest payments to
another party. An index swap can
also work in reverse with a fund
receiving interest payments from
another party in exchange for
movements in the total return of a
specified index. In a credit
default swap, a fund may transfer
the financial risk of a credit
event occurring (a bond default,
bankruptcy, restructuring, etc.)
on a particular security or basket
of securities to another party by
paying that party a periodic
premium; likewise, a fund may
assume the financial risk of a
credit event occurring on a
particular security or basket of
securities in exchange for
receiving premium payments from
another party. Interest rate
swaps, index swaps and credit
default swaps may be considered to
be illiquid.
------------------------------------ -------------------------------------
Loan participations: An interest     We may loan up to 25% of each
in a loan or other direct            Fund's assets to qualified
indebtedness, such as an             broker/dealers or institutional
assignment, that entitles the        investors for their use relating to
acquiring of such interest to        short sales and other security
payments of interest, principal      transactions.  We may invest in
and/or other amounts due under the   loans, including assignments and
structure of the loan or other       participation interests.
direct indebtedness. In addition
to being structured as secured or
unsecured loans, such investments
could be structured as novations
or assignments or represent trade
or other claims owed by a company
to a supplier.
------------------------------------ -------------------------------------
Illiquid securities: Securities      We may invest up to 15% of each
that do not have a ready market,     Fund's net assets in illiquid
and cannot be easily sold, within    securities.
seven days, at approximately the
price that a fund has valued
them.  Illiquid securities include
repurchase agreements maturing in
more than seven days.
------------------------------------ -------------------------------------

                                       9

How we manage the Funds (continued)

We may also  invest  in other  types of  income-producing  securities  including
common  stocks,  preferred  stocks,  warrants,   futures,  options  and  forward
contracts.  Please  see  the  Statement  of  Additional  Information  (SAI)  for
additional descriptions of these securities as well as those listed in the table above.

Lending securities
Each  Fund may lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Funds' securities must provide collateral to the Funds and adjust the amount of  collateral  each day to reflect  changes in the value of loaned  securities.
These transactions may generate additional income for the Funds.

Borrowing from banks
Each Fund may borrow money from banks as a temporary  measure for  extraordinary or emergency purposes or to facilitate  redemptions.  The Funds will be required to pay  interest to the  lending  banks on the  amounts  borrowed.  As a result, borrowing money could result in the Funds being unable to meet their  investment objectives.  The Funds will not borrow money in excess of one-third of the value of their net assets.

Purchasing securities on a when-issued or delayed-delivery basis
Each Fund may buy or sell securities on a when-issued or delayed-delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. Each Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily.

Temporary defense positions
For temporary  defensive  purposes,  a Fund may hold a  substantial  part of its assets  in cash or cash  equivalents.  To the  extent  that a Fund  holds  these securities, the Fund may be unable to achieve its investment objective.

Portfolio turnover
It is possible  that each Fund's annual  portfolio  turnover may be greater than
100%, and may be  considerably  in excess of 100%. A turnover rate of 100% would occur if,  for  example,  a Fund  bought and sold all of the  securities  in its portfolio  once  in the  course  of a year  or  frequently  traded  in a  single security.  A high rate of portfolio  turnover in any year may increase brokerage
commissions   paid  and  could  generate  taxes  for  shareholders  on  realized investment gains.

                                       10

The risks of investing in the Funds
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully  evaluate  the risks.  Because of the nature of the Funds,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in these Funds. Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------ -------------------------------------
               Risks                     How we strive to manage them
------------------------------------ -------------------------------------
Market risk is the risk that all     We maintain a long-term investment
or a majority of the securities in   approach and focus on high quality
a certain market - like the stock    individual bonds that we believe
or bond market - will decline in     can provide a steady stream of
value because of factors such as     income regardless of interim
economic conditions, future          fluctuations in the bond market.
expectations or investor             We do not buy and sell securities
confidence.                          for short-term purposes.

Index swaps are subject to the       In evaluating the use of an index
same market risks as the             swap, we carefully consider how
investment market or sector that     market changes could affect the
the index represents.  Depending     swap and how that compares to us
on the actual movements of the       investing directly in the market
index and how well the portfolio     the swap is intended to represent.
manager forecasts those movements,
a fund could experience a higher
or lower return than anticipated.

------------------------------------ -------------------------------------
Interest rate risk is the risk       Interest rate risk is a significant
that securities, particularly        risk for these Funds.  In striving
bonds with longer maturities, will   to manage this risk, we monitor
decrease in value if interest        economic conditions and the
rates rise and increase in value     interest rate environment and may
if interest rates fall.              adjust each Fund's duration or
Investment in equity securities      average maturity as a defensive
issued by small- and medium-size     measure against interest rate risk.
companies, which often borrow
money to finance operations, may     A Fund will not invest in swaps
also be adversely affected by        with maturities of more than two
rising interest rates.               years.  Each business day we will
                                     calculate the amount a Fund must
Swaps may be particularly            pay for any swaps it holds and will
sensitive to interest rate           segregate enough cash or other
changes.  Depending on the actual    liquid securities to cover that
movements of interest rates and      amount.
how well the portfolio manager
anticipates them, a fund could
experience a higher or lower
return than anticipated.  For
example, if a fund holds interest
rate swaps and is required to make
payments based on variable
interest rates, it will have to
make interest payments if interest
rates rise, which will not
necessarily be offset by the
fixed-rate payments it is entitled
to receive under the swap
agreement.

------------------------------------ -------------------------------------
Credit risk is the risk that there   We strive to minimize credit risk
is the possibility that a bond's     by investing primarily in higher
issuer will be unable to make        quality, investment grade corporate
timely payments of interest and      bonds.
principal.
                                     Any portion of the portfolio that
Investing in so-called "junk" or     is invested in high-yielding, lower
"high-yield" bonds entails the       quality corporate bonds is subject
risk of principal loss, which may    to greater credit risk.  We strive
be greater than the risk involved    to manage that risk through careful
in investment grade bonds.           bond selection, by limiting the
High-yield bonds are sometimes       percentage of the portfolio that
issued by companies whose earnings   can be invested in lower quality
at the time the bond is issued are   bonds and by maintaining a
less than the projected debt         diversified portfolio of bonds
service on the bonds.                representing a variety of
                                     industries and issuers.

                                     When selecting dealers with whom we
                                     would make interest rate or index
                                     swap agreements, we focus on those
                                     with high quality ratings and do
                                     careful credit analysis before
                                     investing.
------------------------------------ -------------------------------------

                                       11

How we manage the Funds (continued)

------------------------------------ -------------------------------------
               Risks                     How we strive to manage them
------------------------------------ -------------------------------------
Loans and other direct               These risks may not be completely
indebtedness involve the risk that   eliminated, but we will attempt to
a fund will not receive payment of   reduce these risks through
principal, interest and other        portfolio diversification, credit
amounts due in connection with       analysis and attention to trends in
these investments and will depend    the economy, industries and
primarily on the financial           financial markets. As these
condition of the borrower. Loans     securities may be illiquid, they
that are fully secured offer a       would be subject to each Fund's
fund more protection than an         restrictions on illiquid securities.
unsecured loan in the event of
non-payment of scheduled interest
or principal, although there is no
assurance that the liquidation of
collateral from a secured loan
would satisfy the corporate
borrower's obligation, or that the
collateral can be liquidated. Some
loans or claims may be in default
at the time of purchase. Certain
of the loans and the other direct
indebtedness acquired by a fund
may involve revolving credit
facilities or other standby
financing commitments which
obligate a fund to pay additional
cash on a certain date or on
demand. These commitments may
require a fund to increase its
investment in a company at a time
when that fund might not otherwise
decide to do so (including at a
time when the company's financial
condition makes it unlikely that
such amounts will be repaid). To
the extent that a fund is
committed to advance additional
funds, it will at all times hold
and maintain in a segregated
account cash or other high-grade
debt obligations in an amount
sufficient to meet such
commitments.

As a fund may be required to rely
upon another lending institution
to collect and pass onto the fund
amounts payable with respect to
the loan and to enforce the fund's
rights under the loan and other
direct indebtedness, an
insolvency, bankruptcy or
reorganization of the lending
institution may delay or prevent
the fund from receiving such
amounts. The highly leveraged
nature of many such loans and
other direct indebtedness may make
such loans and other direct
indebtedness especially vulnerable
to adverse changes in economic or
market conditions. Investments in
such loans and other direct
indebtedness may involve
additional risk to the fund.

------------------------------------ -------------------------------------
Foreign risk is the risk that        We carefully evaluate the reward
foreign securities may be            and risk associated with each
adversely affected by political      foreign security that we consider.
instability, changes in currency
exchange rates, foreign economic     We may invest up to 25% of each
conditions or inadequate             Fund's total assets in securities
regulatory and accounting            of foreign issuers.
standards.

------------------------------------ -------------------------------------
Liquidity risk is the possibility    We limit the percentage of each
that securities cannot be readily    Fund that can be invested in
sold within seven days at            illiquid securities.
approximately the price that a
fund values them.                    U.S. Treasuries and other U.S.
                                     Government debt securities are
                                     typically the most liquid
                                     securities available. Therefore,
                                     liquidity risk may not be a
                                     significant risk for these Funds.

------------------------------------ -------------------------------------

                                       12

------------------------------------ -------------------------------------
               Risks                     How we strive to manage them
------------------------------------ -------------------------------------
Derivatives risk is the              We will use derivatives for
possibility that a fund may          defensive purposes, such as to
experience a significant loss if     protect gains or hedge against
it employs a derivatives strategy    potential losses in the portfolio
(including a strategy involving      without actually selling a
interest rate swaps, index swaps     security, to neutralize the impact
and credit default swaps) related    of interest rate changes, to affect
to a security or a securities        diversification or to earn
index and that security or index     additional income. We will not use
moves in the opposite direction      derivatives for reasons
from what the portfolio manager      inconsistent with the Funds'
had anticipated. Another risk of     respective investment objectives.
derivative transactions is the       We also research and continually
creditworthiness of the              monitor the creditworthiness of
counterparty because the             current or potential counterparties.
transaction depends on the
willingness and ability of the
counterparty to fulfill its
contractual obligations.
Derivatives also involve
additional expenses, which could
reduce any benefit or increase any
loss to a fund from using the
strategy.
------------------------------------ -------------------------------------
Portfolio turnover rates reflect     Each Fund will normally experience
the amount of securities that are    an annual portfolio turnover rate
replaced from the beginning of the   exceeding 100%.
year to the end of the year by the
fund.  The higher the amount of
portfolio activity, the higher the
brokerage costs and other
transaction costs of the fund are
likely to be.  The amount of
portfolio activity will also
affect the amount of taxes payable
by the fund's shareholders that
are subject to federal income tax,
as well as the character (ordinary
income vs. capital gains) of such
tax obligations.
------------------------------------ -------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Funds'  policies  and  procedures  with  respect  to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

                                       13

Who manages the Funds

Investment manager
The Funds are managed by Delaware  Management Company (the "Manager"),  a series of  Delaware  Management  Business  Trust,  which is an indirect  subsidiary  of
Delaware Management  Holdings,  Inc. The Manager makes investment  decisions for the Funds, manages the Funds' business affairs and provides daily administrative services.  For its services to each Fund, the Manager was paid an aggregate fee, net of waivers, for the last fiscal year as follows:

Investment management fees

-------------------------------------------- ------------------ ----------------
                                                                    Delaware
                                                 Delaware           Extended
                                               Corporate Bond    Duration Bond
                                                   Fund               Fund
-------------------------------------------- ------------------ ----------------
As a percentage of average daily net assets        0.31%             0.18%
-------------------------------------------- ------------------ ----------------

A discussion of the basis for the Board of Trustees'  approval of the investment advisory  contract  of each Fund is  available  in the Funds'  annual  report to shareholders for the period ended July 31, 2006.

Portfolio manager
Ryan K.  Brist has  primary  responsibility  for  making  day-to-day  investment decisions for each Fund.

Ryan K. Brist, CFA
Managing Director, Chief Investment Officer - Fixed Income Investments
Mr. Brist is co-head of the  fixed-income  department  at Delaware  Investments, where  he  oversees  the  fixed  income  investment  process,  and is  primarily
responsible  for  total  return-based   products.   Prior  to  joining  Delaware
Investments(R)in  2000,  he was a member of the portfolio  management  team that managed  Conseco  Capital  Management's  investment  grade  Core and  Core  Plus products  for five  years.  He  previously  worked in  investment  banking as an analyst  for Dean  Witter  Reynolds in New York.  Mr.  Brist holds a  bachelor's degree in finance from Indiana University.

The Funds' SAI provides  additional  information  about the portfolio  manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

Manager of managers structure
The Funds and the  Manager  have  received  an  exemptive  order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and terminate  sub-advisory agreements on behalf of the Funds without shareholder  approval (the "Manager of
Managers  Structure").  The  Manager  of  Managers  Structure  was  approved  by shareholders  at a meeting held on March 23, 2005 (or as  adjourned).  Under the
Manager of Managers Structure, the Manager has ultimate responsibility,  subject to oversight by the Funds' Board,  for  overseeing the Funds'  sub-advisors  and recommending  to the Board their hiring,  termination  or  replacement.  The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with respect to the Funds,  the Manager may, in the future, recommend  to the Funds'  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Funds' portfolio.

The Manager of Managers  Structure  enables  the Funds to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase  in the  overall  management  and  advisory  fees  payable by the Funds without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       14

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering, and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                    The Funds                       Brooklyn, NY 11245

                                Distributor                                 Service agent
                                Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                2005 Market Street                          2005 Market Street
                                Philadelphia, PA 19103-7094                 Philadelphia, PA 19103-7094

                                Financial intermediary wholesaler
                                Lincoln Financial Distributors, Inc.
                                2001 Market Street
                                Philadelphia, PA 19103-7055

Portfolio managers
(see page 14 for details)
                                                            Shareholders

Board of Trustees   A mutual fund is governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment  manager and distributor.  However,  the Funds rely on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require  their  Board  of  Trustees  to  be  comprised  of a  majority  of  such independent Trustees.  These independent Trustees, in particular,  are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor    Most mutual funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National  Association of Securities Dealers,  Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent    Mutual fund companies employ service agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       15

About your account

Investing in the Funds

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover IRAs from such plans;

o    tax-exempt  employee  benefit plans of the Funds' Manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts of the Funds' Manager,  (including mutual funds  managed  by the Funds'  Manager),  clients  of  Delaware  Investment
     Advisers,  an affiliate of the Manager,  or its affiliates,  as well as the clients'  affiliates and their corporate  sponsors,  subsidiaries,  related employee  benefit plans and rollover IRAs of, or from,  such  institutional advisory accounts;

o    a bank, trust company or similar  financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted to the advisor for  investment  purposes.  Use of the
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal Revenue Code (the
     Code) for which the Funds' Manager,  Distributor or service agent or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; or

o    programs sponsored by financial intermediaries that require the purchase of
     Institutional Class shares.

Payments to Intermediaries

The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Funds to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Funds with "shelf space" or a higher  profile with the Financial  Intermediary's consultants, sales persons and customers (distribution assistance). The level of payments  made to a  qualifying  Financial  Intermediary  in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value (NAV) or the price of the Funds' shares.

For more information, please see the Funds' SAI.

                                       16

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  investments  by  overnight  courier  service.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

By exchange
You may  exchange  all or part of your  investment  in one or more  funds in the
Delaware Investments(R) Funds for shares of other Delaware Investments(R) Funds.
Please keep in mind, however, that you may not exchange your shares for Class B,
Class C or Class R shares.  To open an account  by  exchange,  call your  Client
Services Representative at 800 362-7500.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a
Fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class of each  Fund at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of each Fund is calculated by  subtracting  the  liabilities of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

                                       17

About your account (continued)

Fair valuation
When the Funds use fair value  pricing,  they may take into  account any factors they deem  appropriate.  A Fund may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The price of securities used by a Fund to calculate its respective NAV may differ from quoted or published prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

Each Fund anticipates  using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Funds may use fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m.
Eastern  Time.  The earlier  close of these  foreign  markets  gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this,  each Fund may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Funds' Board has delegated responsibility for valuing  the Funds'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another person or entity at your address,  we send one copy of the Funds' prospectus and annual and semiannual  reports to that address,  unless you opt otherwise.  This will help us reduce the printing and mailing expenses associated with the Funds.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish to receive individual  materials.  If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500.  We will begin sending you individual copies of these documents
30 days after receiving your request.

How to redeem shares

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By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware  Investments,  P.O. Box 219656, Kansas City MO 64121-9656 or 430 W. 7th
Street,  Kansas City, MO 64105 for redemptions by overnight courier service. All owners of the account must sign the request,  and for  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds  sent to you by check or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

                                       18

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined  on the next  Business  Day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your  account  balance  falls below  $250,  a Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R) Fund. If you exchange shares to a fund that has a sales charge you will pay any  applicable  sales  charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the  fund's  prospectus  and read it  carefully  before  buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of another Delaware  Investments(R)  Fund. We may refuse the purchase side of any exchange request, if, in the Manager's judgment,  the Funds would be  unable to invest  effectively  in  accordance  with  their  respective investment  objective and policies or would  otherwise  potentially be adversely affected.

Frequent trading of Fund shares
The Funds discourage  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Funds'  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund to be a market  timer and may  consider  anyone who has  followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive  rapid short-term
"roundtrips", that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business  days of a purchase  of that fund's  shares.  If you make a second such short-term  roundtrip in a fund within the same  calendar  quarter as a previous short-term  roundtrip in that fund,  you may be  considered a market  timer.  In determining  whether  market  timing  has  occurred,  the  Funds  will  consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Funds reserve the right to consider  other trading patterns to be market timing.

                                       19

About your account (continued)

Frequent trading of Fund shares (continued)

Your  ability to use the  Funds'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Funds reserve the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next  Business  Day  following receipt by a Fund.

Redemptions  will continue to be permitted in accordance with the Funds' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

Each Fund  reserves the right to modify this policy at any time without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's  shareholders.  While we will take actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Funds'  market timing policy does not require the Funds to take action in response to frequent trading activity.  If the Funds  elect not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or  exchanges  of Fund  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management. In particular, a Fund may have difficulty implementing its long-term investment  strategies  if it is forced to maintain a higher level of its assets in  cash to  accommodate  significant  short-term  trading  activity.  Excessive purchases  and sales or  exchanges  of a Fund's  shares may also force a Fund to sell  portfolio  securities at  inopportune  times to raise cash to  accommodate short-term trading activity.  This could adversely affect a Fund's  performance, if for example,  a Fund incurs  increased  brokerage  costs and  realization  of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

                                       20

Transaction monitoring procedures    Each  Fund,  through  its  transfer  agent,
maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Funds'
market timing policy or other patterns of short-term or excessive  trading.  For purposes of these  transaction  monitoring  procedures,  the Funds may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly among certain broker/dealers,  and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds  will  attempt  to apply  their  monitoring  procedures  to these  omnibus accounts and to the individual  participants  in such accounts.  In an effort to discourage  market timers in such accounts,  the Funds may consider  enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Funds and their agents to detect  market timing in fund shares,  there is no  guarantee  that the Funds will be able to identify these shareholders or curtail their trading practices. In particular,  the Funds may not be able to detect market timing  attributable  to a particular  investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and Distributions.  Each Fund has elected to be treated as a regulated investment  company under Subchapter M of the Code. As such, each Fund generally pays no federal  income tax on the income and gains it  distributes to you. Each
Fund expects to declare dividends daily and distribute all of its net investment income,  if any,  to  shareholders  as  dividends  monthly.  Each Fund will also distribute  net  capital  gains,  if  any,  twice  a  year.  The  amount  of any distribution  will  vary,  and there is no  guarantee  a Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, a Fund will send you a corrected Form
1099-DIV to reflect reclassified information.

Avoid  "Buying a Dividend."  If you invest in a Fund  shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

                                       21

About your account (continued)

Dividends, distributions and taxes
By law, if you do not provide a Fund with your  proper  taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Funds also must withhold if the IRS instructs  them to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
Each Fund may accept investments from funds of funds, including those offered by the Delaware  Investments(R) Funds, as well as similar investment vehicles, such as 529 Plans,  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to  time,  a Fund  may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on portfolio management.  For example, a Fund may be required to sell securities or invest cash at times when it would not  otherwise do so.  These  transactions could also have tax  consequences  if sales of securities  result in gains,  and could also increase transaction costs or portfolio turnover.

                                       22

Financial highlights

The financial  highlights tables are intended to help you understand each Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share.  This information has been audited by Ernst & Young
LLP, whose reports, along with each Fund's financial statements, are included in the Funds'  annual  reports,  which are  available  upon  request by calling 800
523-1918.

Delaware Corporate Bond Fund                                             Institutional Class
                                                                                  Year Ended
                                       2006         2005        2004        2003     7/31/02
Net asset value, beginning of
  period                             $5.770       $5.700      $5.620      $5.220      $5.370

Income (loss) from investment
  operations:
Net investment income(1)              0.289        0.274       0.310       0.354       0.378
Net realized and unrealized
  gain (loss) on investments
  and foreign currencies            (0.238)        0.164       0.183       0.410     (0.152)
                                    -------      -------     -------     -------     -------
Total from investments
  operations                          0.051        0.438       0.493       0.764       0.226
                                    -------      -------     -------     -------     -------

Less dividends and
  distributions from:
Net investment income               (0.320)      (0.300)     (0.321)     (0.364)     (0.376)
Net realized gain on
  investments                       (0.021)      (0.068)     (0.092)         ---         ---
                                    -------      -------     -------     -------     -------
Total dividends and
  distributions                     (0.341)      (0.368)     (0.413)     (0.364)     (0.376)
                                    -------      -------     -------     -------     -------

Net asset value, end of period       $5.480       $5.770      $5.700      $5.620      $5.220
                                    =======      =======      ======      ======     =======

Total return(2)                       0.95%        7.84%       8.92%      14.92%       4.29%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                         $234,281     $201,895    $104,282     $72,744     $52,681
Ratio of expenses to average
   net assets                         0.56%        0.57%       0.55%       0.55%       0.55%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
   indirectly                         0.75%        0.78%       0.87%       1.03%       0.97%
Ratio of net investment income
  to average net assets               5.20%        4.73%       5.33%       6.23%       7.04%
Ratio of net investment income
  to average net assets prior
  to expense limitation and
  expenses paid indirectly            5.01%        4.52%       5.01%       5.75%       6.62%
Portfolio turnover                     173%         232%        300%        861%       1044%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information for the years ended July 31, 2006, 2005 and 2004.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the Manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       23

Financial highlights (continued)

Delaware Extended Duration Bond Fund                                      Institutional Class
                                                                                   Year Ended
                                       2006         2005        2004        2003      7/31/02
Net asset value, beginning of
  period                             $5.930       $5.760      $5.550      $5.050      $5.260

Income (loss) from investment
   operations:
Net investment income(1)              0.313        0.307       0.350       0.387       0.397
Net realized and unrealized
  gain (loss) on investments
  and foreign currencies            (0.458)        0.391       0.312       0.500     (0.218)
                                    -------      -------     -------     -------     -------
Total from investment
  operations                        (0.145)        0.698       0.662       0.887       0.179
                                    -------      -------     -------     -------     -------

Less dividends and
  distributions from:
Net investment income               (0.323)      (0.328)     (0.355)     (0.387)     (0.389)
Net realized gain on
  investments                       (0.052)      (0.200)     (0.097)         ---         ---
                                    -------      -------     -------     -------     -------
Total dividends and
  distributions                     (0.375)      (0.528)     (0.452)     (0.387)     (0.389)
                                    -------      -------     -------     -------     -------

Net asset value, end of period       $5.410       $5.930      $5.760      $5.550      $5.050
                                    =======      =======      ======      ======     =======

Total return(2)                     (2.48%)       12.47%      12.10%      17.87%       3.43%

Ratios and supplemental data:
Net assets, end of period (000
   omitted)                         $69,357      $52,547     $40,545     $49,891     $56,664
Ratio of expenses to average
  net assets                          0.55%        0.59%       0.55%       0.55%       0.55%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                          0.92%        1.01%       1.00%       0.95%       0.98%
Ratio of net investment income
  to average net assets               5.60%        5.17%       5.97%       6.90%       7.59%
Ratio of net investment income
  to average net assets prior
  to expense limitation and
  expenses paid indirectly            5.23%        4.75%       5.52%       6.50%       7.16%
Portfolio turnover                     184%         233%        267%        789%        923%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information for the years ended July 31, 2006, 2005 and 2004.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the Manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       24

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss  on  investments  occurs  when we sell  an  investment  at a loss.  When an investment  increases  or decreases in value but we do not sell it, we record an unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from
Net investment income (loss)."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       25

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity  date.  A bond's  price  changes  prior to  maturity  and is inversely  related to current  interest  rates.  When interest rates rise,  bond prices fall, and when interest rates fall,  bond prices rise. See  "Fixed-income securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also "Nationally recognized statistical rating organization."

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See "Bond."

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invested is paid back at a  pre-specified  maturity date.  These  securities,  which include  government, corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See "Bond."

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries, as well as agency-backed securities such as Fannie Mae.

                                       26

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers Long U.S. Credit Index
A  total  return  index  of all  publicly  issued,  fixed-rate,  non-convertible investment  grade domestic  corporate  bonds and Yankee  issues.  All bonds have maturities of at least 10 years.

Lehman Brothers U.S. Credit Index
An index based on all publicly issued intermediate  fixed-rate,  non-convertible investment grade domestic corporate bonds and Yankee issues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

                                       27

Glossary (continued)

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The  document  serving as "Part B" of a fund's  prospectus  that  provides  more detailed  information about the fund's organization,  investments,  policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Treasury bills
Securities issued by the U.S. Treasury with maturities of one year or less.

Treasury bonds
Securities issued by the U.S. Treasury with maturities of 10 years or longer.

Treasury notes
Securities issued by the U.S. Treasury with maturities of one to 10 years.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       28

Additional information

Additional  information about the Funds'  investments is available in the Funds'
annual  and  semiannual  reports  to  shareholders.  In the  Funds'  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Funds' performance during the period covered  by the  report.  You can find more  information  about the Funds in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing in these  Funds,  you can write to us at 2005 Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Funds'
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Funds' internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information  about the Funds,  including their SAI, can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       29

Contact Information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative

800 510-4015

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R)service.

Investment Company Act file number: 811-02071

DELAWARE FUND SYMBOLS
----------------------------------------- -------------- --------------
Delaware Corporate Bond Fund              CUSIP          NASDAQ
----------------------------------------- -------------- --------------
Institutional Class                       245908751      DGCIX
----------------------------------------- -------------- --------------
Delaware Extended Duration Bond Fund      CUSIP          NASDAQ
----------------------------------------- -------------- --------------
Institutional Class                       245908793      DEEIX
----------------------------------------- -------------- --------------

                                                        Delaware Investments (R)
                                         A member of the Lincoln Financial Group

P-463 [6/06] CGI 11/06

                                                        Delaware Investments (R)
                                         A member of the Lincoln Financial Group

FIXED INCOME

Prospectus        NOVEMBER 28, 2006

                  DELAWARE DELCHESTER FUND
                  CLASS A o CLASS B o CLASS C o CLASS R
                  DELAWARE HIGH-YIELD OPPORTUNITIES FUND
                  CLASS A o CLASS B o CLASS C o CLASS R

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profiles                                                            page  2
Delaware Delchester Fund                                                       2
Delaware High-Yield Opportunities Fund                                         4

How we manage the Funds                                                  page  8
Our investment strategies                                                      8
The securities we typically invest in                                          9
The risks of investing in the Funds                                           11
Disclosure of portfolio holdings information                                  13

Who manages the Funds                                                    page 14
Investment manager                                                            14
Investment management fees                                                    14
Portfolio managers                                                            14
Who's who?                                                                    15

About your account                                                       page 16
Investing in the Funds                                                        16
     Choosing a share class                                                   16
     Dealer compensation                                                      19
Payments to intermediaries                                                    19
How to reduce your sales charge                                               20
How to buy shares                                                             24
Fair valuation                                                                25
Retirement plans                                                              25
Document delivery                                                             25
How to redeem shares                                                          26
Account minimums                                                              27
Special services                                                              28
Frequent trading of Fund shares                                               29
Dividends, distributions and taxes                                            31
Certain management considerations                                             32

Financial highlights                                                     page 34

Glossary                                                                 page 38

Additional information                                                   page 41

                                       1

Profile:  Delaware Delchester Fund

What is the Fund's goal?
Delaware Delchester Fund seeks total return and, as a secondary objective,  high current  income.  Although  the Fund will  strive to meet its goal,  there is no assurance that it will.

What are the Fund's main investment strategies?
We  invest  primarily  in  high-yielding  corporate  bonds  rated BB or lower by
Standard  and  Poor's  (S&P)  or  similarly  rated  by  another   nationally
recognized  statistical  rating  organization  (NRSRO) such as Moody's Investors
Service,  Inc.  (Moody's) or Fitch,  Inc.  (Fitch).  These are commonly known as high-yield  bonds or junk bonds and involve greater risks than investment  grade bonds.  We may also invest in unrated bonds if we judge them to be of comparable quality.  Unrated bonds may be more  speculative in nature than rated bonds.  We will select bonds primarily based on the income  potential they offer and on our evaluation  of the bond  issuers'  ability to make  interest  payments and repay principal.

We may also  invest in equity  securities,  foreign  government  securities  and corporate  bonds of foreign  issuers.  Though not  expected to be a  significant component of our  strategy  under  normal  circumstances,  we may also invest in investment grade corporate bonds,  U.S.  government  securities and high quality commercial paper.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in bond  prices,  which can be caused by an adverse  change in interest rates,  adverse economic conditions or poor performance from specific industries or bond  issuers.  High-yield  bonds are rated  below  investment  grade and are subject  to  greater  risk that the issuer  will be unable to make  payments  on interest and principal, particularly under adverse economic conditions. Bonds of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 11.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund?
o    Investors seeking a fixed-income  investment that offers potential for very high current income.
o    Investors with long-term financial goals.

Who should not invest in the Fund?
o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Delchester Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past 10 calendar  years, as well as the average annual returns of Class A, B and C shares for one-year,  five-year and 10-year periods. Returns are not shown for Class R shares  because the class has not commenced  operations.  The Fund's past  performance  (before and after taxes) is not  necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps in effect during certain of these periods.  The returns would be lower without the expense caps.  Please  see the  footnotes  on page 7 for  additional  information  about expense caps.

[GRAPHIC OMITTED:  BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN] [CLASS A]

Year-by-year total return (Class A)

-------- ------- ------- ------- -------- ------- ------ ------ -------- --------
1996     1997    1998    1999    2000     2001    2002   2003   2004     2005
-------- ------- ------- ------- -------- ------- ------ ------ -------- --------
12.33%   13.91%  -1.81%  -3.47%  -21.03%  -8.00%  0.22%  30.40% 14.94%   3.40%
-------- ------- ------- ------- -------- ------- ------ ------ -------- --------

As of September 30, 2006, the Fund's Class A shares had a calendar  year-to-date return of 8.01%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly return was 11.11% for the quarter ended June 30, 2003 and its lowest quarterly return was -9.47% for the quarter ended December 31, 2000.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

---------------------------------------------- ---------- --------- ------------
                                                1 year     5 years  10 years**
---------------------------------------------- ---------- --------- ------------
Class A return before taxes                     (1.27%)     6.42%     2.72%
---------------------------------------------- ---------- --------- ------------
Class A return after taxes on distributions     (3.85%)     2.83%    (1.00%)
---------------------------------------------- ---------- --------- ------------
Class A return after taxes on distributions
  and sale of Fund shares                       (0.87%)     3.18%    (0.02%)
---------------------------------------------- ---------- --------- ------------
Class B return before taxes*                    (1.16%)     6.47%     2.60%
---------------------------------------------- ---------- --------- ------------
Class C return before taxes*                     1.70%      6.67%     2.45%
---------------------------------------------- ---------- --------- ------------
Bear Stearns High-Yield Index (reflects no
  deduction for fees, expenses, or taxes)        1.76%      8.72%     5.93%
---------------------------------------------- ---------- --------- ------------

The Fund's  returns  above are compared to the  performance  of the Bear Stearns
High-Yield  Index  (Index).  The Index  generally  measures the  performance  of domestic  high-yield bonds. You should remember that, unlike the Fund, the Index is  unmanaged  and does not reflect the actual costs of operating a mutual fund, such as the costs of buying,  selling  and  holding  securities.  Maximum  sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
individual   retirement   accounts  (IRAs).  The  after-tax  returns  shown  are
calculated  using the highest  individual  federal  marginal income tax rates in effect  during the periods  presented and do not reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of each Fund's  returns  (e.g.,  qualified vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*    Total returns  assume  redemption  of shares at the end of the period.  The
     10-year  return for Class B shares  reflects  conversion  to Class A shares after 8 years. If shares were not redeemed,  the returns (before taxes) for
     Class B would be 2.67%,  6.68% and 2.60% for the  one-year,  five-year  and
     10-year  periods,  respectively.  If shares were not redeemed,  the returns before taxes for Class C would be 2.66%,  6.67% and 2.45% for the one-year, five-year and 10-year periods, respectively.

**   The Bear Stearns  High-Yield  Index returns are for 10 years.  Bear Stearns
     High-Yield  Index  reports  returns on a monthly basis as of the end of the month.

                                       3

Profile: Delaware High-Yield Opportunities Fund

What are the Fund's goals?
Delaware  High-Yield  Opportunities  Fund seeks total return and, as a secondary objective, high current income. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in corporate bonds rated BB or lower by S&P or similarly rated by another  NRSRO.  These are commonly  known as high-yield  bonds or junk bonds and involve greater risks than investment  grade bonds. The Fund will also invest in unrated bonds we judge to be of comparable quality.  Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S.
and foreign  government  securities and corporate bonds of foreign  issuers.  In selecting  bonds for the portfolio,  we evaluate the income provided by the bond and the bond's  appreciation  potential as well as the issuer's  ability to make income and principal payments.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in fixed income  securities rated at the time of purchase BB or lower by S&P or similarly  rated by another NRSRO or, if unrated,  judged to be of comparable quality.  This policy is not a fundamental  investment policy and can be changed without  shareholder  approval.  However,  shareholders  will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines  in bond  prices,  which can be caused by adverse  changes in  interest rates,  adverse economic conditions or poor performance from specific industries or bond  issuers.  High-yield  bonds are rated  below  investment  grade and are subject  to  greater  risk that the issuer  will be unable to make  payments  on interest and principal, particularly under adverse economic conditions. Bonds of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 11.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the FDIC or any other government agency.

Who should invest in the Fund?
o    Investors with long-term financial goals.
o    Investors  looking for a fixed-income  investment that offers a combination of total return with high current income.
o    Investors  who  want  a  total  return-oriented   income  investment  as  a
     diversification tool for long-term, equity-oriented portfolios.

Who should not invest in the Fund?
o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       4

How has the Delaware High-Yield Opportunities Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund.  We show how annual  returns for the Fund's Class A shares have varied for the past nine calendar  years, as well as the average annual returns of Class A,
B, C and R for the one-year,  five-year  and lifetime  periods,  as  applicable.
Prior to February  17,  1998,  the Fund had not engaged in a broad  distribution effort of its shares and had been subject to limited  redemption  requests.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication  of how it will perform in the future.  The returns  reflect  expense limitations  that were in effect during  certain of these  periods.  The returns would be lower without the expense caps.  Please see the footnotes on page 7 for additional information about expense caps.

[GRAPHIC OMITTED:  BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN] [CLASS A]

Year-by-year total return (Class A)

-------- ------- ------- --------- -------- ------- -------- -------- ---------
1997     1998    1999    2000      2001     2002    2003     2004     2005
-------- ------- ------- --------- -------- ------- -------- -------- ---------
17.31%   2.85%   4.70%   -4.36%    -3.16%   1.79%   29.41%   14.12%   3.04%
-------- ------- ------- --------- -------- ------- -------- -------- ---------

As of September 30, 2006, the Fund's Class A shares had a calendar  year-to-date return of 7.57%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly return was 11.11% for the quarter ended June 30, 2003 and its lowest quarterly return was -7.27% for the quarter ended June 30, 2001.

The maximum Class A sales charge of 4.50%,  which is normally  assessed when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

-------------------------------------------------- -------- --------- ----------
                                                   1 year   5 years  Lifetime**
-------------------------------------------------- -------- --------- ----------
Class A return before taxes                        (1.62%)  7.44%     6.27%
-------------------------------------------------- -------- --------- ----------
Class A return after taxes on distributions        (4.12%)  4.00%     2.53%
-------------------------------------------------- -------- --------- ----------
Class A return after taxes on distributions
  and sale of Fund shares                          (1.08%)  4.17%     2.94%
-------------------------------------------------- -------- --------- ----------
Class B return before taxes*                       (1.51%)  7.42%     4.27%
-------------------------------------------------- -------- --------- ----------
Class C return before taxes*                       1.60%    7.68%     4.29%
-------------------------------------------------- -------- --------- ----------
Class R return before taxes                        3.01%    N/A       10.77%
-------------------------------------------------- -------- --------- ----------
Bear Stearns High-Yield Index (reflects no
  deduction for fees, expenses or  taxes)          1.76%    8.72%     5.93%
-------------------------------------------------- -------- --------- ----------

The Fund's  returns  above are compared to the  performance  of the Bear Stearns
High-Yield  Index  (Index).  The Index  generally  measures the  performance  of domestic  high-yield bonds. You should remember that, unlike the Fund, the Index is unmanaged and does not reflect the costs of operating a mutual fund,  such as the costs of buying,  selling and holding securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the periods  presented and do not  reflect the impact of state and local  taxes.  The  after-tax  rate used is based on the current tax  characterization of the elements of the Fund's returns
(e.g.,  qualified vs.  non-qualified  dividends)  and may be different  than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at the end of period.  If shares were not redeemed,  the returns  (before taxes) for Class B would be 2.32%,
     7.63%  and  4.27%  for  the  one-year,   five-year  and  lifetime  periods,
     respectively.  If shares were not  redeemed,  the returns  before taxes for
     Class C would be 2.56%,  7.68% and 4.29% for the  one-year,  five-year  and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years. The inception dates for Class A, Class B, Class C and Class R shares were  December 30, 1996,  February 17, 1998,  February 17, 1998 and June 2,
     2003,  respectively.  The Bear Stearns High-Yield Index returns are for the
     Fund's Class A shares lifetime  period.  The Bear Stearns  High-Yield Index returns  for Class B, Class C and Class R lifetimes  were 4.81%,  4.81% and
     8.64%, respectively. The Bear Stearns High-Yield Index reports returns on a monthly  basis as of the end of the month.  Index  returns  for Class B and
     Class C shares' lifetime reflect the returns from February 28, 1998 through
     December 31, 2005, and for Class R shares lifetime  reflect the return from
     June 30, 2003 through December 31, 2005.

                                       5

What are the Funds' fees and expenses?

------------------- ------------------ --------- --------- --------- --------
Sales charges are   CLASS                  A         B        C         R
fees paid           ------------------ --------- --------- --------- --------
directly from       Maximum sales
your investments      charge (load)
when you buy or       imposed on
sell shares of        purchases as a
each Fund.  You       percentage of
do not pay sales      offering price       4.50%      none      none     none
charges when you    ------------------ --------- --------- --------- --------
buy or sell Class   Maximum
R shares.             contingent
                      deferred sales
                      charge (load) as
                      a percentage of
                      original
                      purchase price
                      or redemption
                      price, whichever
                      is lower           none(1)  4.00%(2)  1.00%(3)     none
                    ------------------- -------- --------- --------- --------
                    Maximum sales
                      charge (load)
                      imposed on
                      reinvested
                      dividends             none      none      none     none
                    ------------------ --------- --------- --------- --------
                    Redemption fees         none      none      none     none
                  - ------------------ --------- --------- --------- --------
                    Exchange fees(4)        none      none      none     none
------------------- ------------------ --------- --------- --------- --------

------------------- ------------------ ------------------------------------
                                            Delaware Delchester Fund
------------------- ------------------ --------- --------- --------- --------
Annual fund         CLASS                  A        B         C         R
operating           ------------------ --------- --------- --------- --------
expenses are        Management
deducted from the     fees(5)              0.65%     0.65%     0.65%    0.65%
Funds' assets.      ------------------ --------- --------- --------- --------
                    Distribution  and
                      service (12b-1)
                      fees              0.29%(6)     1.00%     1.00% 0.60%(7)
                    ------------------ --------- --------- --------- --------
                    Other expenses         0.36%     0.36%     0.36%    0.36%
                    ------------------ --------- --------- --------- --------
                    Total annual
                      fund operating
                      expenses             1.30%     2.01%     2.01%    1.61%
                    ------------------ --------- --------- --------- --------
                    Fee waivers
                      and payments       (0.14%)   (0.14%)   (0.14%)  (0.24%)
                    ------------------ --------- --------- --------- --------
                    Net expenses           1.16%     1.87%     1.87%    1.37%
                    ------------------ --------- --------- --------- --------
                                       Delaware High-Yield Opportunities Fund
                    ------------------ --------- --------- --------- --------
                    CLASS                  A        B         C         R
                    ------------------ --------- --------- --------- --------
                    Management
                      fees(5)              0.65%     0.65%     0.65%    0.65%
                    ------------------ --------- --------- --------- --------
                    Distribution and
                      service (12b-1)
                      fees                 0.30%     1.00%     1.00% 0.60%(7)
                    ------------------ --------- --------- --------- --------
                    Other expenses         0.34%     0.34%     0.34%    0.34%
                    ------------------ --------- --------- --------- --------
                    Total annual
                      fund operating
                      expenses             1.29%     1.99%     1.99%    1.59%
                    ------------------ --------- --------- --------- --------
                    Fee waivers
                      and payments        (0.16%)   (0.16%)   (0.16%)  (0.26%)
                    ------------------ --------- --------- --------- --------
                    Net expenses           1.13%     1.83%     1.83%    1.33%
------------------- ------------------ --------- --------- --------- --------

                                       6

------------------- ------------------------------------------------------------------
This example                            Delaware Delchester Fund
is intended to      -------- ------- --------- ---------- --------- --------- --------
help you            CLASS       A       B(9)      B(9)        C         C         R
compare the                                     (if re-              (if re-
cost of                                         deemed)              deemed)
investing in        -------- ------- --------- ---------- --------- --------- --------
the Funds to        1 year      $563      $190       $590      $190      $290     $139
the cost of         -------- ------- --------- ---------- --------- --------- --------
investing in        3 years     $830      $617       $842      $617      $617     $485
other mutual        -------- ------- --------- ---------- --------- --------- --------
funds with          5 years   $1,118    $1,070     $1,220    $1,070    $1,070     $853
similar             -------- ------- --------- ---------- --------- --------- --------
investment          10 years  $1,935    $2,143     $2,143    $2,326    $2,326   $1,891
objectives. We      -------- ------- --------- ---------- --------- --------- --------
show the                          Delaware High-Yield Opportunities Fund
cumulative          -------- ------- --------- ---------- --------- --------- --------
amount of Fund      CLASS       A       B(9)      B(9)        C         C         R
expenses on a                                   (if re-              (if re-
hypothetical                                    deemed)              deemed)
investment of       -------- ------- --------- ---------- --------- --------- --------
$10,000 with        1 year      $560      $186       $586      $186      $286     $135
an annual 5%        -------- ------- --------- ---------- --------- --------- --------
return over         3 years     $826      $609       $834      $609      $609     $476
the time            -------- ------- --------- ---------- --------- --------- --------
shown.(8)           5 years   $1,111    $1,058     $1,208    $1,058    $1,058     $841
This example        -------- ------- --------- ---------- --------- --------- --------
reflects the        10 years  $1,923    $2,123     $2,123    $2,304    $2,304   $1,867
net operating
expenses with
expense
waivers for
the one-year
contractual
period and the
total
operating
expenses
without
expense
waivers for
years two
through 10.
This is an
example only,
and does not
represent
future
expenses,
which may be
greater or
less than
those shown
here.
--------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

(3)  Class C shares  redeemed  within one year of  purchase  are subject to a 1%
     contingent deferred sales charge.

(4)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(5)  The  Manager  has  contacted  to waive all or a portion  of its  investment advisory fees and/or reimburse  expenses through November 30, 2007 in order to prevent total annual fund operating  expenses  (excluding any 12b-1 plan expenses,  taxes,  interest,  brokerage fees,  certain  insurance costs and non-routine  expenses  or  costs,  including,  but not  limited  to,  those relating to  reorganizations,  litigation,  certain Trustee retirement plan expenses,  conducting shareholder meetings and liquidations  [collectively,
     "non-routine  expenses"]) from exceeding, in an aggregate amount, 0.87% and
     0.83%, of average daily net assets of Delaware Delchester Fund and Delaware
     High-Yield Opportunities Fund, respectively.  For purposes of these waivers and reimbursements,  non-routine  expenses may also include such additional costs and  expenses  as may be agreed  upon from time to time by the Fund's
     Board and the Manager.

(6)  The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for Delaware Delchester Fund's Class A shares that went into effect on June
     1, 1992.  The total  12b-1 fees to be paid by Class A  shareholders  of the
     Fund will be the sum of 0.10% of the average daily net assets  representing shares that were acquired  prior to June 1, 1992 and 0.30% on or after June
     1, 1992.  All Class A  shareholders  will bear 12b-1 fees at the same rate, the  blended  rate based upon the  allocation  of the 0.10% and 0.30% rates described above.

(7)  The  Distributor  has  contracted  to limit the Class R shares 12b-1 fee of
     Delaware Delchester Fund and Delaware High-Yield Opportunities Fund through
     November 30, 2007 to no more than 0.50% of average daily net assets.

(8)  The  Funds'  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(9)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       7

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market  sectors that we think are the best  investments  for a particular  fund.
Following  are  descriptions  of how the  portfolio  manager  pursues the Funds'
investment goals.

For both Delaware Delchester Fund and Delaware High-Yield Opportunities Fund, we
invest primarily in fixed-income  securities that we believe will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations. We expect to invest the majority of the Funds' assets primarily in high-yield bonds or junk bonds,  which involve  greater risks than  investment  grade bonds.  The
Funds may also  invest in unrated  bonds  that we  consider  to have  comparable credit  characteristics.  Unrated bonds may be more  speculative  in nature than rated  bonds.  The  Funds  may  invest  up to 25% of  total  assets  in  foreign securities. Securities of foreign issuers are also subject to certain risks such as political and economic instability,  currency fluctuations and less stringent regulatory standards.

Before  selecting   high-yield  corporate  bonds,  we  carefully  evaluate  each individual  bond,  including  its  income  potential  and the  size of the  bond issuance.  The size of the issuance  helps us evaluate how easily we may be able to buy and sell the bond.

We also do a thorough  credit  analysis of the issuer to determine  whether that company has the financial ability to meet the bond's payments.

We maintain a  well-diversified  portfolio of high-yield  bonds that  represents many different sectors and industries.  Through  diversification  we can help to reduce the impact that any  individual  bond might have on the portfolio  should the issuer have difficulty making payments.

Delaware Delchester Fund
Delaware  Delchester  Fund strives to provide  total  return,  with high current income as a secondary objective.

It is our policy to invest at least 80% of our assets in corporate  bonds,  U.S.
government securities or commercial paper of companies that are rated A-1 or A-2 by S&P or P-1 or P-2 by  Moody's.  We are  required to invest  primarily  in corporate bonds rated BBB or below;  however,  we  particularly  emphasize those rated BB or B. We  generally  focus more on bonds  rated B in times of  economic growth and more on bonds  rated BB when the economy  appears to be slowing.  The
Fund also may  invest in bonds of  foreign  issuers  and  equity  securities  in pursuit of its objective.

Delaware High-Yield Opportunities Fund
Delaware  High-Yield  Opportunities  Fund strives to provide total return,  with high current  income as a secondary  objective.  Before  purchasing  a bond,  we evaluate both the income level and its potential for price  appreciation.  Under normal  circumstances,  the Fund will  invest at least 80% of its net  assets in fixed income  securities rated at the time of purchase BB or lower by S&P or similarly  rated by another  NRSRO or, if  unrated,  judged to be of  comparable quality.  This policy is not a fundamental  investment policy and can be changed without  shareholder  approval.  However,  shareholders  will be given notice at least 60 days  prior to any such  change.  The Fund also may  invest in bonds of foreign issuers in pursuit of its objective.

Each Fund's investment  objective is non-fundamental.  This means that the Board of  Trustees  may  change  a  Fund's  objective  without  obtaining  shareholder approval.  If an objective were changed, we would notify shareholders before the change in the objective became effective.

                                       8

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

--------------------------- ------------------------------------------------
        Securities                          How we use them
--------------------------- ------------------------------------------------
High-yield corporate        We may invest without limit in high-yield
bonds: Debt obligations     corporate bonds and up to 15% of its net
issued by a corporation     assets in defaulted bonds. Emphasis is on
and rated lower than        securities rated BB or B by an NRSRO.
investment grade by an
NRSRO such as S&P or
Moody's or, if unrated,
that we believe are of
comparable quality.
These securities are
considered to be of poor
standing and
predominantly speculative.
--------------------------- ------------------------------------------------
U.S. government             We may invest without limit in U.S. government
securities:  U.S.           securities. However, they will typically
Treasury securities are     represent a small percentage of each Fund's
backed by the "full faith   portfolio because they generally do not offer
and credit" of the United   as high a level of current income as
States.  Securities         high-yield corporate bonds.
issued or guaranteed by
federal agencies and U.S.
government sponsored
instrumentalities may or
may not be backed by the
"full faith and credit"
of the United States.  In
the case of securities
not backed by the "full
faith and credit" of the
United States, investors
in such securities look
principally to the agency
or instrumentality
issuing or guaranteeing
the obligation for
ultimate repayment.
--------------------------- ------------------------------------------------
Foreign government or       We may invest up to 25% of each Fund's total
corporate securities:       assets in securities of issuers domiciled in
Securities issued by        foreign countries including both established
foreign governments or      countries and those with emerging markets.
supranational entities or
foreign corporations.  A
supranational entity is
an entity established or
financially supported by
the national governments
of one or more countries.
The International Bank
for Reconstruction and
Development (more
commonly known as the
World Bank) is one
example of a
supranational entity.
--------------------------- ------------------------------------------------
Zero coupon and             We may purchase fixed-income securities,
pay-in-kind bonds: Zero     including zero coupon bonds and PIK bonds
coupon bonds are debt       consistent with each Fund's investment
obligations which do not    objective.  The market prices of these bonds
entitle the holder to any   are generally more volatile than the market
periodic payments of        prices of securities that pay interest
interest prior to           periodically and are likely to react to
maturity or a specified     changes in interest rates to a greater degree
date when the securities    than interest-paying bonds having similar
begin paying current        maturities and credit quality.  They may have
interest, and therefore     certain tax consequences which, under certain
are issued and traded at    conditions, could be adverse to the Funds.
a discount from their
face amounts or par
value.  Pay-In-Kind (PIK)
bonds pay interest
through the issuance to
holders of additional
securities.
--------------------------- ------------------------------------------------
Equity securities: Equity   We may invest in equity securities.
securities represent        Generally, we will invest less than 5% of each
ownership interests in a    Fund's total assets in these securities.
company and consist of
common stocks, preferred
stocks, warrants to
acquire common stock and
securities convertible
into common stock.
--------------------------- ------------------------------------------------
Credit default swap         We may use repurchase agreements as a
agreements: In a credit     short-term investment for each Fund's cash
default swap, a fund may    position. In order to enter into these
transfer the financial      repurchase agreements, a Fund must have
risk of a credit event      collateral of at least 102% of the repurchase
occurring (a bond           price.  No more than 10% of either Fund's
default, bankruptcy,        assets may be invested in repurchase
restructuring, etc.) on a   agreements of over seven days' maturity.  We
particular security or      will only enter into repurchase agreements in
basket of securities to     which the collateral is comprised of U.S.
another party by paying     government securities.
that party a periodic
premium; likewise, a fund
may assume the financial
risk of a credit event
occurring on a particular
security or basket of
securities in exchange
for receiving premium
payments from another
party. Credit default
swaps may be considered
to be illiquid.
--------------------------- ------------------------------------------------

                                       9

How we manage the Funds (continued)

--------------------------- ------------------------------------------------
        Securities                          How we use them
--------------------------- ------------------------------------------------
Repurchase agreements: An   We may use repurchase agreements as a
agreement between a buyer   short-term investment for each Fund's cash
of securities, such as a    position. In order to enter into these
fund, and a seller of       repurchase agreements, a Fund must have
securities, in which the    collateral of at least 102% of the repurchase
seller agrees to buy the    price.  No more than 10% of either Fund's
securities back within a    assets may be invested in repurchase
specified time at the       agreements of over seven days' maturity.  We
same price the buyer paid   will only enter into repurchase agreements in
for them, plus an amount    which the collateral is comprised of U.S.
equal to an agreed upon     government securities.
interest rate. Repurchase
agreements are often
viewed as equivalent to
cash.
--------------------------- ------------------------------------------------
Restricted securities:      We may invest in privately-placed securities,
Privately-placed            including those that are eligible for resale
securities whose resale     only among certain institutional buyers
is restricted under U.S.    without registration, commonly known as "Rule
securities laws.            144A Securities."

                            Restricted securities that are determined to
                            be illiquid may not exceed each Fund's 15%
                            limit on illiquid securities.
--------------------------- ------------------------------------------------
Loan participations: An     We may loan up to 25% of each Fund's assets to
interest in a loan or       qualified broker/dealers or institutional
other direct                investors for their use relating to short
indebtedness, such as an    sales and other security transactions.  We may
assignment, that entitles   invest in loans, including assignments and
the acquiring of such       participation interests.
interest to payments of
interest, principal
and/or other amounts due
under the structure of
the loan or other direct
indebtedness. In addition
to being structured as
secured or unsecured
loans, such investments
could be structured as
novations or assignments
or represent trade or
other claims owed by a
company to a supplier.
--------------------------- ------------------------------------------------
Illiquid securities:        We may invest up to 15% of each Fund's net
Securities that do not      assets in illiquid securities.
have a ready market, and
cannot be easily sold,
within seven days, at
approximately the price
that a fund has valued
them.  Illiquid
securities include
repurchase agreements
maturing in more than
seven days.
--------------------------- ------------------------------------------------

The Funds may also invest in other income  producing  and  non-income  producing securities, including common stocks and preferred stocks, some of which may have
convertible  features  or  attached  warrants.   Please  see  the  Statement  of
Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Borrowing from banks
Each Fund may borrow money from banks as a temporary  measure for  extraordinary or  emergency  purposes or to  facilitate  redemption  requests.  A Fund will be required  to pay  interest to the lending  banks on the amounts  borrowed.  As a result,  borrowing  money could  result in the Funds being  unable to meet their investment objectives.

Purchasing securities on a when-issued or delayed delivery basis
Each Fund may buy or sell securities on a when-issued or delayed delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. A Fund will  designate  cash or securities in amounts  sufficient to cover its obligations and will value the designated assets daily.

Portfolio turnover
It is possible  that each Fund's annual  portfolio  turnover may be greater than
100% and may be  considerably  in excess of 100%. A turnover  rate of 100% would occur if,  for  example,  a Fund  bought and sold all of the  securities  in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase  brokerage  commissions paid and could generate taxes for shareholders on realized investment gains.

                                       10

The risks of investing in the Funds
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully  evaluate  the risks.  Because of the nature of the Funds,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in these Funds. Please see the SAI for a further discussion of these risks and other risks not discussed here.

--------------------------- ----------------------------------------------
          Risks                     How we strive to manage them
--------------------------- ----------------------------------------------
Market risk is the risk     We maintain a long-term investment approach
that all or a majority of   and focus on individual bonds that we
the securities in a         believe can provide total return and high
certain market - like the   current income regardless of interim market
stock or bond market -      fluctuations.  We do not try to predict
will decline in value       overall stock and bond market or interest
because of factors such     rate movements and generally do not buy and
as economic conditions,     sell securities for short-term purposes.
future expectations or
investor confidence.
--------------------------- ----------------------------------------------
Industry and security       We limit the amount of each Fund's assets
risk:  Industry risk is     invested in any one industry and in any
the risk that the value     individual security.  We also follow a
of securities in a          rigorous selection process before choosing
particular industry will    securities for the portfolio.
decline because of
changing expectations for
the performance of that
industry.

Security risk is the risk
that the value of an
individual stock or bond
will decline because of
changing expectations for
the performance of the
individual company
issuing the stock or bond.
--------------------------- ----------------------------------------------
Interest rate risk is the   Each Fund is subject to various interest
risk that securities,       rate risks depending upon its investment
particularly bonds with     objectives and policies.  We cannot
longer maturities, will     eliminate this risk, but we do try to
decrease in value if        address it by monitoring economic conditions.
interest rates rise and
increase in value if
interest rates fall.
Investments in equity
securities issued by
small- and medium-size
companies, which often
borrow money to finance
operations, may also be
adversely affected by
rising interest rates.
--------------------------- ----------------------------------------------
Derivatives risk is the     We will use derivatives for defensive
possibility that a fund     purposes, such as to protect gains or hedge
may experience a            against potential losses in a portfolio
significant loss if it      without actually selling a security, to
employs a derivatives       neutralize the impact of interest rate
strategy (including a       changes, to affect diversification or to
strategy involving credit   earn additional income. We will not use
default swaps) related to   derivatives for reasons inconsistent with
a security or a             each Fund's respective investment
securities index and that   objectives.
security or index moves
in the opposite direction
from what the portfolio
manager had anticipated.
Another risk of
derivative transactions
is the creditworthiness
of the counterparty
because the transaction
depends on the
willingness and ability
of the counterparty to
fulfill its contractual
obligations. Derivatives
also involve additional
expenses, which could
reduce any benefit or
increase any loss to a
fund from using the
strategy.
--------------------------- ----------------------------------------------
Credit risk is the risk     We employ a careful, credit-oriented bond
that there is the           selection approach.  We also hold a
possibility that a bond's   diversified selection of high-yield bonds
issuer will be unable to    that is designed to manage this risk.
make timely payments of
interest and principal.     It is likely that protracted periods of
Investing in so-called      economic uncertainty would cause increased
"junk" or "high-yield"      volatility in the market prices of
bonds entails the risk of   high-yield bonds, an increase in the number
principal loss, which may   of high-yield bond defaults and
be greater than the risk    corresponding volatility in a Fund's net
involved in investment      asset value.
grade bonds.  High-yield
bonds are sometimes
issued by companies whose
earnings at the time of
issuance are less than
the projected debt
service on the junk bonds.
Investment by a Fund in
defaulted securities
poses additional risk of
loss should nonpayment of
principal and interest
continue in respect of
such securities. Even if
such securities are held
to maturity, recovery by
a Fund of its initial
investment and any
anticipated income or
appreciation will be
uncertain. A Fund also
may incur additional
expenses in seeking
recovery on defaulted
securities. Defaulted
securities may be
considered illiquid.
--------------------------- ----------------------------------------------

                                       11

How we manage the Funds (continued)

--------------------------- ----------------------------------------------
          Risks                     How we strive to manage them
--------------------------- ----------------------------------------------
Recession risk: Although    It is likely that protracted periods of
the market for high-yield   economic uncertainty would cause increased
bonds existed through       volatility in the market prices of
periods of economic         high-yield bonds, an increase in the number
downturns, the high-yield   of high-yield bond defaults and
market grew rapidly         corresponding volatility in each Fund's net
during the long economic    asset value. In the past, uncertainty and
expansion which took        volatility in the high-yield market have
place in the United         resulted in volatility in a Fund's net asset
States during the 1980s.    value.
During that economic
expansion, the use of       In striving to manage this risk, we allocate
high-yield debt             assets across a wide range of industry
securities to finance       sectors.  We may emphasize industries that
highly leveraged            have been less susceptible to economic
corporate acquisitions      cycles in the past, particularly if we
and restructurings          believe that the economy may be entering
increased dramatically.     into a period of slower growth.
As a result, the
high-yield market grew
substantially. Some
analysts believe a
protracted economic
downturn would severely
disrupt the market for
high-yield bonds,
adversely affect the
value of outstanding
bonds and adversely
affect the ability of
high-yield issuers to
repay principal and
interest.
--------------------------- ----------------------------------------------
Foreign risk is the risk    We carefully evaluate the reward and risk
that foreign securities     associated with each foreign security that
may be adversely affected   we consider.
by political instability,
changes in currency         We may invest up to 25% of each Fund's total
exchange rates, foreign     assets in securities of foreign issuers.
economic conditions or
inadequate regulatory and
accounting standards.
--------------------------- ----------------------------------------------
Loans and other direct      These risks may not be completely
indebtedness involve the    eliminated, but we will attempt to reduce
risk that a fund will not   these risks through portfolio
receive payment of          diversification, credit analysis and
principal, interest and     attention to trends in the economy,
other amounts due in        industries and financial markets. As these
connection with these       securities may be illiquid, they would be
investments and will        subject to each Fund's restrictions on
depend primarily on the     illiquid securities.
financial condition of
the borrower.  Loans that
are fully secured offer a
fund more protection than
an unsecured loan in the
event of non-payment of
scheduled interest or
principal, although there
is no assurance that the
liquidation of collateral
from a secured loan would
satisfy the corporate
borrower's obligation, or
that the collateral can
be liquidated. Some loans
or claims may be in
default at the time of
purchase.  Certain of the
loans and the other
direct indebtedness
acquired by a fund may
involve revolving credit
facilities or other
standby financing
commitments which
obligate a fund to pay
additional cash on a
certain date or on
demand. These commitments
may require a fund to
increase its investment
in a company at a time
when that fund might not
otherwise decide to do so
(including at a time when
the company's financial
condition makes it
unlikely that such
amounts will be repaid).
To the extent that a fund
is committed to advance
additional funds, it will
at all times hold and
maintain in a segregated
account cash or other
high-grade debt
obligations in an amount
sufficient to meet such
commitments.

As a fund may be required
to rely upon another
lending institution to
collect and pass onto the
fund amounts payable with
respect to the loan and
to enforce the fund's
rights under the loan and
other direct
indebtedness, an
insolvency, bankruptcy or
reorganization of the
lending institution may
delay or prevent the fund
from receiving such
amounts. The highly
leveraged nature of many
such loans and other
direct indebtedness may
make such loans and other
direct indebtedness
especially vulnerable to
adverse changes in
economic or market
conditions.  Investments
in such loans and other
direct indebtedness may
involve additional risk
to the fund.
--------------------------- ----------------------------------------------

                                       12

--------------------------- ----------------------------------------------
          Risks                     How we strive to manage them
--------------------------- ----------------------------------------------
Liquidity risk is the       A less liquid secondary market may have an
possibility that            adverse effect on a Fund's ability to
securities cannot be        dispose of particular issues, when
readily sold, within        necessary, to meet a Fund's liquidity needs
seven days, at              or in response to a specific economic event,
approximately the price     such as the deterioration in the
that a fund values them.    creditworthiness of the issuer.  In striving
                            to manage this risk, we evaluate the size of
There is generally no       a bond issuance as a way to anticipate its
established retail          likely liquidity level.
secondary market for
high-yield securities.      Each Fund may invest only 15% of net assets
As a result, the            in illiquid securities.
secondary market for
high-yield securities is
more limited and less
liquid than other
secondary securities
markets.  The high-yield
secondary market is
particularly susceptible
to liquidity problems
when the institutions,
such as mutual funds and
certain financial
institutions, which
dominate it temporarily
stop buying bonds for
regulatory, financial or
other reasons.

Adverse publicity and
investor perceptions may
also disrupt the
secondary market for
high-yield securities.
--------------------------- ----------------------------------------------
Valuation risk: A less      Each Fund's privately-placed high-yield
liquid secondary market     securities are particularly susceptible to
as described above can      liquidity and valuation risks.  We will
make it more difficult to   strive to manage this risk by carefully
obtain precise valuations   evaluating individual bonds and by limiting
of the high-yield           the amount of the portfolio that can be
securities in its           allocated to privately-placed high-yield
portfolio.  During          securities.
periods of reduced
liquidity, judgment plays
a greater role in valuing
high-yield securities.
--------------------------- ----------------------------------------------
Redemption risk: If         Volatility in the high-yield market could
investors redeem more       increase redemption risk.  We strive to
shares of a fund than are   maintain a cash balance sufficient to meet
purchased for an extended   any redemptions.  We may also borrow money,
period of time, a fund      if necessary, to meet redemptions.
may be required to sell
securities without regard
to the investment merits
of such actions.  This
could decrease a fund's
asset base, potentially
resulting in a higher
expense ratio.
--------------------------- ----------------------------------------------
Legislative and             We monitor the status of regulatory and
regulatory risk: The U.S.   legislative proposals to evaluate any
Congress has from time to   possible effects they might have on each
time taken or considered    Fund's portfolio.
legislative actions that
could adversely affect
the high-yield bond
market.  For example,
Congressional legislation
has, with some
exceptions, generally
prohibited federally
insured savings and loan
institutions from
investing in high-yield
securities.  Regulatory
actions have also
affected the high-yield
market. Similar actions
in the future could
reduce liquidity for
high-yield issues, reduce
the number of new
high-yield securities
being issued and could
make it more difficult
for a fund to attain its
investment objective.
--------------------------- ----------------------------------------------
Portfolio turnover rates    Each Fund will normally experience an annual
reflect the amount of       portfolio turnover rate exceeding 100%.
securities that are
replaced from the
beginning of the year to
the end of the year by
the Fund.  The higher the
amount of portfolio
activity, the higher the
brokerage costs and other
transaction costs of the
Fund are likely to be.
The amount of portfolio
activity will also affect
the amount of taxes
payable by the Fund's
shareholders that are
subject to federal income
tax, as well as the
character (ordinary
income vs. capital gains)
of such tax obligations.
--------------------------- ----------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Funds'  policies  and  procedures  with  respect  to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

                                       13

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company (the Manager),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management Holdings,  Inc. The Manager makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative  services.
For its  services to each Fund,  the Manager was paid an  aggregate  fee, net of waivers, for the last fiscal year, as follows:

Investment management fees
--------------------------------------------- ------------- ----------------
                                                               Delaware
                                                Delaware      High-Yield
                                               Delchester    Opportunities
                                                  Fund           Fund
--------------------------------------------- ------------- ----------------
As a percentage of average daily net assets       0.55           0.49
--------------------------------------------- ------------- ----------------

A discussion of the basis for the Board of Trustees  approval of the  investment advisory  contract  of each Fund is  available  in the Funds'  annual  report to shareholders for the period ended July 31, 2006.

Portfolio manager
Timothy L. Rabe has  primary  responsibility  for making  day-to-day  investment decisions for each Fund.

Timothy L. Rabe, CFA
Senior Vice President, Head of High Yield Investments,  Senior Portfolio Manager
Mr. Rabe joined  Delaware  Investments(R)in  2000.  He is head of the High Yield team,  responsible for investing strategy for all high-yield  fixed-income funds and strategies at the firm. Prior to joining Delaware  Investments(R),  Mr. Rabe was a high yield  portfolio  manager for  Conseco  Capital  Management  for five years. Prior to that, he worked as a tax analyst for The Northern Trust Company.
Mr.  Rabe  received  a  bachelor's  degree in  finance  from the  University  of
Illinois.

The Funds' SAI provides  additional  information  about the portfolio  manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

Manager of managers structure
The Funds and the  Manager  have  received  an  exemptive  order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and terminate  sub-advisory agreements on behalf of the Funds without shareholder  approval (the "Manager of
Managers  Structure").  The  Manager  of  Managers  Structure  was  approved  by shareholders  at a meeting held on March 23, 2005 (or as  adjourned).  Under the
Manager of Managers Structure, the Manager has ultimate responsibility,  subject to oversight by the Funds' Board,  for  overseeing the Funds'  sub-advisors  and recommending  to the Board their hiring,  termination  or  replacement.  The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with respect to the Funds,  the Manager may, in the future, recommend  to the Funds'  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Funds' portfolio.

The Manager of Managers  Structure  enables  the Funds to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase  in the  overall  management  and  advisory  fees  payable by the Funds without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       14

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering, and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                                         Board of Trustees

Investment manager                                         The Funds                 Custodian
Delaware Management Company                                                          JPMorgan Chase Bank
2005 Market Street                                                                   4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                                          Brooklyn, NY 11245

                                 Distributor                                         Service agent
                                 Delaware Distributors, L.P.                         Delaware Service Company, Inc.
                                 2005 Market Street                                  2005 Market Street
                                 Philadelphia, PA 19103-7094                         Philadelphia, PA 19103-7094

                                 Financial intermediary wholesaler
                                 Lincoln Financial Distributors, Inc.
                                 2001 Market Street
                                 Philadelphia, PA 19103-7055

Portfolio managers
(see page 14 for details)
                                                         Financial Advisors
                                                            Shareholders

Board of Trustees   A mutual fund is governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment  manager and distributor.  However,  the Funds rely on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require  their  Board  of  Trustees  to  be  comprised  of a  majority  of  such independent Trustees.  These independent Trustees, in particular,  are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor   Most mutual  funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National  Association of Securities Dealers,  Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent   Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       15

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class:

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 4.50% that you pay when you buy the shares.

o    If you  invest  $100,000  or more,  your  front-end  sales  charge  will be reduced.

o    You may qualify for other  reductions in sales charges,  and, under certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" on page 20.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B, Class C and Class R shares.  See "Dealer  compensation" on page 19 for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount  invested  will vary  depending on the  then-current  net asset value
(NAV), the percentage of sales charge and rounding.

---------------------------------------- ----------------- -------------------
                                                              Sales charge
                                         Sales charge as        as % of
                                          % of offering        net amount
Amount of purchase                            price             invested
---------------------------------------- ----------------- -------------------
Less than $100,000                            4.50%              4.71%
---------------------------------------- ----------------- -------------------
$100,000 but under $250,000                   3.50%              3.63%
---------------------------------------- ----------------- -------------------
$250,000 but under $500,000                   2.50%              2.56%
---------------------------------------- ----------------- -------------------
$500,000 but under $1 million                 2.00%              2.04%
--------------------------------------- ------------------ -------------------
$1 million or more                        None (Limited       None (Limited
                                         CSDC may apply)*    CSDC may apply)*
--------------------------------------- ------------------ -------------------

*There is no  front-end  sales  charge  when you  purchase $1 million or more of
Class A shares. However, if the Funds' Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem  these  shares  within the first year and 0.50% if you redeem them within the second  year,  unless a specific  waiver of the charge  applies.  The
Limited CDSC will be paid to the  distributor  and will be assessed on an amount equal  to the  lesser  of:  (1) the NAV at the time  the  Class A  shares  being redeemed  were  purchased,  or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A shares  even if those  shares  are later exchanged  for the shares of another  Delaware  Investments(R)  Fund and, in the event of an exchange  of Class A shares,  the "NAV of such shares at the time of redemption"  will  be the  NAV of  the  shares  acquired  in  the  exchange.  In determining  whether a Limited  CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the  longest  period of time.  See  "Dealer  compensation"  below for a description of the dealer commission that is paid.

                                       16

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.00%  during the second year,  2.25%
     during the third year,  1.50% during the fourth and fifth years,  1% during the sixth year, and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges - Class B and Class C" on page 18.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see "Waivers of Contingent  Deferred Sales Charges" on page
     22 for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  to  Class  A  shares  with a  12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" on page 18.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see "Waivers of Contingent  Deferred Sales Charges" on page
     22 for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net  assets,  of which  0.25% are  service  fees paid to the distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

                                       17

About your account (continued)

CLASS R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in a Fund.  Class R  shares  are not  subject  to a contingent deferred sales charge.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares  do not  automatically  convert  to another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457 and  non-custodial  403(b)  plans,  as well as  other non-qualified  deferred compensation plans) with assets (at the time shares are  considered  for  purchase)  of $10 million or less;  and,  (ii) to IRA rollovers  from plans  maintained on the Delaware  Investments(R)retirement recordkeeping  system or BISYS's retirement  recordkeeping  system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any account  holding  Class A shares as of June 1, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries where such program requires the purchase of a specific class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed  on an amount  equal to the  lesser  of the NAV at the time the  shares being  redeemed  were  purchased  or the  NAV of  those  shares  at the  time of redemption.  No contingent deferred sales charge will be imposed on increases in
NAV above the initial  purchase  price,  nor will a  contingent  deferred  sales charge be assessed on redemptions of shares  acquired  through  reinvestment  of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase"  will be the NAV at purchase of Class B shares or Class
C shares of the Fund,  even if those  shares are later  exchanged  for shares of another Delaware Investments(R) Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

                                       18

Dealer compensation
The  financial  advisor  that sells you shares of the Funds may be  eligible  to receive the following  amounts as compensation for your investment in the Funds.
These amounts are paid by the  distributor  to the  securities  dealer with whom your financial advisor is associated.

------------------------------- ------------ ----------- ----------- -----------
                                Class A(1)   Class B(2)  Class C(3)  Class R(4)
------------------------------- ------------ ----------- ----------- -----------
Commission (%)                  -            4.00%       1.00%       -
------------------------------- ------------ ----------- ----------- -----------
Investment less than $100,000   4.00%        -           -           -
------------------------------- ------------ ----------- ----------- -----------
$100,000 - but less than        3.00%        -           -           -
$250,000
------------------------------- ------------ ----------- ----------- -----------
$250,000 - but less than        2.00%        -           -           -
$500,000
------------------------------- ------------ ----------- ----------- -----------
$500,000 - but less than        1.60%        -           -           -
$1,000,000
------------------------------- ------------ ----------- ----------- -----------
$1,000,000 - but less than      1.00%        -           -           -
$5,000,000
------------------------------- ------------ ----------- ----------- -----------
$5,000,000 - but less than      0.50%        -           -           -
$25,000,000
------------------------------- ------------ ----------- ----------- -----------
$25,000,000 or more             0.25%        -           -           -
------------------------------- ------------ ----------- ----------- -----------
12b-1 Fee to Dealer             0.30%        0.25%       1.00%       0.60%
------------------------------- ------------ ----------- ----------- -----------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares, although under the plan adopted by the Board of  Trustees  that  went into  effect on June 1, 1992 a lesser amount may be paid for Delaware Delchester Fund.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an
     up-front   commission  of  4.00%.   After  eight  years,   Class  B  shares
     automatically  convert into Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this amount to 0.50% through  November 30, 2007.  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase, although this rate is currently 0.50%.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Funds) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of fund shares and/or shareholder  servicing,  including providing the
Funds with "shelf space" or a higher  profile with the Financial  Intermediary's consultants, sales persons and customers (distribution assistance). The level of payments  made to a  qualifying  Financial  Intermediary  in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Funds' shares.

For more information, please see the Funds' SAI.

                                       19

About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges.  Such  information  may  include  your  Delaware  Investments(R)  Funds holdings in any other account,  including retirement accounts held indirectly or through an  intermediary  and the names of qualifying  family  members and their holdings. Class R shares have no sales charge. We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced sales charge.

----------- ---------------------------- ------------ ----------------------------
                                                        Share class
Program         How it works                 A           B           C
----------- ---------------------------- ------------ ----------------------------
Letter      Through a Letter of              X        Although the Letter of
of          Intent you agree to                       Intent and Rights of
Intent      invest a certain amount                   Accumulation do not apply
            in Delaware Investments(R)                to the purchase of Class B
            Funds (except money                       and Class C shares, you
            market funds with no                      can combine your purchase
            sales charge) over a                      of Class A shares with
            13-month period to                        your purchase of Class B
            qualify for reduced                       and Class C shares to
            front-end sales charges.                  fulfill your Letter of
                                                      Intent or qualify for
                                                      Rights of Accumulation.
----------- ---------------------------- ------------
Rights      You can combine your             X
of          holdings or purchases of
Accumu-     all Delaware
lation      Investments(R) Funds
            (except money market
            funds with no sales
            charge) as well as the
            holdings and purchases
            of your spouse and
            children under 21 to
            qualify for reduced
            front-end sales charges.
----------- ---------------------------- ------------ -------------- -------------
Reinvest-   Up to 12 months after        For          For Class        Not
ment of     you redeem shares, you       Class A,     B, your          available.
Redeemed    can reinvest the             you will     account
Shares      proceeds without paying      not have     will be
            a sales charge as noted      to pay       credited
            to the right.                an           with the
                                         additional   contingent
                                         front-end    deferred
                                         sales        sales
                                         charge.      charge you
                                                      previously
                                                      paid on
                                                      the amount
                                                      you are
                                                      reinvesting.
                                                      Your
                                                      schedule
                                                      for
                                                      contingent
                                                      deferred
                                                      sales
                                                      charges
                                                      and
                                                      conversion
                                                      to Class A
                                                      will not
                                                      start over
                                                      again; it
                                                      will pick
                                                      up from
                                                      the point
                                                      at which
                                                      you
                                                      redeemed
                                                      your
                                                      shares.
----------- ---------------------------- ------------ ----------------------------
SIMPLE      These investment plans           X        There is no reduction in
IRA,        may qualify for reduced                   sales charges for Class B
SEP/IRA,    sales charges by                          or Class C shares for
SAR/SEP,    combining the purchases                   group purchases by
Profit      of all members of the                     retirement plans.
Sharing,    group. Members of these
Pension,    groups may also qualify
401(k),     to purchase shares
SIMPLE      without a front-end
401(k),     sales charge and may
403(b)(7),  qualify for a waiver of
and 457     any contingent deferred
Retirement  sales charges on Class A
Plans       shares.
----------- ---------------------------- ------------ ----------------------------

                                       20

Buying Class A shares at Net Asset Value
Class  A  shares  of a  Fund  may  be  purchased  at  NAV  under  the  following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R) Fund,  the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R) Funds;   and  (iii)   registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at NAV.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware  Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at NAV.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R) Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers  if they are not  eligible to purchase  shares of a Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV Agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       21

About your account (continued)

Waivers of Contingent Deferred Sales Charges

------------------------------------- --------------------------------------
                                                   Share Class
------------------------------------- ------------ ------------ ------------
         Category                         A*            B            C
------------------------------------- ------------ ------------ ------------
Redemptions in accordance with a           X            X            X
Systematic Withdrawal Plan,
provided the annual amount selected
to be withdrawn under the Plan does
not exceed 12% of the value of the
account on the date that the
Systematic Withdrawal Plan was
established or modified.
------------------------------------- ------------ ------------ ------------
Redemptions that result from the           X            X            X
Portfolio's right to liquidate a
shareholder's account if the
aggregate NAV of the shares held in
the account is less than the
then-effective minimum account size.
------------------------------------- ------------ ------------ ------------
Distributions to participants or           X           Not          Not
beneficiaries from a retirement                    available.   available.
plan qualified under Section 401(a)
of the Internal Revenue Code of
1986, as amended (the Code).
------------------------------------- ------------ ------------ ------------
Redemptions pursuant to the                X           Not          Not
direction of a participant or                      available.   available.
beneficiary of a retirement plan
qualified under Section 401(a) of
the Code with respect to that
retirement plan.
------------------------------------- ------------ ------------ ------------
Periodic distributions from an             X            X            X
individual retirement account
(i.e., IRA, ROTH IRA, Coverdell
IRA, SIMPLE IRA, SAR/SEP or
SEP/IRA) or a qualified plan**
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k)
Defined Contribution Plan) not
subject to a penalty under Section
72(t)(2)(A) of the Code or a
hardship or unforeseen emergency
provision in the qualified plan as
described in Treas. Reg.ss.
1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.
------------------------------------- ------------ ------------ ------------
Returns of Excess Contributions due        X            X            X
to any regulatory limit from an
individual retirement account
(i.e., IRA, ROTH IRA, Coverdell
IRA, SIMPLE IRA, SAR/SEP or
SEP/IRA) or a qualified plan
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k)
Defined Contribution Plan).
------------------------------------- ------------ ------------ ------------
Distributions by other employee            X           Not          Not
benefit plans to pay benefits.                     available.   available.
------------------------------------- ------------ ------------ ------------
Systematic withdrawals from a              X            X            X
retirement account or qualified
plan that are not subject to a
penalty pursuant to Section
72(t)(2)(A) of the Code or a
hardship or unforeseen emergency
provision in the qualified plan**
as described in Treas. Reg.ss.
1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.  The
systematic withdrawal may be
pursuant to Delaware Investments(R)
Funds' Systematic Withdrawal Plan
or a systematic withdrawal
permitted by the Code.
------------------------------------- ------------ ------------ ------------
Distributions from an account of a         X            X            X
redemption resulting from the death
or disability (as defined in
Section 72(t)(2)(A) of the Code) of
a registered owner or a registered
owner or a registered joint owner
occurring after the purchase of the
shares being redeemed.  In the case
of accounts established under the
Uniform Gifts to Minors Act or
Uniform Transfers to Minors Act or
trust accounts, the waiver applies
upon the death of all beneficial
owners.
------------------------------------- ------------ ------------ ------------
Redemptions by certain legacy              X           Not           X
retirement assets that meet the                    available.
requirements set forth in the SAI.
------------------------------------- ------------ ------------ ------------

                                       22

------------------------------------- --------------------------------------
                                                   Share Class
------------------------------------- ------------ ------------ ------------
         Category                         A*            B            C
------------------------------------- ------------ ------------ ------------
Redemptions by the classes of              X           Not          Not
shareholders who are permitted to                  available.   available.
purchase shares at NAV, regardless
of the size of the purchase.  See
"Buying Class A shares at Net Asset
Value" on page 21.
------------------------------------- ------------ ------------ ------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R)Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the SAI.

                                       23

About your account (continued)

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  investments  by  overnight  courier  service.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds  for shares of other  Delaware  Investments(R) Funds.  Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25, if you are buying shares in an IRA or Roth IRA,  under the  Uniform  Gifts to Minors Act or the  Uniform  Transfers  to Minors  Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education  Savings Account  (formerly an "Education  IRA") is $500. The minimums vary for  retirement  plans other than IRAs,  Roth IRAs or  Coverdell  Education
Savings Accounts.

                                       24

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a
Fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class of each  Fund at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of each Fund is calculated by  subtracting  the  liabilities of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Funds use fair value  pricing,  they may take into  account any factors
they  deem   appropriate.   The  Funds  may  determine  fair  value  based  upon
developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S.  sector or broader market  indices.  The price of  securities  used by the Fund to calculate  their respective  NAV may  differ  from  quoted  or  published  prices  for  the  same securities.  Fair value  pricing  may  involve  subjective  judgments  and it is possible that the fair value  determined for a security is materially  different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Funds may use fair value pricing more  frequently  for securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Funds value their  securities at 4:00 p.m. Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account  for this,  the Funds may  frequently  value  many  foreign securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Funds' Board has delegated responsibility for valuing  the Funds'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures approved by the Board.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Funds may be suitable for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares in these  Funds can play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R) Fund as another member of your  household,  we send one copy of the  Fund's  prospectus  and annual and semiannual  reports to that address unless you opt otherwise.  This will help us reduce the  printing  and mailing  expenses  associated  with the Fund.  We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       25

About your account (continued)

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  redemptions by overnight  courier  service.  All owners of the account must sign the request, and for redemptions of more than $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       26

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the  price you paid for the  original  shares  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance falls below each Fund's  required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act
and  Uniform  Transfers  to Minors  Act  accounts  or  accounts  with  automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time,  you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  your Fund may redeem your account after 60 days' written notice to you.

                                       27

About your account (continued)

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements,  shareholder  reports, and other fund materials online, in a secure environment at any time, from anywhere.

Online Account Access
Account access is a password  protected  area of the Delaware  Investments(R)Web site that gives you access to your account information and allows you to perform transactions in a secure environment.

Wealth Builder Option
With the Wealth Builder  Option(R)you can arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in your  account  or the same  share  class in  another  fund in the
Delaware  Investments(R) Fund. The shares that you purchase through the Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R)  Fund without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the
Manager's  judgment,  the  Funds  would  be  unable  to  invest  effectively  in accordance  with their  investment  objective  and  policies or would  otherwise potentially be adversely affected.

                                       28

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone  request.  This service is not available for retirement plans,  except for purchases into IRAs.  MoneyLine has a minimum  transfer of $25 and a maximum transfer  of  $50,000.  Delaware  Investments(R)does  not  charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments(R)does  not charge a fee for this  service;  however,  your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and the  contingent  deferred  sales charge for Class B and C shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Funds discourage  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Funds'  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund to be a market  timer and may  consider  anyone who has  followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive  rapid short-term
"roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within
20 business days of a purchase of that fund's shares.  If you make a second such short-term  roundtrip in a fund within the same  calendar  quarter as a previous short-term  roundtrip in that fund,  you may be  considered a market  timer.  In determining  whether  market  timing  has  occurred,  the  Funds  will  consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Funds reserve the right to consider  other trading patterns to market timing.

Your  ability to use the  Funds'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Funds reserve the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next  Business  Day  following receipt by a Fund.

                                       29

About your account (continued)

Frequent trading of Fund shares (continued)

Redemptions  will continue to be permitted in accordance with the Funds' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

Each Fund  reserves the right to modify this policy at any time without  notice, including  modifications to a Fund's monitoring procedures and the procedures to close  accounts to new  purchases.  Although the  implementation  of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's  shareholders.  While we will take actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Funds' shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts,  may disrupt efficient portfolio  management.  In particular,  a
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges of a Fund's shares may also force a Fund to sell portfolio  securities at inopportune times to raise cash to accommodate  short-term  trading activity.
This could adversely affect a Fund's  performance if, for example, a Fund incurs increased  brokerage  costs and  realization  of taxable  capital  gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
Each  Fund,  through  its  transfer  agent,  maintains  surveillance  procedures designed  to  detect  excessive  or  short-term  trading  in Fund  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in fund shares for violations of the Funds' market timing policy or other  patterns  of  short-term  or  excessive  trading.  For  purposes of these transaction  monitoring  procedures,  the Funds may consider trading activity by multiple accounts under common ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

                                       30

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly among certain broker/ dealers, and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds  will  attempt  to apply  their  monitoring  procedures  to these  omnibus accounts and to the individual  participants  in such accounts.  In an effort to discourage  market timers in such accounts,  the Funds may consider  enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Funds and their agents to detect  market timing in Fund shares,  there is no  guarantee  that the Funds will be able to identify these shareholders or curtail their trading practices. In particular,  the Funds may not be able to detect market timing  attributable  to a particular  investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes

Dividends and Distributions.  Each Fund has elected to be treated as a regulated investment  company under Subchapter M of the Code. As such, each Fund generally pays no federal  income tax on the income and gains it  distributes to you. Each
Fund expects to declare dividends daily and distribute all of its net investment income,  if any,  to  shareholders  as  dividends  monthly.  Each  Fund may also distribute  net  capital  gains,  if  any,  twice  a  year.  The  amount  of any distribution  will  vary,  and there is no  guarantee  a Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, a Fund will send you a corrected Form
1099-DIV to reflect reclassified information.

Avoid  "Buying a Dividend."  If you invest in a Fund  shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide a Fund with your  proper  taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Funds also must withhold if the IRS instructs  them to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Fund.

                                       31

About your account (continued)

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, including those offered by the Delaware  Investments(R) Funds, as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the Code.  From time to time,  the  Funds may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Funds  may be  required  to sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

                                       32

Financial highlights

The Financial  highlights tables are intended to help you understand each Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young,
LLP, whose report, along with each Fund's financial statements,  are included in the Funds'  annual  reports,  which are  available  upon  request by calling 800
523-1918.  Financial  highlights  for Delaware  Delchester  Fund Class R are not shown because the class has not commenced operations.

Delaware Delchester Fund
                                                                               Class A
                                                                            Year ended
                                                                                  7/31
                                       2006       2005       2004       2003      2002

Net asset value, beginning of
period                               $3.320     $3.180     $3.000     $2.580    $3.110

Income (loss) from investment
operations:
Net investment income(1)              0.258      0.243      0.258      0.303     0.317
Net realized and unrealized
  gain (loss) on investments        (0.054)      0.155      0.186      0.399   (0.543)
                                    -------    -------    -------    --------  -------
Total from investment
  operations                          0.204      0.398      0.444      0.702   (0.226)
                                    -------    -------    -------    --------  -------

Less dividends and
  distributions from:
Net investment income               (0.254)    (0.258)    (0.264)    (0.282)   (0.304)
                                    -------    -------    -------    --------  -------
Total dividends and
  distributions                     (0.254)    (0.258)    (0.264)    (0.282)   (0.304)
                                    -------    -------    -------    --------  -------

Net asset value, end of period       $3.270     $3.320     $3.180     $3.000    $2.580
                                    =======    =======    =======    =======   =======

Total return(2)                       6.42%     12.84%     15.22%     28.67%   (7.94%)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                         $225,352   $269,002   $263,960   $253,966  $188,736
Ratio of expenses to average
  net assets                          1.20%      1.25%      1.34%      1.47%     1.32%
Ratio of expenses to average
  net assets prior  to expense
  limitation and expenses paid
  indirectly                          1.30%      1.27%      1.34%      1.47%     1.32%
Ratio of net investment income
  to average net assets               7.84%      7.36%      8.19%     10.93%    10.76%
Ratio of net investment income
  to average net assets prior
  to expense limitation and
  expenses paid indirectly            7.74%      7.34%      8.19%     10.93%    10.76%
Portfolio turnover                     138%       254%       674%       788%      441%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information for the years ended July 31, 2003 and 2002.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  for  the  period  and  assumes   reinvestment   of   dividends   and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect. 3 Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss  on  investments  occurs  when we sell  an  investment  at a loss.  When an investment  increases  or decreases in value but we do not sell it, we record an unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from net investment income."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.  Total return This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this  figure for the  financial  highlights  table,  we include  applicable  fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

                                       34

                                                                               Class B
                                                                            Year ended
                                                                                  7/31
                                        2006      2005       2004       2003      2002

Net asset value, beginning of
period                                $3.330    $3.180     $3.010     $2.590    $3.120

Income (loss) from investment
operations:
Net investment income(1)               0.234     0.219      0.236      0.283     0.295
Net realized and unrealized
  gain (loss) on investments         (0.064)     0.165      0.176      0.399   (0.543)
                                    -------    -------    -------    --------  -------
Total from investment
  operations                           0.170     0.384      0.412      0.682   (0.248)
                                    -------    -------    -------    --------  -------

Less dividends and
  distributions from:
Net investment income                (0.230)   (0.234)    (0.242)    (0.262)   (0.282)
                                    -------    -------    -------    --------  -------
Total dividends and
  distributions                      (0.230)   (0.234)    (0.242)    (0.262)   (0.282)
                                    -------    -------    -------    --------  -------

Net asset value, end of period       $3.270     $3.330     $3.180     $3.010    $2.590
                                    =======    =======    =======    =======   =======

Total return(2)                        5.34%    12.37%     14.02%     27.68%   (8.28%)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $28,314   $45,973    $62,243    $82,345   $79,507
Ratio of expenses to average
  net assets                           1.91%     1.97%      2.06%      2.19%     2.04%
Ratio of expenses to average
  net assets prior  to expense
  limitation and expenses paid
  indirectly                           2.01%     1.99%      2.06%      2.19%     2.04%
Ratio of net investment income
  to average net assets                7.13%     6.64%      7.48%     10.21%    10.04%
Ratio of net investment income
  to average net assets prior
  to expense limitation and
  expenses paid indirectly             7.03%     6.62%      7.48%     10.21%    10.04%
Portfolio turnover                      138%      254%       674%       788%      441%

                                                                               Class C
                                                                        Year    Period
                                                                       ended  6/2/03(3)
                                                                        7/31   through
                                       2006       2005       2004       2003   7/31/03

Net asset value, beginning of
period                               $3.330     $3.180     $3.010     $2.590    $3.120

Income (loss) from investment
operations:
Net investment income(1)              0.234      0.219      0.235      0.283     0.295
Net realized and unrealized
  gain (loss) on investments        (0.054)      0.165      0.176      0.399   (0.543)
                                    -------    -------    -------    --------  -------
Total from investment
  operations                          0.180      0.384      0.411      0.682   (0.248)
                                    -------    -------    -------    --------  -------

Less dividends and
  distributions from:
Net investment income               (0.230)    (0.234)    (0.241)    (0.262)   (0.282)
                                    -------    -------    -------    --------  -------
Total dividends and
  distributions                     (0.230)    (0.234)    (0.241)    (0.262)   (0.282)
                                    -------    -------    -------    --------  -------

Net asset value, end of period       $3.280     $3.330     $3.180     $3.010    $2.590
                                    =======    =======    =======    =======   =======

Total return(2)                       5.65%     12.35%     14.00%     27.68%   (8.28%)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                          $12,706    $16,271    $15,337    $16,965   $11,176
Ratio of expenses to average
  net assets                          1.91%      1.97%      2.06%      2.19%     2.04%
Ratio of expenses to average
  net assets prior  to expense
  limitation and expenses paid
  indirectly                          2.01%      1.99%      2.06%      2.19%     2.04%
Ratio of net investment income
  to average net assets               7.13%      6.64%      7.48%     10.21%    10.04%
Ratio of net investment income
  to average net assets prior
  to expense limitation and
  expenses paid indirectly            7.03%      6.62%      7.48%     10.21%    10.04%
Portfolio turnover                     138%       254%       674%       788%      441%

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       35

Financial highlights (continued)

Delaware High-Yield Opportunities Fund

                                                                               Class A
                                                                            Year ended
                                                                                  7/31
                                       2006       2005       2004       2003      2002

Net asset value, beginning of
  period                             $4.360     $4.210     $3.970     $3.420    $3.950

Income (loss) from investment
  operations:
Net investment income(1)              0.319      0.292      0.335      0.377     0.344
Net realized and unrealized
  gain (loss) on investments        (0.090)      0.184      0.243      0.532   (0.488)
                                    -------    -------    -------    --------  -------
Total from investment
   operations                         0.229      0.476      0.578      0.909   (0.144)
                                    -------    -------    -------    --------  -------

Less dividends and
  distributions from:
Net investment income               (0.329)    (0.326)    (0.338)    (0.359)   (0.386)
                                    -------    -------    -------    --------  -------
Total dividends and
  distributions                     (0.329)    (0.326)    (0.338)    (0.359)   (0.386)
                                    -------    -------    -------    --------  -------

Net asset value, end of period       $4.260     $4.360     $4.210     $3.970    $3.420
                                    =======    =======    =======    =======   =======

Total return(2)                       5.49%     11.61%     14.97%     28.02%   (3.87%)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                          $63,405    $82,988    $44,428    $29,385   $14,767
Ratio of expenses to average
  net assets                          1.13%      1.16%      1.13%      1.13%     1.13%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                          1.29%      1.28%      1.38%      1.56%     1.44%

Ratio of net investment income
  to average net assets               7.42%      6.68%      8.05%     10.36%     9.05%
Ratio of net investment income
  to average net assets prior
  to expense limitation  and
  expenses paid indirectly            7.26%      6.56%      7.80%      9.93%     8.74%
Portfolio turnover                     151%       229%       644%       832%      609%

                                       36

                                                                               Class B
                                                                            Year ended
                                                                                  7/31
                                       2006       2005       2004       2003      2002

Net asset value, beginning of
  period                             $4.360     $4.210     $3.970     $3.420    $3.960

Income (loss) from investment
  operations:
Net investment income(1)              0.289      0.262      0.305      0.352     0.317
Net realized and unrealized
  gain (loss) on investments        (0.090)      0.184      0.244      0.532   (0.498)
                                    -------    -------    -------    --------  -------
Total from investment
   operations                         0.199      0.446      0.549      0.884   (0.181)
                                    -------    -------    -------    --------  -------

Less dividends and
  distributions from:
Net investment income               (0.299)    (0.296)    (0.309)    (0.334)   (0.359)
                                    -------    -------    -------    --------  -------
Total dividends and
  distributions                     (0.299)    (0.296)    (0.309)    (0.334)   (0.359)
                                    -------    -------    -------    --------  -------

Net asset value, end of period       $4.260     $4.360    $4.210     $3.970     $3.420
                                    =======    =======    =======    =======   =======

Total return(2)                       4.75%     10.85%    14.19%     27.14%   (4.80%)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                          $13,597    $16,661   $15,015    $15,464     $9,435
Ratio of expenses to average
  net assets                          1.83%      1.86%     1.83%      1.83%      1.83%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                          1.99%      1.98%     2.08%      2.26%      2.14%

Ratio of net investment income
  to average net assets               6.72%      5.98%     7.35%      9.66%      8.35%
Ratio of net investment income
  to average net assets prior
  to expense limitation  and
  expenses paid indirectly            6.56%      5.86%     7.10%      9.23%      8.04%
Portfolio turnover                     151%       229%      644%       832%       609%

                                                                               Class C
                                                                            Year ended
                                                                                  7/31
                                       2006      2005        2004       2003      2002

Net asset value, beginning of
  period                             $4.360     $4.210     $3.970     $3.420    $3.960

Income (loss) from investment
  operations:
Net investment income(1)              0.289      0.262      0.305      0.352     0.317
Net realized and unrealized
  gain (loss) on investments        (0.090)      0.184      0.243      0.532   (0.498)
                                    -------    -------    -------    --------  -------
Total from investment
   operations                         0.199      0.446      0.548      0.884   (0.181)
                                    -------    -------    -------    --------  -------

Less dividends and
  distributions from:
Net investment income               (0.299)    (0.296)    (0.308)    (0.334)   (0.359)
                                    -------    -------    -------    --------  -------
Total dividends and
  distributions                     (0.299)    (0.296)    (0.308)    (0.334)   (0.359)
                                    -------    -------    -------    --------  -------

Net asset value, end of period       $4.260    $4.360      $4.210     $3.970    $3.420
                                    =======    =======    =======    =======   =======

Total return(2)                       4.75%     10.84%     14.16%     27.13%   (4.80%)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                          $16,285    $17,474     $8,824     $5,916    $2,905
Ratio of expenses to average
  net assets                          1.83%      1.86%      1.83%      1.83%     1.83%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                          1.99%      1.98%      2.08%      2.26%     2.14%

Ratio of net investment income
  to average net assets               6.72%      5.98%      7.35%      9.66%     8.35%
Ratio of net investment income
  to average net assets prior
  to expense limitation  and
  expenses paid indirectly            6.56%      5.86%      7.10%      9.23%     8.04%
Portfolio turnover                     151%       229%       644%       832%      609%

                                                                     Class R
                                                                  Year ended
                                                                        7/31
                                       2006       2005       2004       2003

Net asset value, beginning of
  period                             $4.370     $4.210     $3.970     $3.960
Income (loss) from investment
  operations:
Net investment income(1)              0.310      0.279      0.322      0.050
Net realized and unrealized
  gain (loss) on investments        (0.090)      0.194      0.242      0.010
                                    -------    -------    -------    --------
Total from investment
   operations                         0.220      0.473      0.564      0.060
                                    -------    -------    -------    --------

Less dividends and
  distributions from:
Net investment income               (0.320)    (0.313)    (0.324)    (0.050)
                                    -------    -------    -------    --------
Total dividends and
  distributions                     (0.320)    (0.313)    (0.324)    (0.050)
                                    -------    -------    -------    --------

Net asset value, end of period       $4.270     $4.370     $4.210     $3.970
                                    =======    =======    =======    =======
Total return(2)                       5.27%     11.52%     14.55%      1.49%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $3,704     $2,030        $16         $-
Ratio of expenses to average
  net assets                          1.33%      1.46%      1.43%      1.43%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                          1.59%      1.58%      1.68%      2.25%

Ratio of net investment income
  to average net assets               7.22%      6.38%      7.75%      9.57%
Ratio of net investment income
  to average net assets prior
  to expense limitation  and
  expenses paid indirectly            6.96%      6.26%      7.50%      8.75%
Portfolio turnover
                                       151%       229%       644%       832%

                                       37

Glossary
How to use this glossary
This glossary includes definitions of investment terms which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bear Stearns High-Yield Index
The Bear Stearns High-Yield Index includes fixed-income,  non-convertible,  U.S.
dollar  denominated  securities rated BB+ or lower by Standard and Poor's Rating
Group and Ba1 or lower by Moody's  Investors  Service,  with an outstanding  par value of not less than  $100  million  and more than one year to their  maturity date.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
"Fixed-income securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also "Nationally recognized statistical rating organization."

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Citigroup  High-Yield Cash Pay Index (formerly the Salomon Smith Barney Cash Pay
High-Yield Index)
The Citigroup  High-Yield Cash Pay Index includes a mix of non-investment  grade corporate  bonds that pay cash interest,  it excludes both corporate  bonds that pay deferred interest and bankrupt bonds.

Commission
The fee an investor pays to a financial  advisor for investment  advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See "Bond."

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

                                       38

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See "Bond."

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries, as well as agency-backed securities such as Fannie Mae.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's (S&P), and Fitch, Inc. (Fitch).

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

                                       39

Glossary (continued)

Sales charge
Charge on the  purchase or  redemption  of fund shares  sold  through  financial advisors.  May vary  with the  amount  invested.  Typically  used to  compensate advisors for advice and service provided.

Salomon Smith Barney Cash Pay High-Yield Index
The  Salomon  Smith  Barney  Cash  Pay  High-Yield   Index  includes  a  mix  of
non-investment  grade corporate  bonds that pay cash interest;  it excludes both corporate bonds that pay deferred-interest and bankrupt bonds.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The  document  serving as "Part B" of a fund's  prospectus  that  provides  more detailed  information about the fund's organization,  investments,  policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Treasury bills
Securities issued by the U.S. Treasury with maturities of one year or less.

Treasury bonds
Securities issued by the U.S. Treasury with maturities of 10 years or longer.

Treasury notes
Securities issued by the U.S. Treasury with maturities of one to 10 years.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       40

Additional information

Additional  information about the Funds'  investments is available in the Funds'
annual  and  semiannual  reports  to  shareholders.  In the  Funds'  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Funds' performance during the period covered  by the  report.  You can find more  information  about the Funds in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing in these  Funds,  you can write to us at 2005 Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Funds'
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Funds' internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information  about the Funds,  including their SAI, can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       41

Delaware Investments (R)
A member of the Lincoln Financial Group

Contact information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern Time:

o    For fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R)service.

------------------------------------------ ----------------- ------------
DELAWARE FUND SYMBOLS                      CUSIP             NASDAQ
------------------------------------------ ----------------- ------------
Delaware Delchester Fund
------------------------------------------ ----------------- ------------
Class A                                    245908207         DETWX
------------------------------------------ ----------------- ------------
Class B                                    245908405         DHYBX
------------------------------------------ ----------------- ------------
Class C                                    245908504         DELCX
------------------------------------------ ----------------- ------------
Delaware High-Yield Opportunities Fund
------------------------------------------ ----------------- ------------
Class A                                    245908876         DHOAX
------------------------------------------ ----------------- ------------
Class B                                    245908868         DHOBX
------------------------------------------ ----------------- ------------
Class C                                    245908850         DHOCX
------------------------------------------ ----------------- ------------
Class R                                    245908736         DHIRX
------------------------------------------ ----------------- ------------

Investment Company Act file number: 811-02071

PR-024[7/06] CGI 11/06                                      MF-06-10-391 PO11342

                                                        Delaware Investments (R)
                                         A member of the Lincoln Financial Group

FIXED INCOME

Prospectus        NOVEMBER 28, 2006

                   DELAWARE DELCHESTER FUND
                   INSTITUTIONAL CLASS
                   DELAWARE HIGH-YIELD OPPORTUNITIES FUND
                   INSTITUTIONAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profiles                                                            page  2
Delaware Delchester Fund                                                       2
Delaware High-Yield Opportunities Fund                                         4

How we manage the Funds                                                  page  7
Our investment strategies                                                      7
The securities we typically invest in                                          8
The risks of investing in the Funds                                           11
Disclosure of portfolio holdings information                                  15

Who manages the Funds                                                    page 16
Investment manager                                                            16
Portfolio manager                                                             16
Who's who?                                                                    17

About your account                                                       page 18
Investing in the Funds                                                        18
Payments to intermediaries                                                    18
How to buy shares                                                             19
Fair valuation                                                                20
Document delivery                                                             20
How to redeem shares                                                          20
Account minimum                                                               21
Exchanges                                                                     21
Frequent trading of Fund shares                                               21
Dividends, distributions and taxes                                            23
Certain management considerations                                             24

Financial highlights                                                     page 25

Glossary                                                                 page 28

Additional information                                                   page 31

                                       1

Profile:  Delaware Delchester Fund

What is the Fund's goal?
Delaware Delchester Fund seeks total return and, as a secondary objective,  high current  income.  Although  the Fund will  strive to meet its goal,  there is no assurance that it will.

What are the Fund's main investment strategies?
We  invest  primarily  in  high-yielding  corporate  bonds  rated BB or lower by
Standard  and  Poor's  (S&P)  or  similarly  rated  by  another   nationally
recognized  statistical  rating  organization  (NRSRO) such as Moody's Investors
Service,  Inc.  (Moody's) or Fitch,  Inc.  (Fitch).  These are commonly known as high-yield  bonds or junk bonds and involve greater risks than investment  grade bonds.  We may also invest in unrated bonds if we judge them to be of comparable quality.  Unrated bonds may be more  speculative in nature than rated bonds.  We will select bonds primarily based on the income  potential they offer and on our evaluation  of the bond  issuers'  ability to make  interest  payments and repay principal.

We may also  invest in equity  securities,  foreign  government  securities  and corporate  bonds of foreign  issuers.  Though not  expected to be a  significant component of our  strategy  under  normal  circumstances,  we may also invest in investment grade corporate bonds,  U.S.  government  securities and high quality commercial paper.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in bond  prices,  which can be caused by an adverse  change in interest rates,  adverse economic conditions or poor performance from specific industries or bond  issuers.  High-yield  bonds are rated  below  investment  grade and are subject  to  greater  risk that the issuer  will be unable to make  payments  on interest and principal, particularly under adverse economic conditions. Bonds of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 11.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors seeking a fixed-income  investment that offers potential for very high current income.
o    Investors with long-term financial goals.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has the Delaware Delchester Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past ten calendar  years,  as well as the average annual returns of the Institutional Class shares for one-year,  five-year and ten-year periods.
The Fund's past  performance  (before  and after  taxes) is not  necessarily  an indication  of how it will perform in the future.  The returns  reflect  expense caps in effect  during  certain of these  periods.  The  returns  would be lower without the expense  caps.  Please see the  footnotes  on page 6 for  additional information about expense caps.

[GRAPHIC  OMITTED:  BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]  [INSTITUTIONAL
CLASS]

Year-by-year total return (Institutional Class)

------- -------- ------- -------- --------- -------- ------- -------- ------- -------
1996    1997     1998    1999     2000      2001     2002    2003     2004    2005
------- -------- ------- -------- --------- -------- ------- -------- ------- -------
12.61%  14.19%   -1.56%  -3.21%   -20.81%   -7.73%   0.48%   30.78%   15.26%  3.71%
------- -------- ------- -------- --------- -------- ------- -------- ------- -------

As of September 30, 2006, the Fund's  Institutional  Class shares had a calendar year-to-date  return of 8.56%. During the periods illustrated in this bar chart, the  Institutional  Class' highest  quarterly  return was 11.19% for the quarter ended June 30, 2003 and its lowest  quarterly  return was -9.41% for the quarter ended December 31, 2000.

Average annual returns for periods ending 12/31/05

------------------------------------------- ------------ ----------- -----------
                                            1 year       5 years     10 years
------------------------------------------- ------------ ----------- -----------
Return before taxes                         3.71%        7.70%       3.47%
------------------------------------------- ------------ ----------- -----------
Return after taxes on distributions         0.90%        3.96%       (0.38)%
------------------------------------------- ------------ ----------- -----------
Return after taxes on distributions and
sale of Fund shares                         2.37%        4.19%       0.52%
------------------------------------------- ------------ ----------- -----------
Bear Stearns High-Yield Index*
(reflects no deduction for fees, expenses,
or taxes)                                   1.76%        8.72%       5.93%
------------------------------------------- ------------ ----------- -----------

The Fund's  returns  above are compared to the  performance  of the Bear Stearns
High-Yield  Index  (Index).  The Index  generally  measures the  performance  of domestic  high-yield bonds. You should remember that, unlike the Fund, the Index is  unmanaged  and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  individual  retirement  accounts  (IRAs).  The after-tax  returns shown are calculated  using the highest  individual  federal  marginal income tax rates in effect  during the periods  presented and do not reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

* The Bear Stearns High-Yield Index reports returns on a monthly basis as of the end of the month.

                                       3

Profile: Delaware High-Yield Opportunities Fund

What are the Fund's goals?
Delaware  High-Yield  Opportunities  Fund seeks total return and, as a secondary objective, high current income. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in corporate bonds rated BB or lower by S&P or similarly rated by another  NRSRO.  These are commonly  known as high-yield  bonds or junk bonds and involve greater risks than investment  grade bonds. The Fund will also invest in unrated bonds we judge to be of comparable quality.  Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S.
and foreign  government  securities and corporate bonds of foreign  issuers.  In selecting  bonds for the portfolio,  we evaluate the income provided by the bond and the bond's  appreciation  potential as well as the issuer's  ability to make income and principal payments.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in fixed income  securities rated at the time of purchase BB or lower by S&P or similarly  rated by another NRSRO or, if unrated,  judged to be of comparable quality.  This policy is not a fundamental  investment policy and can be changed without  shareholder  approval.  However,  shareholders  will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines  in bond  prices,  which can be caused by adverse  changes in  interest rates,  adverse economic conditions or poor performance from specific industries or bond  issuers.  High-yield  bonds are rated  below  investment  grade and are subject  to  greater  risk that the issuer  will be unable to make  payments  on interest and principal, particularly under adverse economic conditions. Bonds of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 11.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund?
o    Investors with long-term financial goals.
o    Investors  seeking a fixed-income  investment  that offers a combination of total return with high current income.
o    Investors  who  want  a  total  return-oriented   income  investment  as  a
     diversification tool for long-term, equity -oriented portfolios.

Who should not invest in the Fund?
o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       4

How has Delaware High-Yield Opportunities Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past nine calendar  years, as well as the average annual returns of the Institutional Class shares for one year,  five-year and lifetime periods.
Prior to February  17,  1998,  the Fund had not engaged in a broad  distribution effort of its shares and had been subject to limited  redemption  requests.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication  of how it will perform in the future.  The returns  reflect  expense caps that were in effect  during  certain  periods.  The returns  would be lower without the expense  caps.  Please see the  footnotes  on page 6 for  additional information about expense caps.

Year-by-year total return (Institutional Class)

--------- ------- ------- ------- ------- ------- -------- -------- --------
1997      1998    1999    2000    2001    2002    2003     2004     2005
--------- ------- ------- ------- ------- ------- -------- -------- --------
17.31%    3.12%   5.05%   -4.07%  -2.83%  2.08%   29.82%   14.47%   3.35%
--------- ------- ------- ------- ------- ------- -------- -------- --------

As of September 30, 2006, the Fund's  Institutional  Class shares had a calendar year-to-date  return of 7.81%. During the periods illustrated in this bar chart, the  Institutional  Class' highest  quarterly  return was 11.19% for the quarter ended June 30, 2003 and its lowest  quarterly  return was -7.42% for the quarter ended June 30, 2001.

Average annual returns for periods ending 12/31/05

-------------------------------------------- --------- ---------- --------------
                                                                    Lifetime**
                                              1 year    5 years     (12/30/96)
-------------------------------------------- --------- ---------- --------------
Return before taxes                            3.35%     8.78%        7.11%
-------------------------------------------- --------- ---------- --------------
Return after taxes on distributions            0.62%     5.17%        3.24%
-------------------------------------------- --------- ---------- --------------
Return after taxes on distributions and
sale of Fund shares                            2.14%     5.23%        3.58%
-------------------------------------------- --------- ---------- --------------
Bear Stearns High-Yield Index*
(reflects no deduction for fees, expenses,
or taxes)                                      1.76%     8.72%        5.93%
-------------------------------------------- --------- ---------- --------------

The Fund's  returns  above are compared to the  performance  of the Bear Stearns
High-Yield  Index  (Index).  The Index  generally  measures the  performance  of domestic  high-yield bonds. You should remember that, unlike the Fund, the Index is  unmanaged  and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  IRAs.  The  after-tax  returns  shown  are  calculated  using  the  highest individual  federal  marginal  income  tax rates in effect  during  the  periods presented and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax  characterization  of the  elements of the
Fund's  returns  (e.g.,  qualified  vs.  non-qualified  dividends)  and  may  be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    The Bear Stearns  High-Yield Index reports returns on a monthly basis as of the end of the month.

                                       5

What are the Funds' fees and expenses?

-------------------------- --------------------------- ---------------------
You do not pay sales       Maximum sales charge
charges directly from        (load) imposed on
your investments when        purchases as a percentage
you buy or sell shares       of offering price                         none
of the Institutional       --------------------------- ---------------------
Class.                     Maximum contingent
                             deferred sales charge
                             (load) as a percentage of
                             original purchase price
                             or redemption price,
                             whichever is lower                        none
                           --------------------------- ---------------------
                           Maximum sales charge
                             (load) imposed on
                             reinvested dividends                      none
                           --------------------------- ---------------------
                           Redemption fees                             none
                           --------------------------- ---------------------
                           Exchange fees(1)                            none
-------------------------- --------------------------- ---------------------

--------------------------- -------------------------- ---------------------
Annual fund operating       Delaware Delchester Fund
expenses are deducted       -------------------------- ---------------------
from the Funds' assets.     Management fees(2)                        0.65%
                            -------------------------- ---------------------
                            Distribution and service
                              (12b-1) fees                             none
                            -------------------------- ---------------------
                            Other expenses                            0.36%
                            -------------------------- ---------------------
                            Total annual fund
                              operating expenses                      1.01%
                            -------------------------- ---------------------
                            Fee waivers and payments                (0.14%)
                            -------------------------- ---------------------
                            Net expenses                              0.87%
                            ------------------------------------------------
                            Delaware High-Yield Opportunities Fund
                            -------------------------- ---------------------
                            Management fees(2)                        0.65%
                            -------------------------- ---------------------
                            Distribution and service
                              (12b-1) fees                             none
                            -------------------------- ---------------------
                            Other expenses                            0.34%
                            -------------------------- ---------------------
                            Total annual fund
                              operating expenses                      0.99%
                            -------------------------- ---------------------
                            Fee waivers and payments                (0.16%)
                            -------------------------- ---------------------
                            Net expenses                              0.83%
--------------------------- -------------------------- ---------------------

--------------------------- -------------------------- ---------------------
This example is intended    Delaware Delchester Fund
to help you compare the     -------------------------- ---------------------
cost of investing in the    1 year                                      $89
Funds to the cost of        -------------------------- ---------------------
investing in other mutual   3 years                                    $308
funds with similar          -------------------------- ---------------------
investment objectives.      5 years                                    $544
We show the cumulative      -------------------------- ---------------------
amount of Fund expenses     10 years                                 $1,224
on a hypothetical           -------------------------- ---------------------
investment of $10,000       Delaware High-Yield Opportunities Fund
with an annual 5% return    -------------------------- ---------------------
over the time shown.(3)     1 year                                      $85
This example reflects the   -------------------------- ---------------------
net operating expenses      3 years                                    $299
with applicable waivers     -------------------------- ---------------------
for the one-year            5 years                                    $532
contractual period and      -------------------------- ---------------------
total operating expenses    10 years                                 $1,198
without waivers for years   -------------------------- ---------------------
two through 10.  This is
an example only, and does
not represent future
expenses, which may be
greater or less than
those shown here.
--------------------------- -------------------------- ---------------------

(1)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The  Manager  has  contacted  to waive all or a portion  of its  investment advisory fees and/or reimburse  expenses through November 30, 2007 in order to prevent total annual fund operating  expenses  (excluding any 12b-1 plan expenses,  taxes,  interest,  brokerage fees,  certain  insurance costs and non-routine expenses or costs, including but not limited to, those relating to reorganizations,  litigation,  certain Trustee retirement plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"]) from exceeding, in an aggregate amount, 0.87% and
     0.83%, of average daily net assets of the Delaware  Delchester Fund and the
     Delaware High-Yield Opportunities Fund, respectively. For purposes of these waivers and  reimbursements,  non-routine  expenses  may also  include such additional  costs and  expenses  as may be agreed upon from time to time by the Fund's Board and the Manager. 3 The Funds' actual rate of return may be greater or less than the hypothetical 5% return we use here.

(3)  The  Funds'  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       6

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund. The following  are  descriptions  of how the  portfolio  manager  pursues the Funds'
investment goals.

For both Delaware Delchester Fund and Delaware High-Yield Opportunities Fund, we
invest primarily in fixed-income  securities that we believe will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations. We expect to invest the majority of the Funds' assets primarily in high-yield bonds or junk bonds,  which involve  greater risks than  investment  grade bonds.  The
Funds may also  invest in unrated  bonds  that we  consider  to have  comparable credit  characteristics.  Unrated bonds may be more  speculative  in nature than rated  bonds.  The  Funds  may  invest  up to 25% of  total  assets  in  foreign securities. Securities of foreign issuers are also subject to certain risks such as political and economic instability,  currency fluctuations and less stringent regulatory standards.

Before  selecting   high-yield  corporate  bonds,  we  carefully  evaluate  each individual  bond  including  its  income  potential  and the  size  of the  bond issuance.  The size of the issuance  helps us evaluate how easily we may be able to buy and sell the bond.

We also do a thorough  credit  analysis of the issuer to determine  whether that company has the financial ability to meet the bond's payments.

We maintain a  well-diversified  portfolio of high-yield  bonds that  represents many different sectors and industries.  Through  diversification  we can help to reduce the impact that any  individual  bond might have on the portfolio  should the issuer have difficulty making payments.

Delaware Delchester Fund
Delaware  Delchester  Fund strives to provide  total  return,  with high current income as a secondary objective.

It is our policy to invest at least 80% of our assets in corporate  bonds,  U.S.
government securities or commercial paper of companies that are rated A-1 or A-2 by S&P or P-1 or P-2 by  Moody's.  We are  required to invest  primarily  in corporate  bonds rated BBB or below;  however we  particularly  emphasize  those rated BB or B. We  generally  focus more on bonds  rated B in times of  economic growth and more on bonds  rated BB when the economy  appears to be slowing.  The
Fund also may  invest in bonds of  foreign  issuers  and  equity  securities  in pursuit of its objective.

Delaware High-Yield Opportunities Fund
Delaware  High-Yield  Opportunities  Fund strives to provide total return,  with high current  income as a secondary  objective.  Before  purchasing  a bond,  we evaluate both the income level and its potential for price  appreciation.  Under normal  circumstances,  the Fund will  invest at least 80% of its net  assets in fixed income  securities rated at the time of purchase BB or lower by S&P or similarly  rated by another  NRSRO or, if  unrated,  judged to be of  comparable quality.  This policy is not a fundamental  investment policy and can be changed without  shareholder  approval.  However,  shareholders  will be given notice at least 60 days  prior to any such  change.  The Fund also may  invest in bonds of foreign issuers in pursuit of its objective.

Each Fund's investment  objective is non-fundamental.  This means that the Board of  Trustees  may  change  a  Fund's  objective  without  obtaining  shareholder approval.  If an objective were changed, we would notify shareholders before the change in the objective became effective.

                                       7

How we manage the Funds (continued)

The securities we typically invest in

Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

--------------------------- -----------------------------------------------
        Securities                         How we use them
--------------------------- -----------------------------------------------
High-yield corporate        We may invest without limit in high-yield
bonds: Debt obligations     corporate bonds and up to 15% of each Fund's
issued by a corporation     net assets in defaulted bonds. Emphasis is
and rated lower than        typically on securities rated BB or B by an
investment grade by an      NRSRO.
NRSRO such as S&P or
Moody's or, if unrated,
that we believe are of
comparable quality.
These securities are
considered to be of poor
standing and
predominantly speculative.
--------------------------- -----------------------------------------------
U.S. government             We may invest without limit in U.S.
securities:  U.S.           government securities on behalf of both
Treasury securities are     Funds. However, they will typically represent
backed by the "full faith   a small percentage of each Fund's portfolio
and credit" of the United   because they generally do not offer as high a
States.  Securities         level of current income as high-yield
issued or guaranteed by     corporate bonds.
federal agencies and U.S.
government sponsored
instrumentalities may or
may not be backed by the
"full faith and credit"
of the United States.  In
the case of securities
not backed by the "full
faith and credit" of the
United States, investors
in such securities look
principally to the agency
or instrumentality
issuing or guaranteeing
the obligation for
ultimate repayment.
--------------------------- -----------------------------------------------
Foreign government or       We may invest up to 25% of each Fund's total
corporate securities:       assets in securities of issuers domiciled in
Securities issued by        foreign countries, including both established
foreign governments or      countries and those with emerging markets.
supranational entities or
foreign corporations.

A supranational entity is
an entity established or
financially supported by
the national governments
of one or more countries.
The International Bank
for Reconstruction and
Development (more
commonly known as the
World Bank) is one
example of a
supranational entity.
--------------------------- -----------------------------------------------
Zero coupon and             We may purchase fixed-income securities,
pay-in-kind bonds: Zero     including zero coupon bonds and PIK bonds
coupon bonds are debt       consistent with each Fund's investment
obligations which do not    objective.  The market prices of these bonds
entitle the holder to any   are generally more volatile than the market
periodic payments of        prices of securities that pay interest
interest prior to           periodically and are likely to react to
maturity or a specified     changes in interest rates to a greater degree
date when the securities    than interest-paying bonds having similar
begin paying current        maturities and credit quality.  They may have
interest, and therefore     certain tax consequences which, under certain
are issued and traded at    conditions, could be adverse to the Funds.
a discount from their
face amounts or par
value. Pay-in-kind (PIK)
bonds pay interest
through the issuance to
holders of additional
securities.
--------------------------- -----------------------------------------------
Equity securities: Equity   We may invest in equity securities.
securities represent        Generally, we will invest less than 5% of
ownership interests in a    each Fund's total assets in these securities.
company and consist of
common stocks, preferred
stocks, warrants to
acquire common stock and
securities convertible
into common stock.
--------------------------- -----------------------------------------------

                                       8

--------------------------- -----------------------------------------------
        Securities                         How we use them
--------------------------- -----------------------------------------------
Credit default swap         We may enter into credit default swaps in
agreements:  In a credit    order to hedge against a credit event, to
default swap, a fund may    enhance total return or to gain exposure to
transfer the financial      certain securities or markets.
risk of a credit event
occurring (a bond
default, bankruptcy,
restructuring, etc.) on a
particular security or
basket of securities to
another party by paying
that party a periodic
premium; likewise, a fund
may assume the financial
risk of a credit event
occurring on a particular
security or basket of
securities in exchange
for receiving premium
payments from another
party.  Credit default
swaps may be considered
to be illiquid.
--------------------------- -----------------------------------------------
Repurchase agreements:      We may use repurchase agreements as a
An agreement between a      short-term investment for each Fund's cash
buyer of securities, such   position.  In order to enter into these
as a fund, and a seller     repurchase agreements, a Fund must have
of securities, in which     collateral of at least 102% of the repurchase
the seller agrees to buy    price.  No more than 10% of either Fund's net
the securities back         assets may be invested in repurchase
within a specified time     agreements of over seven days' maturity.  We
at the same price the       will only enter into repurchase agreements in
buyer paid for them, plus   which the collateral is comprised of U.S.
an amount equal to an       government securities.
agreed upon interest
rate.  Repurchase
agreements are often
viewed as equivalent to
cash.
--------------------------- -----------------------------------------------
Restricted securities:      We may invest in privately-placed securities,
Privately-placed            including those that are eligible for resale
securities whose resale     only among certain institutional buyers
is restricted under U.S.    without registration, commonly known as "Rule
securities laws.            144A Securities."

                            Restricted securities that are determined to
                            be illiquid may not exceed each Fund's 15%
                            limit on illiquid securities.
--------------------------- -----------------------------------------------
Loan participations:  An    We may loan up to 25% of each Fund's assets
interest in a loan or       to qualified broker/dealers or institutional
other direct                investors for their use relating to short
indebtedness, such as an    sales and other security transactions.  We
assignment, that entitles   may invest in loans, including assignments
the acquiring of such       and participation interests.
interest to payments of
interest, principal
and/or other amounts due
under the structure of
the loan or other direct
indebtedness.  In
addition to being
structured as secured or
unsecured loans, such
investments could be
structured as novations
or assignments or
represent trade or other
claims owed by a company
to a supplier.
--------------------------- -----------------------------------------------
Illiquid securities:        We may invest up to 15% of each Fund's net
Securities that do not      assets in illiquid securities.
have a ready market, and
cannot be easily sold,
within seven days, at
approximately the price
that a fund has valued
them. Illiquid securities
include repurchase
agreements maturing in
more than seven days.
--------------------------- -----------------------------------------------

                                       9

How we manage the Funds (continued)

The Funds may also invest in other income  producing  and  non-income  producing securities  including common stocks and preferred stocks, some of which may have
convertible  features  or  attached  warrants.   Please  see  the  Statement  of
Additional Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

Lending securities
Each  Fund may lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Funds' securities must provide collateral to the Funds and adjust the amount of  collateral  each day to reflect  changes in the value of loaned  securities.
These transactions may generate additional income for the Funds.

Borrowing from banks
Each Fund may borrow money from banks as a temporary  measure for  extraordinary or  emergency  purposes or to  facilitate  redemption  requests.  A Fund will be required  to pay  interest to the lending  banks on the amounts  borrowed.  As a result,  borrowing  money could  result in the Funds being  unable to meet their investment objectives.

Purchasing securities on a when-issued or delayed-delivery basis
Each Fund may buy or sell securities on a when-issued or delayed-delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. A Fund will  designate  cash or securities in amounts  sufficient to cover its obligations and will value the designated assets daily.

Portfolio turnover
It is possible  that each Fund's annual  portfolio  turnover may be greater than
100%, and may be  considerably  in excess of 100%. A turnover rate of 100% would occur if,  for  example,  a Fund  bought and sold all of the  securities  in its portfolio  once  in the  course  of a year  or  frequently  traded  in a  single security.  A high rate of portfolio  turnover in any year may increase brokerage
commissions   paid  and  could  generate  taxes  for  shareholders  on  realized investment gains.

                                       10

The risks of investing in the Funds
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully  evaluate  the risks.  Because of the nature of the Funds,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in these Funds. Please see the SAI for a further discussion of these risks and other risks not discussed here.

---------------------------- ---------------------------------------------------
           Risks                         How we strive to manage them
---------------------------- ---------------------------------------------------
Market risk is the risk      We maintain a long-term investment approach and
that all or a majority of    focus on individual bonds that we believe can
the securities in a          provide a steady stream of total return and high
certain market--like the      current income regardless of interim market
stock or bond market--will    fluctuations.  We do not try to predict overall
decline in value because     stock and bond market or interest rate movements
of factors such as           and generally do not buy and sell securities for
economic conditions,         short-term purposes.
future expectations or
investor confidence.
---------------------------- ---------------------------------------------------
Industry and security        We limit the amount of each Fund's assets invested
risk:  Industry risk is      in any one industry and in any individual
the risk that the value of   security.  We also follow a rigorous selection
securities in a particular   process before choosing securities for the
industry will decline        portfolio.
because of changing
expectations for the
performance of that
industry.

Security risk is the risk
that the value of an
individual stock or bond
will decline because of
changing expectations for
the performance of the
individual company issuing
the stock or bond.
---------------------------- ---------------------------------------------------
Interest rate risk is the    Each Fund is subject to various interest rate risks
risk that securities,        depending upon its investment objectives and
particularly bonds with      policies.  We cannot eliminate this risk, but we do
longer maturities, will      try to address it by monitoring economic conditions.
decrease in value if
interest rates rise and
increase in value if
interest rates fall.
Investments in equity
securities issued by
small- and medium-size
companies, which often
borrow money to finance
operations, may also be
adversely affected by
rising interest rates.
---------------------------- ---------------------------------------------------
Derivatives Risk is the      We will use derivatives for defensive purposes,
possibility that a fund      such as to protect gains or hedge against potential
may experience a             losses in a portfolio without actually selling a
significant loss if it       security, to neutralize the impact of interest rate
employs a derivatives        changes, to affect diversification or to earn
strategy (including a        additional income.  We will not use derivatives for
strategy involving credit    reasons inconsistent with the Fund's respective
default swaps) related to    investment objectives.
a security or a securities
index and that security or
index moves in the
opposite direction from
what the portfolio manager
had anticipated.  Another
risk of derivative
transactions is the
creditworthiness of the
counterparty because the
transaction depends on the
willingness and ability of
the counterparty to
fulfill its contractual
obligations. Derivatives
also involve additional
expenses, which could
reduce any benefit or
increase any loss to a
fund from using the
strategy.
---------------------------- ---------------------------------------------------

                                       11

How we manage the Funds (continued)

---------------------------- ---------------------------------------------------
           Risks                         How we strive to manage them
---------------------------- ------------------------ --------------------------
Credit risk is the risk      We employ a careful, credit-oriented bond selection
that there is the            approach.  We also hold a diversified selection of
possibility that a bond's    high-yield bonds that is designed to manage this
issuer will be unable to     risk.
make timely payments of
interest and principal.      It is likely that protracted periods of economic
                             uncertainty would cause increased volatility in the
Investing in so-called       market prices of high-yield bonds, an increase in
"junk" or "high-yield"       the number of high-yield bond defaults and
bonds entails the risk of    corresponding volatility in a Fund's net asset
principal loss, which may    value.
be greater than the risk
involved in investment
grade bonds.  High-yield
bonds are sometimes issued
by companies whose
earnings at the time of
issuance are less than the
projected debt service on
the junk bonds.

Investment by a Fund in
defaulted securities poses
additional risk of loss
should nonpayment of
principal and interest
continue in respect of
such securities. Even if
such securities are held
to maturity, recovery by a
Fund of its initial
investment and any
anticipated income or
appreciation will be
uncertain. A Fund also may
incur additional expenses
in seeking recovery on
defaulted securities.
Defaulted securities may
be considered illiquid.
---------------------------- ---------------------------------------------------
Recession risk: Although     It is likely that protracted periods of economic
the market for high-yield    uncertainty would cause increased volatility in the
bonds existed through        market prices of high-yield bonds, an increase in
periods of economic          the number of high-yield bond defaults and
downturns, the high-yield    corresponding volatility in each Fund's net asset
market grew rapidly during   value.  In the past, uncertainty and volatility in
the long economic            the high-yield market have resulted in volatility
expansion which took place   in a Fund's net asset value.
in the United States
during the 1980s.  During    In striving to manage this risk, we allocate assets
that economic expansion,     across a wide range of industry sectors.  We may
the use of high-yield debt   emphasize industries that have been less
securities to finance        susceptible to economic cycles in the past,
highly leveraged corporate   particularly if we believe that the economy may be
acquisitions and             entering into a period of slower growth.
restructurings increased
dramatically.  As a
result, the high-yield
market grew substantially.
Some analysts believe a
protracted economic
downturn would severely
disrupt the market for
high-yield bonds,
adversely affect the value
of outstanding bonds and
adversely affect the
ability of high-yield
issuers to repay principal
and interest.
---------------------------- ---------------------------------------------------
Foreign risk is the risk     We carefully evaluate the reward and risk
that foreign securities      associated with each foreign security that we
may be adversely affected    consider.
by political instability,
changes in currency          We may invest up to 25% of each Fund's total assets
exchange rates, foreign      in securities of foreign issuers.
economic conditions or
inadequate regulatory and
accounting standards.
---------------------------- ---------------------------------------------------

                                       12

---------------------------- ---------------------------------------------------
           Risks                         How we strive to manage them
---------------------------- ------------------------ --------------------------
Loans and other direct       These risks may not be completely eliminated, but
indebtedness involve the     we will attempt to reduce these risks through
risk that a fund will not    portfolio diversification, credit analysis and
receive payment of           attention to trends in the economy, industries and
principal, interest and      financial markets.  As these securities may be
other amounts due in         illiquid, they would be subject to each Fund's
connection with these        restrictions on illiquid securities.
investments and will
depend primarily on the
financial condition of the
borrower.  Loans that are
fully secured offer a fund
more protection than an
unsecured loan in the
event of non-payment of
scheduled interest or
principal, although there
is no assurance that the
liquidation of collateral
from a secured loan would
satisfy the corporate
borrower's obligation, or
that the collateral can be
liquidated. Some loans or
claims may be in default
at the time of purchase.
Certain of the loans and
the other direct
indebtedness acquired by a
fund may involve revolving
credit facilities or other
standby financing
commitments which obligate
a fund to pay additional
cash on a certain date or
on demand. These
commitments may require a
fund to increase its
investment in a company at
a time when that fund
might not otherwise decide
to do so (including at a
time when the company's
financial condition makes
it unlikely that such
amounts will be repaid).
To the extent that a fund
is committed to advance
additional funds, it will
at all times hold and
maintain in a segregated
account cash or other
high-grade debt
obligations in an amount
sufficient to meet such
commitments.

As a fund may be required
to rely upon another
lending institution to
collect and pass onto the
fund amounts payable with
respect to the loan and to
enforce the fund's rights
under the loan and other
direct indebtedness, an
insolvency, bankruptcy or
reorganization of the
lending institution may
delay or prevent the fund
from receiving such
amounts. The highly
leveraged nature of many
such loans and other
direct indebtedness may
make such loans and other
direct indebtedness
especially vulnerable to
adverse changes in
economic or market
conditions.  Investments
in such loans and other
direct indebtedness may
involve additional risk to
the fund.
---------------------------- ---------------------------------------------------

                                       13

How we manage the Funds (continued)

---------------------------- ---------------------------------------------------
           Risks                         How we strive to manage them
---------------------------- ------------------------ --------------------------
Liquidity risk is the        A less liquid secondary market may have an adverse
possibility that             effect on a Fund's ability to dispose of particular
securities cannot be         issues, when necessary, to meet a Fund's liquidity
readily sold within seven    needs or in response to a specific economic event,
days at approximately the    such as the deterioration in the creditworthiness
price that a fund values     of the issuer.  In striving to manage this risk, we
them.                        evaluate the size of a bond issuance as a way to
                             anticipate its likely liquidity level.
There is generally no
established retail           Each Fund may invest only 15% of net assets in
secondary market for         illiquid securities.
high-yield securities.  As
a result, the secondary
market for high-yield
securities is more limited
and less liquid than other
secondary securities
markets.  The high-yield
secondary market is
particularly susceptible
to liquidity problems when
the institutions, such as
mutual funds and certain
financial institutions,
which dominate it
temporarily stop buying
bonds for regulatory,
financial or other reasons.

Adverse publicity and
investor perceptions may
also disrupt the secondary
market for high-yield
securities.
---------------------------- ---------------------------------------------------
Valuation risk: A less       Each Fund's privately-placed high-yield securities
liquid secondary market as   are particularly susceptible to liquidity and
described above can make     valuation risks.  We will strive to manage this
it more difficult to         risk by carefully evaluating individual bonds and
obtain precise valuations    by limiting the amount of the portfolio that can be
of the high-yield            allocated to privately placed high-yield
securities in its            securities.
portfolio.  During periods
of reduced liquidity,
judgment plays a greater
role in valuing high-yield
securities.
---------------------------- ---------------------------------------------------
Redemption risk: If          Volatility in the high-yield market could increase
investors redeem more        redemption risk.  We strive to maintain a cash
shares of a fund than are    balance sufficient to meet any redemptions.  We may
purchased for an extended    also borrow money, if necessary, to meet
period of time, a fund may   redemptions.
be required to sell
securities without regard
to the investment merits
of such actions.  This
could decrease a fund's
asset base, potentially
resulting in a higher
expense ratio.
---------------------------- ---------------------------------------------------
Legislative and regulatory   We monitor the status of regulatory and legislative
risk: The U.S. Congress      proposals to evaluate any possible effects they
has from time to time        might have on each Fund's portfolio.
taken or considered
legislative actions that
could adversely affect the
high-yield bond market.
For example, Congressional
legislation has, with some
exceptions, generally
prohibited federally
insured savings and loan
institutions from
investing in high-yield
securities.  Regulatory
actions have also affected
the high-yield market.
Similar actions in the
future could reduce
liquidity for high-yield
issues, reduce the number
of new high-yield
securities being issued
and could make it more
difficult for a fund to
attain its investment
objective.
---------------------------- ---------------------------------------------------

                                       14

---------------------------- ---------------------------------------------------
           Risks                         How we strive to manage them
---------------------------- ------------------------ --------------------------
Portfolio turnover rates     The Fund will normally experience an annual
reflect the amount of        portfolio turnover rate exceeding 100%.
securities that are
replaced from the
beginning of the year to
the end of the year by the
Fund.  The higher the
amount of portfolio
activity, the higher the
brokerage costs and other
transaction costs of the
Fund are likely to be.
The amount of portfolio
activity will also affect
the amount of taxes
payable by the Fund's
shareholders that are
subject to federal income
tax, as well as the
character (ordinary income
vs. capital gains) of such
tax obligations.
---------------------------- ---------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Funds'  policies  and  procedures  with  respect  to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

                                       15

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company (the Manager),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management Holdings,  Inc. The Manager makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative  services.
For its  services to each Fund,  the Manager was paid an  aggregate  fee, net of waivers, for the last fiscal year as follows:

Investment management fees

-------------------------------------------- -------------- ----------------
                                                               Delaware
                                                Delaware      High-Yield
                                               Delchester    Opportunities
                                                  Fund           Fund
-------------------------------------------- -------------- ----------------
As a percentage of average daily net assets      0.55%           0.49%
-------------------------------------------- -------------- ----------------

A discussion of the basis for the Board of Trustees'  approval of the investment advisory  contract  of each Fund is  available  in the Funds'  annual  report to shareholders for the period ended July 31, 2006.

Portfolio manager
Timothy L. Rabe has  primary  responsibility  for making  day-to-day  investment decisions for each Fund.

Timothy L. Rabe, CFA
Senior Vice President, Head of High Yield Investments,  Senior Portfolio Manager
Mr. Rabe joined  Delaware Investments(R) in  2000.  He is head of the High Yield team,  responsible for investing  strategy for all high-yield fixed income funds and strategies at the firm. Prior to joining Delaware  Investments(R),  Mr. Rabe was a high yield  portfolio  manager for  Conseco  Capital  Management  for five years. Prior to that, he worked as a tax analyst for the Northern Trust Company.
Mr.  Rabe  received  a  bachelor's  degree in  finance  from the  University  of
Illinois.

The Funds' SAI provides  additional  information  about the portfolio  manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

Manager of managers structure
The Funds and the  Manager  have  received  an  exemptive  order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and terminate  sub-advisory agreements on behalf of the Funds without shareholder  approval (the "Manager of
Managers  Structure").  The  Manager  of  Managers  Structure  was  approved  by shareholders  at a meeting held on March 23, 2005 (or as  adjourned).  Under the
Manager of Managers Structure, the Manager has ultimate responsibility,  subject to oversight by the Funds' Board,  for  overseeing the Funds'  sub-advisors  and recommending  to the Board their hiring,  termination  or  replacement.  The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with respect to the Funds,  the Manager may, in the future, recommend  to the Funds'  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Funds' portfolio.

The Manager of Managers  Structure  enables  the Funds to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase  in the  overall  management  and  advisory  fees  payable by the Funds without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       16

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering, and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                   Board of Trustees

Investment manager                       The Funds                       Custodian
Delaware Management Company                                              JPMorgan Chase Bank
2005 Market Street                                                       4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                              Brooklyn, NY 11245

                                      Distributor                        Service agent
                                      Delaware                           Delaware Service Company, Inc.
                                      Distributors, L.P.                 2005 Market Street
                                      2005 Market Street                 Philadelphia, PA 19103-7094
                                      Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

Portfolio managers
(see page 16 for details)
                                              Shareholders

Board of Trustees   A mutual fund is governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment  manager and distributor.  However,  the Funds rely on certain exemptive  rules adopted by the  Securities and Exchange  Commission  (SEC) that require  their  Board  of  Trustees  to  be  comprised  of a  majority  of  such independent Trustees.  These independent Trustees, in particular,  are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor   Most mutual  funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National  Association of Securities Dealers,  Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent   Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       17

About your account

Investing in the Funds

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover IRAs from such plans;

o    tax-exempt  employee  benefit plans of the Funds' Manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts of the Funds' Manager,  (including mutual funds  managed  by the Funds'  Manager),  clients  of  Delaware  Investment
     Advisers,  an affiliate of the Manager,  or its affiliates,  as well as the clients'  affiliates and their corporate  sponsors,  subsidiaries,  related employee  benefit plans and rollover IRAs of, or from,  such  institutional advisory accounts;

o    a bank, trust company or similar  financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted to the advisor for  investment  purposes.  Use of the
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal Revenue Code (the
     Code) for which the Funds' Manager,  Distributor or service agent or one or more of their affiliates provide recordkeeping,  administrative, investment management, marketing, distribution or similar services; or

o    programs sponsored by financial  intermediaries where such programs require the purchase of Institutional Class shares.

Payments to Intermediaries

The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Funds' to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Funds with "shelf space" or a higher  profile with the Financial  Intermediary's consultants, sales persons and customers (distribution assistance). The level of payments  made to a  qualifying  Financial  Intermediary  in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value (NAV) or the price of the Funds' shares.

For more information, please see the Funds' SAI.

                                       18

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  investments  by  overnight  courier  service.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C or Class R shares.  To open an account by exchange,  call your Client Services
Representative at 800 362-7500.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a
Fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class of each  Fund at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of each Fund is calculated by  subtracting  the  liabilities of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

                                       19

About your account (continued)

Fair valuation
When the Funds use fair value  pricing,  they may take into  account any factors
they  deems  appropriate.   The  Funds  may  determine  fair  value  based  upon
developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S.  sector or broader market  indices.  The price of securities  used by the Funds to calculate  their respective  NAV may  differ  from  quoted  or  published  prices  for  the  same securities.  Fair value  pricing  may  involve  subjective  judgments  and it is possible that the fair value  determined for a security is materially  different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Funds may use fair value pricing more  frequently  for securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Funds value their  securities at 4:00 p.m. Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account  for this,  the Funds may  frequently  value  many  foreign securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Funds' Board has delegated responsibility for valuing  the Funds'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another person or entity at your address,  we send one copy of the Fund's prospectus and annual and semiannual  reports to that address,  unless you opt otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish to receive individual  materials.  If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500.  We will begin sending you individual copies of these documents
30 days after receiving your request.

How to redeem shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware Investments,  P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th
Street,  Kansas City, MO 64105 for redemptions by overnight courier service. All owners of the account must sign the request,  and for  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

                                       20

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined  on the next  Business  Day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your  account  balance  falls below  $250,  a Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R) Fund. If you exchange shares to a fund that has a sales charge you will pay any  applicable  sales  charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the  fund's  prospectus  and read it  carefully  before  buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of another  Delaware Investments(R) Fund.  We may refuse the purchase side of any exchange request, if, in the Manager's judgment,  the Funds would be  unable to invest  effectively  in  accordance  with  their  respective investment  objective and policies or would  otherwise  potentially be adversely affected.

Frequent trading of Fund shares
The Funds discourage  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Funds'  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund to be a market  timer and may  consider  anyone who has  followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive  rapid short-term
"roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within
20 business days of a purchase of that fund's shares.  If you make a second such short-term  roundtrip in a fund within the same  calendar  quarter as a previous short-term  roundtrip in that fund,  you may be  considered a market  timer.  In determining  whether  market  timing  has  occurred,  the  Funds  will  consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the  exchange  privilege.  The Funds also  reserve the right to consider other trading patterns to be market timing.

                                       21

About your account (continued)

Frequent trading of Fund shares (continued)

Your  ability to use the  Funds'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Funds reserve the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next  Business  Day  following receipt by a Fund.

Redemptions  will continue to be permitted in accordance with the Funds' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

Each Fund  reserves the right to modify this policy at any time without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's  shareholders.  While we will take actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Funds'  market timing policy does not require the Funds to take action in response to frequent trading activity.  If the Funds  elect not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Funds' shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts,  may disrupt efficient portfolio  management.  In particular,  a
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges of a Fund's shares may also force a Fund to sell portfolio  securities at inopportune times to raise cash to accommodate  short-term  trading activity.
This could adversely affect a Fund's  performance if, for example, a Fund incurs increased  brokerage  costs and  realization  of taxable  capital  gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates  its own share price.  Any fund that invests in  securities  that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities  prices used to calculate the fund's NAV may not  accurately  reflect current market values. A shareholder may seek to engage in short-term trading to take  advantage  of these  pricing  differences.  Funds  that  may be  adversely affected by such  arbitrage  include,  in particular,  funds that  significantly invest in small-cap  securities,  technology and other specific  industry sector securities,  and in certain fixed-income  securities,  such as high-yield bonds, asset-backed securities or municipal bonds.

                                       22

Transaction monitoring procedures
Each  Fund,  through  its  transfer  agent,  maintains  surveillance  procedures designed  to  detect  excessive  or  short-term  trading  in Fund  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in fund shares for violations of the Funds' market timing policy or other  patterns  of  short-term  or  excessive  trading.  For  purposes of these transaction  monitoring  procedures,  the Funds may consider trading activity by multiple accounts under common ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly among certain broker/ dealers, and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds  will  attempt  to apply  their  monitoring  procedures  to these  omnibus accounts and to the individual  participants  in such accounts.  In an effort to discourage  market timers in such accounts,  the Funds may consider  enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Funds and their agents to detect  market timing in fund shares,  there is no  guarantee  that the Funds will be able to identify these shareholders or curtail their trading practices. In particular,  the Funds may not be able to detect market timing  attributable  to a particular  investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and Distributions.  Each Fund has elected to be treated as a regulated investment  company under Subchapter M of the Code. As such, each Fund generally pays no federal  income tax on the income and gains it  distributes to you. Each
Fund expects to declare dividends daily and distribute all of its net investment income,  if any,  to  shareholders  as  dividends  monthly.  Each  Fund may also distribute  net  capital  gains,  if  any,  twice  a  year.  The  amount  of any distribution  will  vary,  and there is no  guarantee  a Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, a Fund will send you a corrected Form
1099-DIV to reflect reclassified information.

Avoid  "Buying a Dividend."  If you invest in a Fund  shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

                                       23

About your account (continued)

Dividends, distributions and taxes (continued)

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide a Fund with your  proper  taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Funds also must withhold if the IRS instructs  them to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, including those offered by the Delaware  Investments(R) Funds, as well as similar investment vehicles, such as 529 Plans,  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the Code.  From time to time,  the  Funds may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Funds  may be  required  to sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

                                       24

Financial highlights

The Financial  highlights tables are intended to help you understand each Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share.  This information has been audited by Ernst & Young
LLP, whose reports, along with each Fund's financial statements, are included in the Funds'  annual  reports,  which are  available  upon  request by calling 800
523-1918.

                                                                          Institutional Class
Delaware Delchester Fund                                                           Year ended
                                                                                         7/31
                                       2006        2005         2004         2003        2002

Net asset value, beginning of
  period                             $3.320      $3.180       $3.000       $2.590      $3.110

Income (loss) from investment
  operations:
Net investment income(1)              0.267       0.252        0.267        0.311       0.325
Net realized and unrealized
  gain (loss) on investments        (0.054)       0.155        0.186        0.389     (0.533)
                                    -------     -------      -------      -------     -------
Total from investments
  operations                          0.213       0.407        0.453        0.700     (0.208)
                                    -------     -------      -------      -------     -------

Less dividends and
  distributions from:
Net investment income               (0.263)     (0.267)      (0.273)      (0.290)     (0.312)
                                    -------     -------      -------      -------     -------
Total dividends and
  distributions                     (0.263)     (0.267)      (0.273)      (0.290)     (0.312)
                                    -------     -------      -------      -------     -------

Net asset value, end of period       $3.270      $3.320       $3.180       $3.000      $2.590
                                    =======      ======       ======       ======     =======

Total return(2)                       6.72%      13.16%       15.17%       29.46%     (7.69%)

Ratios and supplemental data:
Net assets, end of period
  (000 omitted)                     $16,145     $17,382      $19,027      $17,296     $10,542
Ratio of expenses to average
  net assets                          0.91%       0.97%        1.06%        1.19%       1.04%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                          1.01%       0.99%        1.06%        1.19%       1.04%
Ratio of net investment income
  to average net assets               8.13%       7.64%        8.48%       11.21%      11.04%
Ratio of net investment income
  to average net assets prior
  to expense limitation and
  expenses paid indirectly            8.03%       7.62%        8.48%       11.21%      11.04%
Portfolio turnover                     138%        254%         674%         788%        441%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information for the years ended July 31, 2003 and 2002.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  for  the  period  and  assumes   reinvestment   of   dividends   and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       25

                                                                          Institutional Class
Delaware High-Yield Opportunities Fund                                             Year ended
                                                                                         7/31
                                        2006       2005         2004         2003        2002

Net asset value, beginning of
  period                             $4.360      $4.210       $3.970       $3.420      $3.950

Income (loss) from investment
  operations:
Net investment income(1)              0.332       0.306        0.347        0.388       0.355
Net realized and unrealized
  gain (loss) on investments        (0.090)       0.184        0.244        0.532     (0.487)
                                    -------     -------      -------      -------     -------
Total from investment
  operations                          0.242       0.490        0.591        0.920     (0.132)
                                    -------     -------      -------      -------     -------

Less dividends and
  distributions from:
Net investment  income              (0.342)     (0.340)      (0.351)      (0.370)     (0.398)
                                    -------     -------      -------      -------     -------
Total dividends and
  distributions                     (0.342)     (0.340)      (0.351)      (0.370)     (0.398)
                                    -------     -------      -------      -------     -------

Net asset value, end of period       $4.260      $4.360       $4.210       $3.970      $3.420
                                    =======      ======       ======       ======     =======

Total return(2)                       5.80%      11.96%       15.33%       28.40%     (3.57%)

Ratios and supplemental data:
Net assets, end of period (000
   omitted)                         $13,837      $7,931       $1,066       $3,316      $2,569
Ratio of expenses to average
  net assets                          0.83%       0.86%        0.83%        0.83%       0.83%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                          0.99%       0.98%        1.08%        1.26%       1.14%
Ratio of net investment income
  to average net assets               7.72%       6.98%        8.35%       10.66%       9.35%
Ratio of net investment income
  to average net assets prior
  to expense limitation and
  expenses paid indirectly            7.56%       6.86%        8.10%       10.23%       9.04%
Portfolio turnover                     151%        229%        644%          832%        609%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information for the years ended July 31, 2003 and 2002.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  for  the  period  and  assumes   reinvestment   of   dividends   and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       26

How to read the financial highlights

Net investment loss
Net investment  loss includes  dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss  on  investments  occurs  when we sell  an  investment  at a loss.  When an investment  increases  or decreases in value but we do not sell it, we record an unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from
Net investment income."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       27

Glossary
How to use this glossary
This glossary includes definitions of investment terms which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bear Stearns High-Yield Index
The Bear Stearns High-Yield Index includes fixed-income,  non-convertible,  U.S.
dollar  denominated  securities rated BB+ or lower by Standard and Poor's Rating
Group and Ba1 or lower by Moody's Investors Service, an outstanding par value of not less than $100 million and more than one year to their maturity date.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
"Fixed-income securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also "Nationally recognized statistical rating organization."

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Citigroup  High-Yield Cash Pay Index (formerly the Salomon Smith Barney Cash Pay
High-Yield Index)
The Citigroup  High-Yield Cash Pay Index includes a mix of non-investment  grade corporate  bonds that pay cash interest,  it excludes both corporate  bonds that pay deferred interest and bankrupt bonds.

Commission
The fee an investor pays to a financial  advisor for investment  advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See "Bond."

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

                                       28

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See "Bond."

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries, as well as agency-backed securities such as Fannie Mae.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's (S&P), and Fitch, Inc. (Fitch).

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
Charge on the  purchase or  redemption  of fund shares  sold  through  financial advisers.  May vary  with the  amount  invested.  Typically  used to  compensate advisors for advice and service provided.

                                       29

Glossary (continued)

Salomon Smith Barney Cash Pay High-Yield Index
The  Salomon  Smith  Barney  Cash  Pay  High-Yield   Index  includes  a  mix  of
non-investment  grade corporate  bonds that pay cash interest,  it excludes both corporate bonds that pay deferred-interest and bankrupt bonds.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The  document  serving as "Part B" of a fund's  prospectus  that  provides  more detailed  information about the fund's organization,  investments,  policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Treasury bills
Securities issued by the U.S. Treasury with maturities of one year or less.

Treasury bonds
Securities issued by the U.S. Treasury with maturities of 10 years or longer.

Treasury notes
Securities issued by the U.S. Treasury with maturities of one to 10 years.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       30

Additional Information

Additional  information about the Funds'  investments is available in the Funds'
annual  and  semiannual  reports  to  shareholders.  In the  Funds'  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Funds' performance during the period covered  by the  report.  You can find more  information  about the Funds in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing in these  Funds,  you can write to us at 2005 Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Funds'
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Funds' internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information  about the Funds,  including their SAI, can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       31

Delaware Investments (R)
A member of the Lincoln Financial Group

Contact information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative

800 510-4015

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

---------------------------------------- -------------- ---------------
                                         CUSIP          NASDAQ
---------------------------------------- -------------- ---------------
Delaware Delchester Fund Symbols
---------------------------------------- -------------- ---------------
Institutional Class                      245908306      DETIX
---------------------------------------- -------------- ---------------
Delaware High-Yield Opportunities Fund
Symbols
---------------------------------------- -------------- ---------------
Institutional Class                      245908843      DHOIX
---------------------------------------- -------------- ---------------

Investment Company Act file number: 811-02071

PR-044 [7/06] CGI 11/06                                   MF 06-10-392 PO 11343

                       STATEMENT OF ADDITIONAL INFORMATION
                                November 28, 2006

                           DELAWARE GROUP INCOME FUNDS
                          Delaware Corporate Bond Fund
                            Delaware Delchester Fund
                      Delaware Extended Duration Bond Fund
                     Delaware High-Yield Opportunities Fund

                 2005 Market Street, Philadelphia, PA 19103-7094

       For Prospectus, Performance and Information on Existing Accounts of
 Class A Shares, Class B Shares, Class C Shares and Class R Shares: 800 523-1918

                For more information about Institutional Classes
                 or for Dealer Services (Broker/dealers only):
                                  800 362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware  Corporate  Bond Fund,  Delaware  Delchester  Fund,  Delaware  Extended
Duration   Bond  Fund  and   Delaware   High-Yield   Opportunities   Fund  (each
individually,  a "Fund",  and  collectively,  the "Funds"),  which are series of
Delaware  Group Income Funds (the  "Trust").  Each Fund offers Class A, B, C and
Class R Shares  (each  individually,  a  "Class"  and  collectively,  the  "Fund
Classes").  Each Fund also  offers an  institutional  class  (collectively,  the
"Institutional Classes"). All references to "shares" in this Part B refer to all classes of shares of the  Funds,  except  where  noted.  The  Funds'  investment adviser is Delaware Management Company, a series of Delaware Management Business
Trust (the "Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
Prospectuses for the Funds, each dated November 28, 2006, as they may be amended from time to time. This Part B should be read in conjunction with the applicable
Prospectus.  This Part B is not  itself a  prospectus  but is, in its  entirety, incorporated by reference into each Prospectus.  A Prospectus may be obtained by writing or calling your  investment  dealer or by contacting the Funds' national distributor,  Delaware  Distributors,  L.P.  (the  "Distributor"),  at the above address or by calling the above phone numbers. The Funds' financial  statements, the  notes  relating  thereto,  the  financial  highlights  and  the  report  of independent registered public accounting firm are incorporated by reference from the Annual  Reports  into this Part B. The Annual  Reports  will  accompany  any request  for Part B. The Annual  Reports can be  obtained,  without  charge,  by calling 800 523-1918.

-------------------------------------------------------------------------------

-------------------------------- -------- ----------------------------- -------
                                  Page                                   Page
-------------------------------- -------- ----------------------------- -------
Organization and Classification     1     Purchasing Shares               31
-------------------------------- -------- ----------------------------- -------
Investment Objectives,
Restrictions and Policies           1     Investment Plans                42
-------------------------------- -------- ----------------------------- -------
                                          Determining Offering Price
Investment Strategies and Risks     2     and Net Asset Value             45
-------------------------------- -------- ----------------------------- -------
Disclosure of Portfolio
Holdings Information               15     Redemption and Exchange         46
-------------------------------- -------- ----------------------------- -------
Management of the Trust            17     Distributions and Taxes         52
-------------------------------- -------- ----------------------------- -------
Investment Manager and Other
Service Providers                  23     Performance Information         55
-------------------------------- -------- ----------------------------- -------
Portfolio Managers                 27     Financial Statements            56
-------------------------------- -------- ----------------------------- -------
Trading Practices and Brokerage    29     Principal Holders               56
-------------------------------- -------- ----------------------------- -------
                                          Appendix A - Description of
Capital Structure                  31     Ratings                         60
-------------------------------- -------- ----------------------------- -------

--------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

Organization
     The Trust was  originally  organized as a Delaware  corporation in 1970 and was subsequently reorganized as a Maryland corporation on March 4, 1983 and as a
Delaware statutory trust on September 29, 1999.

Classification
     The  Trust  is an  open-end  management  investment  company.  Each  Fund's portfolio of assets is diversified  as defined by the Investment  Company Act of
1940 (the "1940 Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     Each Fund's investment  objectives are described in the Prospectuses.  Each
Fund's  investment  objective  is  non-fundamental,  and may be changed  without shareholder  approval.  However,  the Trust's Board of Trustees must approve any changes  to  non-fundamental  investment  objectives  and  a  Fund  will  notify shareholders prior to a material change in the Fund's investment objective.

Fundamental Investment Restrictions
     Each Fund has adopted the  following  restrictions  which cannot be changed without  approval  by the  holders of a  "majority"  of the  Fund's  outstanding shares,  which is a vote by the  holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy;  or  (ii)  more  than  50%  of the  outstanding  voting  securities.  The percentage  limitations  contained  in the  restrictions  and policies set forth herein apply at the time of purchase of securities.

     Each Fund may not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction  does not limit a Fund from investing in obligations  issued or guaranteed  by the U.S.  government,  its agencies or  instrumentalities,  or in tax-exempt securities or certificates of deposit.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite  the  securities  of other  issuers,  except that a Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent a Fund from investing in issuers which invest,  deal or otherwise engage in transactions in real estate or interests therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does  not  prevent  a Fund  from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided that this restriction does not prevent a Fund from purchasing debt obligations,  entering into repurchase  agreements,  loaning its assets to  broker/dealers  or  institutional  investors  and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses, the Funds will be subject to the following investment restriction, which is considered  non-fundamental and may be changed by the Board of Trustees without  shareholder  approval:  Each Fund may not  invest  more than 15% of its respective  net assets in  securities  that it cannot  sell or dispose of in the ordinary  course of business  within  seven days at  approximately  the value at which the Fund has valued the investment.

     In applying a Fund's policy on concentration, (i) utility companies will be divided  according  to their  services,  for  example,  gas,  gas  transmission, electric  and  telephone  will each be  considered  a  separate  industry;  (ii)
financial  service  companies  will be classified  according to the end users of their services,  for example,  automobile finance,  bank finance and diversified finance  will each be  considered  a separate  industry;  and (iii) asset backed securities will be classified  according to the underlying  assets securing such securities.

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's respective  investment  objective.  The Funds are free to dispose  of  portfolio securities at any time,  subject to complying with the Internal  Revenue Code of
1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions  make  such a move  desirable  in  light  of each  Fund's  respective investment  objective.  The Funds will not attempt to achieve or be limited to a
predetermined  rate  of  portfolio  turnover.   Such  turnover  always  will  be
incidental  to  transactions  undertaken  with a view to  achieving  each Fund's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a
Fund's portfolio.  A turnover rate of 100% would occur, for example, if all of a
Fund's  investments  held at the beginning of a year were replaced by the end of the year, or if a single  investment  was frequently  traded.  The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Fund's  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment  objective,  a Fund may hold securities for any period of time.

     The Funds may be  expected  to engage in active  and  frequent  trading  of portfolio  securities,  which means that  portfolio  turnover can be expected to exceed 100%. The Funds have, in the past,  experienced  portfolio turnover rates that were significantly in excess of 100%.

     For the fiscal  years  ended July 31, 2006 and 2005,  the Funds'  portfolio turnover rates of the Funds for the past two fiscal years were as follows:

---------------------------------------------- -------------- -------------
                                                        2006          2005
---------------------------------------------- -------------- -------------
Delaware Delchester Fund                                138%          254%
---------------------------------------------- -------------- -------------
Delaware High-Yield Opportunities Fund                  151%          229%
---------------------------------------------- -------------- -------------
Delaware Corporate Bond Fund                            173%          232%
---------------------------------------------- -------------- -------------
Delaware Extended Duration Bond Fund                    184%          233%
---------------------------------------------- -------------- -------------

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The  Prospectuses   discuss  the  Funds'  investment   objectives  and  the
strategies  followed  to  seek  to  achieve  those  objectives.   The  following
discussion  supplements the description of the Funds' investment  strategies and risks that are included in the Prospectuses.

Borrowing From Banks
     Each  Fund  may  borrow  money as a  temporary  measure  for  extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.  A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such  borrowing  exceeds 5% of the value of a Fund's net assets, asset  coverage  of at least  300% is  required.  In the event  that such  asset coverage  shall at any time fall below  300%,  a Fund shall,  within  three days thereafter (not including Sundays or holidays,  or such longer period as the SEC may prescribe by rules and regulations),  reduce the amount of its borrowings to such an extent  that the asset  coverage  of such  borrowings  shall be at least
300%.  A Fund will not pledge more than 10% of its net assets,  or issue  senior securities  as  defined in the 1940 Act,  except for notes to banks.  Investment securities will not be purchased while a Fund has an outstanding borrowing.

Convertible Debt and Non-Traditional Equity Securities
     From time to time,  a portion  of each  Fund's  assets may be  invested  in convertible  and debt  securities  of issuers  in any  industry.  A  convertible security  is a  security  which  may be  converted  at a stated  price  within a specified period of time into a certain quantity of the common stock of the same or a different  issuer.  Convertible  and debt  securities  are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities.  Convertible and debt securities  provide a  fixed-income  stream  and the  opportunity,  through  its conversion feature, to participate in the capital appreciation  resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest  rates  decline and tend to decrease in value when interest  rates rise.  However,  the price of a convertible  security is also  influenced by the market value of the security's  underlying common stock and tends to increase as the market value of the underlying stock rises,  whereas it tends to decrease as the  market  value  of the  underlying  stock  declines.  Convertible  and  debt securities acquired by the Fund may be rated below investment grade, or unrated.
These lower rated  convertible  and debt  securities  are subject to credit risk considerations substantially similar to such considerations affecting high risk, high-yield  bonds,  commonly  referred to as "junk bonds." See High-Yield,  High
Risk Securities for a further discussion of these types of investments.

     Delaware  Corporate  Bond Fund,  Delaware  Extended  Duration Bond Fund and
Delaware  High-Yield  Opportunities  Fund may  invest in  convertible  preferred stocks that offer enhanced yield features,  such as Preferred Equity  Redemption
Cumulative  Stock ("PERCS"),  which provide an investor,  such as the Fund, with the  opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally  features a mandatory conversion  date,  as well as a  capital  appreciation  limit  which is  usually expressed  in terms of a stated  price.  Upon the  conversion  date,  most PERCS convert into common stock of the issuer  (PERCS are  generally  not  convertible into cash at maturity).  Under a typical  arrangement,  if after a predetermined number of years the  issuer's  common stock is trading at a price below that set by the capital  appreciation  limit,  each PERCS  would  convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the  capital  appreciation  limit,  the  holder of the  PERCS  would receive less than one full share of common stock.  The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital  appreciation limit of the PERCS by the market price of the issuer's  common  stock.  PERCS can be called at any time prior to maturity, and hence do not provide call protection.  However,  if called early, the issuer may pay a call premium over the market price to the investor.  This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     Delaware  Corporate  Bond Fund,  Delaware  Extended  Duration Bond Fund and
Delaware  High-Yield  Opportunities  Fund may  also  invest  in  other  enhanced convertible securities. These include but are not limited to ACES (Automatically
Convertible Equity  Securities),  PEPS  (Participating  Equity Preferred Stock),
PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock
Appreciation  Income Linked  Securities),  TECONS (Term Convertible Notes), QICS
(Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible
Securities).  ACES, PEPS,  PRIDES,  SAILS,  TECONS,  QICS, and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation; they are typically issued with three to four-year maturities; they typically  have some built-in call  protection for the first two to three years;
investors have the right to convert them into shares of common stock at a preset conversion  ratio or hold them  until  maturity;  and upon  maturity,  they will automatically  convert to either cash or a specified  number of shares of common stock.

Credit Default Swaps
     Each Fund may enter into  credit  default  swap  ("CDS")  contracts  to the extent consistent with its investment objectives and strategies.  A CDS contract is a  risk-transfer  instrument (in the form of a derivative  security)  through which one party (the "purchaser of protection")  transfers to another party (the
"seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular  reference  security or basket of securities (such as an  index).  In  exchange  for  the  protection  offered  by  the  seller  of protection, the purchaser of protection agrees to pay the seller of protection a periodic  premium.  In the most general sense,  the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of  protection  of the  reference  security or  securities.  The benefit for the seller of  protection  is the premium  income it receives.  A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of the Fund's  portfolio  holdings  (i.e., to reduce risk when the Fund owns or has  exposure  to such  securities).  A Fund also might use CDS contracts to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity,  counterparty and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events  affecting the  underlying  securities.  The aggregate  notional amount (typically, the principal amount of the reference security or securities)
of a Fund's  investments  in the CDS  contracts  will be  limited  to 15% of the
Fund's total net assets. As the purchaser or seller of protection, a Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where a Fund is a purchaser of  protection,  it will designate on its books and records cash or liquid  securities  sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference  security  (or basket of  securities),  (2) a  security  (or basket of securities)  deemed to be the equivalent of the reference security (or basket of securities),  or (3) the negotiated  monetary value of the obligation,  the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the  reference  security (or basket of  securities),  the Fund will designate  on its books and  records  cash or liquid  securities  sufficient  to satisfy the  potential  obligation.  To the extent that the Fund, as a seller of protection,  may be required in the event of a credit  default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its  books  and  records  cash or  liquid  securities  sufficient  to cover  the obligation.  If the CDS permits the Fund to offset its  obligations  against the obligations of the counterparty under the CDS, then the Fund will only designate on its  books and  records  cash or liquid  securities  sufficient  to cover the
Fund's  net  obligation  to the  counterparty,  if  any.  All  cash  and  liquid securities  designated by the Fund to cover its  obligations  under CDSs will be marked to market daily to cover these obligations.

     As the seller of protection in a CDS contract,  a Fund would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of securities) to the counterparty in the event of a default,  bankruptcy,  failure to pay,  obligation  acceleration,  modified  restructuring or agreed upon event
(each of these events is a "Credit  Event").  If a Credit Event  occurs,  a Fund generally  would  receive the security or  securities  to which the Credit Event relates in return for the payment to the  purchaser  of the par value.  Provided that no Credit  Event  occurs,  a Fund would  receive  from the  counterparty  a periodic  stream of  payments  over the term of the  contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the
CDS contact, a Fund would have no delivery  requirement or payment obligation to the  purchaser of  protection.  As the seller of  protection,  a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell  protection in a CDS contract if it cannot  otherwise hold the security
(or basket of securities).

     As the  purchaser of  protection  in a CDS  contract,  the Fund would pay a premium to the seller of protection.  In return,  the Fund would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy  its payment  obligations  to a Fund if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by a Fund to terminate the CDS contract.

     Counterparty   risk.  A  significant   risk  in  CDS  transactions  is  the
creditworthiness  of the  counterparty  because the integrity of the transaction depends  on  the  willingness  and  ability  of the  counterparty  to  meet  its contractual  obligations.  If  there is a  default  by a  counterparty  who is a purchaser of  protection,  a Fund's  potential  loss is the agreed upon periodic stream of payments from the purchaser of protection.  If there is a default by a counterparty  that is a seller of  protection,  a Fund's  potential  loss is the failure to receive  the par value or other  agreed upon value from the seller of protection if a Credit Event  occurs.  CDS contracts do not involve the delivery of collateral to support each party's obligations;  therefore,  a Fund will only
have  contractual  remedies  against  the  counterparty   pursuant  to  the  CDS
agreement.  As with any  contractual  remedy,  there is no guarantee that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to  insolvency.  A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Duration
     Most debt obligations  provide interest  (coupon) payments in addition to a final (par) payment at maturity.  Some  obligations  also have call  provisions.
Depending on the relative magnitude of these payments and the nature of the call provisions,  the market values of debt  obligations  may respond  differently to changes in the level and  structure  of interest  rates.  Traditionally,  a debt security's  term-to-maturity has been used as a proxy for the sensitivity of the security's  price to changes in interest  rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt  security  provides  its final  payment,  taking no  account of the pattern of the security's payments prior to maturity.

     Duration is a measure of the expected life of a fixed income  security that was developed as a more precise alternative to the concept of  term-to-maturity.
Duration  incorporates a bond's yield, coupon interest payments,  final maturity and call features  into one measure.  Duration is one of the  fundamental  tools used by the Manager in the selection of fixed income  securities.  Duration is a measure of the  expected  life of a fixed  income  security  on a present  value basis.  Duration takes the length of the time intervals between the present time and the time that the interest and  principal  payments are scheduled or, in the case of a callable  bond,  expected  to be  received,  and  weights  them by the present  values of the cash to be received at each future point in time. For any fixed income security with interest  payments  occurring prior to the payment of principal,  duration is always less than maturity. In general, all other factors being the  same,  the lower the  stated or coupon  rate of  interest  of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed  income  security,  the shorter the duration of the security.

     There are some situations where even the standard duration calculation does not properly  reflect the  interest  rate  exposure of a security.  For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset.  Another  example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated
final maturity of such securities is generally 30 years, but current  prepayment rates are more critical in determining the  securities'  interest rate exposure.
In these  and other  similar  situations,  the  Manager  will use  sophisticated analytical  techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Equity Securities
     Each Fund may invest in  income-producing  equity securities.  In addition,
Delaware  Delchester  Fund may  invest a portion  of its  assets  in  non-income producing equity securities and Delaware High-Yield  Opportunities Fund may make limited use of non-income producing equity securities.

     Equity securities represent ownership interests in a company and consist of
common  stocks,   preferred  stocks,  warrants  to  acquire  common  stocks  and securities  convertible into common stock.  Investments in equity  securities in general are subject to market  risks that may cause  their  prices to  fluctuate over  time.  Fluctuations  in the  value of  equity  securities  in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Foreign and Emerging Markets Securities
     Each Fund may invest in foreign and emerging markets securities.  Investors should recognize that investing in foreign issuers, including issuers located in emerging  market  countries,  involves  certain  considerations  which  are  not typically associated with investing in United States issuers.

     There are a number of risks  involved in investing  in foreign  securities.
For example,  the assets and profits appearing on the financial  statements of a developing or emerging country issuer may not reflect its financial  position or results of  operations  in the way they  would be  reflected  had the  financial statements  been prepared in accordance  with United States  generally  accepted accounting  principles.  Also,  for an issuer that keeps  accounting  records in local  currency,  inflation  accounting  rules  may  require  for  both  tax and accounting  purposes,  that certain  assets and  liabilities  be restated on the issuer's  balance  sheet in  order to  express  items  in terms of  currency  or constant purchasing power.  Inflation  accounting may indirectly generate losses on profits.

     With respect to a Fund's investment in foreign government securities, there is the risk that a foreign  governmental  issuer may default on its obligations.
If such a default  occurs,  the Fund may have limited  effective  legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the  defaulting  party  itself,  and the  ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political  climate in the relevant  country.  In addition,  no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related  debt obligations in the event of default under their commercial bank loan agreements.

     A Fund may be subject to foreign  withholding  taxes on income from certain foreign securities.  This, in turn, could reduce a Fund's  distributions paid to shareholders.

     Special   rules  govern  the  federal   income  tax  treatment  of  certain
transactions  denominated in terms of a currency  other than the U.S.  dollar or determined  by reference to the value of one or more  currencies  other than the
U.S.  dollar.  The types of transactions  covered by the special rules generally include the following:  (i) the acquisition of, or becoming the obligor under, a bond or other debt  instrument  (including,  to the extent  provided in Treasury
Regulations,  preferred  stock);  (ii) the accruing of certain trade receivables and  payables;  and  (iii)  the  entering  into or  acquisition  of any  forward contract,  futures contract, option and similar financial instruments other than any "regulated  futures contract" or "non-equity  option" marked to market.  The disposition of a currency other than the U.S. dollar by a U.S.  taxpayer is also treated as a transaction subject to the special currency rules. However, foreign
currency-related   regulated  futures  contracts  and  non-equity   options  are
generally  not subject to the special  currency  rules,  if they are or would be treated as sold for their fair  market  value at  year-end  under the marking to market rules applicable to other futures  contracts,  unless an election is made to have such currency rules apply.  With respect to transactions  covered by the special rules,  foreign currency gain or loss is calculated  separately from any gain or loss on the underlying  transaction and is normally  taxable as ordinary gain or loss.  A  taxpayer  may elect to treat as capital  gain or loss  foreign currency gain or loss arising from certain identified forward contracts, futures contracts  and options that are capital  assets in the hands of the taxpayer and which are not part of a straddle.  Certain  transactions  subject to the special currency rules that are part of a "section 988 hedging  transaction" (as defined in the Code and U.S.  Treasury  Regulations) will be integrated and treated as a single  transaction or otherwise treated  consistently for purposes of the Code.
The income tax effects of  integrating  and treating a  transaction  as a single transaction  are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S.
dollar denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

     Investments  and  opportunities  for  investments  by foreign  investors in emerging  market  countries  are subject to a variety of national  policies  and restrictions.  These  restrictions  may  take  the  form of  prior  governmental approval, limits on the amount or type of securities held by foreigners,  limits on the types of companies in which  foreigners  may invest and  prohibitions  on foreign  investments  in issuers or  industries  deemed  sensitive  to  national interests.  Additional restrictions may be imposed at any time by these or other countries in which the Funds  invest.  Although  these  restrictions  may in the future make it  undesirable  to invest in emerging  countries,  a Fund's manager does not believe  that any current  registration  restrictions  would affect its decision to invest in such countries.

High-Yield, High Risk Securities
     Investing  in  so-called  "high-yield"  or "high risk"  securities  entails certain  risks,  including the risk of loss of  principal,  which may be greater than the risks  involved in  investment  grade  securities,  and which should be
considered  by  investors   contemplating  an  investment  in  the  Funds.  Such
securities  are  sometimes  issued by  companies  whose  earnings at the time of issuance are less than the projected debt service on the high-yield  securities.
The risks include the following:

     Youth and  Volatility  of the  High-Yield  Market.  Although the market for high-yield securities has been in existence for many years, including periods of economic downturns,  the high-yield market grew rapidly during the long economic expansion  which took place in the United States  during the 1980s.  During that economic  expansion,  the use of  high-yield  debt  securities  to  fund  highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion.
Although experts disagree on the impact  recessionary  periods have had and will have on the  high-yield  market,  some  analysts  believe a protracted  economic downturn would  severely  disrupt the market for  high-yield  securities,  would adversely  affect the value of outstanding  bonds and would adversely affect the ability of high-yield  issuers to repay  principal and interest.  Those analysts cite volatility experienced in the high-yield market in the past as evidence for their  position.  It is likely that protracted  periods of economic  uncertainty would  result  in  increased  volatility  in the  market  prices  of  high-yield
securities,   an  increase  in  the  number  of  high-yield  bond  defaults  and corresponding volatility in a Fund's net asset value.

     Liquidity and Valuation.  The secondary market for high-yield securities is currently  dominated  by  institutional  investors,  including  mutual funds and certain  financial  institutions.  There  is  generally  no  established  retail secondary market for high-yield  securities.  As a result,  the secondary market for high-yield  securities is more limited and less liquid than other  secondary securities markets. The high-yield secondary market is particularly  susceptible to liquidity  problems when the institutions which dominate it temporarily cease buying such securities for regulatory,  financial or other reasons,  such as the savings  and loan  crisis.  A less liquid  secondary  market may have an adverse effect on a Fund's ability to dispose of particular issues,  when necessary,  to meet a Fund's liquidity needs or in response to a specific  economic event, such as the deterioration in the  creditworthiness of the issuer. In addition, a less liquid  secondary  market makes it more  difficult for a Fund to obtain  precise valuations  of the  high-yield  securities  in  its  portfolio.  During  periods involving  such  liquidity  problems,  judgment  plays a greater role in valuing high-yield  securities  than is  normally  the case.  The  secondary  market for high-yield  securities  is also  generally  considered  to be more  likely to be
disrupted  by  adverse   publicity  and  investor   perceptions  than  the  more
established secondary securities markets. Privately placed high-yield securities are  particularly  susceptible  to the liquidity and  valuation  risks  outlined above.

     Legislative  and Regulatory  Action and  Proposals.  There are a variety of legislative  actions which have been taken or which are considered  from time to time by the United States Congress which could  adversely  affect the market for
high-yield   bonds.   For  example,   Congressional   legislation   limited  the
deductibility  of  interest  paid on  certain  high-yield  bonds used to finance
corporate  acquisitions.   Also,   Congressional   legislation  has,  with  some
exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield  securities.  Regulatory actions have also affected the high-yield market. For example,  many insurance companies have restricted or eliminated  their  purchases  of  high-yield  bonds as a result of,  among other factors,  actions taken by the National Association of Insurance  Commissioners.
If similar  legislative  and  regulatory  actions are taken in the future,  they could result in further tightening of the secondary market for high-yield issues and could reduce the number of new high-yield securities being issued.

     Delaware  Corporate Bond Fund and Delaware  Extended Duration Bond Fund may
invest  up to 20% of their  respective  net  assets  in  securities  rated BB by
Standard &  Poor's  ("S&P") or Ba by Moody's Investors  Service,  Inc.'s
("Moody's").

Interest Rate and Index Swaps
     Delaware  Corporate Bond Fund and Delaware  Extended Duration Bond Fund may
invest in  interest  rate and index  swaps to the extent  consistent  with their respective  investment  objectives  and  strategies.  A Fund will only invest in swaps  in  which  all  the  reference  rates  are  related  to or  derived  from instruments  or markets in which the Fund is otherwise  eligible to invest,  and subject to the investment  limitations on the instruments to which the purchased reference rate relates.

     Swaps are agreements to exchange payment streams over a period of time with another  party,  called  a  counterparty.  Each  payment  stream  is  based on a specified  rate,  which could be a fixed or variable  interest rate, the rate of return on an index,  or some other  reference  rate.  The  payment  streams  are calculated  with  reference  to a  hypothetical  principal  amount,  called  the notional principal or the notional amount. For example, in an interest rate swap one  party  may  agree to pay a fixed  interest  rate to a  counterparty  and to receive in return  variable  interest rate payments from the  counterparty.  The amount that each party pays is calculated by multiplying  the fixed and variable rates,  respectively,  by the notional  amount.  The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction;  it is used only to calculate the value of the payment streams.

     When two  counterparties  each wish to swap  interest rate  payments,  they typically  each  enter  into a  separate  interest  rate  swap  contract  with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly.  The  broker/dealer intermediary  enters into numerous  transactions  of this sort,  and attempts to mange its portfolio of swaps so as to match and offset its payment  receipts and obligations.

     The typical minimum notional amount is $5 million.  Variable interest rates are usually set by reference to the London  Inter-Bank  Offered Rate  ("LIBOR").
The typical  maximum term of an interest rate swap agreement  ranges from one to twelve  years.  Index  swaps tend to be shorter  term,  often for one year.  The
Manager  presently  intends to purchase  swaps with  maturities of six to twelve months, and in no event greater than two years.

     The Funds may also engage in index swaps,  also called total return  swaps.
In an index swap, a Fund may enter into a contract with a counterparty  in which the counterparty will make payments to the Fund based on the positive returns of an index,  such as a corporate bond index,  in return for the Fund paying to the counterparty  a fixed  or  variable  interest  rate,  as well as  paying  to the counterparty  any  negative  returns  on the  index.  In a  sense,  the  Fund is purchasing  exposure  to an index in the  amount of the  notional  principal  in return for making  interest  rate  payments on the notional  principal.  As with interest rate swaps,  the notional  principal does not actually  change hands at any point in the transaction.  The  counterparty,  typically an investment bank, manages  its  obligations  to make  total  return  payments  by  maintaining  an inventory of the fixed-income securities that are included in the index.

     Swap  transactions  provide  several  benefits to the Funds.  Interest rate swaps may be used as a  duration  management  tool.  Duration  is a measure of a bond's  interest-rate  sensitivity,  expressed  in terms of years  because it is related to the length of time  remaining on the life of a bond. In general,  the longer a bond's duration, the more sensitive the bond's price will be to changes in interest rates. The average duration of a Fund is the weighted average of the durations of the Fund's fixed-income securities.

     If a Fund wished to shorten the  duration of certain of its assets,  longer term  assets  could  be  sold  and  shorter  term  assets  acquired,  but  these transactions have potential tax and return differential  consequences.  By using an  interest  rate swap,  the Fund could  agree to make  semi-annual  fixed rate payments and receive semi-annual floating rate LIBOR payments adjusted every six months. The duration of the floating rate payments received by the Fund will now be six months.  In effect,  the Fund has reduced  the  duration of the  notional amount  invested  from a  longer  term to six  months  over the life of the swap agreement.

     The Funds may also use swaps to gain  exposure  to  specific  markets.  For example,  suppose bond dealers have  particularly  low  inventories of corporate bonds,  making it difficult for a fixed-income  fund to increase its exposure to the  corporate  bond  segment of the market.  It is  generally  not  possible to purchase  exchange-traded  options  on a  corporate  bond  index.  A Fund  could replicate  exposure to the  corporate  bond market,  however,  by engaging in an index swap in which the Fund gains  exposure to a corporate bond index in return for paying a LIBOR-based floating interest rate.

     Other  uses of swaps  could help  permit the Funds to  preserve a return or spread on a  particular  investment  or portion of its  portfolio  or to protect against an increase in the price of securities a Fund anticipates  purchasing at a later date.  Interest rate swaps may also be  considered  as a substitute  for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract,  and may be considered to provide more
liquidity  than  similar  forward  contracts,   particularly  long-term  forward
contracts.

     Counterparty   risk.  The  primary  risk  of  swap   transactions   is  the
creditworthiness  of the  counterparty,  since the integrity of the  transaction depends on the  willingness  and ability of the  counterparty  to  maintain  the agreed upon payment stream. This risk is often referred to as counterparty risk.
If there is a  default  by a  counterparty  in a swap  transaction,  the  Fund's potential loss is the net amount of payments the Fund is contractually  entitled to receive for one  payment  period (if any - the Fund could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of securities or other underlying assets  or  principal  as  collateral  for the  transaction.  A Fund  will  have contractual remedies pursuant to the swap agreement but, as with any contractual remedy,  there is no guarantee  that a Fund would be successful in pursuing them
-- the  counterparty may be judgment proof due to insolvency,  for example.  The
Funds thus assume the risk that they will be delayed or prevented from obtaining payments owed to them. The standard industry swap agreements do, however, permit a Fund to terminate a swap agreement (and thus avoid making additional payments)
in the event that a counterparty fails to make a timely payment to the Fund.

     In  response  to this  counterparty  risk,  several  securities  firms have established  separately  capitalized  subsidiaries  that  have a  higher  credit rating,  permitting them to enter into swap transactions as a dealer.  The Funds will not be permitted to enter into any swap transaction  unless, at the time of entering  into such  transaction,  the  unsecured  long-term  debt of the actual counterparty,  combined  with any  credit  enhancements,  is rated at least A by
S&P or Moody's or is determined to be of  equivalent  credit  quality by the
Manager.   In  addition,   the  Manager   will   closely   monitor  the  ongoing
creditworthiness of swap counterparties in order to minimize the risk of swaps.

     In addition to  counterparty  risk,  the use of swaps also  involves  risks similar to those associated with ordinary  portfolio security  transactions.  If the  portfolio  manager is incorrect in his or her forecast of market  values or interest  rates,  the investment  performance of a Fund which has entered into a swap  transaction  could  be less  favorable  than it  would  have  been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount a Fund might theoretically be required to pay in a swap transaction.

     In order to ensure that a Fund will only engage in swap transactions to the extent  consistent with its investment  objectives and  strategies,  a Fund will only engage in a swap transaction if all of the reference rates used in the swap are  related to or derived  from  securities,  instruments  or markets  that are otherwise eligible  investments for the Fund.  Similarly,  the extent to which a
Fund may invest in a swap, as measured by the notional  amount,  will be subject to the same  limitations  as the  eligible  investments  to which the  purchased reference rate relates.

     The  Funds  will,   consistent  with  industry   practice,   segregate  and
mark-to-market  daily cash or other liquid  assets  having an  aggregate  market value at least  equal to the net  amount of the  excess,  if any,  of the Fund's payment  obligations  over its  entitled  payments  with  respect  to each  swap contract.  To the extent  that a Fund is  obligated  by a swap to pay a fixed or variable  interest rate, the Fund may segregate  securities that are expected to generate income sufficient to meet the Fund's net payment obligations.

     There is not a well developed  secondary  market for interest rate or index swaps.  Most interest rate swaps are nonetheless  relatively liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price.  Most index  swaps,  on the other  hand,  are  considered  to be illiquid because the counterparty/dealer will typically not unwind an index swap prior to its termination  (and, not  surprisingly,  index swaps tend to have much shorter terms).  The Funds will therefore treat all swaps as subject to their limitation
on  illiquid   investments.   For  purposes  of  calculating   these  percentage
limitations, the Funds will refer to the notional amount of the swap.

     Swaps will be priced  using fair value  pricing.  The income  provided by a swap should be  qualifying  income for purposes of  Subchapter M of the Internal
Revenue   Code.   Swaps  should  not   otherwise   result  in  any   significant
diversification or valuation issues under Subchapter M.

Investment Companies
     Each Fund is permitted to invest in other investment  companies,  including open-end,  closed-end or unregistered  investment  companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.  However,  each Fund may not  operate  as a "fund of  funds"  which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments by such a "fund of funds."

Options, Futures and Options on Futures
     Delaware  Corporate Bond Fund and Delaware  Extended Duration Bond Fund may
purchase  call  options or  purchase  put  options and will not engage in option strategies for speculative purposes.

     Purchasing Call Options. Delaware Corporate Bond Fund and Delaware Extended
Duration Bond Fund may purchase call options to the extent that premiums paid by the Funds do not  aggregate  more than 2% of the Funds' total  assets.  When the
Funds  purchase a call option,  in return for a premium paid by the Funds to the writer of the option, the Funds obtain the right to buy the security  underlying the  option at a  specified  exercise  price at any time  during the term of the option. The writer of the call option, who receives the premium upon writing the option,  has the  obligation,  upon  exercise  of the  option,  to  deliver  the underlying  security  against  payment of the exercise  price.  The advantage of purchasing  call  options  is that  Delaware  Corporate  Bond Fund and  Delaware
Extended  Duration  Bond Fund may alter  portfolio  characteristics  and  modify portfolio  maturities  without  incurring  the cost  associated  with  portfolio transactions.

     Delaware  Corporate Bond Fund and Delaware Extended Duration Bond Fund may,
following  the purchase of a call option,  liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option  previously  purchased.  Delaware  Corporate  Bond Fund and
Delaware  Extended  Duration Bond Fund will realize a profit from a closing sale transaction  if the price  received on the  transaction is more than the premium paid to purchase the original call option;  the Funds will realize a loss from a closing sale  transaction if the price received on the  transaction is less than the premium paid to purchase the original call option.

     Although  Delaware  Corporate Bond Fund and Delaware Extended Duration Bond
Fund will generally  purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance that a liquid  secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event,  it may not be  possible to effect  closing  transactions  in  particular options,  with the result that the Funds would have to exercise their options in order to realize  any  profit and would  incur  brokerage  commissions  upon the exercise of such options and upon the  subsequent  disposition of the underlying securities  acquired through the exercise of such options.  Further,  unless the price of the underlying security changes  sufficiently,  a call option purchased by the Funds may expire without any value to the Funds.

     Purchasing Put Options.  Delaware Corporate Bond Fund and Delaware Extended
Duration  Bond Fund may invest up to 2% of its total  assets in the  purchase of put options.  The Funds will,  at all times during which they hold a put option, own the security covered by such option.

     A put  option  purchased  by  Delaware  Corporate  Bond  Fund and  Delaware
Extended  Duration  Bond  Fund  gives  the  Funds the right to sell one of their securities  for an  agreed  price up to an  agreed  date.  The  Funds  intend to purchase  put options in order to protect  against a decline in the market value of the  underlying  security  below the exercise price less the premium paid for the option  ("protective  puts"). The ability to purchase put options will allow
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund to protect unrealized gain in an appreciated  security in their portfolios without actually selling the security. If the security does not drop in value, Delaware Corporate
Bond Fund and Delaware  Extended  Duration  Bond Fund will lose the value of the premium  paid.  The  Funds may sell a put  option  which  they  have  previously purchased prior to the sale of the securities  underlying such option. Such sale will result in a net gain or loss  depending  on whether the amount  received on the sale is more or less than the  premium and other  transaction  costs paid on the put option which is sold.

     Delaware  Corporate Bond Fund and Delaware  Extended Duration Bond Fund may
sell a put option purchased on individual  portfolio  securities.  Additionally, the Funds may enter into closing sale  transactions.  A closing sale transaction is one in which the Funds,  when they are the holder of an  outstanding  option, liquidate  their  position by selling an option of the same series as the option previously purchased.

     Futures and Options on Futures.  Delaware  Corporate Bond Fund and Delaware
Extended Duration Bond Fund may enter into contract for the purchase or sale for future  delivery of securities or foreign  currencies.  When the Funds engage in futures transactions, to the extent required by the SEC, they will maintain with their custodian bank, assets in a segregated  account to cover their obligations with  respect  to such  contracts,  which  assets  will  consist  of cash,  cash equivalents or high quality debt securities  from their  portfolios in an amount equal to the  difference  between the  fluctuating  market value of such futures contracts and the aggregate  value of the margin payments made by the Funds with respect to such futures contracts.

     The Funds may enter into such  futures  contracts  to protect  against  the adverse affects of  fluctuations  in interest or foreign  exchange rates without actually buying or selling the securities or foreign currency.  For example,  if interest  rates are  expected to  increase,  the Funds might enter into  futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Funds.
If  interest  rates  did  increase,  the  value  of the debt  securities  in the portfolio  would  decline,  but the value of the futures  contracts to the Funds would increase at  approximately  the same rate,  thereby  keeping the net asset value of the Funds from declining as much as it otherwise would have. Similarly, when it is expected that interest  rates may decline,  futures  contracts may be purchased to hedge in  anticipation  of  subsequent  purchases of  securities at higher prices.  Since the fluctuations in the value of futures  contracts should be similar to those of debt  securities,  the Funds could take  advantage of the anticipated rise in value of debt securities  without actually buying them until the  market  had  stabilized.  At that  time,  the  futures  contracts  could be liquidated and the Funds could then buy debt securities on the cash market.

     With respect to options on futures contracts,  when Delaware Corporate Bond
Fund and Delaware  Extended  Duration  Bond Fund is not fully  invested,  it may purchase a call option on a futures  contract to hedge against a market  advance due to  declining  interest  rates.  The  writing of a call  option on a futures contract  constitutes  a  partial  hedge  against  declining  prices of the U.S.
government  securities  which  are  deliverable  upon  exercise  of the  futures contract.  If the  futures  price at the  expiration  of the option is below the exercise  price,  the Funds will  retain the full  amount of the option  premium which provides a partial hedge against any decline that may have occurred in the portfolio  holdings.  The  writing  of  a  put  option  on  a  futures  contract constitutes a partial hedge against  increasing  prices of the securities  which are deliverable upon exercise of the futures  contract.  If the futures price at expiration  of the  option is higher  than the  exercise  price,  the Funds will retain the full  amount of the option  premium  which  provides a partial  hedge against any increase in the price of U.S. government  securities which the Funds intend to purchase.

     To the extent that interest rates move in an unexpected direction, Delaware
Corporate Bond Fund and Delaware Extended Duration Bond Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example,  if the Funds hedged against the  possibility of an increase  in  interest  rates  which  would  adversely  affect the price of U.S.
government  securities  held in their  portfolios  and interest  rates  decrease instead,  the Funds will lose part or all of the benefit of the increased  value of their  U.S.  government  securities  which they have  because  they will have offsetting losses in their futures position. In addition, in such situations, if the Funds had  insufficient  cash, they may be required to sell U.S.  government securities from their  portfolios to meet daily variation  margin  requirements.
Such sales of securities may, but will not  necessarily,  be at increased prices which reflect the rising market. The Funds may be required to sell securities at a time when they may be disadvantageous to do so.

     Further,  with respect to options on futures contracts,  Delaware Corporate
Bond  Fund and  Delaware  Extended  Duration  Bond Fund may seek to close out an option  position by writing or buying an offsetting  position  covering the same securities or contracts and have the same exercise  price and  expiration  date.
The ability to establish  and close out  positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

     Although not fundamental  policy, the Funds currently intend to limit their investments in futures contracts and options thereon to the extent that not more than 5% of each Funds' assets are required as futures  contract  margin deposits and  premiums  on options  and only to the extent  that  obligations  under such contracts and transactions represent not more than 20% of each Fund's assets.

Portfolio Loan Transactions
     Each Fund may loan up to 25% of its assets to qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  (1) each  transaction  must have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit payable by banks  acceptable to the Fund involved from the  borrower;  (2) this  collateral  must be valued  daily and  should the market  value of the loaned  securities  increase,  the  borrower  must  furnish additional  collateral  to the Fund;  (3) the Fund must be able to terminate any loan after notice, at any time; (4) the Fund must receive reasonable interest on any  loan,  and any  dividends,  interest  or  other  distributions  on the lent securities,  and any  increase in the market value of such  securities;  (5) the
Fund may pay  reasonable  custodian  fees in connection  with the loan;  (6) the voting rights on the lent securities may pass to the borrower;  however,  if the
Trustees  of the Trust  know that a  material  event  will  occur  affecting  an investment  loan, they must either terminate the loan in order to vote the proxy or enter  into an  alternative  arrangement  with the  borrower  to  enable  the
Trustees to vote the proxy.

     The major risk to which a Fund would be  exposed on a loan  transaction  is the risk that the  borrower  would go  bankrupt  at a time when the value of the security goes up.  Therefore,  each Fund will only enter into loan  arrangements after a review of all pertinent  facts by the Manager,  under the supervision of the Board of Trustees,  including the  creditworthiness of the borrowing broker, dealer or  institution  and then only if the  consideration  to be received from such loans would  justify the risk.  Creditworthiness  will be  monitored  on an ongoing basis by the Manager.

Repurchase Agreements
     The  Funds are  permitted  to invest  in  repurchase  agreements,  but they normally so only to invest cash balances. A repurchase agreement is a short-term investment by which the purchaser  acquires ownership of a debt security and the seller  agrees to  repurchase  the  obligation  at a future  time and set price, thereby determining the yield during the purchaser's  holding period.  Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the  market  value of the  security.  Each Fund will  limit its  investments  in repurchase  agreements  to those which the Manager  determines  present  minimal credit risks and which are of high  quality.  In  addition,  each Fund must have collateral of 102% of the repurchase price,  including the portion  representing the Fund's yield under such agreements, which is monitored on a daily basis.

     The  funds  in  the  Delaware   Investments(R)   Family  (each  a  Delaware
Investments(R) Fund" and collectively, the "Delaware Investments(R) Funds") have obtained an exemption from the  joint-transaction  prohibitions of Section 17(d)
of the 1940 Act to allow  certain  funds  jointly to invest cash  balances.  The
Funds may invest cash  balances in a joint  repurchase  agreement in  accordance with the terms of the Order and subject  generally to the  conditions  described above.

Restricted/Illiquid Securities
     The Funds may purchase  privately-placed  debt and other  securities  whose
resale  is  restricted  under   applicable   securities  laws.  Such  restricted
securities generally offer a higher return than comparable registered securities
but   involve   some   additional   risk  since  they  can  be  resold  only  in
privately-negotiated   transactions  or  after   registration  under  applicable
securities laws. The registration  process may involve delays which could result in the Funds  obtaining a less favorable  price on a resale.  Each Fund will not purchase  illiquid  assets if more than 15% of its  respective  net assets would then consist of such illiquid securities.

     Illiquid  securities,  for  purposes  of this  policy,  include  repurchase agreements maturing in more than seven days.

     Each  Fund  may  invest  in  restricted  securities,  including  securities eligible  for resale  without  registration  pursuant  to Rule 144A  ("Rule 144A
Securities")  under the 1933 Act.  Rule 144A exempts many  privately  placed and legally restricted securities from the registration requirements of the 1933 Act and permits such  securities  to be freely  traded among  certain  institutional buyers such as the Funds.

     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Manager the day-to-day  functions of determining  whether or not individual Rule
144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets.  The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security:  (i) the frequency of trades and  trading  volume for the  security;  (ii)  whether at least  three dealers are willing to purchase or sell the security and the number of potential purchasers;  (iii)  whether  at least  two  dealers  are  making a market in the security;  and (iv) the nature of the security and the nature of the marketplace trades  (e.g.,  the time  needed  to  dispose  of the  security,  the  method of soliciting offers, and the mechanics of transfer).

     If the Manager  determines  that a Rule 144A Security  which was previously determined to be liquid is no longer liquid and, as a result,  a Fund's holdings of illiquid securities exceed the Fund's limit on investment in such securities, the Manager  will  determine  what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Short-Term Investments
     The short-term  investments in which the Funds may invest include,  but are not limited to:

     (1) Time deposits,  certificates of deposit (including  marketable variable rate  certificates  of  deposit)  and  bankers'  acceptances  issued  by a  U.S.
commercial  bank.  Time  deposits are  non-negotiable  deposits  maintained in a banking  institution  for a specified  period of time at a stated interest rate.
Time  deposits  maturing  in more than seven days will not be  purchased  by the
Funds, and time deposits  maturing from two business days through seven calendar days will not exceed 15% of the total assets of a Fund.  Certificates of deposit are negotiable  short-term  obligations issued by commercial banks against funds deposited in the issuing institution.  Variable rate certificates of deposit are certificates  of deposit on which the  interest  rate is  periodically  adjusted prior to their stated  maturity  based upon a specified  market rate. A bankers'
acceptance is a time draft drawn on a commercial  bank by a borrower  usually in connection with an international  commercial transaction (to finance the import, export, transfer or storage of goods).

     The Fund will not invest in any security issued by a commercial bank unless
(i) the bank has total  assets of at least $1 billion  or, in the case of a bank which  does  not  have  total  assets  of at least  $1  billion,  the  aggregate investment  made in any one such bank is limited to $100,000  and the  principal amount of such  investment is insured in full by the Federal  Deposit  Insurance
Corporation,  (ii) it is a member of the Federal Deposit Insurance  Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

     (2)   Commercial   paper   with   the   highest   quality   rating   by   a
nationally-recognized  statistical rating  organization (e.g., A-1 by S&P or
Prime-1 by Moody's) or, if not so rated, of comparable  quality as determined by the Manager;

     (3) Short-term  corporate  obligations with the highest quality rating by a nationally-recognized  statistical rating  organization (e.g., AAA by S&P or
Aaa by Moody's) or, if not so rated, of comparable  quality as determined by the
Manager;

     (4) U.S. government securities (see U.S. Government Securities); and

     (5) Repurchase agreements collateralized by securities listed above.

Unseasoned Companies
     Delaware  Corporate  Bond Fund,  Delaware  Extended  Duration Bond Fund and
Delaware  High-Yield   Opportunities  Fund  may  invest  in  relatively  new  or
unseasoned  companies which are in their early stages of  development,  or small companies  positioned in new and emerging  industries  where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Fund may invest may have relatively small revenues, limited product  lines,  and may have a small share of the market for their  products or services.  Small  companies may lack depth of management,  they may be unable to internally  generate funds  necessary for growth or potential  development or to generate such funds through  external  financing or favorable terms, or they may be  developing  or marketing  new products or services for which markets are not yet  established  and may  never  become  established.  Due to these  and  other factors,  small  companies  may  suffer  significant  losses as well as  realize substantial  growth,  and  investments in such companies tend to be volatile and are therefore speculative.

U.S. Government Securities
     U.S.  Treasury  securities are backed by the "full faith and credit" of the
United  States.  Securities  issued or guaranteed  by federal  agencies and U.S.
government  sponsored  instrumentalities  may or may not be  backed  by the full faith and credit of the United  States.  In the case of securities not backed by the full faith and credit of the United  States,  investors  in such  securities look  principally to the agency or  instrumentality  issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United  States  itself in the event the agency or  instrumentality  does not meet its  commitment.  Agencies which are backed by the full faith and credit of the United States include the Export-Import  Bank, Farmers Home  Administration,
Federal  Financing  Bank,  the  Federal  Housing  Administration,  the  Maritime
Administration,  the Small Business Administration, and others. Certain agencies and  instrumentalities,  such as the Government  National  Mortgage  Association
("GNMA"),  are,  in  effect,  backed by the full  faith and credit of the United
States through  provisions in their charters that they may make  "indefinite and unlimited"  drawings on the Treasury,  if needed to service its debt.  Debt from certain other  agencies and  instrumentalities,  including the Federal Home Loan
Bank and Federal National Mortgage Association  ("FNMA"),  are not guaranteed by the United States,  but those  institutions  are protected by the  discretionary authority for the U.S.  Treasury to purchase certain amounts of their securities to assist the  institutions in meeting their debt  obligations.  Finally,  other agencies and  instrumentalities,  such as the Farm Credit System,  the Tennessee
Valley Authority and the Federal Home Loan Mortgage  Corporation,  are federally chartered  institutions  under  U.S.  government  supervision,  but  their  debt securities are backed only by the  creditworthiness of those  institutions,  not the U.S. government.

     An  instrumentality  of a U.S.  government  agency is a  government  agency organized under Federal charter with government  supervision.  Instrumentalities issuing or  guaranteeing  securities  include,  among others,  Federal Home Loan
Banks,  the  Federal  Land  Banks,   Central  Bank  for  Cooperatives,   Federal
Intermediate Credit Banks and the Federal National Mortgage Association.

     The  maturities  of such  securities  usually range from three months to 30 years.  While such securities are guaranteed as to principal and interest by the
U.S. government or its instrumentalities,  their market values may fluctuate and are not  guaranteed,  which  may,  along with the other  securities  in a Fund's portfolio, cause a Class' daily net asset value to fluctuate.

When-Issued and Delayed Delivery Securities
     Each Fund may purchase  securities  on a  when-issued  or delayed  delivery basis. In such transactions, instruments are purchased with payment and delivery taking  place in the  future  in order to  secure  what is  considered  to be an advantageous  yield or price at the  time of the  transaction.  Delivery  of and payment for these  securities may take as long as a month or more after the date of the purchase commitment.  A Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated  assets daily.
The payment  obligation  and the  interest  rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until  settlement.  Thus,  it is possible  that the market value at the time of  settlement  could be higher  or lower  than the  purchase  price if the general level of interest rates has changed.

Zero Coupon and Pay-In-Kind Bonds
     The credit risk factors  pertaining to lower rated securities also apply to lower rated zero coupon,  deferred interest and pay-in-kind  bonds.  These bonds carry an additional risk in that, unlike bonds that pay interest  throughout the period to maturity, a Fund will realize no cash until the cash payment date and, if the issuer defaults,  the Fund may obtain no return at all on its investment.
Zero coupon,  deferred interest and pay-in-kind bonds involve additional special considerations.

     Zero coupon or deferred  interest  securities are debt  obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified  date when the securities  begin paying current  interest (the "cash payment date") and therefore are generally  issued and traded at a discount from their face  amounts or par value.  The  discount  varies  depending  on the time remaining  until  maturity or cash  payment  date,  prevailing  interest  rates, liquidity of the security and the perceived  credit  quality of the issuer.  The discount,  in the absence of  financial  difficulties  of the issuer,  typically decreases as the final maturity or cash payment date of the security approaches.
The market prices of zero coupon securities are generally more volatile than the market prices of  securities  that pay interest  periodically  and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest  securities  having similar  maturities and credit quality.
Current  federal income tax law requires that a holder of a zero coupon security report as income each year the  portion of the  original  issue  discount on the security  that  accrues  that year,  even  though the  holder  receives  no cash payments of interest during the year.

     Pay-in-kind  bonds are securities that pay interest through the issuance of additional  bonds.  The Fund will be deemed to receive interest over the life of these  bonds and be  treated  as if  interest  were paid on a current  basis for federal income tax purposes,  although no cash interest payments are received by the Fund until the cash  payment  date or until the bonds  mature.  Accordingly, during  periods  when the Fund  receive no cash  interest  payments  on its zero coupon securities or deferred interest or pay-in-kind  bonds, it may be required to dispose of portfolio  securities to meet the  distribution  requirements  and these sales may be subject to the risk factors  discussed above. The Fund is not limited in the  amount of its  assets  that may be  invested  in these  types of securities.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Fund has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after 30 calendar days have passed. The Trust posts a list of each Fund's portfolio holdings monthly, with a
30 day lag, on the Funds' Web site, www.delawareinvestments.com. In addition, on a 10 day lag, we also make available a month-end  summary  listing of the number of each Fund's securities, country and asset allocations, and top ten securities and  sectors by  percentage  of  holdings  for each Fund.  This  information  is available publicly to any and all shareholders free of charge once posted on the
Web site by calling 800 523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Funds'
independent registered public accounting firm, the Funds' custodian,  the Funds'
legal counsel,  the Funds' financial printer and the Funds' proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Funds,  the  Manager  nor any  affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     The Trust's Board of Trustees will be notified of any substantial change to the foregoing  procedures.  The Board of Trustees also receives an annual report from the Trust's Chief Compliance Officer which,  among other things,  addresses the operation of the Trust's  procedures  concerning the disclosure of portfolio holdings information.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other  Delaware  Investments(R)  Funds.  As of November
17],  2006,  the  Trust's  officers  and  Trustees  owned  less  than  1% of the outstanding  shares  of each  Class  of each  Fund.  The  Trust's  Trustees  and principal  officers  are noted  below  along with their ages and their  business experience  for the past five years.  The Trustees  serve for  indefinite  terms until their resignation, death or removal.

-------------- --------------- --------------- ------------- -------- ------------
                                                              Number
                                                                of
                                                              Port-
                                                              folios
                                                                in
                                                               Fund      Other
                                                              Complex   Director-
                                                              Overseen   ships
                                                 Principal      by       Held by
Name,           Position(s)                    Occupation(s)  Trustee   Trustee/
Address and    Held with the     Length of      During Past     or      Director
Birthdate          Trust        Time Served      5 Years      Officer  or Officer
----------------------------------------------------------------------------------
Interested Trustees
-------------- --------------- --------------- -------------- -------- -----------
Patrick P.       Chairman,      Chairman and    Mr. Coyne        84      None
Coyne(2)         President,    Trustee since    has served
2005 Market        Chief         August 16,     in various
Street           Executive          2006        executive
Philadelphia,   Officer and                     capacities
PA 19103          Trustee      President and        at
                                   Chief        different
April 14,                        Executive       times at
1963                           Officer since     Delaware
                               August 1, 2006  Investments(1)
-------------- --------------- --------------- -------------- -------- -----------
Independent Trustees
-------------- --------------- --------------- -------------- -------- -----------
Thomas L.         Trustee       Since March      Private         84      None
Bennett                             2005        Investor -
2005 Market                                    (March 2004
Street                                          - Present)
Philadelphia,
PA 19103                                        Investment
                                                Manager -
October 4,                                        Morgan
1947                                            Stanley &
                                                   Co.
                                                 (January
                                                  1984 -
                                               March 2004)

-------------- --------------- --------------- -------------- -------- -----------
John A. Fry       Trustee      Since January   President -       84    Director -
2005 Market                         2001        Franklin &             Community
Street                                           Marshall               Health
Philadelphia,                                    College                Systems
PA 19103                                        (June 2002
                                                - Present)
May 28, 1960
                                                Executive
                                                   Vice
                                               President -
                                                University
                                                    of
                                               Pennsylvania
                                               (April 1995
                                               - June 2002)

-------------- --------------- --------------- -------------- -------- -----------
Anthony D.        Trustee       Since April    Founder/Managing  84       None
Knerr                               1990        Director -
2005 Market                                      Anthony
Street                                           Knerr &
Philadelphia,                                   Associates
PA 19103                                        (Strategic
                                               Consulting)
December 7,                                      (1990 -
1938                                             Present)

-------------- --------------- --------------- -------------- -------- -----------
Lucinda S.        Trustee       Since March       Chief          84        None
Landreth                            2005        Investment
2005 Market                                     Officer -
Street                                          Assurant,
Philadelphia,                                      Inc.
PA 19103                                       (Insurance)
                                                 (2002 -
June 24, 1947                                     2004)

-------------- --------------- --------------- -------------- -------- -----------
Ann R. Leven      Trustee          Since       Treasurer/Chief   84     Director
2005 Market                    September 1989     Fiscal                and Audit
Street                                           Officer --              Committee
Philadelphia,                                     National             Chairperson
PA 19103                                         Gallery of                 -
                                                    Art                   Andy
November 1,                                        (1994 -                Warhol
1940                                               1999)               Foundation

                                                                       Director
                                                                       and Audit
                                                                       Committee
                                                                       Member -
                                                                       Systemax
                                                                         Inc.

-------------- --------------- --------------- ------------- -------- ------------
Thomas F.         Trustee      Since May 1999  President/Chief   84    Director -
Madison                                         Executive               Banner
2005 Market                                     Officer -               Health
Street                                             MLM
Philadelphia,                                   Partners,              Director -
PA 19103                                           Inc.               CenterPoint
                                                  (Small                Energy
February 25,                                     Business
1936                                           Investing &             Director
                                               Consulting)             and Audit
                                                 (January              Committee
                                                  1993 -               Member -
                                                 Present)               Digital
                                                                      River Inc.

                                                                       Director
                                                                       and Audit
                                                                       Committee
                                                                       Member -
                                                                        Rimage
                                                                      Corporation

                                                                      Director -
                                                                        Valmont
                                                                      Industries,
                                                                         Inc.

-------------- --------------- --------------- -------------- -------- -----------
Janet L.          Trustee       Since April        Vice          84       None
Yeomans                             1999        President
2005 Market                                      (January
Street                                            2003 -
Philadelphia,                                    Present)
PA 19103                                           and
                                                Treasurer
July 31, 1948                                    (January
                                                  2006 -
                                                 Present)
                                                    3M
                                               Corporation

                                                Ms. Yeomans
                                                  has held
                                                  various
                                                 management
                                                 positions
                                                   at 3M
                                                Corporation
                                                since 1983.

-------------- --------------- --------------- -------------- -------- -----------
J. Richard        Trustee       Since March     Founder -        84      Director
Zecher                              1999         Investor               and Audit
2005 Market                                     Analytics               Committee
Street                                            (Risk                 Member -
Philadelphia,                                  Management)              Investor
PA 19103                                       (May 1999 -              Analytics
                                                 Present)
July 3, 1940                                                            Director
                                                                        and Audit
                                                                        Committee
                                                                        Member -
                                                                        Oxigene,
                                                                          Inc.

-------------- --------------- --------------- -------------- -------- -----------

-------------- --------------- --------------- -------------- -------- -----------
                                                               Number
                                                                of
                                                              Port-
                                                              folios
                                                                in
                                                               Fund      Other
                                                              Complex   Director-
                                                              Overseen   ships
                                                 Principal      by       Held by
Name,           Position(s)                    Occupation(s)  Trustee   Trustee/
Address and    Held with the     Length of      During Past     or      Director
Birthdate          Trust        Time Served      5 Years      Officer  or Officer
----------------------------------------------------------------------------------
Officers
-------------- --------------- --------------- -------------- -------- -----------
David F.            Vice       Vice President    Mr. Connor      84      None(3)
Connor           President,         since        has served
2005 Market        Deputy      September 2000     as Vice
Street            General       and Secretary    President
Philadelphia,   Counsel and     since October    and Deputy
PA 19103         Secretary          2005          General
                                                 Counsel at
December 2,                                       Delaware
1963                                            Investments
                                                 since 2000
-------------- --------------- --------------- -------------- -------- -----------
David P.        Senior Vice      Senior Vice        Mr.          84      None(3)
O'Connor         President,      President,       O'Connor
2005 Market       General          General       has served
Street          Counsel and      Counsel and     in various
Philadelphia,   Chief Legal      Chief Legal     executive
PA 19103          Officer       Officer since    and legal
                                October 2005     capacities
February 21,                                         at
1966                                             different
                                                  times at
                                                  Delaware
                                                Investments
-------------- --------------- --------------- -------------- -------- -----------
John J.         Senior Vice       Treasurer         Mr.          84      None(3)
O'Connor       President and   since February     O'Connor
2005 Market      Treasurer          2005         has served
Street                                           in various
Philadelphia,                                    executive
PA 19103                                         capacities
                                                     at
June 16, 1957                                    different
                                                  times at
                                                  Delaware
                                                Investments
-------------- --------------- --------------- -------------- -------- -----------
Richard J.      Senior Vice      Senior Vice      Mr. Salus      84      None(3)
Salus            President        President      has served
2005 Market         and             and           in various
Street             Chief           Chief         executive
Philadelphia,    Financial        Financial      capacities
PA 19103          Officer       Officer since      at
                                 November 1,     different
October 4,                          2006         times at
1963                                              Delaware
                                                Investments
-------------- --------------- --------------- -------------- -------- -----------

(1)  Delaware  Investments(R)  is the  marketing  name for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter and transfer agent.

(2)  Mr. Coyne is  considered  to be an  "Interested  Trustee"  because he is an executive officer of the Trust's Manager.

(3)  Messrs. Connor, David P. O'Connor, John J. O'Connor and Salus also serve in similar  capacities for the six portfolios of the Optimum Fund Trust, which have the same  Manager,  principal  underwriter  and transfer  agent as the
     Trust.  Mr. John J. O'Connor also serves in a similar  capacity for Lincoln
     Variable Insurance Products Trust, which has the same investment manager as
     the                                                                  Trust.
----------------------------------------------------------------------------------

     The following is additional information regarding investment  professionals affiliated with the Trust.

---------------- -------------------------- ------------------ -------------------
                                                                    Principal
                  Position(s) Held with                           Occupation(s)
Name, Address       Delaware Group            Length of Time       During Past 5
and Birthdate        Income Funds                 Served             Years
---------------- -------------------------- ------------------ -------------------

Ryan K. Brist,   Executive Vice President      6 Years at        Mr. Brist has
CFA               and Managing Director,        Delaware       served in various
2005 Market      Chief Investment Officer     Investments(R)     capacities at
Street                - Fixed-Income                            different times
Philadelphia,                                                     at Delaware
PA 19103-7094                                                     Investments

March 22, 1971

---------------- -------------------------- ------------------ -------------------
Timothy L. Rabe,   Senior Vice President -      6 Years at         Mr. Rabe has
CFA               Senior High Yield Trader       Delaware       served in various
2005 Market                                    Investments(R)     capacities at
Street                                                           different times
Philadelphia,                                                    at Delaware
PA 19103-7094                                                     Investments

September 18,
1970

---------------- -------------------------- ------------------ -------------------

     The following  table shows each Trustee's  ownership of shares of the Trust and of all Delaware Investments(R) Funds as of December 31, 2005.

---------------------- ------------------- -------------------------------------
                                              Aggregate Dollar Range of Equity
                                               Securities in All Registered
                         Dollar Range of      Investment Companies Overseen by
                        Equity Securities     Trustee in Family of Investment
Name                      in the Funds                    Companies
---------------------- ------------------- -------------------------------------
Thomas L. Bennett             None                          None
---------------------- ------------------- -------------------------------------
Patrick P. Coyne              None                     Over $100,000
---------------------- ------------------- -------------------------------------
John A. Fry(1)                None                     Over $100,000
---------------------- ------------------- -------------------------------------
Anthony D. Knerr              None                   $10,001 - $50,000
---------------------- ------------------- -------------------------------------
Lucinda S. Landreth           None                      $1 - $10,000
---------------------- ------------------- -------------------------------------
Ann R. Leven                  None                     Over $100,000
---------------------- ------------------- -------------------------------------
Thomas F. Madison             None                   $10,001 - $50,000
---------------------- ------------------- -------------------------------------
Janet L. Yeomans              None                   $50,001 - $100,000
---------------------- ------------------- -------------------------------------
J. Richard Zecher             None                          None
---------------------- ------------------- -------------------------------------

(1)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be  invested in the Funds.  Mr. Fry held no shares of the Funds  outside of the Plan as of December 31, 2005.

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from all Delaware
Investments(R) Funds for which he or she serves as a Trustee or Director for the fiscal  year  ended  July 31,  2006 and an  estimate  of annual  benefits  to be
received  upon  retirement   under  the  Delaware  Group   Retirement  Plan  for
Trustees/Directors  as of July 31, 2006.  Only the Trustees of the Trust who are
not "interested persons" as defined by the 1940 Act (the "Independent Trustees")
receive compensation from the Funds.

----------------- ---------------- --------------- -------------- --------------------
                                                                   Total Compensation
                                     Pension or                        from the
                                     Retirement      Estimated          Investment
                                      Benefits         Annual           Companies in
                     Aggregate       Accrued as       Benefits          Delaware
                   Compensation     Part of Fund        Upon         Investments(R)
Trustee(1)        from the Trust      Expenses       Retirement       Complex(2)
----------------- ---------------- --------------- -------------- --------------------
Thomas L.             $6,138            None           $80,000         $147,500
Bennett
----------------- ---------------- --------------- -------------- --------------------
John A. Fry           $6,410            None           $80,000         $153,600
----------------- ---------------- --------------- -------------- --------------------
Anthony D. Knerr      $5,991            None           $80,000         $143,600
----------------- ---------------- --------------- -------------- --------------------
Lucinda S.            $5,991            None           $80,000         $143,600
Landreth
----------------- ---------------- --------------- -------------- --------------------
Ann R. Leven          $7,235            None           $80,000         $173,500
----------------- ---------------- --------------- -------------- --------------------
Thomas F.             $6,764            None           $80,000         $162,500
Madison
----------------- ---------------- --------------- -------------- --------------------
Janet L. Yeomans      $6,138            None           $80,000         $147,500
----------------- ---------------- --------------- -------------- --------------------
J. Richard            $6,034            None           $80,000         $145,000
Zecher
--------------------------------------------------------------------------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five  continuous  years,  is  entitled to receive payments from each investment company in the Delaware Investments(R) Family for which he or she serves as  Trustee/Director  for a period  equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal,  on an annual  basis,  to the amount of the annual  retainer that is paid to  Trustees/Directors  of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of July 31,
     2006, he or she would be entitled to annual  payments  totaling the amounts noted above, in the aggregate,  from all of the investment companies in the
     Delaware   Investments(R)   family   for  which  he  or  she  serves  as  a
     Trustee/Director,  based  on the  number  of  investment  companies  in the
     Delaware Investments(R) Family as of that date.

(2)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $84,000  for  serving as a  Trustee/  Director  for all 30 investment companies in the Delaware Investments(R) Family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee  receive  additional  compensation  of $2,500  for each  meeting.
     Members of the Investments  Committee  receive  additional  compensation of
     $2,500 for each meeting. Members of the Nominating and Corporate Governance
     Committee receive  additional  compensation of $2,500 for each meeting.  In addition,  the  chairpersons  of the Audit  and  Nominating  and  Corporate
     Governance  Committees  each  receive an annual  retainer of  $15,000.  The chairperson of the  Investments  Committee  receives an annual  retainer of
     $10,000.   The   Lead/Coordinating   Trustee/Director   of   the   Delaware
     Investments(R) Funds receives an additional retainer of $35,000.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held six meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments(R)  Funds at 2005 Market Street,  Philadelphia,  Pennsylvania 19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held five meetings during the Trust's last fiscal year.

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to  the  Funds  by  the  Manager  as  well  as any sub-advisers;  (ii) review all proposed advisory and sub-advisory agreements for new Funds or proposed  amendments  to existing  agreements  and  recommend  what action the full Board and the independent  directors/trustees take regarding the approval of all such  proposed  agreements;  and (iii)  review from time to time reports supplied by the Manager  regarding  investment  performance and expenses and suggest changes to such reports.  The Investments  Committee consists of the following four Independent  Trustees:  Thomas L. Bennett,  Chairman;  Lucinda S.
Landreth;  Jan L. Yeomans; and J. Richard Zecher. The Investments  Committee was
established on October 25, 2006. The  Investments  Committee did not meet during the Trust's last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Funds' financial intermediary wholesaler) have adopted Codes of Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act,  which govern  personal  securities  transactions.  Under the Codes of Ethics,  persons
subject  to  the  Codes  are   permitted   to  engage  in  personal   securities
transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Funds have  formally  delegated  to the Manager the ability to make all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds,  the Manager will vote such  proxies  pursuant  to  its  Proxy  Voting  Policies  and  Procedures  (the
"Procedures").  The  Manager  has  established  a Proxy  Voting  Committee  (the
"Committee")  which is responsible  for  overseeing  the Manager's  proxy voting process for the Funds. One of the main  responsibilities  of the Committee is to review and approve the  Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on behalf of the Funds and other  clients  of the  Manager  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the  Funds,  ISS will  create a record of the vote.  By no later  than
August 31 of each year,  information  (if any)  regarding  how the Manager voted proxies  relating to each Fund's portfolio  securities  during the most recently completed 12-month period ended June 30 is available without charge: (i) through the Funds' website at www.delawareinvestments.com; and (ii) on the SEC's website at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are generally  determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

     Because the Funds have delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies which the Manager receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all
Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the  Manager is  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Funds.  The  Committee  will then review the proxy voting  materials  and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Funds.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and  direction of the Trust's  Board of Trustees.  The Manager also
provides   investment   management   services  to  all  of  the  other  Delaware
Investments(R)  Funds.  Affiliates  of the Manager also manage other  investment accounts.  While investment  decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.
The Manager pays the salaries of all  Trustees,  officers and  employees who are affiliated with both the Manager and the Trust.

     As of September 30, 2006,  the Manager and its affiliates  within  Delaware
Investments(R)were managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company and insurance accounts.  The Manager is a series of Delaware  Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings,  Inc. ("DMH"). DMH is
an indirect subsidiary, and subject to the ultimate control, of Lincoln National
Corporation   ("Lincoln").   Lincoln,   with   headquarters   in   Philadelphia,
Pennsylvania,  is a diversified  organization with operations in many aspects of the financial services industry,  including insurance and investment management.
Delaware  Investments(R)is the marketing name for DMH and its subsidiaries.  The
Manager  and its  affiliates  own  the  name  "Delaware  Group."  Under  certain circumstances,  including the termination of the Trust's  advisory  relationship with the Manager or its  distribution  relationship  with the  Distributor,  the
Manager and its affiliates  could cause the Trust to remove the words  "Delaware
Group" from its name.

     The Investment  Management  Agreement for the Funds is dated  September 29,
1999 and was approved by the initial  shareholder  on that date.  The Investment
Management  Agreement  had an initial  term of two years and may be renewed each year only so long as such renewal and continuance are  specifically  approved at least  annually  by the  Board  of  Trustees  or by  vote of a  majority  of the outstanding  voting  securities  of each  Fund,  and only if the  terms  and the renewal  thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties  thereto or interested  persons of any such party, cast in person at a meeting  called for the purpose of voting on such  approval.
The Investment  Management  Agreement is terminable  without penalty on 60 days'
notice by the Trustees of the Trust or by the Manager. The Investment Management
Agreement will terminate automatically in the event of its assignment.

     Under the  Investment  Management  Agreement,  each Fund pays the Manager a monthly investment  advisory fee equivalent on an annual basis, to the rates set forth below.

--------------------------------- --------------------------------------------
                                            Management Fee Schedule
                                  as a percentage of average daily net assets)
 Fund Name                                        Annual Rate
--------------------------------- --------------------------------------------
Delaware Corporate Bond Fund      0.50% on first $500 million
                                  0.475% on next $500 million
                                  0.45% on next $1,500 million
                                  0.425% on assets in excess of $2,500 million
--------------------------------- --------------------------------------------
Delaware Delchester Fund          0.65% on first $500 million
                                  0.60% on next $500 million
                                  0.55% on next $1,500 million
                                  0.50% on assets in excess of $2,500 million
--------------------------------- --------------------------------------------
Delaware Extended Duration Bond   0.55% on first $500 million
Fund                              0.50% on next $500 million
                                  0.45% on next $1,500 million
                                  0.425% on assets in excess of $2,500 million
--------------------------------- --------------------------------------------
Delaware High-Yield               0.65% on first $500 million
Opportunities Fund                0.60% on next $500 million
                                  0.55% on next $1,500 million
                                  0.50% on assets in excess of $2,500 million
--------------------------------- --------------------------------------------

     During the past three fiscal years, the Funds paid the following investment management fees:

---------------------- -------------------- -------------------- ------------------
Fund                   July 31, 2006        July 31, 2005        July 31, 2004
---------------------- -------------------- -------------------- ------------------
Delaware Corporate     $2,238,307 earned    $1,497,637 earned    $910,410 earned
Bond Fund              $1,387,249 paid      $878,664 paid        $332,219 paid
                       $851,058 waived      $618,973 waived      $578,191 waived
---------------------- -------------------- -------------------- ------------------
Delaware Delchester    $1,944,259 earned    $2,323,760 earned    $2,478,243 earned
Fund                   $1,640,466 paid      $2,251,187 paid      $2,478,243 paid
                       $303,793 waived      $72,573 waived       $-0- waived
---------------------- -------------------- -------------------- ------------------
Delaware Extended      $873,794 earned      $510,954 earned      $360,126 earned
Duration Bond Fund     $283,617 paid        $123,430 paid        $68,040 paid
                       $590,177 waived      $387,524 waived      $292,086 waived
---------------------- -------------------- -------------------- ------------------
Delaware High-Yield    $763,089 earned      $649,746 earned      $421,642 earned
Opportunities Fund     $572,621 paid        $520,896 paid        $255,275 paid
                       $190,468 waived      $128,850 waived      $166,187 waived
---------------------- -------------------- -------------------- ------------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreements, the
Funds are responsible for all of their own expenses. Among others, these include the investment  management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
     The Distributor,  Delaware  Distributors,  L.P.  ("DDLP"),  located at 2005
Market Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the Trust's  shares under a  Distribution  Agreement  dated May 15, 2003. The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell shares of the Funds.  See the  Prospectuses  for  information  on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware  Investments(R)  Funds. The Board of Trustees annually reviews fees paid to the Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net commissions from each Fund on behalf of their  respective Class A Shares,  after re-allowances to dealers, as follows:

                   Delaware Corporate Bond Fund Class A Shares

                              Total Amount            Amounts             Net
                            of Underwriting          Re-allowed        Commission
Fiscal Year Ended             Commissions            to Dealers         to DDLP
------------------------ ---------------------- -------------------- -------------
     7/31/06                   $456,260              $400,441           $55,819
     7/31/05                   $340,885              $298,181           $42,704
     7/31/04                   $284,107              $246,755           $37,352

                     Delaware Delchester Fund Class A Shares

                              Total Amount            Amounts             Net
                            of Underwriting          Re-allowed        Commission
Fiscal Year Ended             Commissions            to Dealers         to DDLP
------------------------ ---------------------- -------------------- -------------
     7/31/06                   $127,281              $110,054           $17,227
     7/31/05                   $202,996              $177,155           $25,841
     7/31/04                   $162,748              $141,950           $20,798

               Delaware Extended Duration Bond Fund Class A Shares

                              Total Amount            Amounts             Net
                            of Underwriting          Re-allowed        Commission
Fiscal Year Ended             Commissions            to Dealers         to DDLP
------------------------ ---------------------- -------------------- -------------
     7/31/06                   $231,674              $200,868           $30,806
     7/31/05                   $237,348              $205,058           $32,290
     7/31/04                    $92,885               $90,629            $2,256

                Delaware High-Yield Opportunities Class A Shares

                              Total Amount            Amounts             Net
                            of Underwriting          Re-allowed        Commission
Fiscal Year Ended             Commissions            to Dealers         to DDLP
------------------------ ---------------------- -------------------- -------------
     7/31/06                   $213,962              $182,974           $30,988
     7/31/05                   $324,806              $280,762           $44,044
     7/31/04                    $96,518               $82,066           $14,452

     During the Funds' last three fiscal years, the Distributor received, in the aggregate,  Limited CDSC payments with respect to Class A Shares of the Funds as follows:

............... ............... .................. ............... ...................
                                    Delaware
                                   High-Yield        Delaware          Delaware
                    Delaware      Opportunities     High-Yield        Extended
                   Delchester         Fund            Fund            Bond Fund
 Fiscal Year         Class A         Class A         Class A           Class A
    Ended            Shares          Shares           Shares            Shares
............... ............... .................. ............... ...................
   7/31/06                $0               $0             $0                $0
............... ............... .................. ............... ...................
   7/31/05                $0               $0             $0                $0
............... ............... .................. ............... ...................
   7/31/04                $0               $0             $0                $0
............... ............... .................. ............... ...................

     During the Funds' last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class B Shares of each Fund as follows:

............... ............... .................. ............... ...................
                                    Delaware
                                   High-Yield        Delaware          Delaware
                    Delaware      Opportunities     High-Yield        Extended
                   Delcheste          Fund            Fund            Bond Fund
 Fiscal Year         Class B         Class B         Class B           Class B
    Ended            Shares          Shares           Shares            Shares
............... ............... .................. ............... ...................
   7/31/06           $43,620          $47,841        $49,557            $15,142
............... ............... .................. ............... ...................
   7/31/05          $132,376          $41,720        $49,515            $18,410
............... ............... .................. ............... ...................
   7/31/04          $160,276          $54,884        $73,793            $33,279
............... ............... .................. ............... ...................

     During the Funds' last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class C Shares of each Fund as follows:

............... ............... .................. ............... ...................
                                    Delaware
                                   High-Yield        Delaware          Delaware
                    Delaware      Opportunities     High-Yield        Extended
                   Delcheste          Fund            Fund            Bond Fund
 Fiscal Year         Class C         Class C         Class C           Class C
    Ended            Shares          Shares           Shares            Shares
............... ............... .................. ............... ...................
    7/31/06           $3,262           $7,052        $14,760              $8,900
............... ............... .................. ............... ...................
    7/31/05           $1,921          $11,578         $5,682              $2,075
............... ............... .................. ............... ...................
    7/31/04           $3,456           $8,776        $13,116              $7,215
............... ............... .................. ............... ...................

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the  Funds'  financial  intermediary  wholesaler  pursuant  to a Third
Amended  and  Restated  Financial   Intermediary   Distribution  Agreement  (the
"Intermediary  Agreeement") with the Distributor  effective January 1, 2007. LFD shall: (i) promote the sale of a Fund's shares through broker/dealers, financial
advisors   and  other   financial   intermediaries   (collectively,   "Financial
Intermediaries"); (ii) create messaging and packaging for certain non-regulatory sales  and  marketing  materials  related  to a Fund;  and  (iii)  produce  such non-regulatory  sales and marketing  materials related to a Fund. The address of
LFD is 2001 Market Street,  Philadelphia,  PA 19103-7055.  The Distributor shall pay LFD for the actual  expenses  incurred by LFD in performing its duties under the Intermediary  Agreement as determined by the Distributor's monthly review of
information   retrieved  from  Lincoln  Financial  Group's   applicable  expense
management  system.  Based on this review,  the Distributor may request that LFD provide  additional  information  describing  its expenses in detail  reasonably acceptable to the Distributor.  Additionally,  the parties shall agree from time to time to a mechanism to monitor LFD's expenses.

     The fees associated with LFD's services to the Funds are borne  exclusively by the Distributor and not by the Funds.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Funds' shareholder  servicing,  dividend  disbursing and transfer agent (the
"Transfer Agent") pursuant to a Shareholders  Services Agreement dated April 19,
2001. The Transfer  Agent is an indirect  subsidiary of DMH and,  therefore,  of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing and transfer agent for other Delaware Investments(R) Funds. Effective
December 1, 2006,  the Transfer  Agent is paid a fee by the Funds for  providing these  services  consisting  of an annual per account  charge of $22.85 for each open and closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting  services to the
Funds pursuant to a separate Fund Accounting  Agreement.  Those services include performing all functions related to calculating the Funds' NAV and providing all financial  reporting services,  regulatory  compliance testing and other related accounting services. For its services, Delaware Services Company, Inc. is paid a fee based on total assets of all of the Delaware  Investments(R) Funds for which it provides such accounting  services.  Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware  Services  Company,
Inc. furnishes  accounting  services.  The fees are charged to each Fund and the other Delaware Investments(R) Funds on an aggregate pro rata basis.

Custodian
     JPMorgan Chase Bank ("JPMorgan"),  4 Chase Metrotech Center,  Brooklyn,  NY
11245 is custodian of each Fund's  securities and cash. As custodian for a Fund,
JPMorgan maintains a separate account or accounts for the Fund; receives,  holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Legal Counsel
     Stradley,  Ronon  Stevens  &  Young,  LLP serves as the  Trust's  legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of July 31, 2006.

                                                       No. of Accounts      Total Assets
                                                            with         in Accounts with
                          No. of      Total Assets    Performance-Based   Performance-Based
                         Accounts   in Accounts Fee          Fees                Fee
Ryan K. Brist
Registered Investment       6         $2.6 billion            0                  $0
Companies
Other pooled Investment     0              $0                 0                  $0
Vehicles
Other Accounts              37        $5.1 billion            1             $0.4 billion

Timothy L. Rabe
Registered Investment       11        $2.6 billion            0                  $0
Companies
Other pooled Investment     0              $0                 0                  $0
Vehicles
Other Accounts              4        $90.7 million            0                  $0

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ. For example, an account or Fund may be  selling a  security,  while  another  account or Fund may be  purchasing  or holding the same security.  As a result,  transactions  executed for one account
may  adversely   affect  the  value  of  securities  held  by  another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts for which the  investment  would be  suitable  may not be able to  participate.  The
Manager has adopted  procedures  designed to allocate  investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio manager's compensation consists of the following:

     Base Salary.  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus.  Each portfolio  manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative  factors.  The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management  fees and expenses,  including fund waiver  expenses,  for registered investment companies, pooled vehicles, and managed separate accounts. Generally, approximately  80% of the bonus is  quantitatively  determined.  For  investment companies,  each manager is  compensated  according the Fund's Lipper peer group percentile  ranking on a one-year and  three-year  basis.  For managed  separate accounts the  portfolio  managers  are  compensated  according to the  composite percentile  ranking in consultant  databases.  There is no objective award for a fund that falls below the 50th  percentile  for a given time period.  There is a
sliding  scale  for  investment   companies  that  are  ranked  above  the  50th
percentile.  The  managed  separate  accounts  are  compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by Delaware and takes into account subjective factors.

     Deferred  Compensation.   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or "performance  shares",  in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on seniority.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities

     As of July 31, 2006,  the Funds'  portfolio  managers  owned the  following amounts of Fund shares:

                                              Dollar Range Of Fund
      Portfolio Manager                          Shares Owned(1)
--------------------------------------- --------------------------------
      Ryan K. Brist                                   None
      Timothy L. Rabe                                 None

(1)  Includes Fund shares  beneficially owned by portfolio manager and immediate family members sharing the same household.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects broker/dealers to execute transactions on behalf of the
Funds  for the  purchase  or sale of  portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who will  provide  best  execution  for the  Funds.  Best  execution  refers to many factors,  including  the price paid or received for a security,  the  commission charged,  the promptness and reliability of execution,  the  confidentiality and placement  accorded the order and other factors  affecting  the overall  benefit obtained by the account on the transaction.  Some trades are made on a net basis where the Funds either buy  securities  directly from the dealer or sell them to the dealer. In these instances,  there is no direct commission charged but there is a  spread  (the  difference  between  the buy and  sell  price)  which is the equivalent of a commission.  When a commission is paid, the Funds pay reasonable brokerage  commission  rates  based  upon  the  professional  knowledge  of  the
Manager's  trading   department  as  to  rates  paid  and  charged  for  similar transactions  throughout the securities industry. In some instances, a Fund pays a minimal share  transaction  cost when the transaction  presents no difficulty.
Trades  generally  are made on a net basis where a Fund either buys or sells the securities  directly from or to a broker,  dealer or bank.  In these  instances, there is no direct  commission  charged  but there is a spread  (the  difference between the ask and bid price) which is the equivalent of a commission.

     During  the past  three  fiscal  years,  the  aggregate  dollar  amounts of brokerage commissions paid by the Funds were as follows:

                                          07/31/06      07/31/05       07/31/04
Delaware Corporate Bond Fund               $19,120       $10,469         $2,689
Delaware Delchester Fund                    $6,180        $3,588         $1,727
Delaware Extended Duration Bond Fund       $16,679        $7,688         $2,129
Delaware High-Yield Opportunities Fund      $1,239          $538           $111

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Funds' Investment Management  Agreement,  higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and research  services  than to broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such  brokerage  and research  services  may result in the Funds  paying  higher
commissions,   the  Manager   believes  that  the   commissions   paid  to  such
broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers who provide daily portfolio pricing services to each
Fund and to other  Delaware  Investments(R)  Funds.  Subject to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended July 31, 2006, the Funds did not engage in any portfolio  transactions  resulting in brokerage  commissions directed to brokers for brokerage and research services.

     As of July 31, 2006, the Funds did not hold any securities of their regular
broker/dealers,   as  defined  in  Rule  10b-1  under  the  1940  Act,  or  such broker/dealers' parents.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the opinion of the Manager and the Trust's Board of Trustees that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

     Consistent with the National  Association of Securities Dealers,  Inc. (the
"NASD"),  and subject to seeking  best  execution,  the Manager may place orders with  broker/dealers  that have agreed to defray  certain Fund  expenses such as custodian fees.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized,  and allocated to each Class of each
Fund,  an unlimited  number of shares of  beneficial  interest with no par value allocated to each Class of each Fund.  All shares are, when issued in accordance with the Trust's registration statement (as amended),  governing instruments and applicable  law, fully paid and  non-assessable.  Shares do not have  preemptive rights.  All shares of a Fund represent an undivided  proportionate  interest in the assets of such Fund. Shares of a Fund's  Institutional Class may not vote on any matter that affects its respective  Fund Classes'  Distribution  Plans under
Rule 12b-1.  Similarly,  as a general  matter,  shareholders of Fund Classes may vote only on  matters  affecting  their  respective  Class,  including  the Fund
Classes'  Rule 12b-1  Plans that  relate to the Class of shares  that they hold.
However,  each  Fund's  Class B Shares  may  vote on any  proposal  to  increase materially  the fees to be paid by such Fund under the Rule 12b-1 Plan  relating to its Class A Shares.  Except for the foregoing,  each share Class has the same voting and other rights and preferences as the other Classes of a Fund.  General expenses  of each Fund will be  allocated  on a  pro-rata  basis to the  classes according to asset size,  except that  expenses of the Fund  Classes' Rule 12b-1
Plans will be allocated solely to those classes.

     Until  September 30, 1996, the Trust operated as Delaware Group  Delchester
High-Yield  Bond Fund,  Inc.,  and offered one series of shares,  the Delchester
Fund series.  The Trust began offering the shares of: the Strategic  Income Fund on September 30, 1996; the Delaware  High-Yield  Opportunities  Fund on December
27, 1996; and Delaware  Corporate Bond Fund and Delaware  Extended Duration Bond
Fund on September  14, 1998.  Beginning  August 16, 1999,  the  Delchester  Fund
changed  its name  and its  classes'  names to  Delaware  Delchester  Fund;  the
Strategic  Income  Fund  changed  its name and its  classes'  names to  Delaware
Strategic  Income Fund; the High-Yield  Opportunities  Fund changed its name and its classes' names to Delaware High-Yield Opportunities Fund; the Corporate Bond
Fund changed its name and its classes'  names to Delaware  Corporate  Bond Fund;
and the Extended  Duration Bond Fund changed its name and its classes'  names to
Delaware  Extended  Duration Bond Fund.  Effective as of September 29, 1999, the
Trust changed its name from the Delaware  Group Income  Funds,  Inc. to Delaware
Group  Income  Funds.  Class R Shares  were  offered on June 2,  2003.  Delaware
Strategic Income Fund merged its shares into Delaware Diversified Income Fund, a series of Delaware Group Adviser Funds, on March 29, 2004.

Non-cumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

General Information
     Shares of the Funds are offered on a  continuous  basis by the  Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if in the opinion of management  such  rejection is in the Fund's best  interest.  The minimum  initial  investment  generally  is $1,000  for Class A Shares,  Class B
Shares and Class C Shares.  Subsequent  purchases of such Classes generally must be at least $100.  The initial and  subsequent  investment  minimums for Class A
Shares will be waived for  purchases by officers,  Trustees and employees of any
Delaware  Investments(R) Fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform  Gifts to Minors Act or Uniform  Transfers to Minors Act
and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent  purchase of $25.
There are no minimum  purchase  requirements  for Class R and the  Institutional
Class, but certain eligibility requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of $100,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  Each Fund can redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any Delaware  Investments(R)  Fund. Each Fund reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares  of  the  Funds.  However,   purchases  not  involving  the  issuance  of
certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate officer of the Funds.
No charge is assessed by the Trust for any certificate  issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Funds.  In those  circumstances,  a  shareholder  may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, Class B and Class C Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares and
Class C Shares permit  investors to choose the method of purchasing  shares that is most suitable for their needs given the amount of their purchase,  the length of time they  expect to hold  their  shares  and other  relevant  circumstances.
Investors should determine whether, given their particular circumstances,  it is more  advantageous to purchase Class A Shares and incur a front-end sales charge and annual  Rule 12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares of each Fund,  or to purchase  either Class B or Class C Shares and have the entire initial  purchase  amount invested in each
Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of  purchase,  and Class C Shares are  subject to a CDSC if the shares are redeemed  within 12 months of purchase.  Class B and Class C Shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are  service  fees to be paid to the  Distributor,  dealers  or others for providing personal service and/or maintaining  shareholder  accounts) of average daily net assets of the  respective  Class.  Class B Shares  will  automatically convert to Class A Shares at the end of approximately eight years after purchase and,  thereafter,  be subject to annual  Rule  12b-1  Plan  expenses  of up to a maximum of 0.30% of  average  daily net assets of such  shares.  Unlike  Class B
Shares, Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  Classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class
C Shares.  Investors  also should  consider  the fact that Class R shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, are not subject to a CDSC. In comparing Class B Shares to Class R shares,  investors should also  consider  the  duration  of the annual Rule 12b-1 Plan  expenses to which  each of the  class  is  subject  and  the  desirability  of an  automatic conversion  feature to Class A Shares  (with lower annual Rule 12b-1 Plan fees), which is available  only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B  Shares,  Class C Shares  and Class R Shares.
Investors should understand that the purpose and function of the respective Rule
12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B
Shares  and  Class C Shares  are the same as  those  of the  12b-1  Plan and the front-end  sales  charge  applicable  to Class A Shares  in that  such  fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans under Rule 12b-1 for the Fund Classes" below.

     Dividends, if any, paid on Class A Shares, Class B, Class C Shares, Class R
Shares and Institutional  Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same  amount,  except  that the amount of Rule  12b-1  Plan  expenses  relating  to Class A Shares,  Class B
Shares,  Class C Shares  and Class R Shares  will be borne  exclusively  by such shares. See "Determining Offering Price and Net Asset Value" below.

     Class A  Shares:  Purchases  of  $100,000  or more of Class A Shares at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectuses,  and may include a series of purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special  Purchase Features - Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  In  addition,  certain  dealers who enter into an  agreement to provide extra training and information on Delaware Investments products and services and who increase  sales of Delaware  Investments(R)  Funds may receive an additional commission  of up to 0.15% of the  offering  price in  connection  with sales of
Class A  Shares.  Such  dealers  must  meet  certain  requirements  in  terms of organization and distribution  capabilities and their ability to increase sales.
The   Distributor   should  be  contacted  for  further   information  on  these
requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Fund Classes'  Prospectuses,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments(R) Funds as to which a Limited CDSC applies (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption  and Exchange"  below) may be  aggregated  with those of the Class A
Shares of the  applicable  Fund.  Financial  advisors also may be eligible for a dealer's  commission in connection with certain purchases made under a Letter of
Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor  concerning the  applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware  Investments(R)  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at net asset  value  without a  front-end sales  charge  and,  as a result,  the full  amount of the  investor's  purchase payment will be invested in Fund shares. The Distributor  currently  compensates dealers or brokers for selling  Class B Shares at the time of purchase  from its own  assets  in an  amount  equal to no more  than  4.00% of the  dollar  amount purchased.  In addition,  from time to time,  upon written  notice to all of its dealers,  the  Distributor  may hold special  promotions  for specified  periods during  which the  Distributor  may pay  additional  compensation  to dealers or brokers for selling Class B Shares at the time of purchase.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the
CDSC and the proceeds of the Rule 12b-1 Plan fees make it possible for a Fund to sell Class B Shares  without  deducting a front-end  sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See "Redemption and Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three additional  months after the eighth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired  through a reinvestment of dividends will convert  to the  corresponding  Class A Shares of that fund (or,  in the case of
Delaware Cash Reserve, the Consultant Class) pro-rata with Class B Shares of the fund not acquired through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an amount  equal to no more than 1.00% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the  CDSC and the  annual  12b-1  Plan  fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans Under Rule 12b-1
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Fund Classes (the  "Plans").  Each Plan permits the relevant Fund to pay for certain  distribution,  promotional and related expenses involved in the marketing  of only the class of shares to which the Plan  applies.  The Plans do not apply to  Institutional  Class of shares.  Such  shares are not  included in calculating  the  Plans'  fees,  and the  Plans  are not used to  assist  in the distribution  and  marketing of  Institutional  Class  Shares.  Shareholders  of
Institutional Class may not vote on matters affecting the Plans.

     The Plans permit the Funds,  pursuant to their Distribution  Agreement,  to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services and expenses in distributing  and promoting sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to brokers,  dealers and others.  In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars,  conferences and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes.

     In  addition,  each Fund may make  payments  out of the  assets of the Fund
Classes'  Shares  directly to other  unaffiliated  parties,  such as banks,  who either aid in the distribution of shares, or provide services to, such classes.

     Although the maximum fee payable  under the 12b-1 Plan relating to Delaware
Delchester Fund A Class is 0.30% of average daily net assets of such class,  the
Board of  Trustees  has  determined  that the annual  fee,  payable on a monthly basis,  under the Plan  relating to Delaware  Delchester  Fund A Class,  will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net  assets  represented  by  Delaware  Delchester  Fund A Class that were originally  purchased  prior to June 1, 1992 in  Delchester  I class  (which was converted  into  what is now  referred  to as  Class A  Shares  on June 1,  1992 pursuant to a Plan of Recapitalization  approved by shareholders of Delchester I class),  and (ii) the amount obtained by multiplying  0.30% by the average daily net assets  represented  by all other Delaware  Delchester  Fund A Class shares.
While  this is the method to be used to  calculate  the 12b-1 fees to be paid by
Delaware  Delchester  Fund A Class under its Plan,  the fee is a Class A Shares'
expense so that all shareholders of Delaware Delchester Fund A Class, regardless of whether they  originally  purchased or received shares in Delchester I class, or in one of the other  classes  that is now known as Class A Shares,  will bear
12b-1  expenses at the same rate.  In addition,  pursuant to Board  action,  the maximum aggregate fee payable by Class A Shares of Delaware  Corporate Bond Fund and Delaware  Extended  Duration  Bond Fund is 0.25%.  While this  describes the current basis for  calculating the fees which will be payable under the Delaware
Corporate  Bond Fund A Class',  Delaware  Delchester  Fund A Class' and Delaware
Extended  Duration Bond Fund A Class'  Plans,  such Plans permit a full 0.30% on all Class A Shares'  assets to be paid at any time following  appropriate  Board approval.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Subject to seeking best execution,  a Fund may, from time to time, buy or sell portfolio  securities from or to firms which receive  payments under the
Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by the Board of  Trustees  of the Trust,  including  a majority of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans  and the  Distribution  Agreements,  by a vote cast in person at a meeting duly  called  for the  purpose  of  voting  on the  Plans  and such  Agreements.
Continuation of the Plans and the Distribution  Agreements,  as amended, must be approved  annually  by the Board of  Trustees  in the same  manner as  specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable  likelihood of each Plan  providing a benefit to its  respective
Fund  Class.  The Plans and the  Distribution  Agreements,  as  amended,  may be terminated  with  respect  to a Fund  Class at any  time  without  penalty  by a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans and the Distribution Agreements,  or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority  vote of  Independent  Trustees  who have no direct or indirect financial interest in the Plans or Distribution Agreements.  With respect to the
Funds' Class A Plans, any material  increase in the maximum  percentage  payable thereunder  must  also be  approved  by a  majority  of the  outstanding  voting securities of the Funds'  respective  Class B Shares.  Also,  any other material amendment  to the Plans must be  approved  by a majority  vote of the  Trustees, including  a majority  of  Independent  Trustees  who have no direct or indirect financial  interest in the Plans or  Distribution  Agreements.  In addition,  in order  for the  Plans to remain  effective,  the  selection  and  nomination  of
Independent  Trustees  must be  effected  by the  Trustees  who are  Independent
Trustees and who have no direct or indirect  financial  interest in the Plans or
Distribution  Agreements.  Persons  authorized to make payments  under the Plans must  provide  written  reports at least  quarterly to the Board of Trustees for their review.

     For the fiscal year ended July 31, 2006,  Rule 12b-1 Plan payments from the
Fund Classes of the Delaware  Corporate  Bond Fund,  Delaware  Delchester  Fund,
Delaware Extended Duration Bond Fund and Delaware High-Yield  Opportunities Fund
are shown below. Such amounts were used for the following purposes:

--------------------------- -------------------------------------------------
                                       Delaware Delchester Fund
--------------------------- ------------ ----------- --------- --------------
                                Class A     Class B      Class C     Class R
--------------------------- ------------ ----------- ------------ -----------
Advertising                          --          --          $66          --
--------------------------- ------------ ----------- ------------ -----------
Annual/Semi Annual Reports       $3,601          --          $34          --
--------------------------- ------------ ----------- ------------ -----------
Broker Trails                  $521,091     $91,628     $118,426          --
--------------------------- ------------ ----------- ------------ -----------
Broker Sales Charges                 --     $22,994      $31,498          --
--------------------------- ------------ ----------- ------------ -----------
Interest on Broker Sales
Charges                              --    $227,499           --          --
--------------------------- ------------ ----------- ------------ -----------
Salary & Commissions to                                                 --
Wholesalers                      $4,147          --           --
--------------------------- ------------ ----------- ------------ -----------
Promotional-Other                $6,951          --          $40          --
--------------------------- ------------ ----------- ------------ -----------
Prospectus Printing             $17,142          --          $50          --
--------------------------- ------------ ----------- ------------ -----------
Wholesaler Expenses            $117,952          --       $2,565          --
--------------------------- ------------ ----------- ------------ -----------
Total                          $670,884  $342,121       $152,679          --
--------------------------- ------------ ----------- ------------ -----------

---------------------------  ------------------------------------------
                              Delaware High-Yield Opportunities Fund
---------------------------  ----------- ----------- ------------ ----------
                                Class A     Class B      Class C    Class R
---------------------------  ----------- ----------- ------------ -----------
Advertising                      $1,365          --          $93         --
---------------------------  ----------- ----------- ------------ -----------
Annual/Semi Annual Reports       $3,730        $491       $1,645       $362
---------------------------  ----------- ----------- ------------ -----------
Broker Trails                  $178,435     $37,258      $92,340    $18,162
---------------------------  ----------- ----------- ------------ -----------
Broker Sales Charges                 --     $53,920      $57,200         --
---------------------------  ----------- ----------- ------------ -----------
Interest on Broker Sales
Charges                              --      $4,806       $1,258         --
---------------------------  ----------- ----------- ------------ -----------
Salary & Commissions to
Wholesalers                          --          --       $2,678         --
---------------------------  ----------- ----------- ------------ -----------
Promotional-Other                $6,869      $1,257       $1,428         $2
---------------------------  ----------- ----------- ------------ -----------
Prospectus Printing             $15,701        $561         $240       $289
---------------------------  ----------- ----------- ------------ -----------
Wholesaler Expenses             $30,195     $11,938      $27,012       $691
---------------------------  ----------- ----------- ------------ -----------
Total                          $236,295    $110,231     $183,894    $19,506
---------------------------  ----------- ----------- ------------ -----------

--------------------------- -------------------------------------------------
                                     Delaware
                               Corporate Bond Fund
                            ---------- ----------- -------------- -----------
                              Class A     Class B        Class C     Class R
--------------------------- ------------ ----------- ------------ -----------
Advertising                          --          --           --          --
--------------------------- ------------ ----------- ------------ -----------
Annual/Semi Annual Reports       $8,047        $436           --         $77
--------------------------- ------------ ----------- ------------ -----------
Broker Trails                  $379,918     $59,349     $222,563     $17,832
--------------------------- ------------ ----------- ------------ -----------
Broker Sales Charges                 --    $109,631     $263,589        $229
--------------------------- ------------ ----------- ------------ -----------
Interest on Broker Sales
Charges                              --     $13,874       $7,455          --
--------------------------- ------------ ----------- ------------ -----------
Promotional-Other                $4,490      $1,956           --          --
--------------------------- ----------- --- -------- ------------ -----------
Prospectus Printing             $15,126      $3,146           --        $278
--------------------------- ------------ ----------- ------------ -----------
Wholesaler Expense               $9,316     $48,747           --      $1,292
--------------------------- ------------ ----------- ------------ -----------
Total                          $416,897    $237,139     $493,607     $19,708
--------------------------- ------------ ----------- ------------ -----------

--------------------------- - -----------------------------------------------
                                                 Delaware
                                    Extended Duration Bond Fund
                              ---------- ---------- ------------- -----------
                                Class A     Class B      Class C     Class R
--------------------------- - ---------- ---------- ------------- -----------
Advertising                          --        $20           $14          --
--------------------------- - ---------- ---------- ------------- -----------
Annual/Semi Annual Reports       $5,939       $377            --          --
--------------------------- - ---------- ---------- ------------- -----------
Broker Trails                  $188,820    $17,370       $42,837          $6
--------------------------- - ---------- ---------- ------------- -----------
Broker Sales Charges                 --    $37,170       $75,545      $1,244
--------------------------- - ---------- ---------- ------------- -----------
Interest on Broker Sales
Charges                              --     $5,745        $3,919          --
--------------------------- - ---------- ---------- ------------- -----------
Promotional-Other                $2,168     $3,636            --          --
--------------------------- - ---------- ---------- ------------- -----------
Prospectus Printing              $5,429     $1,099            --          $2
--------------------------- - ---------- ---------- ------------- -----------
Wholesaler Expense               $7,078     $9,547            --          --
--------------------------- - ---------- ---------- ------------- -----------
Total                          $209,434    $74,964      $122,315      $1,252
--------------------------- - ---------- ---------- ------------- -----------

Other Payments to Dealers -- Class A Shares,  Class B Shares, Class C Shares and
Class R Shares
     The Distributor, LFD and their affiliates may pay compensation at their own expense  and not as an expense  of the  Funds,  to  affiliated  or  unaffiliated brokers, dealers or other financial intermediaries ("Financial  Intermediaries")
in  connection  with the sale or  retention  of Fund shares  and/or  shareholder servicing  ("distribution  assistance").  For example,  the  Distributor may pay additional  compensation  to  Financial  Intermediaries  for  various  purposes, including,  but not limited to,  promoting the sale of Fund shares,  maintaining
share  balances  and/or  for   sub-accounting,   administrative  or  shareholder
processing services,  marketing and educational support and ticket charges. Such payments are in addition to any distribution  fees, service fees and/or transfer agency fees that may be payable by the Funds.  The  additional  payments  may be based on factors,  including level of sales (based on gross or net sales or some specified  minimum sales or some other similar  criteria related to sales of the
Funds and/or some or all other Delaware  Investments(R) Funds), amount of assets invested by the Financial  Intermediary's customers (which could include current or aged  assets of the Funds  and/or some or all other  Delaware  Investments(R)
Funds),  the Funds'  advisory  fees,  some other  agreed upon  amount,  or other measures as determined from time to time by the Distributor.

     A significant  purpose of these payments is to increase sales of the Funds'
shares.  The Funds' Manager or its affiliates may benefit from the Distributor's or LFD's payment of compensation to Financial  Intermediaries  through increased fees resulting from additional  assets acquired  through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features -- Class A Shares
     Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
sets forth the  categories of investors who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A shares at NAV. The requirements are as follows:

     o The purchase must be made by a group  retirement plan (excluding  defined benefit  plans)  (i)  that  purchased  Class A shares  prior to a  recordkeeping transition  period  from  August  2004 to  October  2004 and (ii) where the plan participants  records were maintained on Retirement  Financial Services,  Inc.'s
("RFS")  proprietary  recordkeeping  system,  provided  that the plan (a) has in excess of  $500,000  of plan  assets  invested  in Class A Shares of one or more
Delaware   Investments(R)  Fund  and  any  stable  value  account  available  to investment  advisory  clients  of  the  Manager  or  its  affiliates;  or (b) is sponsored  by an employer  that has at any point after May 1, 1997 had more than
100  employees   while  such  plan  has  held  Class  A  Shares  of  a  Delaware
Investments(R) Fund and such employer has properly  represented to, and received written  confirmation  back from RFS in writing that it has the requisite number of employees.  See "Group Investment Plans" below for information  regarding the applicability of the Limited CDSC.

     o The purchase must be made by any group retirement plan (excluding defined benefit  pension plans) that purchased Class A shares prior to an August 2004 to
October 2004  recordkeeping  transition  period and purchased  shares  through a retirement  plan  alliance  program,  provided  that RFS was the  sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As  disclosed  in  the  Fund  Classes'  Prospectuses  certain  legacy  bank sponsored  retirement  plans may make  purchases of Class A shares at NAV. These purchases may be made by bank sponsored  retirement  plans that held, but are no longer  eligible to  purchase,  Institutional  Class  Shares or  interests  in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in  Class A  Shares  of  designated  Delaware  Investments(R)  Funds  ("eligible
Delaware  Investments(R) Fund shares"),  as well as shares of designated classes of non-Delaware Investments(R) Funds ("eligible non-Delaware Investments(R) Fund shares").  Class B Shares and Class C Shares are not  eligible  for  purchase by
Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible  non-Delaware  Investments(R) Fund shares  held by the Allied Plan may be  combined  with the dollar  amount of new purchases  by that Allied  Plan to obtain a reduced  front-end  sales  charge on additional  purchases  of eligible  Delaware  Investments(R)  Fund  shares.  See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments(R) Fund shares for other eligible Delaware  Investments(R)
Fund  shares or for  eligible  non-Delaware  Investments(R)  Fund  shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware  Investments,  which were not subject to a front-end  sales charge,  will be subject to the  applicable  sales charge if exchanged for eligible Delaware  Investments(R) Fund shares to which a sales charge  applies.  No sales  charge will apply if the eligible  fund shares were  previously  acquired  through the  exchange of eligible  shares on which a sales  charge was already paid or through the  reinvestment  of  dividends.  See
"Investing by Exchange" under "Investment Plans" below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments(R)  Fund shares under an Allied  Plan.  In  determining  a financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware  Investments(R)  Fund  shares in  connection  with  Allied  Plans,  all participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
under "Alternative Investment Arrangements" above.

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described in the Fund Classes'  Prospectuses,  apply to  redemptions by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware Investments and non-Delaware  Investments(R) Fund shares. When eligible
Delaware  Investments(R)  Fund shares are exchanged  into eligible  non-Delaware
Investments(R)  Fund shares, the Limited CDSC will be imposed at the time of the exchange,  unless the joint venture  agreement  specifies that the amount of the
Limited  CDSC will be paid by the  financial  advisor  or  selling  dealer.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month  period.  Until  January 1, 2007, a letter of intention may be dated to include shares purchased up to 90 days prior to the date the Letter of Intention is  signed;  effective  January  1,  2007,  the  Funds  will  no  longer  accept retroactive letters of intention.  The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed,  except as noted
below,  the  purchaser  will be asked to pay an amount  equal to the  difference between the  front-end  sales charge on Class A Shares  purchased at the reduced rate and the  front-end  sales charge  otherwise  applicable to the total shares purchased.  If such payment is not made within 20 days  following the expiration of the 13-month period,  the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering price at the level  designated in their Letter of  Intention) of all their shares of the Funds and of any class of any of the other Delaware  Investments(R)  Funds previously  purchased and still held as of the date of their Letter of Intention  toward the  completion of such
Letter,  except as described below.  Those purchasers cannot include shares that did not carry a  front-end  sales  charge,  CDSC or  Limited  CDSC,  unless  the
purchaser   acquired   those  shares   through  an  exchange   from  a  Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.  For purposes of  satisfying an  investor's  obligation  under a Letter of
Intention,  Class B Shares and Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments(R) Funds which offer such shares may be aggregated with Class A Shares of the Funds and the  corresponding  class of shares of the other Delaware Investments(R) Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments(R)  Funds that are offered with a front-end  sales charge,
CDSC or Limited  CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to  adjust  the  signed  Letter  of  Intention  based  on this  acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer  Agent.  If actual  investments  exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without  completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under  management at that time.  Employers may also include the value (at offering  price at the level  designated  in their Letter of  Intention)  of all their  shares  intended for  purchase  that are offered  with a front-end  sales charge,  CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Funds and other  Delaware  Investments(R)  Funds which  offer  corresponding classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments(R)  Funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares,  Class B Shares and Class C Shares,  as
well as shares of any other  class of any of the other  Delaware  Investments(R)
Funds which offer such classes  (except  shares of any  Delaware  Investments(R)
Fund which do not carry a front-end sales charge, CDSC or Limited CDSC). If, for example,  any such  purchaser has  previously  purchased and still holds Class A
Shares of a Fund  and/or  shares of any other of the  classes  described  in the previous sentence with a value of $60,000 and subsequently  purchases $40,000 at offering  price of additional  shares of Class A Shares of the Fund,  the charge applicable to the $40,000  purchase would currently be 4.50%. For the purpose of this  calculation,  the  shares  presently  held  shall be valued at the  public offering  price that would  have been in effect  had the shares  been  purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Fund Classes'  Prospectuses to determine
the   applicability   of  the  Right  of   Accumulation   to  their   particular
circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares of the Funds (and of the Institutional  Class Shares of the Funds holding shares which were acquired  through an exchange  from one of the other  Delaware
Investments(R)  Funds  offered  with a front-end  sales  charge) who redeem such shares  have one year from the date of  redemption  to  reinvest  all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware  Investments(R)  Funds. In the case of Class A Shares, the  reinvestment  will not be assessed a front-end sales charge and in the case of Class B Shares,  the amount of the CDSC previously  charged on the redemption will be  reimbursed  by the  Distributor.  The  reinvestment  will be subject to applicable  eligibility and minimum purchase  requirements and must be in states where shares of such other funds may be sold. This  reinvestment  privilege does not extend to Class A Shares where the  redemption  of the shares  triggered the payment of a Limited CDSC.  Persons  investing  redemption  proceeds from direct investments in the Delaware  Investments(R)  Funds,  offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing
Class A Shares.  The  reinvestment  privilege does not extend to a redemption of
Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemptions  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment  directed to a Delaware  Investments(R)  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware  Investments(R) Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus contains more complete information about the Delaware  Investments(R)
Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Funds'  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group Investment Plans which are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan investing in Delaware  Investments(R)  Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Funds at the time of each such purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on  purchases to  non-retirement  Delaware  Investments  investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal  of  the  entire  plan  from  a  Delaware  Investments(R)  Fund.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased  at  Net  Asset  Value"  under   "Redemption   and  Exchange"   below.
Notwithstanding  the  foregoing,  the Limited CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in connection with redemptions by certain  group defined  contribution  retirement  plans that purchase  shares through a retirement  plan alliance  program which  requires that shares will be available  at NAV,  provided  that RFS  either was the  sponsor of the  alliance program  or had a  product  participation  agreement  with  the  sponsor  of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
     Class  R  Shares  generally  are  available  only  to:  (i)  qualified  and non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase)  of $10  million  or  less;  and  (ii)  to IRA  rollovers  from  plans maintained on  Delaware's  retirement  recordkeeping  system that are offering R
Class Shares to participants.

Availability of Institutional Class Shares
     The  Institutional  Class of each Fund is generally  available for purchase only by: (i) retirement  plans introduced by persons not associated with brokers or dealers  that are  primarily  engaged in the retail  securities  business and rollover  individual  retirement  accounts  from  such  plans;  (ii)  tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv)  a  bank,  trust  company  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  advisors  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated  with a broker or dealer and derives  compensation  for its  services  exclusively  from its clients for such advisory  services;  (vi) certain plans  qualified under Section 529 of the Code for which the Funds'  Manager,  Distributor  or one or more of their  affiliates
provide  recordkeeping,   administrative,   investment  management,   marketing,
distribution  or similar  services  ("Eligible  529 Plans");  and (vii) programs sponsored by financial  intermediaries  where such programs require the purchase of Institutional Class Shares.

     The  Institutional  Class  of each of  Delaware  Corporate  Bond  Fund  and
Delaware  Extended  Duration Bond Fund is also available for purchase by clients of brokers  or dealers  affiliated  with a broker or dealer,  if such  broker or dealer has entered into an agreement with the Distributor providing specifically for the purchase of shares of the Classes in connection with special  investment products, such as wrap accounts or similar fee based programs.  Investors may be charged a fee when  effecting  transactions  in shares of the Classes  through a broker or agent that offers these special products.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for  Class A Shares  at the  public  offering  price,  and for  Class B
Shares,  Class C Shares,  Class R Shares and  Institutional  Class Shares at the
NAV, at the end of the day of receipt.  A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in other Delaware Investments(R) Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest   dividends   and/or   distributions  in  any  of  the  other  Delaware
Investments(R)  Funds,  including the Funds, in states where their shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments(R)  Funds may be  invested  in shares of the Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares.  Dividends from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments(R)  Fund in which  their  investments  are held:  SAR/SEP,  SEP/IRA,
SIMPLE IRA,  SIMPLE 401(k),  Profit  Sharing and Money  Purchase  Pension Plans,
401(k) Defined  Contribution  Plans,  or 403(b)(7) or 457 Deferred  Compensation
Plans.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R) Fund, you may write and authorize an exchange of part or all of your investment into shares of the  Funds.  If you wish to open an account by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Funds'  Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments(R) Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware Investments(R) Fund rather than transferred from the Eligible 529 Plan, as described  under  "Redemption  and  Exchange"  below.  The  treatment of your redemption  proceeds  from an  Eligible  529  Plan  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended
to  direct   transfers  from  a  substantially   similar  class  of  a  Delaware
Investments(R) Fund into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for  investment  in Class A Shares,  Class B  Shares,  Class C Shares or Class R
Shares,  through an agent bank,  pre-authorized  government or private recurring
payments.   This  method  of  investment   assures  the  timely  credit  to  the
shareholder's account of payments such as social security,  veterans' pension or compensation benefits,  federal salaries,  Railroad Retirement benefits, private payroll  checks,  dividends,  and disability or pension fund  benefits.  It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On Demand.  When you  authorize  the Funds to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R)  Funds.  Shareholders  of the Fund Classes may elect to invest in one or more of the other  Delaware  Investments(R)  Funds  through the
Wealth Builder Option.  If in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and invested  automatically  into other Delaware  Investments(R)  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7)  or 457 Plans.  This  option  also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Funds previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service Center at 800-523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Funds  may  be  suitable  for  use  in  Coverdell   Education  Savings  Accounts
("Coverdell  ESAs").  For further details  concerning  these plans and accounts, including applications,  contact your investment adviser or the Distributor.  To determine  whether the benefits of a tax-sheltered  retirement plan or Coverdell
ESA are available and/or appropriate, you should consult with a tax adviser.

     Class B Shares are  available  only through IRAs,  SIMPLE IRAs,  Roth IRAs,
Coverdell ESAs, SEP/IRAs,  SAR/IRAs, 403(b)(7) plans and 457 Plans. The CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.  See the
Fund  Classes'  Prospectuses  for a list of the  instances  in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares.  See "Availability of Institutional  Class Shares" above. For additional information on any of the plans and Delaware  Investments'  retirement services, call the Shareholder Service Center telephone number.

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares
are effected at the NAV per share next calculated  after receipt of the order by the Funds,  their agent or certain other authorized  persons.  See "Distributor"
under "Investment  Advisor and Other Service  Providers" above.  Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is normally 4 p.m.,  Eastern time, on days when the NYSE is open for business.  The
NYSE is scheduled to be open Monday  through  Friday  throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther
King, Jr.'s Birthday,  Presidents' Day, Good Friday,  Memorial Day, Independence
Day, Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining  each  Fund's  total net  assets,  U.S.  government  and other  debt securities  are  valued  at the mean  between  the last  reported  bid and asked prices.  Options are valued at the last reported sales price or, if no sales are reported,  at the mean  between  bid and asked  prices.  Short-term  investments having  remaining  maturities  of 60 days or less are valued at amortized  cost, which approximates market value.  Non-exchange traded options are valued at fair value using a mathematical  model.  For all other  securities and for securities whose closing prices are not readily  available,  we use methods approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The NAVs of all  outstanding  shares of each Class of a Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in that Fund represented by the value of shares of that Class. All income earned and expenses  incurred by a Fund, will be borne on a pro-rata  basis by each  outstanding  share of a Class,  based on each  Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, except that  Institutional  Classes will not incur any of the expenses under the
Trust's Rule 12b-1  Plans,  while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be  allocable to each Class,  the NAV of each
Class of a Fund will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after a Fund  receives  your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next business day. See the Funds' Prospectuses.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain  redemptions  from retirement plan accounts,  a Fund will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B and Class C Shares, and, if applicable,  the Limited CDSC in the case of
Class A Shares and tender to the shareholder the requested amount,  assuming the shareholder  holds enough shares in his or her account for the  redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.
Redemption  proceeds will be distributed  promptly,  as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds.  Exchange instructions  and  redemption  requests  must be signed by the  record  owner(s)
exactly  as the  shares  are  registered.  You may  request a  redemption  or an exchange by calling the  Shareholder  Service Center at 800 523-1918.  Each Fund
may suspend,  terminate,  or amend the terms of the exchange  privilege  upon 60 days' written notice to shareholders.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Advisor and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written  or  telephone  redemption  request  or delay  payment  of  redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds  fairly to value  their  assets,  or in the event that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of a Fund's  investments  is subject to changing  market  prices.
Thus,  a  shareholder  reselling  shares to a Fund may sustain  either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares are  subject to CDSCs as  described  under  "Contingent  Deferred
Sales  Charge - Class B Shares  and Class C Shares"  under  "Purchasing  Shares"
above and in the Fund Classes'  Prospectuses.  Except for the applicable CDSC or
Limited CDSC and, with respect to the expedited  payment by wire described below for which,  in the case of the Fund  Classes,  there may be a bank wiring  cost, neither  the  Funds  nor  the  Distributor  charge  a  fee  for  redemptions  or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original Shares") for shares of other Delaware  Investments(R)  Funds (in each case,  "New Shares") in a permitted  exchange will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as described  in this Part B. In an exchange of Class B Shares,  a Fund's
CDSC  schedule may be higher than the CDSC  schedule  relating to the New Shares acquired as a result of the  exchange.  For purposes of computing  the CDSC that may be payable upon a disposition of the New Shares,  the period of time that an investor  held  the  Original  Shares  is added to the  period  of time  that an investor  held the New Shares.  With  respect to Class B Shares,  the  automatic conversion  schedule of the  Original  Shares may be longer than that of the New
Shares.  Consequently,  an  investment  in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to a Fund's Class B Shares for a longer period of time than if the investment in New Shares were made directly.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other Class
A Shares, but may not exchange their Class A Shares for Class B Shares,  Class C
Shares or Class R Shares of the  Funds or of any other  Delaware  Investments(R)
Fund.  Holders of Class B Shares of a Fund are permitted to exchange all or part
of  their  Class  B  Shares   only  into  Class  B  Shares  of  other   Delaware
Investments(R)  Fund.  Similarly,  holders  of Class C Shares  of the  Funds are permitted  to  exchange  all or part of their  Class C Shares  only into Class C
Shares of any other Delaware  Investments(R)  Fund. Class B Shares of a Fund and
Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares,  the  automatic  conversion  schedule of the fund from which the exchange is made.  The holding period of Class B Shares of a
Fund  acquired  by  exchange  will be  added  to that of the  shares  that  were exchanged for purposes of determining the time of the automatic  conversion into
Class A  Shares  of the  Funds.  Holders  of  Class R Shares  of the  Funds  are
permitted  to  exchange  all or part of their  Class R Shares  only into Class R
Shares of other  Delaware  Investments(R)  Funds  or, if Class R Shares  are not
available for a particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares will be made  without the  imposition  of a CDSC by the
Delaware  Investments(R)  Fund from which the exchange is being made at the time of the exchange.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern  of market  timing in any  Delaware  Investments(R)  Fund to be a market timer.

     Market timing of a Delaware  Investments(R) Fund occurs when investors make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware Investments(R) Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware Investments(R) Fund within the same calendar quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
     You can write to the Funds at P.O. Box 219656,  Kansas City,  MO 64121-9656
to redeem some or all of your  shares.  The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than
$100,000, or when the proceeds are not sent to the shareholder(s) at the address of record,  the Funds  require a  signature  by all owners of the  account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial  bank,  a  trust  company  or  a  member  of  a  Securities  Transfer
Association Medallion Program ("STAMP").  Each Fund reserves the right to reject a  signature  guarantee  supplied  by  an  eligible  institution  based  on  its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class Shares.  Certificates  are not issued for Class B Shares or
Class C Shares.

Written Exchange
     You may also  write to the Funds  (at P.O.  Box  219656,  Kansas  City,  MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R) Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  Shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the Funds in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

     Telephone  Exchange:  The Telephone  Exchange  feature is a convenient  and efficient way to adjust your investment holdings as your liquidity  requirements and investment  objectives  change.  You or your investment dealer of record can exchange  your shares into other  Delaware  Investments(R)  Funds under the same registration,  subject to the same conditions and limitations as other exchanges noted above.  As with the written  exchange  service,  telephone  exchanges  are subject  to the  requirements  of  the  Funds,  as  described  above.  Telephone exchanges may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received by telephone and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM) On Demand.  When you authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Funds  do  not  recommend  any  specific  amount  of  withdrawal.  This  is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for the  investments  made  through  qualified  retirement  plans.  Shares purchased with the initial investment and through reinvestment of cash dividends
and  realized   securities  profits   distributions  will  be  credited  to  the
shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third business day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments(R) Funds or is investing in Delaware  Investments(R) Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a  dealer's  commission  has  been  paid on that  purchase.  The applicable  Limited  CDSC for  Class A Shares  and CDSC for Class B and C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all redemptions under the Plan will be subjected to the applicable
CDSC,  including an assessment for previously  redeemed  amounts under the Plan.
Whether  a waiver  of the CDSC is  available  or not,  the  first  shares  to be redeemed for each  Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired  through  the  reinvestment  of  distributions.  See the Fund  Classes'
Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank account through the  MoneyLine(SM)  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service;  however,  your bank may charge a fee. This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware  Investments(R)  Fund and, in the event of an  exchange  of  Class A  Shares,  the  "NAV of such  shares  at the time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another  Delaware  Investments(R)  Fund will not trigger the  imposition  of the
Limited CDSC at the time of such exchange.  The period a shareholder owns shares into  which  Class A Shares are  exchanged  will count  towards  satisfying  the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied  irrespective of whether the redemption  triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please  see the Fund  Classes'  Prospectuses  for  instances  in which  the
Limited CDSC  applicable  to Class A Shares and the CDSCs  applicable to Class B and C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement  plan alliance  program that  required  shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product  participation  agreement with the sponsor of the alliance  program that specified that the limited CDSC would be waived.

o    The redemption must be made by any group retirement plan (excluding defined
     benefit   pension  plans)  that  purchased   Class  C  shares  prior  to  a
     recordkeeping  transition  period  from  August  2004 to  October  2004 and purchased shares through a retirement plan alliance program,  provided that
     (i)  RFS  was  the  sponsor  of  the  alliance  program  or  had a  product participation  agreement with the sponsor of the alliance  program and (ii)
     RFS  provided  fully  bundled   retirement  plan  services  and  maintained
     participant records on its proprietary recordkeeping system.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

                                  DISTRIBUTIONS

     Dividends,  if any, are declared each day the Delaware Corporate Bond Fund,
Delaware  Extended  Duration Bond Fund,  Delaware  Delchester  Fund and Delaware
High-Yield  Opportunities Fund are open and paid monthly.  Net investment income earned  on days  when the  respective  Fund is not open  will be  declared  as a dividend on the prior business day.

     Purchases of shares of the respective Fund by wire begin earning  dividends when converted into Federal Funds and are available for investment, normally the next business day after receipt.  However, if the respective Fund is given prior notice of  Federal  Funds wire and an  acceptable  written  guarantee  of timely receipt from an investor  satisfying  the Fund's credit  policies,  the purchase will  start  earning  dividends  on the  date the  wire is  received.  Investors desiring to guarantee wire payments must have an acceptable  financial condition and credit history in the sole discretion of the respective  Fund.  Income Funds reserves the right to terminate this option at any time. Purchases by check earn dividends  upon  conversion  to Federal  Funds,  normally one business day after receipt.

     Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares and
Class C Shares alone will incur  distribution  fees under their respective 12b-1
Plans.

     Dividends   and  any  realized   securities   profits   distributions   are
automatically  reinvested  in  additional  shares  of  the  same  Class  of  the respective Fund at net asset value,  unless,  in the case of shareholders of the
Fund Classes, an election to receive dividends in cash has been made. Payment by check of cash  dividends  will  ordinarily be mailed within three  business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested,  notwithstanding  a shareholder's  election to receive  dividends in cash.  If such a  shareholder's  dividends  increase to greater than $1.00,  the shareholder  would  have to file a new  election  in order  to  begin  receiving dividends  in cash  again.  If a  shareholder  redeems  an entire  account,  all dividends  accrued to the time of the withdrawal  will be paid by separate check at the end of that  particular  monthly  dividend  period,  consistent  with the payment and mailing schedule  described above. Any check in payment of dividends or other  distributions  which  cannot be  delivered  by the United  States Post
Office  or which  remains  uncashed  for a period  of more  than one year may be reinvested in the shareholder's  account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a  shareholder's  account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is  otherwise  unable to locate  the  shareholder  or verify  the  shareholder's mailing  address.  These costs may include a  percentage  of the account  when a search company charges a percentage fee in exchange for their location services.

     If you  elect to take your  dividends  and  distributions  in cash and such dividends and  distributions are in an amount of $25 or more, you may choose the
MoneyLine(SM)  Direct Deposit  Service and have such payments  transferred  from your Fund  account to your  pre-designated  bank  account.  This  service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed.  You can initiate either service by completing an Account  Services  form.  If your name and  address on your  designated  bank account are not identical to the name and address on your Fund account, you must have  your  signature  guaranteed.  The  Funds  do  not  charge  a fee  for  any
MoneyLine(SM)  Service;  however,  your bank may charge a fee.  Please  call the
Shareholder Service Center for additional information about these services.

     Any distributions from net realized securities profits will be made twice a year.  The first  payment  would be made  during  the first  quarter of the next fiscal year.  The second payment would be made near the end of the calendar year to comply with certain  requirements  of the Code.  Such  distributions  will be reinvested  in shares,  unless the  shareholders  of the Fund  Classes  elect to receive  them in cash.  The Funds will mail a  quarterly  statement  showing the dividends paid and all the transactions made during the period.

     Fund  distributions and gains from the sale or exchange of your Fund shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding at a 30% or lower treaty rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

                                      TAXES

Distributions of Net Investment Income
     The Funds receive income generally in the form of dividends and interest on their investments in portfolio  securities.  This income, less expenses incurred in the operation of a Fund,  constitutes  its net  investment  income from which dividends may be paid to you. If you are a taxable  investor,  any distributions by a Fund from such income (other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gains
     A Fund may derive  capital gain and loss in connection  with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term  capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions  paid from the excess of net long-term capital  gain  over  net  short-term  capital  loss  will be  taxable  to you as long-term  capital  gain,  regardless of how long you have held your shares in a
Fund.  Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed  once each year and may be  distributed  more  frequently,  if  necessary,  in  order to  reduce  or eliminate federal excise or income taxes on the Fund.

     Returns of Capital. If a Fund's distributions exceed its taxable income and capital  gains  realized  during  a  taxable  year,  all  or a  portion  of  the distributions made in the same taxable year may be  re-characterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable,  but will reduce each  shareholder's cost basis in a Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Effect of Foreign Withholding Taxes
     Each Fund is each  permitted to invest in foreign  securities  as described above.  Accordingly,  each such Fund may be subject to foreign withholding taxes on income from certain foreign  securities.  This, in turn,  could reduce such a
Fund's distributions paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a  Fund.  Similarly,  foreign  exchange  losses  realized  on the  sale  of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are  taxable to you as  ordinary  income,  and any losses  reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of a Fund's previously  distributed  income to be classified as a return of capital.

     PFIC  securities.  A Fund may invest in securities of foreign entities that could be deemed for tax  purposes  to be passive  foreign  investment  companies
(PFICs).  When investing in PFIC  securities,  a Fund intends to  mark-to-market these  securities  and  recognize  any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC security would cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation dividends.  These dividends will not qualify for the reduced rate of taxation on qualified dividends for individuals distributed to you by a Fund. In addition,  if a Fund is unable to identify an investment as a PFIC and thus does not make a  mark-to-market  election,  the Fund may be subject  to U.S.  federal income  tax  on a  portion  of  any  "excess  distribution"  or  gain  from  the disposition  of such  shares  even if such  income is  distributed  as a taxable dividend by the Fund to its  shareholders.  Additional  charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions
     The Funds will inform you of the amount and character of your distributions at the time  they  are  paid,  and will  advise  you of the tax  status  of such distributions  for federal  income tax purposes  shortly after the close of each calendar  year.  If you have not held Fund  shares for a full  year,  a Fund may designate and  distribute  to you, as ordinary  income,  qualified  dividends or capital  gains,  and in the case of  non-U.S.  shareholders,  a Fund may further designate and distribute as  interest-related  dividends and short-term  capital gain  dividends,  a  percentage  of income  that may not be equal to the  actual amount of this type of income earned during the period of your investment in the
Fund.  Taxable  distributions  declared by a Fund in December to shareholders of record in such month,  but paid in  January,  are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company
     Each Fund has  elected,  or intends to elect,  to be treated as a regulated investment  company  under  Subchapter  M of the Code and  intends to so qualify during the current  fiscal  year.  As a  regulated  investment  company,  a Fund generally  pays no federal  income tax on the income and gains it distributes to you.  The Board of Trustees  reserves  the right not to  distribute a Fund's net long-term  capital  gain or not to  maintain  the  qualification  of a Fund as a regulated  investment  company  if it  determines  such a course of action to be beneficial to shareholders.  If net long-term  capital gain is retained,  a Fund would be taxed on the gain,  and  shareholders  would be notified  that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and  possibly  state,  corporate  taxes on its  taxable  income and  gains,  and distributions  to you will be taxed as  dividend  income  to the  extent of such
Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirements
     As a regulated investment company,  each Fund is required to distribute its income and gains on a calendar year basis,  regardless of the Fund's fiscal year end as follows:

     Required distributions.  To avoid federal excise taxes, the Code requires a
Fund to  distribute  to you by  December  31 of each  year,  at a  minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Funds intend to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Post-October  losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions for that calendar year. Accordingly,  a Fund is permitted to elect to treat net capital losses realized  between November 1 and its fiscal year end of July 31 ("post-October  loss") as occurring on the first day of the following tax year (i.e., August 1).

Sales, Exchanges and Redemption of Fund Shares
     Sales,  exchanges  and  redemptions  (including  redemptions  in kind)  are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you  realize  will be capital  gain or loss and will be  long-term  or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis -- Class A Shares only. In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:
     o    In your original purchase of Fund shares,  you received a reinvestment right (the right to reinvest your sales  proceeds at a reduced or with no sales charge), and
     o    You sell some or all of your  original  shares within 90 days of their purchase, and
     o    You reinvest the sales  proceeds in the Fund or in another Fund of the
          Trust,  and the sales charge that would  otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     Conversion of Class B Shares into Class A Shares. The automatic  conversion of Class B Shares  into Class A Shares at the end of  approximately  eight years after  purchase will be tax-free for federal  income tax purposes.  Shareholders should consult their tax advisers regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

U.S. Government Securities
     Income earned on certain U.S.  government  obligations is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant tax-free  status  to  dividends  paid to you  from  interest  earned  on  direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a
Fund in certain other obligations,  such as repurchase agreements collateralized by U.S.  government  obligations,  commercial  paper and  federal  agency-backed obligations  (e.g.,  GNMA or FNMA  obligations),  generally does not qualify for tax-free  treatment.  The rules on  exclusion of this income are  different  for corporations.

Qualified Dividend Income for Individuals
     For individual shareholders,  a portion of the dividends paid by a Fund may be designated as qualified  dividend income eligible for taxation by individuals at long-term  capital gain rates.  This reduced rate  generally is available for dividends  paid by a Fund out of  dividends  earned  on a Fund's  investment  in stocks of domestic corporations and qualified foreign corporations. Because each
Fund is invested  primarily in debt  securities,  it is anticipated that none or only a small  portion  of the income  dividends  paid to you by each Fund may be qualified  dividends  eligible for taxation by individuals at long-term  capital gain rates.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year, a Fund will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations
     For corporate  shareholders,  a portion of the dividends paid by a Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's  shareholders,  and cannot  exceed the gross  amount of  dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation. Because each Fund is invested primarily in debt securities, it is anticipated that none or only a small portion of the income dividends paid to you by each Fund may qualify for the corporate dividends-received deduction.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities
     The Funds  may  invest  in  complex  securities  (e.g.,  futures,  options, short-sales,  etc.) that could be subject to  numerous  special  and complex tax rules.  These rules could affect  whether gain or loss  recognized  by a Fund is treated as ordinary or capital,  or as interest or dividend income.  These rules could also accelerate the recognition of income to a Fund (possibly  causing the
Fund to sell  securities to raise the cash for necessary  distributions).  These rules could defer a Fund's  ability to recognize a loss,  and, in limited cases, subject  the Fund to U.S.  federal  income tax on income  from  certain  foreign securities.  These  rules  could,  therefore,  affect  the  amount,  timing,  or character of the income distributed to you by a Fund.

     Securities  purchased  at  discount.  The Funds are  permitted to invest in securities  issued or purchased at a discount,  such as zero coupon bonds,  that could require a Fund to accrue and distribute income not yet received. If a Fund invests in these  securities,  the Fund could be required to sell  securities in its  portfolio  that it  otherwise  might  have  continued  to hold in  order to generate sufficient cash to make these distributions.

     Derivatives.  Delaware  Corporate Bond Fund and Delaware  Extended Duration
Bond Fund are each permitted to invest in certain options and futures  contracts to hedge a Fund's portfolio or for other  permissible  purposes  consistent with that Fund's investment objective. If a Fund makes these investments, it could be required to mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal year end even though it  continues  to hold the  contracts.
Under these rules,  gains or losses on the contracts  generally would be treated as 60%  long-term  and 40%  short-term  gains or losses,  but gains or losses on certain  foreign  currency  contracts  would be  treated as  ordinary  income or losses. In determining its net income for excise tax purposes, a Fund also would be required to  mark-to-market  these  contracts  annually as of October 31 (for capital  gain net  income and  ordinary  income  arising  from  certain  foreign currency  contracts),  and to realize and  distribute  any resulting  income and gains.

     Tax  straddles.  An  investment  by the  Delaware  Corporate  Bond Fund and
Delaware  Extended  Duration  Bond Fund in options and futures  contracts (or in substantially  similar or related  property) in connection  with certain hedging transactions  could cause it to hold  offsetting  positions in securities.  If a
Fund's risk of loss with  respect to specific  securities  in its  portfolio  is substantially  diminished by the fact that it holds other  securities,  the Fund could be deemed to have  entered into a tax  "straddle"  or to hold a "successor position"  that would  require any loss  realized  by it to be deferred  for tax purposes.

     Short sales.  A Fund's entry into a short sale  transaction or an option or other contract could be treated as the  "constructive  sale" of an  "appreciated financial position," causing it to realize gain, but not loss, on the position.

     Securities  lending  transactions.  A Fund's entry into securities  lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified  dividend  income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend  income,  and, to the extent  that debt  securities  are  loaned,  will generally not qualify as qualified  interest income for foreign  withholding tax purposes.

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Credit Default Swap  Agreements.  A Fund may enter into credit default swap agreements.  The rules governing the tax aspects of swap agreements that provide for contingent  nonperiodic  payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly,  while each Fund intends to account for such  transactions in a manner deemed to be appropriate,  the IRS might not accept such  treatment.  The Funds intend to monitor  developments  in this area.  Certain  requirements that must be met under the Code in order for a
Fund to qualify as a regulated  investment company may limit the extent to which the Fund will be able to engage in credit default swap agreements.

     Investment in REITs and REMIC residual interests (excess inclusion income).
Real estate  investment  trusts  ("REITs")  in which a Fund invests (if any) may hold residual  interests in certain  mortgage  pooling  vehicles  formed as real
estate  mortgage   investment   conduits   ("REMICs")   and/or  may  enter  into
transactions  that  result in a portion of the  REIT's  assets  qualifying  as a
"taxable  mortgage pool" for U.S. federal income tax purposes.  Also, a Fund may make direct  investments  in REMIC residual  interests.  The portion of a Fund's income  received from REMIC residual  interests,  either  directly or through an investment  in a REIT  that  holds  such  interests  or  qualifies  as a taxable mortgage  pool (such  income is  referred  to in the Code as  "excess  inclusion income")  generally  is  required  to be  allocated  by the  Fund to the  Fund's shareholders in proportion to the dividends paid to such  shareholders  with the same  consequences as if the  shareholders  received the excess inclusion income directly.

     Under these rules, a Fund will be taxed at the highest corporate income tax rate on its excess  inclusion  income that is allocable to the percentage of its shares held in record name by "disqualified  organizations," which are generally certain cooperatives,  governmental  entities and tax-exempt  organizations that are exempt from tax on unrelated  business  taxable  income.  To the extent that
Fund shares owned by "disqualified  organizations"  are held in record name by a broker/dealer  or other  nominee,  the  broker/dealer  or other nominee would be liable for the corporate level tax on the portion of the Fund's excess inclusion income  allocable to Fund shares held by the  broker/dealer  or other nominee on behalf of the "disqualified  organizations."  The Funds expect that disqualified organizations  own their shares.  Because this tax is imposed at the Fund level,
all   shareholders,   including   shareholders   that   are   not   disqualified
organizations,  will bear a portion of the tax cost  associated  with the Fund's receipt of excess inclusion income. However, to the extent permissible under the
1940 Act, regulated  investment  companies such as the Funds are permitted under
Treasury  Regulations to specially allocate this tax expense to the disqualified organizations  to which it is  attributable,  without  a  concern  that  such an allocation will constitute a preferential dividend.

     In addition,  with respect to Fund  shareholders who are not nominees,  for
Fund taxable  years  beginning  on or after  January 1, 2007, a Fund must report excess inclusion income to shareholders in two cases:

     o    If the excess  inclusion  income  received  by a Fund from all sources exceeds 1 % of the Fund's gross income, it must inform the non-nominee shareholders  of the amount and character of excess  inclusion  income allocated to them; and

     o    If a Fund receives  excess  inclusion  income from a REIT whose excess inclusion  income in its most  recent  tax year  ending not later than nine months  before the first day of the Fund's  taxable year exceeded
          3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders  of the amount  and  character  of the  excess  inclusion income allocated to them from such REIT.

     Under these rules,  the taxable  income of any Fund  shareholder  can in no event be less that the sum of the  excess  inclusion  income  allocated  to that shareholder  and any such  excess  inclusion  income  cannot  be  offset  by net operating losses of the shareholder.  If the shareholder is a tax-exempt  entity and not a  "disqualified  organization,"  then this  income is fully  taxable as unrelated business taxable income under the Code.  Charitable reminder trusts do not incur  UBTI by  receiving  excess  inclusion  income  from the Fund.  If the shareholder  is a non-U.S.  person,  such  shareholder  would be subject to U.S.
federal income tax withholding at a rate of 30% on this income without reduction or exemption  pursuant to any  otherwise  applicable  income tax treaty.  If the shareholder  is a REIT,  a regulated  investment  company,  common trust fund or other  pass-through  entity,  such  shareholder's  allocable share of the Fund's excess  inclusion  income would be considered  excess  inclusion  income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess  inclusion  income allocated to their owners that are disqualified organizations.  Accordingly,  investors  should be aware  that a portion  of the
Fund's income may be considered excess inclusion income.

     Compliance  with  these   requirements   will  require  a  Fund  to  obtain
significant cooperation from the REITs in which it invests.

     Investments in securities of uncertain tax character.  Each Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the Fund to purchase or sell  securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding
     By law, a Fund must withhold a portion of your taxable  dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors
     Non-U.S.  investors may be subject to U.S.  withholding  and estate tax and are subject to special U.S. tax certification  requirements.  Non-U.S. investors
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by a Fund,  subject  to  certain  exemptions  for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Fund shares,  will be subject to backup  withholding  at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends & short-term capital gain dividends. In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-related dividends.  Interest-related dividends paid by a Fund from qualified  interest income are not subject to U.S.  withholding tax.  "Qualified interest income"  includes,  in general,  U.S. source (1) bank deposit interest,
(2)  short-term  original  discount and (3) interest  (including  original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership  in  which  a Fund  is a  10-percent  shareholder  or is  contingent
interest,   and  (4)  any  interest-related   dividend  from  another  regulated
investment  company.  On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified.  This is because the designation is based on an estimate of the Fund's  qualified  interest  income for its entire  fiscal year, which  can  only  be  determined  with  exactness  at  fiscal  year  end.  As  a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital  gain  dividends  for  non-U.S.  investors.  It  may  not be practical in every case for a Fund to designate, and the Funds reserve the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends.  Additionally,  a Fund's designation of interest-related or short-term  capital gain dividends may not be passed through to  shareholders by  intermediaries  who have  assumed tax  reporting  responsibilities  for this income in managed or omnibus accounts due to systems  limitations or operational constraints.

     Other income and effectively connected income. Ordinary dividends paid by a
Fund to non-U.S.  investors on the income earned on portfolio investments in (i)
the stock of  domestic  and foreign  corporations,  and (ii) the debt of foreign issuers  continue to be subject to U.S.  withholding  tax. If you hold your Fund shares in connection  with a U.S. trade or business,  your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     Investment in U.S. real property. The sale of a U.S. real property interest by a Fund,  or by a REIT or U.S. real property  holding  corporation  in which a
Fund  invests,  may trigger  special  tax  consequences  to the Fund's  non-U.S.
shareholders.  The Foreign  Investment in Real Property Tax Act of 1980 (FIRPTA)
makes  non-U.S.  persons  subject  to U.S.  tax on  disposition  of a U.S.  real property  interest as if he or she were a U.S.  person.  Such gain is  sometimes referred  to  as  FIRPTA  gain.  The  Code  provides  a  look-through  rule  for distributions of FIRPTA gain by a regulated  investment  company (RIC) such as a
Fund, as follows:

     o    The RIC is classified as a qualified  investment  entity. A "qualified investment entity" includes a RIC if, in general, more than 50% of the
          RIC's assets  consists of interests  in REITs and U.S.  real  property holding corporations;
     o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of
          Fund shares at any time during the one-year  period ending on the date of the distribution; and
     o    If these conditions are met, Fund  distributions to you are treated as gain from the  disposition of a U.S. real property  interest  (USRPI), causing the  distribution  to be subject to U.S.  withholding tax at a rate of 35%, and requiring that you to file a nonresident  U.S. income tax return.
     o    In addition,  even if you are a non-U.S.  shareholder  that owns 5% or less  of a  class  of  shares  of a  Fund  classified  as a  qualified investment  entity,  Fund  Distributions  to you  attributable to gain realized  by the Fund from  disposition  of USRPI  will be  treated as ordinary  dividends  (rather  than short- or long-term  capital  gain)
          subject to withholding at a 30% or lower treaty rate.

     Because  each Fund  expects  to invest  less than 50% of its  assets at all times,  directly and indirectly,  in U.S. real property interests,  the Funds do not expect to pay any  dividends  that would be subject to FIRPTA  reporting and tax withholding.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to stock in a Fund  held by the  estate  of a  nonresident  decedent.  The amount  treated as exempt is based upon the  proportion  of the assets held by a
Fund at the end of the quarter  immediately  preceding the decedent's death that are debt  obligations,  deposits,  or other  property  that would  generally  be treated as situated  outside the United  States if held  directly by the estate.
Transfers  by  gift  of  shares  of a Fund by a  non-U.S.  shareholder  who is a nonresident  alien  individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder entitled to claim the benefits of an applicable tax treaty may be different  from those  described  herein.  Non-U.S.
shareholders  are urged to consult  their own tax  advisers  with respect to the particular tax  consequences  to them of an investment in a Fund,  including the applicability of foreign tax.

     Sunsetting of  provisions.  The  provisions  dealing with  interest-related dividends and short-term  capital gain  dividends  that are discussed  above are scheduled to sunset for Fund taxable years  beginning  after  December 31, 2007.
The provisions  creating a partial  exemption from U.S. estate tax are scheduled to sunset on  December  31,  2007.  Unless  these  rules  are  extended  or made permanent before the sunset provisions become effective, non-U.S. investors will again be subject to  nonresident  withholding  taxes on any  ordinary  dividends
(including  short-term  capital gain dividends)  that they receive,  and will no longer be eligible for a reduction in their U.S. estate tax.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of "Distributions  and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

     To obtain the Funds'  most  current  performance  information,  please call
1-800-523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds' past performance and should not be considered as  representative  of future  results.  The Funds will  calculate their  performance  in  accordance  with  the  requirements  of  the  rules  and regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Ernst  &   Young  LLP,   which  is  located  at  2001  Market   Street,
Philadelphia,  PA 19103, serves as the independent  registered public accounting firm for the Trust and,  in its  capacity as such,  audits the annual  financial statements of the Fund. The Fund's Statement of Net Assets,  Statement of Assets
and  Liabilities,  Statement of Operations,  Statement of Changes in Net Assets,
Financial Highlights and Notes to Financial Statements, as well as the report of
Ernst &  Young LLP,  for the fiscal year ended July 31, 2006 are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights,  the notes relating thereto and the reports of Ernst & Young LLP listed above are  incorporated  by reference  from the Annual  Reports into this
Part B.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of November 6, 2006, management believes the following shareholders held of  record 5% or more of the  outstanding  shares  of each  class of each  Fund.
Management does not have knowledge of beneficial owners.

-------------------------- ------------------------------------------------ ----------

Class                      Name and Address of Account                      Percentage
-------------------------- ------------------------------------------------ ----------
Delaware Corporate Bond    MLPF&S for the Sole Benefit of Its Customers         8.76%
Fund Class A               Attn:  Fund Admin.
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL  32246-6484
-------------------------- ------------------------------------------------ ----------
Delaware Corporate Bond    MLPF&S for the Sole Benefit of Its Customers        10.38%
Fund Class B               Attn:  Fund Admin.
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484
-------------------------- ------------------------------------------------ ----------
Delaware Corporate Bond    MLPF&S for the Sole Benefit of Its Customers        35.41%
Fund Class C               Attn:  Fund Admin
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL  32246-6484
-------------------------- ------------------------------------------------ ----------
                           Citigroup Global Markets, Inc.                       5.37%
                           House Account
                           Attn:  Peter Booth, 7th Floor
                           333 W. 34th St.
                           New York, NY  10001-2402
-------------------------- ------------------------------------------------ ----------
Delaware Corporate Bond    MLPF&S for the Sole Benefit of Its Customers        49.95%
Fund Class R               Attn:  Fund Admin.
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL  32246-6484
-------------------------- ------------------------------------------------ ----------
                           Reliance Trustco                                     6.01%
                           FBO Mid Island Electrical S 401k
                           P.O. Box 48529
                           Atlanta, GA  30362-1529
-------------------------- ------------------------------------------------ ----------
                           Counsel Trust FBO                                    6.22%
                           TSMTCO 401k Plan
                           805 S. Wheatley St., Suite 600
                           Ridgeland, MS  39157-5005
-------------------------- ------------------------------------------------ ----------
                           AST Trust Company as Trustee FBO                     5.41%
                           Revere Electric Supply Co.
                           Incentive Savings Plan
                           P.O. Box 52129
                           Phoenix, AZ  85072-2129
-------------------------- ------------------------------------------------ ----------
Delaware Corporate Bond    Sompo Japan Insurance                               17.29%
Fund Institutional Class   Company of America
                           2 World Financial Cnt, 43rd Floor
                           225 Liberty St
                           New York, NY  10281-1008
-------------------------- ------------------------------------------------ ----------
                           Bost & Co.                                           7.22%
                           FBO Tuition A/C Investment Program
                           c/o Mutual Fund Operation
                           PO Box 3198
                           Pittsburgh, PA  15230-3198
-------------------------- ------------------------------------------------ ----------
Delaware Delchester Fund   MLPF&S for the Sole Benefit of Its Customers         6.38%
Class  B                   Attn:  Fund Admin
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL  32246-6484
-------------------------- ------------------------------------------------ ----------
                           Citigroup Global Markets, Inc.                       8.74%
                           House Account
                           Attn:  Peter Booth, 7th Floor
                           333 W. 34th Street
                           New York, NY  10001-2402
-------------------------- ------------------------------------------------ ----------
Delaware Delchester Fund   Citigroup Global Markets, Inc.                      19.62%
Class C                    House Account
                           Attn:  Peter Booth, 7th Floor
                           333 W. 34th Street
                           New York, NY  10001-2402
-------------------------- ------------------------------------------------ ----------
                           MLPF&S for the Sole Benefit of Its Customers         7.97%
                           Attn:  Fund Admin.
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL  32246-6484
-------------------------- ------------------------------------------------ ----------
Delaware Delchester Fund   Pershing LLC                                        33.11%
Institutional Class        PO Box 2052
                           Jersey City, NJ  07303-2052
-------------------------- ------------------------------------------------ ----------
                           RS DMC Employee MPP Plan                            18.73%
                           Delaware Management Co.
                           Employee Money Purchase Pension
                           c/o Rick Seidel
                           2005 Market St.
                           Philadelphia, PA  19103-7042
-------------------------- ------------------------------------------------ ----------
                           FTC & Co.                                           11.43%
                           Datalynx
                           P.O. Box 173736
                           Denver, CO  80217-3736
-------------------------- ------------------------------------------------ ----------
                           Nationwide Life Insurance Company                    7.32%
                           Nationawide QPVA
                           c/o IPO Portfolio Accounting
                           PO Box 182029
                           Columbus, OH  43218-2029
-------------------------- ------------------------------------------------ ----------
Delaware Extended          MLPF&S for the Sole Benefit of Its Customers         7.09%
Duration Bond Fund Class   Attn:  Fund Admin.
A                          4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL  32246-6484
-------------------------- ------------------------------------------------ ----------
                           Nationwide Trust Company FSB                         6.58%
                           c/o IPO Portfolio Accounting
                           P.O. Box 182029
                           Columbus, OH  43218-2029
-------------------------- ------------------------------------------------ ----------
                           PIMS/Prudential Retirement                           6.02%
                           as Nominee for the TTEE/Cust PL 300
                           Pinnacle Health System TSAT
                           205 S. Front Street
                           P.O. Box 8700
                           Harrisburg, PA  17105-8700
-------------------------- ------------------------------------------------ ----------
Delaware Extended          MLPF&S for the Sole Benefit of Its Customers        14.88%
Duration Bond Fund         Attn:  Fund Admin.
Class B                    4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL  32246-6484
-------------------------- ------------------------------------------------ ----------
                           Citigroup Global Markets, Inc.                       9.52%
                           House Account
                           Attn:  Peter Booth, 7th Floor
                           333 W. 34th St
                           New York, NY  10001-2402
-------------------------- ------------------------------------------------ ----------
Delaware Extended          MLPF&S for the Sole Benefit of Its Customers        32.66%
Duration Bond Fund         Attn:  Fund Admin.
Class C                    4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL  32246-6484
-------------------------- ------------------------------------------------ -------------
Delaware Extended          Counsel Trust FBO                                      69.65%
Duration Bond Fund         Prescient Information Systems Inc.
Class R                    336 Fourth Avenue #401k
                           The Time Building
                           Pittsburgh, PA  15222-2011
-------------------------- ------------------------------------------------ ----------
                           MG Trustco Custodian FBO                            27.06%
                           John G. Walton Construction Co. Inc.
                           700 17th Street, Suite 300
                           Denver, CO  80202-3531
-------------------------- ------------------------------------------------ ----------
Delaware Extended          Wilmington Trust Company TTEE FBO                   10.48%
Duration Bond Fund         Medina General Hospital Pension Pl
Institutional Class        c/o Mutual Funds
                           P.O. Box 8880
                           Wilmington, DE  19899-8880
-------------------------- ------------------------------------------------ ----------
Delaware High-Yield        Nationwide Trust Company FSB                         7.08%
Opportunities Fund         c/o IPO Portfolio Accounting
Class A                    P.O. Box 192029
                           Columbus, OH  43218-2029
-------------------------- ------------------------------------------------ ----------
Delaware High-Yield        MLPF&S for the Sole Benefit of Its Customers        15.20%
Opportunities Fund         Attn:  Fund Admin.
Class B                    4800 Deer Lake Drive East, 3rd Floor
                           Jacksonville, FL  32246-6484
-------------------------- ------------------------------------------------ ----------
Delaware High-Yield        MLPF&S for the Sole Benefit of Its Customers        19.25%
Opportunities Fund         Attn:  Fund Admin.
Class C                    4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL  32246-6484
-------------------------- ------------------------------------------------ ----------
                           Citigroup Global Markets, Inc.                       6.84%
                           House Account
                           Attn:  Peter Booth, 7th Floor
                           333 W. 34th St.
                           New York, NY  10001-2402
-------------------------- ------------------------------------------------ ----------
                           Pershing LLC                                         8.65%
                           PO Box 2052
                           Jersey City, NJ  07303-2052
-------------------------- ------------------------------------------------ ----------
Delaware High-Yield        MLPF&S for the Sole Benefit of Its Customers        10.12%
Opportunities Fund         Attn:  Fund Admin.
Class R                    4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL  32246-6484
-------------------------- ------------------------------------------------ ----------
Delaware High-Yield        Chase Manhattan Bank c/f                             7.83%
Opportunities Fund         Del Grp Foundation Fd - Income Port.
Institutional Class        Attn:  Marisol Gordan-Global Inv Ser
                           3 Metrotech Center, 8th Floor
                           Brooklyn, NY  11201-3800
-------------------------- ------------------------------------------------ ----------
                           Donaldson Lufkin & Jenrette                          5.90%
                           Securities Corporation Inc
                           Attn:  Mutual Funds
                           PO Box 2052
                           Jersey City, NJ  07303-2052
-------------------------- ------------------------------------------------ ----------
                           IAATCO                                              10.84%
                           1705 Towanda Ave
                           Bloomington, IL  61701-2040
-------------------------- ------------------------------------------------ ----------
                           Charles Schwab & Co. Inc.                           13.41%
                           Special Custody Acct. FBO Customers
                           Attn:  Mutual Funds
                           101 Montgomery St.
                           San Francisco, CA  94101-4151
-------------------------- ------------------------------------------------ ----------
                           NFS LLC FEBO                                        21.70%
                           USB FBO
                           Iron Strategic Income FD
                           P.O. Box 1787
                           Milwaukee, WI  53201-1787
-------------------------- ------------------------------------------------ ----------
                           State Street Bank & Trust TTEE                      21.42%
                           FBO Xerox Corporation Retirement & Savings Plan
                           105 Rosemont Rd.
                           Westwood, MA  02090-2318
-------------------------- ------------------------------------------------ ----------

--------------------------------------------------------------------------------
APPENDIX A - DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

General Rating Information

Bonds
     The  ratings  list  below can be  further  described  as  follows.  For all categories lower than Aaa, Moody's Investors  Service,  Inc. includes a "1", "2"
or "3"  following  the  rating  to  designate  a  high,  medium  or low  rating, respectively.  Similarly,  for all  categories  lower than AAA,  Standard  &
Poor's  and  Fitch  IBCA,  Inc.  may add a "+" or "-"  following  the  rating to characterize a higher or lower rating, respectively.

-------------- ---------- --------------------------------------------------
Moody's        Aaa        Highest quality, smallest degree of investment
Investors                 risk.
Service, Inc.
-------------- ---------- --------------------------------------------------
               Aa         High quality; together with Aaa bonds, they
                          compose the high-grade bond group.
-------------- ---------- --------------------------------------------------
               A          Upper-medium-grade obligations; many favorable
                          investment attributes.
-------------- ---------- --------------------------------------------------
               Baa        Medium-grade obligations; neither highly
                          protected nor poorly secured.  Interest and
                          principal appear adequate for the present, but
                          certain protective elements may be lacking or
                          may be unreliable over any great length of time.
-------------- ---------- --------------------------------------------------
               Ba         More uncertain with speculative elements.
                          Protective of interest and principal payments
                          not well safeguarded in good and bad times.
-------------- ---------- --------------------------------------------------
               B          Lack characteristics of desirable investment;
                          potentially low assurance of timely interest and
                          principal payments or maintenance of other
                          contract terms over time.
-------------- ---------- --------------------------------------------------
               Caa        Poor standing, may be in default; elements of
                          danger with respect to principal or interest
                          payments.
-------------- ---------- --------------------------------------------------
               Ca         Speculative in high degree; could be in default
                          or have other marked shortcomings.
-------------- ---------- --------------------------------------------------
               C          Lowest rated.  Extremely poor prospects of ever
                          attaining investment standing.
-------------- ---------- --------------------------------------------------

-------------- ---------- --------------------------------------------------
Standard &     AAA        Highest rating; extremely strong capacity to pay
Poor's                    principal and
                          interest.
-------------- ---------- --------------------------------------------------
               AA         High quality; very strong capacity to pay
                          principal and interest.
-------------- ---------- --------------------------------------------------
               A          Strong capacity to pay principal and interest;
                          somewhat more susceptible to the adverse effects
                          of changing circumstances and economic
                          conditions.
-------------- ---------- --------------------------------------------------
               BBB        Adequate capacity to pay principal and interest;
                          normally exhibit adequate protection parameters,
                          but adverse economic conditions or changing
                          circumstances more likely to lead to weakened
                          capacity to pay principal and interest than for
                          higher-rated bonds.
-------------- ---------- --------------------------------------------------
               BB, B,     Predominantly speculative with respect to the
               CCC, CC    issuer's capacity to meet required interest and
                          principal payments. BB-lowest degree of
                          speculation; CC-the highest degree of
                          speculation.  Quality and protective
                          characteristics outweighed by large
                          uncertainties or major risk exposure to adverse
                          conditions.
-------------- ---------- --------------------------------------------------
               D          In default.
-------------- ---------- --------------------------------------------------

-------------- ---------- --------------------------------------------------
Fitch IBCA,    AAA        Highest quality; obligor has exceptionally
Inc.                      strong ability to pay interest and repay
                          principal, which is unlikely to be affected by
                          reasonably foreseeable events.
-------------- ---------- --------------------------------------------------
               AA         Very high quality; obligor's ability to pay
                          interest and repay principal is very strong.
                          Because bonds rated in the AAA and AA categories
                          are not significantly vulnerable to foreseeable
                          future developments, short-term debt of these
                          issuers is generally rated F-1+.
-------------- ---------- --------------------------------------------------
               A          High quality; obligor's ability to pay interest
                          and repay principal is considered to be strong,
                          but may be more vulnerable to adverse changes in
                          economic conditions and circumstances than
                          higher-rated bonds.
-------------- ---------- --------------------------------------------------
               BBB        Satisfactory credit quality; obligor's ability
                          to pay interest and repay principal is
                          considered adequate.  Unfavorable changes in
                          economic conditions and circumstances are more
                          likely to adversely affect these bonds and
                          impair timely payment.  The likelihood that the
                          ratings of these bonds will fall below
                          investment grade is higher than for higher-rated
                          bonds.
-------------- ---------- --------------------------------------------------
               BB,        Not investment grade; predominantly speculative
               CCC,       with respect to the issuer's capacity to repay
               CC, C      interest and repay principal in accordance
                          with the terms of the obligation for bond issues
                          not in default.  BB is the least speculative.  C
                          is the most speculative.
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Commercial Paper
--------- ------------------- ------ ---------------- ------- -----------------
Moody's                       S&P                     Fitch
--------- ------------------- ------ ---------------- ------- -----------------
P-1       Superior quality    A-1+   Extremely        F-1+    Exceptionally
P-2       Strong quality      A-1    strong quality   F-1     strong quality
P-3       Acceptable quality         Strong quality           Very strong
                                                              quality
--------- ------------------- ------ ---------------- ------- -----------------
                              A-2    Satisfactory     F-2     Good credit
                              A-3    quality          F-3     quality
                              B      Adequate         F-S     Fair quality
                              C      quality                  Weak credit
                                     Speculative              quality
                                     quality
                                     Doubtful
                                     quality
--------- ------------------- ------ ---------------- ------- -----------------

-------------------------------------------------------------------------------
State and Municipal Notes
---------- ---------------- -------- ---------------- -------------------------
Moody's                     S&P                       Fitch
---------- ---------------- -------- ---------------- -------------------------
MIG1/
VMIG1      Best quality     SP1+     Very strong      F-1+    Exceptionally
                            SP1      quality          F-1     strong quality
                                     Strong grade     F-2     Very strong
                                                      F-3     quality
                                                      F-S     Good credit
                                                              quality
                                                              Fair credit
                                                              quality
                                                              Weak credit
                                                              quality
---------- ---------------- -------- ---------------- ------- -----------------
MIG2/                       SP2      Satisfactory
VMIG2      High quality     SP3      grade
                                     Speculative
                                     grade
---------- ---------------- -------- ---------------- ------- -----------------
MIG3/
VMIG3      Favorable
           quality
---------- ---------------- -------- ---------------- ------- -----------------
MIG4/
VMIG4      Adequate
           quality
---------- ---------------- ---------------------------------------------------
SG         Speculative
           quality
---------- ---------------- ---------------------------------------------------

Earnings and Dividend Rankings for Common Stocks
     Standard  &  Poor's.  The  investment  process  involves  assessment of various factors -- such as product and industry  position,  corporate  resources and  financial  policy -- with results that make some common  stocks more highly esteemed than others.  In this  assessment,  S&P  believes that earnings and dividend  performance  is the end result of the  interplay of these  factors and that,  over the long run,  the  record of this  performance  has a  considerable bearing on relative quality.  The rankings,  however,  do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

     Relative quality of bonds or other debt, that is, degrees of protection for principal and  interest,  called  creditworthiness,  cannot be applied to common stocks,  and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

     Growth and  stability of earnings and  dividends are deemed key elements in establishing  Standard &  Poor's  earnings and dividend  rankings for common stocks,  which are designed to  capsulize  the nature of this record in a single symbol.  It  should  be  noted,  however,  that  the  process  also  takes  into
consideration   certain  adjustments  and  modifications   deemed  desirable  in
establishing such rankings.

     The point of  departure  in  arriving at these  rankings is a  computerized scoring  system  based on per-share  earnings  and dividend  records of the most recent ten years -- a period  deemed  long  enough to measure  significant  time segments of secular growth,  to capture  indications of basic change in trend as they  develop,  and to  encompass  the full  peak-to-peak  range of the business cycle.  Basic scores are computed for earnings and  dividends,  then adjusted as indicated  by a set of  predetermined  modifiers  for growth,  stability  within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

     Further,  the ranking system makes allowance for the fact that, in general,
corporate  size  imparts  certain  recognized   advantages  from  an  investment
standpoint. Conversely, minimum size limits (in terms of corporate sales volume)
are set for the various rankings,  but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

     The  final  score for each  stock is  measured  against  a  scoring  matrix determined  by  analysis of the scores of a large and  representative  sample of stocks.  The range of scores in the array of this sample has been  aligned  with the following ladder of rankings:

------ ------------------- ------ ------------------ ---- ----------------------
A+     Highest             B+     Average            C    Lowest
------ ------------------- ------ ------------------ ---- ----------------------
A      High                B      Below Average      D    In Reorganization
------ ------------------- ------ ------------------ ---------------------------
A-     Above Average       B-     Lower
------ ------------------- ------ ------------------ ---------------------------

     NR signifies no ranking because of  insufficient  data or because the stock is not amenable to the ranking process.

     The  positions  as  determined  above may be modified in some  instances by
special  considerations,   such  as  natural  disasters,  massive  strikes,  and
non-recurring accounting adjustments.

     A ranking is not a forecast  of future  market  price  performance,  but is basically an  appraisal  of past  performance  of earnings  and  dividends,  and
relative  current   standing.   These  rankings  must  not  be  used  as  market
recommendations;  a high-score stock may at times be so overpriced as to justify its sale,  while a  low-score  stock may be  attractively  priced for  purchase.
Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal  company  policies not yet fully reflected in the earnings and dividend record,  public relations  standing,  recent  competitive  shifts, and a host of other factors that may be relevant to investment status and decision.

----------------------------------------------------------------------------
Preferred Stock Rating
------------ ------- -------------------------------------------------------
Moody's      Aaa     Considered to be a top-quality preferred stock.  This
Investors            rating indicates good asset protection and the least
Service,             risk of dividend impairment within the universe of
Inc.                 preferred stocks.
------------ ------- -------------------------------------------------------
             Aa      Considered a high-grade preferred stock.  This rating
                     indicates that there is reasonable assurance that
                     earnings and asset protection will remain relatively
                     well maintained in the foreseeable future.
------------ ------- -------------------------------------------------------
             A       Considered to be an upper-medium grade preferred
                     stock.  While risks are judged to be somewhat greater
                     than in the "aaa" and "aa" classifications, earnings
                     and asset protection are, nevertheless, expected to
                     be maintained at adequate levels.
------------ ------- -------------------------------------------------------
             Baa     Considered to be medium-grade, neither highly
                     protected nor poorly secured.  Earnings and asset
                     protection appear adequate at present but may be
                     questionable over any great length of time.
------------ ------- -------------------------------------------------------
             Ba      Considered to have speculative elements and its
                     future cannot be considered well assured.  Earnings
                     and asset protection may be very moderate and not
                     well safeguarded during adverse periods.  Uncertainty
                     of position characterizes preferred stocks in this
                     class.
------------ ------- -------------------------------------------------------
             B       Generally lacks the characteristics of a desirable
                     investment.  Assurance of dividend payments and
                     maintenance of other terms of the issue over any long
                     period of time may be small.
------------ ------- -------------------------------------------------------
             Caa     Likely to be in arrears on dividend payments.  This
                     rating designation does not purport to indicate the
                     future status of payments.
------------ ------- -------------------------------------------------------
             Ca      Speculative in a high degree and is likely to be in
                     arrears on dividends with little likelihood of
                     eventual payment.
------------ ------- -------------------------------------------------------
             C       The lowest rated class of preferred or preference
                     stock.  Issues so rated can be regarded as having
                     extremely poor prospects of ever attaining any real
                     investment standing.
------------ ------- -------------------------------------------------------
Standard &   AAA     Has the highest rating that may be assigned by S&P to
Poor's               a preferred stock issue and indicates an extremely
                     strong capacity to pay the preferred stock
                     obligations.
------------ ------- -------------------------------------------------------
             AA      Qualifies as a high-quality fixed income security.
                     The capacity to pay preferred stock obligations is
                     very strong, although not as overwhelming as for
                     issues rated "AAA".
------------ ------- -------------------------------------------------------
             A       Backed by a sound capacity to pay the preferred stock
                     obligations, although  it is somewhat more
                     susceptible to the adverse effects of changes in
                     circumstances and economic conditions.
------------ ------- -------------------------------------------------------
             BBB     Regarded as backed by an adequate capacity to pay the
                     preferred stock obligations.  Whereas it normally
                     exhibits adequate protection parameters, adverse
                     economic conditions or changing circumstances are
                     more likely to lead to a weakened capacity to make
                     payments for a preferred stock in this category than
                     for issues in the "A" category.
------------ ------- -------------------------------------------------------
             BB,B,   Regarded, on balance, as predominantly speculative
             CCC     with respect to
                     the  issuer's capacity to pay preferred stock
                     obligations. "BB" indicates the lowest degree of
                     speculation and "CCC" the highest degree of
                     speculation.  While such issues will likely have some
                     quality and protective characteristics, these  are
                     outweighed by large uncertainties or major risk
                     exposures to adverse conditions.
------------ ------- -------------------------------------------------------
             CC      Reserved for a preferred stock issue in arrears on
                     dividends or sinking fund payments but that is
                     currently paying.
------------ ------- -------------------------------------------------------
             C       A non-paying issue.
             D       A  non-paying issue with the issuer in default on
             NR      debt instruments.
                     Indicates that no rating has been requested, that
                     there is insufficient information on which to base a
                     rating, or that S&P does not rate a particular type
                     of obligation as a matter of policy.
------------ ------- -------------------------------------------------------